    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2007


                                            1933 ACT REGISTRATION NO. 333-49230
                                            1940 ACT REGISTRATION NO. 811-07975
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                      POST-EFFECTIVE AMENDMENT NO. 20                       [X]

                                    AND

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

                      POST-EFFECTIVE AMENDMENT NO. 79                       [X]

                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO

                                   SECRETARY

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

                               -----------------

   It is proposed that this filing will become effective (check appropriate space):

    [ ]immediately upon filing pursuant to paragraph (b) of Rule 485

    [X]on May 1, 2007 pursuant to paragraph (b) of Rule 485

    [ ]60 days after filing pursuant to paragraph (a) (1) of Rule 485

    [ ]on        pursuant to paragraph (a) (1) of Rule 485

   If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Title of Securities Being Registered: Interests in Individual Variable Annuity Contracts
================================================================================

                                 STRATEGIC PARTNERS/SM/ PLUS 3 VARIABLE ANNUITY
                                                        Prospectus: May 1, 2007

                      ------------------------


 This Prospectus describes an Individual Variable Annuity Contract offered by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) and the Pruco Life of New Jersey Flexible Premium Annuity Account. Pruco Life of New Jersey offers several different annuities which your representative may be authorized to offer to you. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features and investment options offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life of New Jersey is an indirect wholly-owned subsidiary of the Prudential Insurance Company of America.


 THE FUNDS

 Strategic Partners Plus 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust (formerly named American Skandia Trust), Evergreen Variable Annuity Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).


 You may choose between two basic versions of Strategic Partners Plus 3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Plus 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS PLUS 3
 To learn more about the Strategic Partners Plus 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file numbers 333-49230 and 333-103473.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 11 of this prospectus.

 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS PLUS 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 Strategic Partners/SM/ is a service mark of the Prudential Insurance Company
 of America.   P2401NY

--------------------------------------------------------------------------------

 The Prudential Series Fund
   Jennison Portfolio
   Prudential Equity Portfolio
   Prudential Global Portfolio
   Prudential Money Market Portfolio
   Prudential Stock Index Portfolio
   Prudential Value Portfolio

   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio

   SP AIM Core Equity Portfolio
   SP Davis Value Portfolio
   SP International Growth Portfolio
   SP International Value Portfolio
   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small-Cap Growth Portfolio
   SP Small Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio
   SP T. Rowe Price Large-Cap Growth Portfolio

 Advanced Series Trust
   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST AllianceBernstein Managed Index 500 Portfolio
   AST American Century Income & Growth Portfolio
   AST American Century Strategic Allocation Portfolio
   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio
   AST DeAM Large-Cap Value Portfolio
   AST DeAM Small-Cap Value Portfolio
   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio
   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid-Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio
   AST Neuberger Berman Small-Cap Growth Portfolio
   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio
   AST UBS Dynamic Alpha Portfolio

 Evergreen Variable Annuity Trust
   Evergreen VA Balanced Fund
   Evergreen VA Fundamental Large Cap Fund
   Evergreen VA Growth Fund
   Evergreen VA International Equity Fund
   Evergreen VA Omega Fund
   Evergreen VA Special Values Fund

 Gartmore Variable Insurance Trust
   GVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SUMMARY.................................  5

  GLOSSARY...........................................................................  6
  SUMMARY............................................................................ 11
  RISK FACTORS....................................................................... 14
  SUMMARY OF CONTRACT EXPENSES....................................................... 15
  EXPENSE EXAMPLES................................................................... 20

PART II: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SECTIONS 1-11.......................... 22

  SECTION 1: WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?................. 23

   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"...................................... 24

  SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?................................... 24

   VARIABLE INVESTMENT OPTIONS....................................................... 24
   FIXED INTEREST RATE OPTIONS....................................................... 36
   MARKET VALUE ADJUSTMENT OPTION.................................................... 37
   TRANSFERS AMONG OPTIONS........................................................... 39
   ADDITIONAL TRANSFER RESTRICTIONS.................................................. 39
   DOLLAR COST AVERAGING............................................................. 40
   ASSET ALLOCATION PROGRAM.......................................................... 41
   AUTO-REBALANCING.................................................................. 41
   SCHEDULED TRANSACTIONS............................................................ 41
   VOTING RIGHTS..................................................................... 41
   SUBSTITUTION...................................................................... 42

  SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE
   (ANNUITIZATION)?.................................................................. 42

   PAYMENT PROVISIONS................................................................ 42
   PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT.................. 42
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD................................... 42
     OPTION 2: LIFE INCOME ANNUITY OPTION............................................ 42
     OTHER ANNUITY OPTIONS........................................................... 42
   TAX CONSIDERATIONS................................................................ 43
   GUARANTEED MINIMUM INCOME BENEFIT................................................. 43
     GMIB ROLL-UP.................................................................... 43
     GMIB OPTION 1: SINGLE LIFE PAYOUT OPTION........................................ 45
     GMIB OPTION 2: JOINT LIFE PAYOUT OPTION......................................... 45
   HOW WE DETERMINE ANNUITY PAYMENTS................................................. 45

  SECTION 4: WHAT IS THE DEATH BENEFIT?.............................................. 46

   BENEFICIARY....................................................................... 46
   CALCULATION OF THE DEATH BENEFIT.................................................. 47
   GUARANTEED MINIMUM DEATH BENEFIT.................................................. 47
     GMDB STEP-UP.................................................................... 47
   SPECIAL RULES IF JOINT OWNERS..................................................... 48
   PAYOUT OPTIONS.................................................................... 48
   BENEFICIARY CONTINUATION OPTION................................................... 48
   SPOUSAL CONTINUANCE OPTION........................................................ 50

  SECTION 5: WHAT IS THE LIFETIME FIVE/SM/ INCOME BENEFIT?........................... 51

   LIFETIME FIVE INCOME BENEFIT...................................................... 51
   SPOUSAL LIFETIME FIVE INCOME BENEFIT.............................................. 57

  SECTION 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?................................. 61

   INCOME APPRECIATOR BENEFIT........................................................ 61
   CALCULATION OF THE INCOME APPRECIATOR BENEFIT..................................... 61
   INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE.................. 62

  SECTION 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?................ 63

   PURCHASE PAYMENTS................................................................. 63
   ALLOCATION OF PURCHASE PAYMENTS................................................... 64

   CREDITS...........................................................................  64
   CALCULATING CONTRACT VALUE........................................................  65

  SECTION 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
   CONTRACT?.........................................................................  65

   INSURANCE AND ADMINISTRATIVE CHARGES..............................................  65
   WITHDRAWAL CHARGE.................................................................  66
   CONTRACT MAINTENANCE CHARGE.......................................................  67
   GUARANTEED MINIMUM INCOME BENEFIT CHARGE..........................................  67
   INCOME APPRECIATOR BENEFIT CHARGE.................................................  67
   BENEFICIARY CONTINUATION OPTION CHARGES...........................................  68
   TAXES ATTRIBUTABLE TO PREMIUM.....................................................  68
   TRANSFER FEE......................................................................  68
   COMPANY TAXES.....................................................................  68
   UNDERLYING MUTUAL FUND FEES.......................................................  69

  SECTION 9: HOW CAN I ACCESS MY MONEY?..............................................  69

   WITHDRAWALS DURING THE ACCUMULATION PHASE.........................................  69
   AUTOMATED WITHDRAWALS.............................................................  69
   SUSPENSION OF PAYMENTS OR TRANSFERS...............................................  70

  SECTION 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
   PLUS 3 CONTRACT?..................................................................  70

   CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT PLANS).  70
   CONTRACTS HELD BY TAX-FAVORED PLANS...............................................  73

  SECTION 11: OTHER INFORMATION......................................................  76

   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY........................................  76
   THE SEPARATE ACCOUNT..............................................................  77
   SALE AND DISTRIBUTION OF THE CONTRACT.............................................  77
   LITIGATION........................................................................  78
   ASSIGNMENT........................................................................  78
   FINANCIAL STATEMENTS..............................................................  78
   STATEMENT OF ADDITIONAL INFORMATION...............................................  78
   HOUSEHOLDING......................................................................  78
   MARKET VALUE ADJUSTMENT FORMULA...................................................  79

APPENDIX A - ACCUMULATION UNIT VALUES................................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU..................... B-1

  PART I SUMMARY
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS PLUS 3 PROSPECTUS

             PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS SUMMARY

 GLOSSARY

 We have tried to make this Prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

 Annual Income Amount

 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


 Annual Withdrawal Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

 Annuitant
 The person whose life determines the amount of income payments that we will make. Except as indicated below, if the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.


 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. Unless we agree otherwise, the contract is eligible to have a co-annuitant designation only if the entity that owns the contract is (1) a plan described in Internal Revenue Code
 Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or
 (3) a custodial account established pursuant to the provisions in Code
 Section 408(a) (or any successor Code section thereto) ("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract. If the Custodial Account continues the contract, then the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid.


 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.



 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant

 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met.


 Contract Date
 The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner, or You
 The person entitled to the ownership rights under the contract.

 Contract Value
 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.

 Contract with Credit
 A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs, and may provide lower interest rates for fixed rate options than the Contract Without Credit.

 Contract without Credit
 A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

 Credit
 If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See Section 4, "What Is The Death Benefit?"

 Designated Life
 For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.

 Dollar Cost Averaging Fixed Rate Option (DCA Fixed Rate Option)
 An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

 Excess Income/Excess Withdrawal

 Under the Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


 Fixed Interest Rate Options
 Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 GLOSSARY continued


 Guarantee Period
 A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

 Guaranteed Minimum Death Benefit (GMDB)
 An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

 GMDB Protected Value
 The amount guaranteed under the Guaranteed Minimum Death Benefit, which equals the GMDB step-up value. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

 GMDB Step-Up
 We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the Contract Value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the Contract Value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

 Guaranteed Minimum Income Benefit (GMIB)
 An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

 GMIB Protected Value
 We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit. The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

 GMIB Reset
 You may elect to "step-up" or "reset" your GMIB protected value if your Contract Value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current Contract Value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

 GMIB Roll-Up
 We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.



 Income Appreciator Benefit (IAB)
 An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

 IAB Automatic Withdrawal Payment Program
 A series of payments consisting of a portion of your Contract Value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 IAB Credit
 An amount we add to your Contract Value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Income Phase
 The period during which you receive income payments under the contract.

 Invested Purchase Payments
 Your purchase payments (which we define below) less any deduction we make for any tax charge.

 Joint Owner
 The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

 Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners--see "Spousal Lifetime Five Income Benefit."

 Market Value Adjustment
 An adjustment to your Contract Value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

 Market Value Adjustment Option
 Under the Contract Without Credit, this investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

 Net Purchase Payments
 Your total purchase payments less any withdrawals you have made.

 Proportional Withdrawals
 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. In general, proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.

 Protected Withdrawal Value
 Under the Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit, an amount that we guarantee regardless of the investment performance of your Contract Value.

 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
 (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

 Spousal Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 GLOSSARY continued


 Statement of Additional Information
 A document containing certain additional information about the Strategic Partners Plus 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-11

 For a more complete discussion of the following topics, see the corresponding section in Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Plus 3 Variable Annuity?
 The Strategic Partners Plus 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 There are two basic versions of the Strategic Partners Plus 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide lower interest rates for fixed interest rate options than the
    Contract Without Credit, and
..   does not offer the market value adjustment option.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.
..   may provide higher interest rates for fixed interest rate options than the
    Contract With Credit, and
..   offers the market value adjustment option.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

 The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

..   During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.
..   The income phase starts when you begin receiving regular payments from your contract.

 The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

 The contract offers a choice of income and death benefit options, which may also be available to you.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). This time period is referred to as the "Free Look" period.

 SUMMARY FOR SECTIONS 1-11 continued


 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 You may also invest your money in fixed interest rate options or in a market value adjustment option.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See
 Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"


 The Lifetime Five Income Benefit and the Spousal Lifetime Five Income Benefit, (each discussed in Section 5) and the Income Appreciator Benefit (discussed in
 Section 6) each may provide an additional amount upon which your annuity payments are based.


 SECTION 4
 What Is The Death Benefit?
 In general, if the sole owner or first to die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of
 (i) the Contract Value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

 The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to the "GMDB protected value" of the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value".


 On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Option, if the conditions that we describe, in Section 4, are met.


 SECTION 5
 What Is The Lifetime Five/SM/ Income Benefit?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

 In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the Contract Value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

 SECTION 6
 What Is The Income Appreciator Benefit?
 The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

 SECTION 7
 How Can I Purchase A Strategic Partners Plus 3 Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

 SECTION 8
 What Are The Expenses Associated With The Strategic Partners Plus 3 Contract? The contract has insurance features and investment features, both of which have related costs and charges.

..   Each year (or upon full surrender) we deduct a contract maintenance charge if your Contract Value is less than $75,000. This charge is currently equal to the lesser of $30 or 2% of your Contract Value. We do not impose the contract maintenance charge if your Contract Value is $75,000 or more.
..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.40% if you choose the base death benefit, -- 1.65% if you choose the step-up Guaranteed Minimum Death Benefit option
       (i.e., 0.25% in addition to the base death benefit charge),

    -- 0.60% if you choose the Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit, or
    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.


..   We impose an additional insurance and administrative charge of 0.10%
    annually for the Contract With Credit.
..   We will deduct an additional charge if you choose the Guaranteed Minimum
    Income Benefit. We deduct this annual charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value (1.00% maximum charge).
..   We will deduct an additional charge if you choose the Income Appreciator
    Benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value.

..   There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

..   If you withdraw money less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit.

 For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

 SECTION 9
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you

 SUMMARY FOR SECTIONS 1-11 continued

 make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%.

 Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.


 We offer optional living benefits--the Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in any of these benefits in order to withdraw some or all of your money. You also may access your Income Appreciator Benefit through withdrawals.


 SECTION 10
 What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 11
 Other Information
 This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 RISK FACTORS
 There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

 Issuer Risk. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life of New Jersey, and thus backed by the financial strength of that company. If Pruco Life of New Jersey were to experience significant financial adversity, it is possible that Pruco Life of New Jersey's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

 Risks Related To Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life of New Jersey holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the Market Value Adjustment Option will perform better than another investment that you might have made.

 Risks Related To The Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the Market Value Adjustment Option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

 SUMMARY OF CONTRACT EXPENSES

 THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS PLUS 3. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

   -----------------------------------------------------------------------------
                      CONTRACT OWNER TRANSACTION EXPENSES
   -----------------------------------------------------------------------------
                             WITHDRAWAL CHARGE/ 1/
   -----------------------------------------------------------------------------
     Number of Contract
     Anniversaries Since
      Purchase Payment        Contract With Credit     Contract Without Credit
   -----------------------------------------------------------------------------
              0                        8%                        7%
   -----------------------------------------------------------------------------
              1                        8%                        6%
   -----------------------------------------------------------------------------
              2                        8%                        5%
   -----------------------------------------------------------------------------
              3                        8%                        4%
   -----------------------------------------------------------------------------
              4                        7%                        3%
   -----------------------------------------------------------------------------
              5                        6%                        2%
   -----------------------------------------------------------------------------
              6                        5%                        1%
   -----------------------------------------------------------------------------
              7                        0%                        0%
   -----------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                             MAXIMUM TRANSFER FEE
 -------------------------------------------------------------------------------
 Each transfer after 12/ 2/                             $30.00
 -------------------------------------------------------------------------------
 Each transfer after 20 (Beneficiary                    $10.00
 Continuation Option only)
 -------------------------------------------------------------------------------

 1 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8.
 2 Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year. There is a unique transfer fee under the Beneficiary Continuation Option.

 SUMMARY OF CONTRACT EXPENSES continued


 The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

 -------------------------------------------------------------------------------
                          PERIODIC ACCOUNT EXPENSES
 -------------------------------------------------------------------------------
 Maximum Contract Maintenance Charge                    $30.00
 and Contract Charge Upon Full
 Withdrawal/ 3/
 -------------------------------------------------------------------------------
 Maximum Annual Contract Fee             lesser of $30 or 2% of Contract Value
 If Contract Value is less than
 $25,000 (Beneficiary Continuation
 Option only)
 -------------------------------------------------------------------------------
      INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
 -------------------------------------------------------------------------------
 As a Percentage of Contract Value in
 Variable Investment Options (except
 as indicated):
 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                               Contract With Credit                  Contract Without Credit
--------------------------------------------------------------------------------------------------------------------
Base Death Benefit                                     1.50%                                  1.40%
--------------------------------------------------------------------------------------------------------------------
Maximum charge for Lifetime Five/ 4/                   1.50%                                  1.50%
--------------------------------------------------------------------------------------------------------------------
Maximum charge for Spousal Lifetime                    1.50%                                  1.50%
Five /4/
--------------------------------------------------------------------------------------------------------------------
Lifetime Five Income Benefit (current                  0.60%                                  0.60%
charge)
--------------------------------------------------------------------------------------------------------------------
Spousal Lifetime Five Income Benefit                   0.75%                                  0.75%
(current charge)
--------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit                       1.75%                                  1.65%
Option - Step-Up
--------------------------------------------------------------------------------------------------------------------
Maximum Annual Guaranteed Minimum                      1.00%                                  1.00%
Income Benefit Charge and Charge Upon
Certain Withdrawals - as a percentage
of average GMIB Protected Value
--------------------------------------------------------------------------------------------------------------------
Annual Guaranteed Minimum Income                       0.50%                                  0.50%
Benefit Charge and Charge Upon
Certain Withdrawals - (for contracts
sold on or after May 1, 2004) - as a
percentage of average GMIB Protected
Value (current charge) /5/
--------------------------------------------------------------------------------------------------------------------
Annual Income Appreciator Benefit
Charge and Charge Upon Certain
Withdrawals/ 6/
AS A PERCENTAGE OF CONTRACT VALUE                      0.25%                                  0.25%
--------------------------------------------------------------------------------------------------------------------
Settlement Service Charge (if the                      1.00%                                  1.00%
Owner's Beneficiary elects the
Beneficiary Continuation Option) /7/
--------------------------------------------------------------------------------------------------------------------


 3 Currently, we waive this fee if your Contract Value is greater than or equal to $75,000. If your Contract Value is less than $75,000, we currently charge the lesser of $30 or 2% of your Contract Value. This is a single fee that we assess (a) annually or (b) upon full withdrawal made on a date other than a contract anniversary.

 4 The charge for the Lifetime Five Income Benefit and Spousal Lifetime Five is imposed based on the value of assets in the variable investment options only. We have the right to increase the charge for each of these benefits to that maximum level.

 5 We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the Contract Value allocated to that variable investment option represents to the total Contract Value in all variable investment options. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. When the GMIB roll-up is increasing at an effective annual interest rate of 5%, the reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in Contract Value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining Contract Value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time. We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit or new election.
 6 We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.
 7 The other Insurance and Administrative Expense charges do not apply if you are a beneficiary under the Beneficiary Continuation Option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the Beneficiary Continuation Option. The 1.00% charge is an annual charge that is assessed daily against the assets in the variable investment options.

                     --------------------------------------
                      TOTAL ANNUAL MUTUAL FUND OPERATING
                                   EXPENSES
                     --------------------------------------

 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2006. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus 3 contract, and may vary from year to year.

--------------------------------------------------------------------------------------------------------------------
                                                      MINIMUM                                MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund                    0.37%                                  1.19%
  Operating Expenses*
--------------------------------------------------------------------------------------------------------------------

 * See "Summary of Contract Expenses" - Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.


------------------------------------------------------------------------------------------------------------------
                                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                    (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------
                                                               For the year ended December 31, 2006
             UNDERLYING PORTFOLIOS               -----------------------------------------------------------------
                                                 Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                Expenses /3/           Portfolio Fees  Portfolio
                                                                                       & Expenses /1/  Operating
                                                                                                      Expenses /2/
-                                                -----------------------------------------------------------------
Prudential Series Fund
 Equity Portfolio                                    0.45%         0.02%       0.00%       0.00%         0.47%
 Global Portfolio                                    0.75%         0.09%       0.00%       0.00%         0.84%
 Jennison Portfolio                                  0.60%         0.03%       0.00%       0.00%         0.63%
 Money Market Portfolio                              0.40%         0.03%       0.00%       0.00%         0.43%
 Stock Index Portfolio /4/                           0.35%         0.02%       0.00%       0.00%         0.37%
 Value Portfolio                                     0.40%         0.03%       0.00%       0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio     0.05%         0.07%       0.00%       0.86%         0.98%
 SP Balanced Asset Allocation Portfolio              0.05%         0.01%       0.00%       0.77%         0.83%
 SP Conservative Asset Allocation Portfolio          0.05%         0.02%       0.00%       0.72%         0.79%
 SP Growth Asset Allocation Portfolio                0.05%         0.01%       0.00%       0.81%         0.87%
 SP AIM Core Equity Portfolio                        0.85%         0.44%       0.00%       0.00%         1.29%
 SP Davis Value Portfolio                            0.75%         0.06%       0.00%       0.00%         0.81%
 SP International Growth Portfolio /5/               0.85%         0.12%       0.00%       0.00%         0.97%
 SP International Value Portfolio /6/                0.90%         0.09%       0.00%       0.00%         0.99%
 SP Mid Cap Growth Portfolio                         0.80%         0.11%       0.00%       0.00%         0.91%
 SP PIMCO High Yield Portfolio                       0.60%         0.10%       0.00%       0.00%         0.70%
 SP PIMCO Total Return Portfolio                     0.60%         0.06%       0.00%       0.00%         0.66%
 SP Prudential U.S. Emerging Growth Portfolio        0.60%         0.07%       0.00%       0.00%         0.67%
 SP Small Cap Growth Portfolio                       0.95%         0.19%       0.00%       0.00%         1.14%
 SP Small Cap Value Portfolio                        0.90%         0.06%       0.00%       0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio      0.90%         0.26%       0.00%       0.00%         1.16%
 SP T. Rowe Price Large Cap Growth Portfolio         0.90%         0.29%       0.00%       0.00%         1.19%

 SUMMARY OF CONTRACT EXPENSES continued


---------------------------------------------------------------------------------------------------------------------------------
                                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                            (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------               For the year ended December 31, 2006
                     UNDERLYING PORTFOLIOS                     ------------------------------------------------------------------
                                                                Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                               Expenses /3/           Portfolio Fees  Portfolio
                                                                                                      & Expenses /1/  Operating
                                                                                                                     Expenses /2/
-                                                               -----------------------------------------------------------------
Advanced Series Trust /7,8/
 AST JPMorgan International Equity                                  0.87%         0.16%       0.00%       0.00%         1.03%
 AST MFS Global Equity                                              1.00%         0.25%       0.00%       0.00%         1.25%
 AST Small-Cap Value                                                0.90%         0.18%       0.00%       0.00%         1.08%
 AST Neuberger Berman Small-Cap Growth /9/                          0.95%         0.16%       0.00%       0.00%         1.11%
 AST Federated Aggressive Growth                                    0.95%         0.14%       0.00%       0.00%         1.09%
 AST DeAM Small-Cap Value                                           0.95%         0.23%       0.00%       0.00%         1.18%
 AST Goldman Sachs Mid-Cap Growth                                   1.00%         0.15%       0.00%       0.00%         1.15%
 AST Neuberger Berman Mid-Cap Growth                                0.90%         0.14%       0.00%       0.00%         1.04%
 AST Neuberger Berman Mid-Cap Value                                 0.89%         0.11%       0.00%       0.00%         1.00%
 AST Mid-Cap Value                                                  0.95%         0.21%       0.00%       0.00%         1.16%
 AST MFS Growth                                                     0.90%         0.13%       0.00%       0.00%         1.03%
 AST Marsico Capital Growth                                         0.90%         0.11%       0.00%       0.00%         1.01%
 AST Goldman Sachs Concentrated Growth                              0.90%         0.13%       0.00%       0.00%         1.03%
 AST DeAM Large-Cap Value                                           0.85%         0.15%       0.00%       0.00%         1.00%
 AST Large-Cap Value                                                0.75%         0.11%       0.00%       0.00%         0.86%
 AST AllianceBernstein Core Value                                   0.75%         0.14%       0.00%       0.00%         0.89%
 AST AllianceBernstein Managed Index 500                            0.60%         0.14%       0.00%       0.00%         0.74%
 AST American Century Income & Growth                               0.75%         0.15%       0.00%       0.00%         0.90%
 AST AllianceBernstein Growth & Income                              0.75%         0.11%       0.00%       0.00%         0.86%
 AST Cohen & Steers Realty Portfolio                                1.00%         0.13%       0.00%       0.00%         1.13%
 AST T. Rowe Price Natural Resources                                0.90%         0.13%       0.00%       0.00%         1.03%
 AST American Century Strategic Allocation /10/                     0.85%         0.21%       0.00%       0.00%         1.06%
 AST Advanced Strategies                                            0.85%         0.24%       0.00%       0.00%         1.09%
 AST T. Rowe Price Asset Allocation                                 0.85%         0.14%       0.00%       0.00%         0.99%
 AST UBS Dynamic Alpha /11/                                         1.00%         0.21%       0.00%       0.00%         1.21%
 AST First Trust Balanced Target                                    0.85%         0.21%       0.00%       0.00%         1.06%
 AST First Trust Capital Appreciation Target                        0.85%         0.19%       0.00%       0.00%         1.04%
 AST Aggressive Asset Allocation                                    0.15%         0.05%       0.00%       0.99%         1.19%
 AST Capital Growth Asset Allocation                                0.15%         0.02%       0.00%       0.95%         1.12%
 AST Balanced Asset Allocation                                      0.15%         0.02%       0.00%       0.90%         1.07%
 AST Conservative Asset Allocation                                  0.15%         0.04%       0.00%       0.89%         1.08%
 AST Preservation Asset Allocation                                  0.15%         0.08%       0.00%       0.82%         1.05%
 AST T. Rowe Price Global Bond                                      0.80%         0.16%       0.00%       0.00%         0.96%
 AST High Yield /12/                                                0.75%         0.15%       0.00%       0.00%         0.90%
 AST Lord Abbett Bond-Debenture                                     0.80%         0.14%       0.00%       0.00%         0.94%
 AST PIMCO Limited Maturity Bond                                    0.65%         0.12%       0.00%       0.00%         0.77%
Evergreen Variable Annuity Trust
 Evergreen VA Balanced Fund                                         0.29%         0.21%       0.00%       0.02%         0.52%
 Evergreen VA Fundamental Large Cap Fund                            0.57%         0.17%       0.00%       0.01%         0.75%
 Evergreen VA Special Values Fund                                   0.78%         0.17%       0.00%       0.02%         0.97%
 Evergreen VA Growth Fund                                           0.40%         0.28%       0.00%       0.00%         0.68%
 Evergreen VA International Equity Fund                             0.40%         0.28%       0.00%       0.00%         0.68%
 Evergreen VA Omega Fund                                            0.52%         0.18%       0.00%       0.01%         0.71%
Gartmore Variable Insurance Trust
 GVIT Developing Markets /13/                                       1.05%         0.35%       0.25%       0.00%         1.65%
Janus Aspen Series
 Janus Aspen Series Large Cap Growth Portfolio - Service Shares     0.64%         0.05%       0.25%       0.00%         0.94%

 1 Each Asset Allocation Portfolio invests in shares of other Portfolios of the Fund and the Advanced Series Trust (the Acquired Portfolios). In addition, each Portfolio may invest otherwise uninvested cash in the Dryden Core Investment Fund (Money Market and/or Short-Term Bond Series).

    Investors in an Asset Allocation Portfolio or other Portfolio indirectly bear the fees and expenses of the Acquired Portfolios and/or Dryden Core Investment Fund. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios and/or Dryden Core Investment Fund, in which the Asset Allocation Portfolios or other Portfolios invested during the year ended December 31, 2006. The Asset Allocation Portfolios do not pay any transaction fees when they purchase and redeem shares of the Acquired Portfolios.

    Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of the respective Portfolios.

    Effective March 1, 2007, each of the Asset Allocation Portfolios became responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fees, in accordance with the terms of the management agreement. Prior to that time, Prudential Investments LLC or an affiliate paid the "other expenses" of the Asset Allocation Portfolios. The table reflects an annualized estimate of the "Other Expenses" of the Asset Allocation Portfolios for the year ended December 31, 2006 had the current arrangement been in place during that year.

 2 Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. Equity Portfolio: 0.75%; Jennison
    Portfolio: 0.75%; Money Market Portfolio: 0.75%; Stock Index Portfolio:
    0.75%; Value Portfolio: 0.75%; SP AIM Core Equity Portfolio: 1.00%; SP International Value Portfolio: 1.00%; SP International Growth Portfolio:
    1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP PIMCO High Yield Portfolio:
    0.82%; SP PIMCO Total Return Portfolio: 0.76%; SP Small Cap Growth
    Portfolio: 1.15%; SP Small Cap Value Portfolio: 1.05%; SP T. Rowe Price Large Cap Growth Portfolio: 1.06%.
 3 As noted above, shares of the Portfolios generally are purchased through variable insurance products. Many of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of each Annuity under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses." For more information see the prospectus for each underlying portfolio and Variable Investment Options in this section.
 4 The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.
 5 Effective November 13, 2006, Marsico Capital Management, LLC was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, William Blair & Company, LLC served as the sole Sub-advisor of the Portfolio, then named the "SP William Blair International Growth Portfolio."
 6 Effective November 13, 2006, Thornburg Investment Management, Inc. was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, LSV Asset Management served as the sole Sub-advisor of the Portfolio, then named the "SP LSV International Value Portfolio."
 7 The AST Aggressive Asset Allocation, the AST Balanced Asset Allocation, the AST Capital Growth Asset Allocation, the AST Conservative Asset Allocation and the AST Preservation Asset Allocation Portfolios (the "Dynamic Asset Allocation Portfolios") each invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests in shares of other Portfolios of the Advanced Series Trust, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Dynamic Asset Allocation Portfolio invested during the year ended December 31, 2006. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when they purchase or redeem shares of the Acquired Portfolios. Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables in the prospectus for the Portfolios.

    Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of the respective Portfolios.

 8 Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. AST AllianceBernstein Core Value: 1.25%; AST AllianceBernstein
    Growth & Income: 1.25%; AST AllianceBernstein Managed Index 500: 0.80%; AST American Century Income & Growth: 1.25%; AST American Century Strategic
    Allocation: 1.25%; AST Cohen & Steers Realty: 1.45%; AST DeAM Large-Cap
    Value: 1.25%; AST DeAM Small-Cap Value: 1.14%; AST Neuberger Berman Small-Cap Growth: 1.35%; AST Federated Aggressive Growth: 1.35%; AST
    Goldman Sachs Concentrated Growth: 0.86%; AST Goldman Sachs Mid-Cap Growth:
    1.12%; AST High Yield: 0.88%; AST JPMorgan International Equity: 1.01%; AST Large-Cap Value: 1.20%; AST Lord Abbett Bond-Debenture: 0.88%; AST MFS Global Equity: 1.18%; AST MFS Growth: 1.35%; AST Marsico Capital Growth:
    1.35%; AST Mid-Cap Value: 1.45%; AST Neuberger Berman Mid-Cap Growth:
    1.25%; AST Neuberger Berman Mid-Cap Value: 1.25%; AST PIMCO Limited
    Maturity Bond: 1.05%; AST Small-Cap Value: 1.30%; AST T. Rowe Price Asset
    Allocation: 1.25%; AST T. Rowe Price Global Bond: 1.75%; AST T. Rowe Price Natural Resources: 1.35%; AST Dynamic Asset Allocation Portfolios: 0.20%.
 9 Effective May 1, 2007, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 2007, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named the "AST DeAM Small-Cap Growth Portfolio."
 10 Prior to May 1, 2007 the Portfolio was named the "AST American Century
    Strategic Balanced Portfolio."
 11 Prior to May 1, 2007 the Portfolio was named the "AST Global Allocation
    Portfolio." Expenses shown are the annualized estimated operating expense for AST UBS Dynamic Alpha Portfolio effective May 1, 2007. Operating expenses for the AST Global Allocation Portfolio based upon the year ended December 31, 2006 would be as follows: Shareholder Fees (fees paid directly from your investment) - None; Management Fees - .10%; Distribution (12b-1) Fees - None; Other Expenses - .09%; Acquired Portfolio Fees & Expenses - .88%; Total Annual Portfolio Operating Expenses - 1.07%.
 12 Effective June 16, 2006, Goldman Sachs Asset Management L.P. no longer serves as a Sub-advisor of the Portfolio.
 13 Effective January 1, 2006, the management fee was lowered by 0.10% to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets
    Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account the current base fee (as stated in the table above) and the maximum performance fee adjustment of 0.10% (+/-), the management fee could range from 0.95% at its lowest to 1.15% at its highest.

 EXPENSE EXAMPLES


 THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

 THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

 Example 1a: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example assumes that:

..   You invest $10,000 in the Contract With Credit,
..   You choose the Step-Up Guaranteed Minimum Death Benefit,
..   You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after May 1, 2004),
..   You choose the Income Appreciator Benefit,
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses,*
..   The investment has a 5% return each year,
..   The mutual fund's total operating expenses remain the same each year,
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge, and

 You withdraw all your assets at the end of the indicated period.

 * Note: Not all portfolios offered are available if you elect certain optional benefits.

 Example 1b: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 2a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

 This example assumes that:

..   You invest $10,000 in the Contract With Credit,
..   You do not choose any optional insurance benefit,
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses,*
..   The investment has a 5% return each year,
..   The mutual fund's total operating expenses remain the same each year,
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge, and
..   You withdraw all your assets at the end of the indicated period.

 * Note: Not all portfolios offered are available if you elect certain optional benefits.

 Example 2b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 3a: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

 Example 3b: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

 Example 4a: Contract Without Credit: Base Death Benefit; and You Withdraw All Your Assets

 This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

 Example 4b: Contract Without Credit: Base Death Benefit; and You Do Not Withdraw Your Assets

 This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

 NOTES FOR EXPENSE EXAMPLES:
 THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

 The values shown in the 10 year column are the same for Example 1a and 1b, 2a and 2b, 3a and 3b, and 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal.

 The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2007. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

 A table of accumulation unit values appears in Appendix A to this prospectus.

 Contract with Credit: Step-up Guaranteed Minimum Death Benefit Option, Guaranteed Minimum Income Benefit, Income Appreciator Benefit

                     Example 1a:                Example 1b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,216 $2,152 $3,004 $4,757 $464    $1,400   $2,346   $4,757
             --------------------------------------------------------------

 Contract With Credit: Base Death Benefit

                     Example 2a:                Example 2b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,114 $1,854 $2,523 $3,879 $362    $1,102   $1,865   $3,879
             --------------------------------------------------------------

 Contract Without Credit: Step-up Guaranteed Minimum Death Benefit Option, Guaranteed Minimum Income Benefit, Income Appreciator Benefit

                     Example 3a:                Example 3b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,066 $1,768 $2,481 $4,494 $436    $1,318   $2,211   $4,494
             --------------------------------------------------------------

 Contract Without Credit: Base Death Benefit

                     Example 4a:                 Example 4b:
              --------------------------------------------------------------
              If you withdraw your assets If you do not withdraw your assets
              --------------------------------------------------------------
              1 yr   3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
              --------------------------------------------------------------
              $968   $1,480 $2,015 $3,640 $338    $1,030   $1,745   $3,640
              --------------------------------------------------------------

  PART II SECTIONS 1 - 11
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS PLUS 3 PROSPECTUS

 1: WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?

 THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

 Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

 There are two basic versions of Strategic Partners Plus 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide a lower interest rate for the fixed interest rate options than the Contract Without Credit, and
..   does not offer the market value adjustment option.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide a higher interest rate for the fixed interest rate options than the Contract With Credit, and
..   offers the Market Value Adjustment Option.

 Unless we state otherwise, when we use the word contract, it applies to both versions.

 In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

 Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

 Strategic Partners Plus 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. The market value adjustment option is only available in the Contract Without Credit. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

 Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 1: WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY? continued


 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"
 If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund equal to your Contract Value (plus the amount of any fees or other charges) as of the date you surrendered your contract.

 If you have purchased the Contract With Credit, we will deduct any credit we had added to your Contract Value.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?

 THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risk that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.

 VARIABLE INVESTMENT OPTIONS

 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely a summary--please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investment policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach.

 Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


 The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services Inc., also under a manager-of- managers approach. AST Investment Services, Inc. is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. Under the agreement through which Prudential Financial, Inc. acquired American Skandia Life Assurance Corporation and certain of its affiliates in May 2003, Prudential Financial may not use the "American Skandia" name in any context after May 1, 2008. Therefore, Prudential Financial has begun a "rebranding" project that involves renaming certain American Skandia legal entities. As pertinent to this annuity: 1) American Skandia Investment Services, Inc. has been renamed AST Investment Services, Inc.; and 2) American Skandia Trust has been renamed Advanced Series Trust. These name changes will not impact the manner in which customers do business with Prudential.


 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

 Pruco Life of New Jersey has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life of New Jersey may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2007) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2006, with regard to amounts that were paid under these kinds of arrangements, the amounts ranged from approximately $53 to approximately $190,514. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.

 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued





       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
                       PRUDENTIAL SERIES FUND
       -----------------------------------------------------------------
        LARGE   Jennison Portfolio: seeks long-term        Jennison
         CAP    growth of capital. The Portfolio        Associates LLC
        GROWTH  invests primarily in equity
                securities of major, established
                corporations that the subadviser
                believes offer above-average growth
                prospects. The Portfolio may invest
                up to 30% of its total assets in
                foreign securities. Stocks are
                selected on a company-by-company
                basis using fundamental analysis.
                Normally 65% of the Portfolio's total
                assets are invested in common stocks
                and preferred stocks of companies
                with capitalization in excess of $1
                billion.
       -----------------------------------------------------------------
        LARGE   Equity Portfolio: seeks long-term          Jennison
         CAP    growth of capital. The Portfolio        Associates LLC;
        BLEND   invests at least 80% of its net           ClearBridge
                assets plus borrowings for investment    Advisors, LLC
                purposes in common stocks of major
                established corporations as well as
                smaller companies that the Sub
                advisers believe offer attractive
                prospects of appreciation. In the
                Jennison portion, over a full market
                cycle, the subadviser seeks to
                outperform the S&P 500 Index by
                investing in a portfolio with
                earnings growth greater than the
                index at valuations comparable to
                that of the index.
       -----------------------------------------------------------------
        INTER   Global Portfolio: seeks long-term          LSV Asset
       NATIONAL growth of capital. The Portfolio          Management/
        EQUITY  invests primarily in common stocks      Marsico Capital
                (and their equivalents) of foreign     Management, LLC/
                and U.S. companies. Each Sub-adviser     T. Rowe Price
                for the Portfolio generally will use   Associates, Inc./
                either a "growth" approach or a         William Blair &
                "value" approach in selecting either     Company, LLC
                foreign or U.S. common stocks.
       -----------------------------------------------------------------
        FIXED   Money Market Portfolio: seeks maximum     Prudential
        INCOME  current income consistent with the        Investment
                stability of capital and the           Management, Inc.
                maintenance of liquidity. The
                Portfolio invests in high-quality
                short-term money market instruments
                issued by the U.S. Government or its
                agencies, as well as by corporations
                and banks, both domestic and foreign.
                The Portfolio will invest only in
                instruments that mature in thirteen
                months or less, and which are
                denominated in U.S. dollars.
       -----------------------------------------------------------------
        LARGE   Value Portfolio: seeks long-term           Jennison
         CAP    growth of capital through               Associates LLC
        VALUE   appreciation and income. The
                Portfolio invests primarily in common
                stocks that the subadviser believes
                are undervalued - those stocks that
                are trading below their underlying
                asset value, cash generating ability
                and overall earnings and earnings
                growth. There is a risk that "value"
                stocks can perform differently from
                the market as a whole and other types
                of stocks and can continue to be
                undervalued by the markets for long
                periods of time. Normally at least
                65% of the Portfolio's total assets
                is invested in the common stock and
                convertible securities of companies
                that the subadviser believes will
                provide investment returns above
                those of the Russell 1000(R) Value
                Index. Most of the investments will
                be securities of large capitalization
                companies. The Portfolio may invest
                up to 25% of its total assets in real
                estate investment trusts (REITs) and
                up to 30% of its total assets in
                foreign securities.
       -----------------------------------------------------------------
        ASSET   SP Aggressive Growth Asset Allocation     Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       -----------------------------------------------------------------
        ASSET   SP Balanced Asset Allocation              Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). The Portfolio
                will invest in equity and
                fixed-income Underlying Portfolios.
       -----------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        ASSET   SP Conservative Asset Allocation           Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on fixed-income
                Underlying Portfolios but will also
                invest in equity Underlying
                Portfolios.
       ------------------------------------------------------------------
        ASSET   SP Growth Asset Allocation Portfolio:      Prudential
       ALLOCA-  seeks to obtain the highest potential   Investments LLC
        TION/   total return consistent with the
       BALANCED specified level of risk tolerance.
                The Portfolio may invest in any other
                Portfolio of the Fund (other than
                another SP Asset Allocation
                Portfolio), and the AST Marsico
                Capital Growth Portfolio of Advanced
                Series Trust (AST) (the Underlying
                Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       ------------------------------------------------------------------
        LARGE   SP AIM Core Equity Portfolio: seeks      A I M Capital
         CAP    long-term growth of capital. The        Management, Inc.
        BLEND   Portfolio normally invests at least
                80% of investable assets in equity
                securities, including convertible
                securities of established companies
                that have long-term above-average
                growth in earnings and growth
                companies that the subadviser
                believes have the potential for
                above-average growth in earnings.
       ------------------------------------------------------------------
        LARGE   SP Davis Value Portfolio: seeks          Davis Selected
         CAP    growth of capital. The Portfolio         Advisers, L.P.
        VALUE   invests primarily in common stocks of
                U.S. companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Value Index. It may also invest
                in stocks of foreign companies and
                U.S. companies with smaller
                capitalizations. The subadviser
                attempts to select common stocks of
                businesses that possess
                characteristics that the subadviser
                believe foster the creation of
                long-term value, such as proven
                management, a durable franchise and
                business model, and sustainable
                competitive advantages. The
                subadviser aims to invest in such
                businesses when they are trading at a
                discount to their intrinsic worth.
                There is a risk that "value" stocks
                can perform differently from the
                market as a whole and other types of
                stocks and can continue to be
                undervalued by the markets for long
                periods of time.
       ------------------------------------------------------------------
        INTER   SP International Value Portfolio           LSV Asset
       NATIONAL (formerly SP LSV International Value      Management,
        EQUITY  Portfolio): seeks capital growth. The      Thornburg
                Portfolio normally invests at least        Investment
                65% of the Portfolio's investable       Management, Inc.
                assets (net assets plus borrowings
                made for investment purposes) in the
                equity securities of companies in
                developed countries outside the
                United States that are represented in
                the MSCI EAFE Index.
       ------------------------------------------------------------------
       MID CAP  SP Mid Cap Growth Portfolio: seeks      Calamos Advisors
        GROWTH  long-term growth of capital. The              LLC
                Portfolio normally invests at least
                80% of investable assets in common
                stocks and related securities, such
                as preferred stocks, convertible
                securities and depositary receipts
                for those securities. These
                securities typically are of medium
                market capitalizations, which the
                subadviser believes have
                above-average growth potential. The
                Portfolio generally defines medium
                market capitalization companies as
                those companies with market
                capitalizations within the market
                capitalization range of the Russell
                Mid Cap Growth Index. The Portfolio's
                investments may include securities
                listed on a securities exchange or
                traded in the over-the-counter
                markets. The subadviser uses a
                bottom-up and top-down analysis in
                managing the Portfolio. This means
                that securities are selected based
                upon fundamental analysis, as well as
                a top-down approach to
                diversification by industry and
                company, and by paying attention to
                macro-level investment themes. The
                Portfolio may invest in foreign
                securities (including emerging
                markets securities).
       ------------------------------------------------------------------
        FIXED   SP PIMCO High Yield Portfolio: seeks   Pacific Investment
        INCOME  to maximize total return consistent        Management
                with preservation of capital and          Company LLC
                prudent investment management. The          (PIMCO)
                Portfolio will invest in a
                diversified portfolio of fixed-income
                investment instruments of varying
                maturities. The average portfolio
                duration of the Portfolio generally
                will vary within a two- to six-year
                time frame based on the Sub-advisor's
                forecast for interest rates.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued




       -----------------------------------------------------------------
       STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                              ADVISOR/
                                                         SUB-ADVISOR
       -----------------------------------------------------------------
        FIXED  SP PIMCO Total Return Portfolio:       Pacific Investment
       INCOME  seeks to maximize total return             Management
               consistent with preservation of           Company LLC
               capital and prudent investment              (PIMCO)
               management. The Portfolio will invest
               in a diversified portfolio of
               fixed-income investment instruments
               of varying maturities. The average
               portfolio duration of the Portfolio
               generally will vary within a three-
               to six-year time frame based on the
               Sub-advisor's forecast for interest
               rates.
       -----------------------------------------------------------------
       MID CAP SP Prudential U.S. Emerging Growth          Jennison
       GROWTH  Portfolio: seeks long-term capital       Associates LLC
               appreciation. The Portfolio normally
               invests at least 80% of investable
               assets in equity securities of small
               and medium sized U.S. companies that
               the subadviser believes have the
               potential for above-average earnings
               growth. The subadviser seeks to
               invest in companies that it believes
               are poised to benefit from an
               acceleration of growth or an
               inflection point in a company's
               growth rate that is not currently
               reflected in the stock price. The
               team uses a research-intensive
               approach based on internally
               generated fundamental research.
       -----------------------------------------------------------------
        SMALL  SP Small Cap Growth Portfolio: seeks      Eagle Asset
         CAP   long-term capital growth. The             Management/
       GROWTH  Portfolio pursues its objective by      Neuberger Berman
               primarily investing in the common       Management, Inc.
               stocks of small-capitalization
               companies, which is defined as a
               company with a market capitalization,
               at the time of purchase, no larger
               than the largest capitalized company
               included in the Russell 2000 Index
               during the most recent 11-month
               period (based on month-end data) plus
               the most recent data during the
               current month.
       -----------------------------------------------------------------
        SMALL  SP Small-Cap Value Portfolio: seeks      Goldman Sachs
         CAP   long-term capital growth. The                Asset
        VALUE  Portfolio normally invests at least    Management, L.P.;
               80% its net assets plus borrowings        ClearBridge
               for investment purposes in the equity    Advisors, LLC
               securities of small capitalization
               companies. The Portfolio focuses on
               equity securities that are believed
               to be undervalued in the marketplace.
       -----------------------------------------------------------------
        LARGE  SP Strategic Partners Focused Growth   AllianceBernstein
         CAP   Portfolio: seeks long-term growth of     L.P.; Jennison
       GROWTH  capital. The Portfolio normally          Associates LLC
               invests at least 65% of total assets
               in equity-related securities of U.S.
               companies that the subadvisers
               believe to have strong capital
               appreciation potential. The
               Portfolio's strategy is to combine
               the efforts of two subadvisers and to
               invest in the favorite stock
               selection ideas of three portfolio
               managers (two of whom invest as a
               team). Each investment Sub-adviser to
               the Portfolio utilizes a growth
               style: Jennison selects approximately
               20 securities and AllianceBernstein
               selects approximately 30 securities.
               The portfolio managers build a
               portfolio with stocks in which they
               have the highest confidence and may
               invest more than 5% of the
               Portfolio's assets in any one issuer.
               The Portfolio is nondiversified,
               meaning it can invest a relatively
               high percentage of its assets in a
               small number of issuers. Investing in
               a nondiversified portfolio,
               particularly a portfolio investing in
               approximately 50 equity-related
               securities, involves greater risk
               than investing in a diversified
               portfolio because a loss resulting
               from the decline in the value of one
               security may represent a greater
               portion of the total assets of a
               nondiversified portfolio.
       -----------------------------------------------------------------
        LARGE  Stock Index Portfolio: seeks              Quantitative
         CAP   investment results that generally          Management
        BLEND  correspond to the performance of         Associates LLC
               publicly-traded common stocks. With
               the price and yield performance of
               the Standard & Poor's 500 Composite
               Stock Price Index (S&P 500) as the
               benchmark, the Portfolio normally
               invests at least 80% of investable
               assets in S&P 500 stocks. The S&P 500
               represents more than 70% of the total
               market value of all publicly-traded
               common stocks and is widely viewed as
               representative of publicly-traded
               common stocks as a whole. The
               Portfolio is not "managed" in the
               traditional sense of using market and
               economic analyses to select stocks.
               Rather, the portfolio manager
               purchases stocks in proportion to
               their weighting in the S&P 500.
       -----------------------------------------------------------------
        LARGE  SP T. Rowe Price Large-Cap Growth        T. Rowe Price
         CAP   Portfolio: seeks long-term capital      Associates, Inc.
       GROWTH  growth. Under normal circumstances,
               the Portfolio invests at least 80% of
               its net assets plus borrowings for
               investment purposes in the equity
               securities of large-cap companies.
               The Sub-adviser generally looks for
               companies with an above-average rate
               of earnings and cash flow growth and
               a lucrative niche in the economy that
               gives them the ability to sustain
               earnings momentum even during times
               of slow economic growth.
       -----------------------------------------------------------------

       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
        INTER-  SP International Growth Portfolio       Marsico Capital
       NATIONAL (formerly, SP William Blair            Management, LLC;
        EQUITY  International Growth Portfolio):        William Blair &
                seeks long-term capital appreciation.    Company, LLC.
                The Portfolio invests primarily in
                equity-related securities of foreign
                issuers. The Portfolio invests
                primarily in the common stock of
                large and medium-sized foreign
                companies, although it may also
                invest in companies of all sizes.
                Under normal circumstances, the
                Portfolio invests at least 65% of its
                total assets in common stock of
                foreign companies operating or based
                in at least five different countries,
                which may include countries with
                emerging markets. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth
                potential.
       -----------------------------------------------------------------
                        ADVANCED SERIES TRUST
       -----------------------------------------------------------------
        ASSET   AST Advanced Strategies Portfolio:         LSV Asset
        ALLOCA  seeks a high level of absolute            Management;
        TION/   return. The Portfolio invests           Marsico Capital
       BALANCED primarily in a diversified portfolio      Management,
                of equity and fixed income securities    LLC; Pacific
                across different investment               Investment
                categories and investment managers.       Management
                The Portfolio pursues a combination       Company LLC
                of traditional and non-traditional         (PIMCO);
                investment strategies.                   T. Rowe Price
                                                       Associates, Inc.;
                                                        William Blair &
                                                        Company, L.L.C.
       -----------------------------------------------------------------
        ASSET   AST Aggressive Asset Allocation               AST
        ALLOCA  Portfolio: seeks the highest              Investment
        TION/   potential total return consistent       Services, Inc./
       BALANCED with its specified level of risk          Prudential
                tolerance. The Portfolio will invest    Investments LLC
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 92.5% to 100% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 0% to 7.5% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Core Value       AllianceBernstein
         CAP    Portfolio: seeks long-term capital           L.P.
        VALUE   growth by investing primarily in
                common stocks. The Sub-advisor
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Growth & Income  AllianceBernstein
         CAP    Portfolio: seeks long-term growth of         L.P.
        VALUE   capital and income while attempting
                to avoid excessive fluctuations in
                market value. The Portfolio normally
                will invest in common stocks (and
                securities convertible into common
                stocks). The Sub-advisor will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects. The stocks that
                the Portfolio will normally invest in
                are those of seasoned companies.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Managed Index    AllianceBernstein
         CAP    500 Portfolio: seeks to outperform           L.P.
        BLEND   the Standard & Poor's 500 Composite
                Stock Price Index (the "S&P 500")
                through stock selection resulting in
                different weightings of common stocks
                relative to the index. The Portfolio
                will invest, under normal
                circumstances, at least 80% of its
                net assets in securities included in
                the S&P(R) 500.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       -----------------------------------------------------------------
        STYLE/      INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
         LARGE   AST American Century Income & Growth   American Century
          CAP    Portfolio: seeks capital growth with      Investment
         VALUE   current income as a secondary          Management, Inc.
                 objective. The Portfolio invests
                 primarily in common stocks that offer
                 potential for capital growth, and
                 may, consistent with its investment
                 objective, invest in stocks that
                 offer potential for current income.
                 The Sub-advisor utilizes a
                 quantitative management technique
                 with a goal of building an equity
                 portfolio that provides better
                 returns than the S&P 500 Index
                 without taking on significant
                 additional risk and while attempting
                 to create a dividend yield that will
                 be greater than the S&P 500 Index.
       -----------------------------------------------------------------
         ASSET   AST American Century Strategic         American Century
        ALLOCA   Allocation Portfolio (formerly known      Investment
         TION/   as AST American Century Strategic      Management, Inc.
       BALANCED  Balanced Portfolio): seeks capital
                 growth and current income. The
                 Sub-advisor intends to maintain
                 approximately 60% of the Portfolio's
                 assets in equity securities and the
                 remainder in bonds and other fixed
                 income securities. Both the
                 Portfolio's equity and fixed income
                 investments will fluctuate in value.
                 The equity securities will fluctuate
                 depending on the performance of the
                 companies that issued them, general
                 market and economic conditions, and
                 investor confidence. The fixed income
                 investments will be affected
                 primarily by rising or falling
                 interest rates and the credit quality
                 of the issuers.
       -----------------------------------------------------------------
         ASSET   AST Balanced Asset Allocation                AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 57.5% to 72.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 27.5% to 42.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         ASSET   AST Capital Growth Asset Allocation          AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 72.5% to 87.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 12.5% to 27.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
       SPECIALTY AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                 seeks to maximize total return             Capital
                 through investment in real estate      Management, Inc.
                 securities. The Portfolio pursues its
                 investment objective by investing,
                 under normal circumstances, at least
                 80% of its net assets in securities
                 of real estate issuers. Under normal
                 circumstances, the Portfolio will
                 invest substantially all of its
                 assets in the equity securities of
                 real estate companies, i.e., a
                 company that derives at least 50% of
                 its revenues from the ownership,
                 construction, financing, management
                 or sale of real estate or that has at
                 least 50% of its assets in real
                 estate. Real estate companies may
                 include real estate investment trusts
                 or REITs.
       -----------------------------------------------------------------
         ASSET   AST Conservative Asset Allocation            AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 47.5% to 62.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 37.5% to 52.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         LARGE   AST DeAM Large-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of capital by        Investment
         VALUE   investing primarily in the value          Management
                 stocks of larger companies. The         Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the equity
                 securities of large-sized companies
                 included in the Russell 1000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 1000(R) Value Index,
                 but which attempts to outperform the
                 Russell 1000(R) Value Index through
                 active stock selection.
       -----------------------------------------------------------------

        ----------------------------------------------------------------
         STYLE/     INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
          TYPE                                             ADVISOR/
                                                          SUB-ADVISOR
        ----------------------------------------------------------------
         SMALL   AST Neuberger Berman Small-Cap Growth  Neuberger Berman
          CAP    Portfolio (formerly known as AST DeAM  Management Inc.
         GROWTH  Small-Cap Growth Portfolio): seeks
                 maximum growth of investors' capital
                 from a portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000 Growth(R) Index.
        ----------------------------------------------------------------
         SMALL   AST DeAM Small-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of investors'        Investment
         VALUE   capital by investing primarily in the     Management
                 value stocks of smaller companies.      Americas, Inc.
                 The Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 its total assets in the equity
                 securities of small-sized companies
                 included in the Russell 2000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 2000(R) Value Index,
                 but which attempts to outperform the
                 Russell 2000(R) Value Index.
        ----------------------------------------------------------------
         SMALL   AST Federated Aggressive Growth        Federated Equity
          CAP    Portfolio: seeks capital growth. The      Management
         GROWTH  Portfolio pursues its investment          Company of
                 objective by investing primarily in     Pennsylvania/
                 the stocks of small companies that     Federated Global
                 are traded on national security           Investment
                 exchanges, NASDAQ stock exchange and      Management
                 the over-the-counter-market. Small     Corp.; Federated
                 companies will be defined as               MDTA LLC
                 companies with market capitalizations
                 similar to companies in the Russell
                 2000 Growth Index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Balanced Target          First Trust
        ALLOCA-  Portfolio: seeks long-term capital      Advisors L.P.
         TION/   growth balanced by current income.
        BALANCED The Portfolio seeks to achieve its
                 objective by investing approximately
                 65% in common stocks and 35% in fixed
                 income securities. The Portfolio
                 allocates the equity portion of the
                 portfolio across five uniquely
                 specialized strategies - the Dow/SM/
                 Target Dividend, the Value Line(R)
                 Target 25, the Global Dividend Target
                 15, the NYSE(R) International Target
                 25, and the Target Small Cap. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy which utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Capital Appreciation     First Trust
        ALLOCA-  Target Portfolio: seeks long-term       Advisors L.P.
         TION/   growth of capital. The Portfolio
        BALANCED seeks to achieve its objective by
                 investing approximately 80% in common
                 stocks and 20% in fixed income
                 securities. The portfolio allocates
                 the equity portion of the portfolio
                 across five uniquely specialized
                 strategies - the Value Line(R) Target
                 25, the Global Dividend Target 15,
                 the Target Small Cap, the Nasdaq(R)
                 Target 15, and the NYSE(R)
                 International Target 25. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST UBS Dynamic Alpha Portfolio        UBS Global Asset
        ALLOCA-  (formerly known as AST Global             Management
         TION/   Allocation Portfolio): seeks to        (Americas) Inc.
        BALANCED maximize total return, consisting of
                 capital appreciation and current
                 income. The Portfolio invests in
                 securities and financial instruments
                 to gain exposure to global equity,
                 global fixed income and cash
                 equivalent markets, including global
                 currencies. The Portfolio may invest
                 in equity and fixed income securities
                 of issuers located within and outside
                 the United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's Sub-Advisor, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
        ----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Goldman Sachs Concentrated Growth    Goldman Sachs
         CAP    Portfolio: seeks growth of capital in        Asset
        GROWTH  a manner consistent with the            Management, L.P.
                preservation of capital. Realization
                of income is not a significant
                investment consideration and any
                income realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in equity securities of companies
                that the Sub-advisor believes have
                the potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the Sub-advisor to
                be positioned for long-term growth.
       ------------------------------------------------------------------
       MID CAP  AST Goldman Sachs Mid-Cap Growth         Goldman Sachs
        GROWTH  Portfolio: seeks long-term capital           Asset
                growth. The Portfolio pursues its       Management, L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in medium
                capitalization companies. For
                purposes of the Portfolio,
                medium-sized companies are those
                whose market capitalizations
                (measured at the time of investment)
                fall within the range of companies in
                the Russell Mid Cap Growth Index. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       ------------------------------------------------------------------
        FIXED   AST High Yield Portfolio: seeks a      Pacific Investment
        INCOME  high level of current income and may       Management
                also consider the potential for           Company LLC
                capital appreciation. The Portfolio         (PIMCO)
                invests, under normal circumstances,
                at least 80% of its net assets plus
                any borrowings for investment
                purposes (measured at time of
                purchase) in high yield, fixed-income
                securities that, at the time of
                purchase, are non-investment grade
                securities. Such securities are
                commonly referred to as "junk bonds".
       ------------------------------------------------------------------
        INTER-  AST JPMorgan International Equity         J.P. Morgan
       NATIONAL Portfolio: seeks long-term capital         Investment
        EQUITY  growth by investing in a diversified    Management Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of the
                world. The equity securities will
                ordinarily be traded on a recognized
                foreign securities exchange or traded
                in a foreign over-the-counter market
                in the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
       ------------------------------------------------------------------
        LARGE   AST Large-Cap Value Portfolio: seeks      Dreman Value
         CAP    current income and long-term growth     Management LLC,
        VALUE   of income, as well as capital             Hotchkis and
                appreciation. The Portfolio invests,     Wiley Capital
                under normal circumstances, at least    Management LLC;
                80% of its net assets in common           J.P. Morgan
                stocks of large cap U.S. companies.        Investment
                The Portfolio focuses on common         Management, Inc.
                stocks that have a high cash dividend
                or payout yield relative to the
                market or that possess relative value
                within sectors.
       ------------------------------------------------------------------
        FIXED   AST Lord Abbett Bond-Debenture           Lord, Abbett &
        INCOME  Portfolio: seeks high current income        Co. LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. To pursue its objective, the
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in fixed income
                securities and normally invests
                primarily in high yield and
                investment grade debt securities,
                securities convertible into common
                stock and preferred stocks. The
                Portfolio may find good value in high
                yield securities, sometimes called
                "lower-rated bonds" or "junk bonds,"
                and frequently may have more than
                half of its assets invested in those
                securities. At least 20% of the
                Portfolio's assets must be invested
                in any combination of investment
                grade debt securities, U.S.
                Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in equity
                securities.
       ------------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Marsico Capital Growth Portfolio:   Marsico Capital
         CAP    seeks capital growth. Income            Management, LLC
        GROWTH  realization is not an investment
                objective and any income realized on
                the Portfolio's investments,
                therefore, will be incidental to the
                Portfolio's objective. The Portfolio
                will pursue its objective by
                investing primarily in common stocks
                of larger, more established
                companies. In selecting investments
                for the Portfolio, the Sub-advisor
                uses an approach that combines "top
                down" economic analysis with "bottom
                up" stock selection. The "top down"
                approach identifies sectors,
                industries and companies that may
                benefit from the trends the
                Sub-advisor has observed. The
                Sub-advisor then looks for individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large, utilizing a
                "bottom up" stock selection process.
                The Portfolio will normally hold a
                core position of between 35 and 50
                common stocks. The Portfolio may hold
                a limited number of additional common
                stocks at times when the Portfolio
                manager is accumulating new
                positions, phasing out existing or
                responding to exceptional market
                conditions.
       ------------------------------------------------------------------
        INTER-  AST MFS Global Equity Portfolio:         Massachusetts
       NATIONAL seeks capital growth. Under normal     Financial Services
        EQUITY  circumstances the Portfolio invests         Company
                at least 80% of its assets in equity
                securities of U.S. and foreign
                issuers (including issuers in
                developing countries). While the
                portfolio may invest its assets in
                companies of any size, the Portfolio
                generally focuses on companies with
                large capitalizations.
       ------------------------------------------------------------------
        LARGE   AST MFS Growth Portfolio: seeks          Massachusetts
         CAP    long-term capital growth and future    Financial Services
        GROWTH  income. Under normal market                 Company
                conditions, the Portfolio invests at
                least 80% of its total assets in
                common stocks and related securities,
                such as preferred stocks, convertible
                securities and depositary receipts,
                of companies. The Sub-advisor focuses
                on investing the Portfolio's assets
                in the stock of companies it believes
                to have above average earnings growth
                potential compared to other companies
                (growth companies). The Portfolio may
                invest up to 35% of its net assets in
                foreign securities.
       ------------------------------------------------------------------
       MID CAP  AST Mid Cap Value Portfolio: seeks to       EARNEST
        VALUE   provide capital growth by investing      Partners LLC/
                primarily in mid-capitalization          WEDGE Capital
                stocks that appear to be undervalued.   Management, LLP
                The Portfolio has a non-fundamental
                policy to invest, under normal
                circumstances, at least 80% of the
                value of its net assets in
                mid-capitalization companies.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
        GROWTH  Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. The
                Sub-adviser looks for fast-growing
                companies that are in new or rapidly
                evolving industries.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Value      Neuberger Berman
        VALUE   Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. For
                purposes of the Portfolio, companies
                with equity market capitalizations
                that fall within the range of the
                Russell Midcap(R) Index at the time
                of investment are considered mid-cap
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies. Under
                the Portfolio's value-oriented
                investment approach, the Sub-advisor
                looks for well-managed companies
                whose stock prices are undervalued
                and that may rise in price before
                other investors realize their worth.
       ------------------------------------------------------------------
        FIXED   AST PIMCO Limited Maturity Bond        Pacific Investment
        INCOME  Portfolio: seeks to maximize total         Management
                return consistent with preservation       Company LLC
                of capital and prudent investment           (PIMCO)
                management. The Portfolio will invest
                in a diversified portfolio of
                fixed-income investment instruments
                of varying maturities. The average
                portfolio duration of the Portfolio
                generally will vary within a one- to
                three-year time frame based on the
                Sub-advisor's forecast for interest
                rates.
       ------------------------------------------------------------------
        ASSET   AST Preservation Asset Allocation             AST
       ALLOCA-  Portfolio: seeks the highest               Investment
        TION/   potential total return consistent       Services, Inc./
       BALANCED with its specified level of risk           Prudential
                tolerance. The Portfolio will invest    Investments LLC
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 27.5% to 42.5% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 57.5% to 72.5% of its
                net assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


      --------------------------------------------------------------------
       STYLE/      INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        SMALL   AST Small-Cap Value Portfolio: seeks       ClearBridge
         CAP    to provide long-term capital growth      Advisors, LLC;
        VALUE   by investing primarily in                 Dreman Value
                small-capitalization stocks that         Management LLC;
                appear to be undervalued. The              J.P. Morgan
                Portfolio will have a non-fundamental      Investment
                policy to invest, under normal          Management, Inc.;
                circumstances, at least 80% of the         Lee Munder
                value of its net assets in small        Investments, Ltd
                capitalization stocks. The Portfolio
                will focus on common stocks that
                appear to be undervalued.
      --------------------------------------------------------------------
        ASSET   AST T. Rowe Price Asset Allocation        T. Rowe Price
       ALLOCA-  Portfolio: seeks a high level of        Associates, Inc.
        TION/   total return by investing primarily
      BALANCED  in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total assets
                in equity securities and 40% in fixed
                income securities. This mix may vary
                depending on the sub-advisor's
                outlook for the markets. The
                Sub-advisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
      --------------------------------------------------------------------
        FIXED   AST T. Rowe Price Global Bond             T. Rowe Price
       INCOME   Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign and
                U.S. dollar-denominated bonds. The
                Portfolio will invest at least 80% of
                its total assets in fixed income
                securities, including high quality
                bonds issued or guaranteed by U.S. or
                foreign governments or their agencies
                and by foreign authorities, provinces
                and municipalities as well as
                investment grade corporate bonds and
                mortgage and asset-backed securities
                of U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the Sub-advisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest up to 20%
                of its assets in the aggregate in
                below investment-grade, high-risk
                bonds ("junk bonds"). In addition,
                the Portfolio may invest up to 30% of
                its assets in mortgage-related
                (including derivatives, such as
                collateralized mortgage obligations
                and stripped mortgage securities) and
                asset-backed securities.
      --------------------------------------------------------------------
      SPECIALTY AST T. Rowe Price Natural Resources       T. Rowe Price
                Portfolio: seeks long-term capital      Associates, Inc.
                growth primarily through the common
                stocks of companies that own or
                develop natural resources (such as
                energy products, precious metals and
                forest products) and other basic
                commodities. The Portfolio normally
                invests primarily (at least 80% of
                its total assets) in the common
                stocks of natural resource companies.
                The Portfolio looks for companies
                that have the ability to expand
                production, to maintain superior
                exploration programs and production
                facilities, and the potential to
                accumulate new resources. At least
                50% of Portfolio assets will be
                invested in U.S. securities, up to
                50% of total assets also may be
                invested in foreign securities.
      --------------------------------------------------------------------

          ------------------------------------------------------------
           STYLE/     INVESTMENT OBJECTIVES/POLICIES       PORTFOLIO
            TYPE                                           ADVISOR/
                                                          SUB-ADVISOR
          ------------------------------------------------------------
                     EVERGREEN VARIABLE ANNUITY TRUST
          ------------------------------------------------------------
           ASSET   Evergreen VA Balanced: seeks capital    Evergreen
          ALLOCA-  growth and current income. The          Investment
           TION/   Portfolio invests in a combination of   Management
          BALANCED equity and debt securities. The        Company, LLC
                   equity securities that the Portfolio
                   invests in primarily consist of the
                   common stocks, preferred stocks and
                   securities convertible or
                   exchangeable for common stocks of
                   large U.S. companies (i.e., companies
                   whose market capitalizations fall
                   within the range tracked by the
                   Russell 1000(R) Index, measured at
                   the time of purchase). Under normal
                   circumstances, the Portfolio will
                   invest at least 25% of its assets in
                   debt securities and the remainder in
                   equity securities. The Portfolio's
                   managers use a diversified equity
                   style of management, best defined as
                   a blend between growth and value
                   stocks. The Portfolio normally
                   invests primarily all of the fixed
                   income portion in U.S.
                   dollar-denominated investment grade
                   debt securities, including debt
                   securities issued or guaranteed by
                   the U.S. Treasury or by an agency or
                   instrumentality of the U.S.
                   government, corporate bonds,
                   mortgage-backed securities,
                   asset-backed securities, and other
                   income producing securities. The
                   Portfolio is not required to sell or
                   otherwise dispose of any security
                   that loses its rating or has its
                   rating reduced after the Portfolio
                   has purchased it. The Portfolio
                   maintains a bias toward corporate and
                   mortgage-backed securities in order
                   to capture higher levels of income.
                   The Portfolio may, but will not
                   necessarily, use a variety of
                   derivative instruments, such as
                   futures contracts, options and swaps,
                   including, for example, index
                   futures, Treasury futures, Eurodollar
                   futures, interest rate swap
                   agreements, credit default swaps, and
                   total return swaps.
          ------------------------------------------------------------
           LARGE   Evergreen VA Fundamental Large Cap:     Evergreen
            CAP    seeks capital growth with the           Investment
           VALUE   potential for current income. The       Management
                   Portfolio invests, under normal        Company, LLC
                   conditions, at least 80% of its
                   assets in common stocks of large U.S.
                   companies (i.e., companies whose
                   market capitalizations fall within
                   the market capitalization range of
                   the companies tracked by the Russell
                   1000(R) Index, measured at the time
                   of purchase). The Portfolio earns
                   current income from dividends paid on
                   equity securities and may seek
                   additional income primarily by
                   investing up to 20% of its assets in
                   convertible bonds, including below
                   investment grade bonds, and
                   convertible preferred stocks of any
                   quality. The Portfolio may invest up
                   to 20% of its assets in foreign
                   securities. The Portfolio's stock
                   selection is based on a diversified
                   style of equity management that
                   allows the Portfolio to invest in
                   both value- and growth-oriented
                   equity securities. "Value" securities
                   are securities which the Portfolio's
                   manager believes are currently
                   undervalued in the marketplace.
                   "Growth" stocks are stocks of
                   companies which the Portfolio's
                   manager believes have anticipated
                   earnings ranging from steady to
                   accelerated growth. The Portfolio's
                   manager looks for companies that he
                   believes are temporarily undervalued
                   in the marketplace, sell at a
                   discount to their private market
                   values and display certain
                   characteristics such as earning a
                   high return on investments and having
                   a competitive advantage in their
                   industry.
          ------------------------------------------------------------
           SMALL   Evergreen VA Growth: seeks long-term    Evergreen
            CAP    capital growth. The Portfolio invests   Investment
           GROWTH  at least 75% of its assets in common    Management
                   stocks of small- and medium-sized      Company, LLC
                   companies (i.e., companies whose
                   market capitalizations fall within
                   the market capitalization range of
                   the companies tracked by the Russell
                   2000(R) Growth Index, measured at the
                   time of purchase). The remaining
                   portion of the Portfolio's assets may
                   be invested in companies of any size.
                   The Portfolio's managers employ a
                   growth-style of equity management and
                   will generally seek to purchase
                   stocks of companies that have
                   demonstrated earnings growth
                   potential which they believe is not
                   yet reflected in the stock's market
                   price. The Portfolio's managers
                   consider earnings growth above the
                   average earnings growth of companies
                   included in the Russell 2000(R)
                   Growth Index as a key factor in
                   selecting investments.
          ------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/      INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                               ADVISOR/
                                                           SUB-ADVISOR
       ------------------------------------------------------------------
        INTER-   Evergreen VA International Equity:         Evergreen
       NATIONAL  seeks long-term capital growth and        Investment
        EQUITY   secondarily, modest income. The           Management
                 Portfolio will normally invest 80% of    Company, LLC
                 its assets in equity securities
                 issued by , in the manager's opinion,
                 established and quality non-U.S.
                 companies located in countries with
                 developed markets. The Portfolio may
                 purchase securities across all market
                 capitalizations. The Portfolio
                 normally invests at least 65% of its
                 assets in securities of companies in
                 at least three countries (other than
                 the U.S.). The Portfolio may also
                 invest in emerging markets. The
                 Portfolio's managers seek both growth
                 and value opportunities For growth
                 investments, the Portfolio's manager
                 seeks, among other things, good
                 business models, good management and
                 growth in cash flows. For value
                 investments, the Portfolio's manager
                 seeks companies that are undervalued
                 in the marketplace compared to their
                 assets. The Portfolio normally
                 intends to seek modest income from
                 dividends paid by its equity
                 holdings. Excluding repurchase
                 agreements and other cash
                 equivalents, the Portfolio intends to
                 invest substantially all of its
                 assets in the securities of non-U.S.
                 issuers.
       ------------------------------------------------------------------
       SPECIALTY Evergreen VA Omega: seeks long-term        Evergreen
                 capital growth. The Portfolio invests     Investment
                 primarily, and under normal               Management
                 conditions substantially all of its      Company, LLC
                 assets, in common stocks of U.S.
                 companies across all market
                 capitalizations. The Portfolio's
                 manager employs a growth style of
                 equity management that emphasizes
                 companies with cash flow growth,
                 sustainable competitive advantages,
                 returns on invested capital above
                 their cost of capital and the ability
                 to manage for profitable growth that
                 can create long-term value for
                 shareholders.
       ------------------------------------------------------------------
         SMALL   Evergreen VA Special Values: seeks         Evergreen
          CAP    capital growth in the value of its        Investment
         VALUE   shares. The Portfolio normally            Management
                 invests at least 80% of its assets in    Company, LLC
                 common stocks of small U.S. companies
                 (i.e. companies whose market
                 capitalizations fall within the
                 market capitalization range of the
                 companies tracked by the Russell
                 2000(R) Index, measured at the time
                 of purchase). The remaining 20% of
                 the Portfolio's assets may be
                 represented by cash or invested in
                 various cash equivalents or common
                 stocks of any market capitalization.
                 The Portfolio's manager seeks to
                 limit the investment risk of small
                 company investing by seeking stocks
                 that trade below what the manager
                 considers their intrinsic value. The
                 Portfolio's manager looks
                 specifically for various growth
                 triggers, or catalysts, that will
                 bring the stock's price into line
                 with its actual or potential value,
                 such as new products, new management,
                 changes in regulation and/or
                 restructuring potential.
       ------------------------------------------------------------------
                   GARTMORE VARIABLE INSURANCE TRUST
       ------------------------------------------------------------------
        INTER-   GVIT Developing Markets: seeks          NWD Management
       NATIONAL  long-term capital appreciation, under  & Research Trust/
        EQUITY   normal conditions by investing at       Gartmore Global
                 least 80% of its total assets in           Partners
                 stocks of companies of any size based
                 in the world's developing economies.
                 Under normal market conditions,
                 investments are maintained in at
                 least six countries at all times and
                 no more than 35% of total assets in
                 any single one of them.
       ------------------------------------------------------------------
                          JANUS ASPEN SERIES
       ------------------------------------------------------------------
         LARGE   Janus Aspen Series: Large Cap Growth     Janus Capital
          CAP    Portfolio - Service Shares: seeks       Management LLC
        GROWTH   long-term growth of capital in a
                 manner consistent with the
                 preservation of capital. The
                 Portfolio invests at least 80% of its
                 net assets plus the amount of any
                 borrowings for investment purposes in
                 common stocks of large-sized
                 companies. Large-sized companies are
                 those whose market capitalizations
                 fall within the range of companies in
                 the Russell 1000 Index at the time of
                 purchase.
       ------------------------------------------------------------------


 FIXED INTEREST RATE OPTIONS
 We offer two fixed interest rate options:
..   a one-year fixed interest rate option, and
..   a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

 When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit. The interest rates we pay on the fixed interest rate options may be influenced by the asset-based charges assessed against the Separate Account.

 Payments allocated to the fixed interest rate options become part of Pruco Life of New Jersey's general assets.

 One-year Fixed Interest Rate Option
 We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

 Dollar Cost Averaging Fixed Rate Option
 You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

 If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment option, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules - for example, quarterly as well as monthly.)

 If you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12/th/ of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

 MARKET VALUE ADJUSTMENT OPTION
 Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. This option is only available in the Contract Without Credit. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

 IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

 You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.

 We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or
 (f) the date the amount is withdrawn.

 During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

 (a)withdraw or transfer the value of the guarantee period,
 (b)allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or
 (c)apply the value in the guarantee period to the annuity or settlement option of your choice.

 If we do not receive instructions from you concerning the disposition of the Contract Value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

 During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life of New Jersey.

 Market Value Adjustment
 When you allocate a purchase payment or transfer Contract Value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your Contract Value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

 For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining Contract Value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

 Other things you should know about the market value adjustment include the following:
..   We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.
..   A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.
..   In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the Contract Value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above.

 YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

 TRANSFERS AMONG OPTIONS
 Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your Contract Value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer Contract Value into the Market Value Adjustment Option at any time, provided it is at least $1,000.

 In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

 With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

 YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. (As noted in the fee table, we have different transfer rules under the beneficiary continuation option). Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing",
 (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

   another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.
..   The portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the portfolio. In addition, you should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus the contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.

..   A portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value, to the extent permitted by law. At present, no Portfolio has adopted a short-term trading fee.

..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING
 The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment option or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

 Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 SCHEDULED TRANSACTIONS

 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)

 PAYMENT PROVISIONS
 We can begin making annuity payments any time on or after the first contract anniversary. Annuity payments must begin no later than the later of the contract anniversary coinciding with or next following the annuitant's 90/th/ birthday or the tenth contract anniversary.

 Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

 The Strategic Partners Plus 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.


 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).


 PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT
 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you.

 Other Annuity Options
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the required minimum distribution rules under the tax law when selecting your annuity option.

 GUARANTEED MINIMUM INCOME BENEFIT
 The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. You may not elect both GMIB and the Lifetime Five Income Benefit.

 The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced proportionally by withdrawals.

 The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

..   The annuitant must be 75 or younger in order for you to elect the
    Guaranteed Minimum Income Benefit.
..   If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value described below. The maximum GMIB charge is 1.00% of average GMIB protected value. Please note that the charge is calculated based on average GMIB protected value, not Contract Value. Thus, for example, the fee would not decline on account of a reduction in Contract Value.
..   Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model. Owners electing this benefit currently, must allocate contract value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, or AST T. Rowe Price Asset Allocation Portfolio.
..   TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A
    CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING
    PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7/TH/ CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET
    (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING
    WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD
    UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS REQUIRED MINIMUM DISTRIBUTION PROVISIONS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD.
    SEE "REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

 Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

 GMIB Roll-Up
 The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the Contract Value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

 Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:
..   the contract anniversary coinciding with or next following the annuitant's
    80/th/ birthday,
..   the 7/th/ contract anniversary, or
..   7 years from the most recent GMIB reset (as described below).

 However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

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 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 EFFECT OF WITHDRAWALS
 In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the Contract Value after the withdrawal by the Contract Value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

 The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

 Example 1. Dollar-for-dollar Reduction
 A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and Proportional Reductions
 A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the Contract Value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The GMIB protected value is first reduced by the Remaining Limit (from
    $241,941.95 to $239,441.95).
..   The result is then further reduced by the ratio of A to B, where:
..   A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
    $7,500).
..   B is the Contract Value less the Remaining Limit ($220,000 - $2,500, or
    $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.
..   The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 -
    $2,500 - $8,256.62, or $479,243.38).
..   The Remaining Limit is set to zero (0) for the balance of the first contract year.

 Example 3. Dollar-for-dollar Limit in Second Contract Year
 A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).
..   The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

 GMIB Reset Feature
 You may elect to "reset" your GMIB protected value to equal your current Contract Value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76/th/ birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

 Payout Amount
 The Guaranteed Minimum Income Benefit payout amount is based on the age and sex of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

 1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

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

 2) the adjusted Contract Value--that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

 GMIB Annuity Payout Options
 We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after May 1, 2004 (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

 GMIB Option 1
 Single Life Payout Option: We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

 GMIB Option 2
 Joint Life Payout Option: In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

 You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 90 or the 10/th/ contract anniversary.

 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your Contract Value declines significantly due to negative investment performance. If your Contract Value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower Contract Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your Contract Value but at the annuity purchase rates guaranteed under the GMIB.

 Terminating The Guaranteed Minimum Income Benefit
 The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your Contract Value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

 Upon termination of the GMIB, we will deduct the charge from your Contract Value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after May 1, 2004 (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the

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

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued

 minimum amounts we will pay (per $1000 of adjusted Contract Value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities
 Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 Guaranteed and GMIB Annuity Payments
 Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

 1) First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
    (a) four years, for life annuities under the GMIB sold in contracts on or after May 1, 2004 or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

 2) Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

 Current Annuity Payments
 Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

 4: WHAT IS THE DEATH BENEFIT?
 The Death Benefit Feature Protects The Contract Value For The Beneficiary.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided we receive the form in good order. Unless an irrevocable beneficiary has been named, during the accumulation period, you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

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

 CALCULATION OF THE DEATH BENEFIT

 If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Option. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Option.


 Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

 1) The current Contract Value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on Contract Value held within the market value adjustment option when a death benefit is paid.

 2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, if you have chosen the Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

 GUARANTEED MINIMUM DEATH BENEFIT
 The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase.

 The GMDB protected value option equals the GMDB step-up. The GMDB protected value is calculated daily.

 GMDB Step-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the Contract Value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

 We stop increasing the GMDB step-up by any appreciation in the Contract Value on the later of:
..   the contract anniversary coinciding with or next following the sole or older owner's 80/th/ birthday, or
..   the 5th contract anniversary.

 However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 Here is an example of a proportional reduction:

 The current Contract Value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the Contract Value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 Special rules apply if the beneficiary is the spouse of the owner and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

..   If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Option are met, then the contract can continue, and the spouse will become the new owner of the contract; or
..   The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Option must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.


 If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the Contract Value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that Contract Value as a purchase payment occurring on that date.

                                      47

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 4: WHAT IS THE DEATH BENEFIT? continued


 SPECIAL RULES IF JOINT OWNERS

 If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Option may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end.

 PAYOUT OPTIONS
 Originally, a beneficiary could, within 60 days of providing proof of death, take the death benefit as follows:

 Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

 During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

 If the owner and joint owner are spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"

 With respect to death benefits paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary of the death benefit may, within 60 days of providing proof of death, also take the death benefit as indicated above, or as follows:
  . As a lump sum. If the beneficiary does not choose a payout option within sixty days, the beneficiary will be paid in this manner; or
  . As payment of the entire death benefit within a period of 5 years from the date of death; or
  . As a series of payments not extending beyond the life expectancy of the beneficiary, or over the life of the beneficiary. Payments under this option must begin within one year of the date of death; or
  .   As the beneficiary continuation option, described immediately below.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an annuity option, a beneficiary may also take the death benefit under an alternative death benefit payment option, as provided by the Code. This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, 403(b), or a non-qualified contract.

 Under the Beneficiary Continuation Option:
..   The Owner's contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will be charged an amount equal to 1.00% daily against the average daily net assets allocated to the variable investment options.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Contract Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available variable investment options will be among those available to the Owner at the time of death, however certain variable investment options may not be available.


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


..   The beneficiary may request transfers among variable investment options, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No additional Purchase Payments can be applied to the contract.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the
    Contract Value at any time without application of any applicable CDSC unless the Beneficiary Continuation Option was the payout predetermined by the owner and the owner restricted the beneficiary's withdrawal rights.
..   Withdrawals are not subject to CDSC.
..   Upon the death of the beneficiary, any remaining Contract Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently only investment options corresponding to Portfolios of the Advanced Series Trust and the Prudential Money Market Portfolio of The Prudential Series Fund are available under the Beneficiary Continuation Option.

 Your beneficiary will be provided with a prospectus and a settlement agreement that will describe this option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the beneficiary continuation option. We may pay compensation to the selling broker-dealer based on amounts held in the Beneficiary Continuation Option.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)

 Except in the case of spousal continuance as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the annuity date, the death benefit must be distributed:
  . by December 31/st/ of the year including the five year anniversary of the date of death; or
  . as a series of annuity payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to death benefit proceeds becoming due, a beneficiary can elect to receive the death benefit proceeds under the Beneficiary Continuation Option as described above in the section entitled "Beneficiary Continuation Option," or as a series of fixed annuity payments. See the section entitled "What Kind of Payments Will I Receive During the Income Phase?"

 Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out within five years from the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date
    Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple


                                      49

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 4: WHAT IS THE DEATH BENEFIT? continued



   beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 SPOUSAL CONTINUANCE OPTION
 This option is available if, on the date we receive proof of the owner's death (or annuitant's death, for custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse, or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract or 3) the contract is held by a Custodial Account and the custodian of the account has elected to continue the contract, and designate the surviving spouse as annuitant. Continuing the contract in the latter scenario will result in the contract no longer qualifying for tax deferral under the Internal Revenue Code. However, such tax deferral should result from the ownership of the contract by the Custodial Account. Spousal continuance may be available where the contract is owned by certain other types of entity-owners. Please consult your tax or legal adviser.

 In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death (or the annuitant's death, in the case of a custodially-owned contract referenced above). Assuming the above conditions are present, the surviving spouse (or custodian, for the custodially-owned contracts referenced above) can elect the Spousal Continuance Option, but must do so no later than 60 days after furnishing proof of death in good order.

 Upon activation of the Spousal Continuance Option, the Contract Value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This Contract Value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted Contract Value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

 Under the Spousal Continuance Option, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Option. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, Contract Value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

 IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Option, we will adjust the Contract Value to equal the greater of:

  .   the Contract Value, or
  .   the sum of all invested purchase payments (adjusted for withdrawals).

 IF YOU HAVE ELECTED THE GMDB STEP-UP, we will adjust the Contract Value to equal the greater of:
  .   the Contract Value, or
  .   the GMDB step-up.

 After we have made the adjustment to Contract Value set out immediately above, we will continue to compute the GMDB step-up under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.


 If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Option.


 IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

 IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT OR SPOUSAL LIFETIME FIVE, on the owner's death, the Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Benefit as if he/she were a new purchaser, then the surviving spouse may elect Benefit under the Spousal Continuance Option.

 IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Option. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following:
 (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the later of the contract anniversary next following the annuitant's 90/th/ birthday or the 10/th/ contract anniversary), or (c) the later of the 10/th/ contract anniversary or the contract anniversary next following the surviving spouse's 90/th/ birthday (or the annuitant's 90/th/ birthday if other than the surviving spouse).

 If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the Contract Value.


 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?

 LIFETIME FIVE INCOME BENEFIT
 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year.

 Lifetime Five is subject to certain restrictions described below.

..   Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.
..   Lifetime Five is not available if you elect the Guaranteed Minimum Income
    Benefit or Income Appreciator Benefit.

..   Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio,


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 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued



   AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price
    Asset Allocation Portfolio, AST American Century Strategic Allocation Portfolio, or AST UBS Dynamic Alpha Portfolio. As specified in this paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


 Protected Withdrawal Value

 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier;

 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;

 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).


..   If you elect Lifetime Five at the time you purchase your contract, the
    Contract Value will be your initial purchase payment.
..   For existing contract owners who are electing the Lifetime Five Benefit, the Contract Value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected Lifetime Five on or after March 20, 2006, then:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.

 If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up.

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.

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

..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by any amount.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1st contract anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the contract anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by 5% or more.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the contract anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature. The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Annual Withdrawal Amount Under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

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 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):
 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33
 (b)Contract value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
  .   Annual Withdrawal Amount for future contract years remains at $18,550
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.
  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93
  .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
  .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  .   Remaining Annual Withdrawal Amount for current contract year = $0
  . Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.
  . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489
  .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
      $18,061
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.
  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623
  .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
  . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

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

  .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
  . Proportional reduction = Excess Withdrawal/Contract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503
  .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

 EXAMPLE 3. Step-up of the Protected Withdrawal Value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.

..   Because the Contract Date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the Contract Date and Effective Date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.


 Benefits Under Lifetime Five
..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further purchase payments will be accepted under your contract.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

    1. apply your Contract Value to any annuity option available;

    2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

    3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


 We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

    2. the Contract Value.

 If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

 Election of Lifetime Five
 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 Lifetime Five terminates:
..   upon your surrender of the contract,

..   upon the death of the annuitant (but your surviving spouse may elect a new
    Lifetime Five benefit if your spouse elects the Spousal Continuance Option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/ election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

 Additional Tax Considerations for Qualified Contracts
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law.

 SPOUSAL LIFETIME FIVE INCOME BENEFIT

 Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available option(s). Owners electing this benefit currently must allocate contract value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST American Century Strategic Allocation Portfolio, or AST UBS Dynamic Alpha Portfolio. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.


 We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Contract Value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.


 Key Feature--Protected Withdrawal Value.
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Spousal Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;
 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;
 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).

..   If you elect Spousal Lifetime Five at the time you purchase your contract, the Contract Value will be your initial purchase payment (plus any credits).

..   For existing contract owners who are electing the Spousal Lifetime Five
    Benefit, the Contract Value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 Annual Income Amount Under the Spousal Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued

 Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Contract Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Spousal Lifetime Five or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Contract Value is greater than the Annual Income Amount by any amount. If 5% of the Contract Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000; and 5.) the Contract Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five Income Benefit.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):
 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484
 (b)Contract value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar Reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250

 Example 2. Dollar-for-dollar and Proportional Reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces Annual Income Amount for future contract years.
..   Reduction to Annual Income Amount = Excess Income/Contract Value before
    Excess Income X Annual Income Amount = $1,750 / ($263,000 - $13,250) X $13,250 = $93
..   Annual Income Amount for future contract years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Contract Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 Benefits Under Spousal Lifetime Five
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.
    To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

    1. apply your Contract Value to any annuity option available; or

    2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

    1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and

    2. the Contract Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Spousal Lifetime Five. Spousal
    Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income
    Amount in the form of periodic benefit payments.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued

..   In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

..   In order for the surviving Designated Life to continue Spousal Lifetime
    Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the Spousal Continuation Option.


 Election of and Designations of Spousal Lifetime Five
 Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the
 Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:
..   One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.
..   One contract owner, where the owner is a custodial account established to hold retirement assets for the benefit of the annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the annuitant is the co-annuitant.
    Both the annuitant and co-annuitant must each be at least 55 years old at the time of election. When the contract is set up in this manner, in order for Spousal Lifetime Five to be continued after the death of the first designated life (the annuitant), the custodian must have elected to continue the contract, with the second designated life (the co-annuitant) named as annuitant.

 No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

 Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your Contract Value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

 Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

 Termination of Spousal Lifetime Five
 Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for Spousal Lifetime Five will no longer be deducted from your Contract Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution under the tax law.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?


 INCOME APPRECIATOR BENEFIT
 The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

 If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

..   The annuitant must be 75 or younger in order for you to elect the Income
    Appreciator Benefit.
..   If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your Contract Value. See Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

 Activation of the Income Appreciator Benefit
 YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

 Once activated, you can receive the Income Appreciator Benefit:
..   (IAB OPTION 1) at annuitization when determining an annuity payment;
..   (IAB OPTION 2) during the accumulation phase through the IAB automatic withdrawal payment program; or
..   (IAB OPTION 3) during the accumulation phase as an Income Appreciator
    Benefit credit to your contract over a 10-year period.

 Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"
 If you do not activate the benefit prior to the maximum annuitization age you may lose all or part of the IAB.

 CALCULATION OF THE INCOME APPRECIATOR BENEFIT
 We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:
..   earnings are calculated as the difference between the Contract Value and the sum of all purchase payments;

..   earnings do not include (1) any amount added to the Contract Value as a result of the Spousal Continuance Option, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

..   withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;
..   the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

         Number of Years Income Appreciator Benefit Income Appreciator
                     has been in Force              Benefit Percentage
         -------------------------------------------------------------
                            0-6                             0%
         -------------------------------------------------------------
                            7-9                            15%
         -------------------------------------------------------------
                           10-14                           20%
         -------------------------------------------------------------
                            15+                            25%
         -------------------------------------------------------------

 IAB Option 1 - Income Appreciator Benefit At Annuitization
 Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted Contract Value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT? continued


 Effect of Income Appreciator Benefit on Guaranteed Minimum Income Benefit
 If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

 1. the adjusted Contract Value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

 2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

 If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

 Terminating the Income Appreciator Benefit
 The Income Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract;

..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option;

..   the date the Income Appreciator Benefit amount is reduced to zero
    (generally ten years after activation) under IAB Options 2 and 3;
..   the date of annuitization; or
..   the date the contract terminates.

 Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

 INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE
 You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

 IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 IAB OPTION 2 - Income Appreciator Benefit Automatic Withdrawal Payment Program Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your Contract Value, in which case each combined payment must be at least $100.

 The maximum automated withdrawal payment amount that you may receive from your Contract Value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the Contract Value as of the date you activate the Income Appreciator Benefit.

 Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in Contract Value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

 After the ten-year payment period has ended, if the remaining Contract Value is $2,000 or more, the contract will continue. If the remaining Contract Value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining Contract Value and the contract will terminate. If the Contract Value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.


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

 Discontinuing the Income Appreciator Benefit Automatic Withdrawal Payment Program Under IAB Option 2
 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the Contract Value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the Contract Value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the Contract Value in a lump sum before determining the adjusted Contract Value. The adjusted Contract Value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 IAB Option 3 - Income Appreciator Benefit Credit to Contract Value
 Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your Contract Value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in Contract Value due to the investment performance of any allocation option.

 Before we add the last Income Appreciator Benefit credit to your Contract Value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the Contract Value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

 You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 Excess Withdrawals
 During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your Contract Value in a contract year that exceeds the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.

 We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

 Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

 Effect of Total Withdrawal on Income Appreciator Benefit
 We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?

 PURCHASE PAYMENTS
 The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT? continued


 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86/th/ birthday of:
..   the owner,
..   the joint owner,
..   the annuitant, or
..   the co-annuitant.

 Currently, the maximum aggregate purchase payments you may make is $7 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate investment options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

 You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.


 We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.


 At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 CREDITS
 If you purchase the Contract With Credit, we will add a credit amount to your Contract Value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

 The bonus credit that we pay with respect to any purchase payment depends on
 (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,
..   if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and
..   if the older owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

 Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

 CALCULATING CONTRACT VALUE
 The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) adding up the total amount of money allocated to a specific investment option,

 2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

 3) dividing this amount by the number of outstanding accumulation units.

 When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total purchase payments.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3
 CONTRACT?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES

 If you choose an optional benefit, the insurance and administrative cost includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.


 We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

 The death benefit charge is equal to:
..   1.40% on an annual basis if you choose the base death benefit, or
..   1.65% on an annual basis if you choose the step-up Guaranteed Minimum Death
    Benefit option (i.e., 0.25% in addition to the base death benefit charge).

 We impose an additional insurance and administrative charge of 0.10% annually (of Contract Value attributable to the variable investment options) for the Contract With Credit.

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

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT? continued



 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are deducted daily based on the Contract Value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.


 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit. The charges that we discuss in this section are assessed against the assets of the separate account. Certain of these charges are part of the base annuity and other charges are assessed only if any available optional benefit is selected. If a fixed interest rate option is available under your contract, the interest rate that we credit to that option may be reduced by an amount that corresponds to the asset-based charges to which you are subject under the variable investment options.

 WITHDRAWAL CHARGE
 A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

 The withdrawal charge is the percentage, shown below, of the amount withdrawn.

           Number of Contract
           Anniversaries since Contract with Credit Contract Without
            the Date of each        Withdrawal      Credit Withdrawal
            Purchase Payment          Charge             Charge
           ----------------------------------------------------------
                    0                   8%                 7%
           ----------------------------------------------------------
                    1                   8%                 6%
           ----------------------------------------------------------
                    2                   8%                 5%
           ----------------------------------------------------------
                    3                   8%                 4%
           ----------------------------------------------------------
                    4                   7%                 3%
           ----------------------------------------------------------
                    5                   6%                 2%
           ----------------------------------------------------------
                    6                   5%                 1%
           ----------------------------------------------------------
                    7                   0%                 0%
           ----------------------------------------------------------

 If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

 If you request a withdrawal, we will deduct an amount from the Contract Value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

 If you request a full withdrawal, we will provide you with the full amount of the Contract Value after making deductions for charges.

 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We determine the "charge-free" amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

 When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase

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

 payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

 If a withdrawal or transfer is taken from a market value adjustment guarantee period, prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount.

 If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit. However, we do not impose any withdrawal charge on your withdrawal of a credit amount.

 Withdrawal charges will never be greater than permitted by applicable law.

 Minimum Distribution Requirements
 If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

 CONTRACT MAINTENANCE CHARGE
 On each contract anniversary during the accumulation phase, if your Contract Value is less than $75,000, we will deduct the lesser of $30 or 2% of your Contract Value, for administrative expenses. We may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your Contract Value is less than $75,000.

 GUARANTEED MINIMUM INCOME BENEFIT CHARGE
 We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2004, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your Contract Value on each of the following events:
..   each contract anniversary,
..   when you begin the income phase of the contract,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the remaining Contract Value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

 If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's Contract Value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

 The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the Contract Value allocated to the variable investment options. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

 THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

 We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

 INCOME APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or the first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent purchase payment.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT? continued


 The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

 We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

 The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total Contract Value. No market value adjustment will apply to the portion of the charge deducted from the Market Value Adjustment Option. Upon a full withdrawal, or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

 We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your Contract Value under IAB Option 3 increase the Contract Value, and because the IAB fee is a percentage of your Contract Value, the IAB fee may increase as a consequence of those additions.

 BENEFICIARY CONTINUATION OPTION CHARGES
 If your beneficiary takes the death benefit under the beneficiary continuation option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.

 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

 TRANSFER FEE
 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated. There is a different transfer fee under the beneficiary continuation option.

 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

 UNDERLYING MUTUAL FUND FEES
 When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

 9: HOW CAN I ACCESS MY MONEY?

 You can Access Your Money by:
..   MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR
..   CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

 Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum Contract Value that must remain in order to keep your contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the Contract Value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the Contract Value below such minimum.

 With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

 With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your Contract Value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the Contract Value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

 Income Taxes, Tax Penalties, and Certain Restrictions also may Apply to any Withdrawal you make. For a more Complete Explanation, See Section 10.

 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

 Income Taxes, Tax Penalties, Withdrawal Charges, and Certain Restrictions may Apply to Automated Withdrawals. For a more Complete Explanation, See Section 10.

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 9: HOW CAN I ACCESS MY MONEY? continued


 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);
..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?

 The tax considerations associated with the Strategic Partners Plus 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

 This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
 PLANS)

 Taxes Payable by You
 We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

 Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

 Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

 If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 Taxes on Withdrawals and Surrender
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments are returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the enhanced living benefit options or as a systematic payment are taxed under these rules.

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

 If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect any interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

 If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 Taxes on Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

 After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Tax Penalty on Withdrawals and Annuity Payments
 Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Special Rules in Relation to Tax-Free Exchanges under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information.)

 Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of gains in the contract as well as the 10% tax penalty of pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 Taxes Payable by Beneficiaries
 The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

 Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

 Tax consequences to the beneficiary vary among the death benefit payment options.

..   Choice 1: The beneficiary is taxed on earnings in the contract.
..   Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).
..   Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 PLUS 3 CONTRACT? continued


 Considerations for Co-Annuitants
 There may be adverse tax consequences if a Co-Annuitant succeeds an Annuitant when an Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more Co-Annuitants when an annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as Co-Annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a Co-Annuitant if you expect to use an Annuity in such a fashion.

 Reporting and Withholding on Distributions
 Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners

 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.


 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements for contracts not held by tax favored plans.


 Changes in the Contract.
 We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.


 Annuity Qualification

 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Contract meet these diversification requirements. An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus.


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

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS) Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 If you die before the annuity date, the entire interest in the contract must be distributed within five years after the date of death or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

 Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.



 Additional Information
 You should refer to the Statement of Additional Information if:


..   Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
..   You transfer your contract to, or designate, a beneficiary who is either
    37 1/2 years younger than you or a grandchild.

 CONTRACTS HELD BY TAX-FAVORED PLANS
 The following discussion covers annuity contracts held under tax-favored retirement plans.

 Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

 YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

 Types of Tax Favored Plans
 IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2007, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;

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

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT? continued

..   You cannot sell, assign or pledge the contract, other than to Pruco Life of
    New Jersey;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and

..   Death and annuity payments must meet required minimum distribution provisions under the tax law.


 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% "early distribution penalty";
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a minimum distribution.

 Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.


 Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from a qualified plan can directly roll over contributions to a Roth IRA subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


 Required Minimum Distributions and Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

 Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date)

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

 distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the minimum distribution option to satisfy the IRS required minimum distribution provisions for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.

 Required Distributions upon Your Death for Qualified Contracts Held by Tax Favored Plans
 Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were required to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

  . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2 which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
  . If you die before a designated beneficiary is named and before the date required minimum distribution must begin under the Code, the death benefit must be paid out within five years from the date of death. For contract where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
  . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investments" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 Penalty for Early Withdrawals
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

 Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT? continued

 the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.


 ERISA Disclosure/Requirements

 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

 Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

 Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.



 Additional Information
 For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

 11: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
 Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company which was organized on September 17, 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York, and accordingly is subject to the laws of each of those states.

 Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.

 Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. Pruco Life of New Jersey's annual report for the year ended December 31, 2006, together with subsequent periodic reports that Pruco Life of New Jersey files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life of New Jersey is 811-07975. You may read and copy any filings made by Pruco Life of New Jersey with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling
 (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the SAI.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

 PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

 The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition,

 PIMS may offer the contract directly to potential purchasers.

 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information which is available without charge upon request.

 To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent

 11: OTHER INFORMATION continued

 channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.

 LITIGATION

 Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. Pruco Life of New Jersey may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

 Pruco Life of New Jersey's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Pruco Life of New Jersey's financial position.


 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the Contract Value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic Partners Plus 3 contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

 Contents:
..   Company
..   Experts
..   Principal Underwriter
..   Payments Made to Promote Sale of Our Products
..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values
..   Federal Tax Status
..   Financial Statements
..   Separate Account Financial Information
..   Company Financial Information

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

 MARKET-VALUE ADJUSTMENT FORMULA

 The general formula under which Pruco Life of New Jersey calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under Strategic Partners Plus 3 is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before
 MVA) X (1 + MVA). The MVA itself is calculated as follows:

            (       1 + I       )/N/12/
MVA =           --------------              - 1
        [       1 + J + .0025           ]

where:   I  = the guaranteed credited interest rate (annual effective) for the given contract at the time of withdrawal or annuitization or settlement.

         J  = the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. (See below for the interpolation formula)

         N  = equals the remaining number of months in the contract's current guarantee period (rounded
              up) at the time of withdrawal or annuitization or settlement.

 The MVA formula with respect to contracts issued in New York is what is depicted above. The formula uses an interpolated rate "J" as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

 m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

 where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

 Market Value Adjustment Example
 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment
..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

 The following computations would be made:
 1) Determine the Market Value Adjustment factor.

                                 N  =    38
                                 I  =  6% (0.06)
                                 J  =  [(61/365)
                                                X 0.05] + [((365- 61)/365) X 0.04] = 0.0417

 The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the power of (38/12) -1 = 0.04871

 2) Multiply the Contract Value by the factor calculated in Step 1.

 $11,127.11 X 0.04871 = $542.00

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

 $11,127.11 + $542.00 = $11,669.11

 11: OTHER INFORMATION continued


 The MVA may not always be positive. Here is an example where it is negative.

..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

 The following computations would be made:
 1) Determine the Market Value Adjustment factor.

                                 N  =    38
                                 I  =  6% (0.06)
                                 J  =  [(61/365)
                                                X 0.08] + [((365 - 61)/365) X 0.07] = 0.0717

 The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the power of (38/12) -1 = -0.04126

 2) Multiply the Contract Value by the factor calculated in Step 1.

 $11,127.11 X (-0.04126) = -$459.10

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

 $11,127.11 + (-$459.10) = $10,668.10

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Annuity One 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your Contract Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Contract Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


                           (BASE DEATH BENEFIT 1.40)


------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    11/10/2003* to 12/31/2003                        $1.18439         $1.24006                0
    11/10/2003 to 12/31/2004                         $1.24006         $1.34066                0
    11/10/2003 to 12/31/2005                         $1.34066         $1.51459                0
    11/10/2003 to 12/31/2006                         $1.51459         $1.52034                0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    11/10/2003* to 12/31/2003                        $1.17721         $1.25778                0
    1/1/2004 to 12/31/2004                           $1.25778         $1.36350                0
    1/1/2005 to 12/31/2005                           $1.36350         $1.49905                0
    1/1/2006 to 12/31/2006                           $1.49905         $1.66417                0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    11/10/2003* to 12/31/2003                        $1.20571         $1.28481                0
    1/1/2004 to 12/31/2004                           $1.28481         $1.38861                0
    1/1/2005 to 12/31/2005                           $1.38861         $1.58951                0
    1/1/2006 to 12/31/2006                           $1.58951         $1.87567                0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    11/10/2003* to 12/31/2003                        $0.99549         $0.99449                0
    1/1/2004 to 12/31/2004                           $0.99449         $0.99063                0
    1/1/2005 to 12/31/2005                           $0.99063         $1.00520                0
    1/1/2006 to 12/31/2006                           $1.00520         $1.03840           81,579
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    11/10/2003* to 12/31/2003                         1.15290         $1.22414                0
    1/1/2004 to 12/31/2004                           $1.22414         $1.33335                0
    1/1/2005 to 12/31/2005                           $1.33335         $1.37464                0
    1/1/2006 to 12/31/2006                           $1.37464         $1.56643                0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    11/10/2003* to 12/31/2003                        $1.12896         $1.22392                0
    1/1/2004 to 12/31/2004                           $1.22392         $1.40386                0
    1/1/2005 to 12/31/2005                           $1.40386         $1.61508                0
    1/1/2006 to 12/31/2006                           $1.61508         $1.91044                0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                        $1.21452         $1.27916                0
    1/1/2004 to 12/31/2004                           $1.27916         $1.44765                0
    1/1/2005 to 12/31/2005                           $1.44765         $1.57741                0
    1/1/2006 to 12/31/2006                           $1.57741         $1.77768                0

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    11/10/2003* to 12/31/2003                          $1.18805         $1.22149             0
    1/1/2004 to 12/31/2004                             $1.22149         $1.34749             0
    1/1/2005 to 4/29/2005                              $1.34749         $1.24414             0
--------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    11/10/2003* to 12/31/2003                          $1.12456         $1.19626             0
    1/1/2004 to 12/31/2004                             $1.19626         $1.28343             0
    1/1/2005 to 12/31/2005                             $1.28343         $1.32432             0
    1/1/2006 to 12/31/2006                             $1.32432         $1.51572             0
--------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    11/10/2003* to 12/31/2003                          $1.13994         $1.17938             0
    1/1/2004 to 12/31/2004                             $1.17938         $1.23406             0
    1/1/2005 to 12/31/2005                             $1.23406         $1.41770             0
    1/1/2006 to 12/31/2006                             $1.41770         $1.48086             0
--------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                          $1.14798         $1.19393             0
    1/1/2004 to 12/31/2004                             $1.19393         $1.30793             0
    1/1/2005 to 12/31/2005                             $1.30793         $1.38790             0
    1/1/2006 to 12/31/2006                             $1.38790         $1.51519             0
--------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                          $1.10288         $1.13654             0
    1/1/2004 to 12/31/2004                             $1.13654         $1.22048             0
    1/1/2005 to 12/31/2005                             $1.22048         $1.27471             0
    1/1/2006 to 12/31/2006                             $1.27471         $1.36612             0
--------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    11/10/2003* to 12/31/2003                          $1.17037         $1.24835             0
    1/1/2004 to 12/31/2004                             $1.24835         $1.38531             0
    1/1/2005 to 12/31/2005                             $1.38531         $1.49631             0
    1/1/2006 to 12/31/2006                             $1.49631         $1.69738             0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    11/10/2003* to 12/31/2003                          $1.22255         $1.29026             0
    1/1/2004 to 12/31/2004                             $1.29026         $1.53570             0
    1/1/2005 to 12/31/2005                             $1.53570         $1.58443             0
    1/1/2006 to 12/31/2006                             $1.58443         $1.79078             0
--------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                          $1.18371         $1.23975             0
    1/1/2004 to 12/31/2004                             $1.23975         $1.38211             0
    1/1/2005 to 12/31/2005                             $1.38211         $1.48911             0
    1/1/2006 to 12/31/2006                             $1.48911         $1.65769             0
--------------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    11/10/2003* to 12/31/2003                          $1.13457         $1.21457             0
    1/1/2004 to 12/31/2004                             $1.21457         $1.41041             0
    1/1/2005 to 12/31/2005                             $1.41041         $1.48345             0
    1/1/2006 to 12/31/2006                             $1.48345         $1.73324             0
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    11/10/2003* to 12/31/2003                          $1.13314         $1.23393             0
    1/1/2004 to 12/31/2004                             $1.23393         $1.40924             0
    1/1/2005 to 12/31/2005                             $1.40924         $1.58122             0
    1/1/2006 to 12/31/2006                             $1.58122         $2.01320             0

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    11/10/2003* to 12/31/2003                           $1.14453         $1.20717            0
    1/1/2004 to 12/31/2004                              $1.20717         $1.33789            0
    1/1/2005 to 4/29/2005                               $1.33789         $1.25025            0
--------------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    11/10/2003* to 12/31/2003                           $1.31609         $1.33928            0
    1/1/2004 to 12/31/2004                              $1.33928         $1.57888            0
    1/1/2005 to 12/31/2005                              $1.57888         $1.63898            0
    1/1/2006 to 12/31/2006                              $1.63898         $1.58504            0
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    11/10/2003* to 12/31/2003                           $1.16169         $1.19841            0
    1/1/2004 to 12/31/2004                              $1.19841         $1.29196            0
    1/1/2005 to 12/31/2005                              $1.29196         $1.32558            0
    1/1/2006 to 12/31/2006                              $1.32558         $1.43180            0
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    11/10/2003* to 12/31/2003                           $1.02971         $1.04684            0
    1/1/2004 to 12/31/2004                              $1.04684         $1.08689            0
    1/1/2005 to 12/31/2005                              $1.08689         $1.09767            0
    1/1/2006 to 12/31/2006                              $1.09767         $1.12250            0
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    11/10/2003* to 12/31/2003                           $1.35478         $1.36653            0
    1/1/2004 to 12/31/2004                              $1.36653         $1.63587            0
    1/1/2005 to 12/31/2005                              $1.63587         $1.90014            0
    1/1/2006 to 12/31/2006                              $1.90014         $2.05363            0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    11/10/2003* to 12/31/2003                           $1.29042         $1.30191            0
    1/1/2004 to 12/31/2004                              $1.30191         $1.27212            0
    1/1/2005 to 12/31/2005                              $1.27212         $1.28565            0
    1/1/2006 to 12/31/2006                              $1.28565         $1.42492            0
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    11/10/2003* to 12/31/2003                           $1.14518         $1.19388            0
    1/1/2004 to 12/31/2004                              $1.19388         $1.30209            0
    1/1/2005 to 12/31/2005                              $1.30209         $1.47863            0
    1/1/2006 to 12/31/2006                              $1.47863         $1.44859            0
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    11/10/2003* to 12/31/2003                           $1.32609         $1.34037            0
    1/1/2004 to 12/31/2004                              $1.34037         $1.32188            0
    1/1/2005 to 4/29/2005                               $1.32188         $1.18074            0
--------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    11/10/2003* to 12/31/2003                           $1.26410         $1.35112            0
    1/1/2004 to 12/31/2004                              $1.35112         $1.55290            0
    1/1/2005 to 12/31/2005                              $1.55290         $1.78245            0
    1/1/2006 to 12/31/2006                              $1.78245         $2.12789            0
--------------------------------------------------------------------------------------------------------
Evergreen Growth And Income Fund
    12/5/2003* to 12/31/2003                            $9.92203        $10.34285            0
    1/1/2004 to 12/31/2004                             $10.34285        $11.05580            0
    1/1/2005 to 4/15/2005                              $11.05580        $10.33082            0
--------------------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund
    11/10/2003* to 12/31/2003                           $1.08315         $1.12625            0
    1/1/2004 to 12/31/2004                              $1.12625         $1.18087            0
    1/1/2005 to 12/31/2005                              $1.18087         $1.22619            0
    1/1/2006 to 12/31/2006                              $1.22619         $1.32838            0

----------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund
    12/5/2003* to 12/31/2003                              $9.91859        $10.39784            0
    1/1/2004 to 12/31/2004                               $10.39784        $11.19868            0
    1/1/2005 to 12/31/2005                               $11.19868        $12.03990            0
    1/1/2006 to 12/31/2006                               $12.03990        $13.37882            0
----------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    11/10/2003* to 12/31/2003                             $1.32545         $1.35076            0
    1/1/2004 to 12/31/2004                                $1.35076         $1.51675            0
    1/1/2005 to 12/31/2005                                $1.51675         $1.59343            0
    1/1/2006 to 12/31/2006                                $1.59343         $1.74499            0
----------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    12/5/2003* to 12/31/2003                              $9.98995        $10.44289            0
    1/1/2004 to 12/31/2004                               $10.44289        $12.27702            0
    1/1/2005 to 12/31/2005                               $12.27702        $14.04482            0
    1/1/2006 to 12/31/2006                               $14.04482        $17.05947            0
----------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    11/10/2003* to 12/31/2003                             $1.30024         $1.33662            0
    1/1/2004 to 12/31/2004                                $1.33662         $1.41333            0
    1/1/2005 to 12/31/2005                                $1.41333         $1.44748            0
    1/1/2006 to 12/31/2006                                $1.44748         $1.51345            0
----------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund
    11/10/2003* to 12/31/2003                             $1.17920         $1.25261            0
    1/1/2004 to 12/31/2004                                $1.25261         $1.48703            0
    1/1/2005 to 12/31/2005                                $1.48703         $1.62435            0
    1/1/2006 to 12/31/2006                                $1.62435         $1.94718            0
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/06                                $9.99886        $10.68260            0
----------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886         $9.99933            0
    1/1/2006 to 12/31/2006                                $9.99933        $11.40838            0
----------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                             $10.09338        $11.73323            0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                             $10.07970        $10.33229            0
    1/1/2006 to 12/31/2006                               $10.33229        $12.36530            0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                             $10.05481        $10.28681            0
    1/1/2006 to 12/31/2006                               $10.28681        $11.89718            0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                             $10.05009        $11.34495            0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                             $10.04988        $10.42169            0
    1/1/2006 to 12/31/2006                               $10.42169        $11.57321            0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                             $10.06658        $10.35426            0
    1/1/2006 to 12/31/2006                               $10.35426        $11.93304            0
----------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                             $10.04202        $10.33700            0
    1/1/2006 to 12/31/2006                               $10.33700        $11.18026            0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886        $10.01933            0
    1/1/2006 to 12/31/2006                               $10.01933        $11.04402            0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.00933              0
    1/1/2006 to 12/31/2006                                 $10.00933        $11.22130              0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14710        $12.04155              0
    1/1/2006 to 12/31/2006                                 $12.04155        $16.23834              0
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.02932              0
    1/1/2006 to 12/31/2006                                 $10.02932        $10.93553          2,678
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08492        $10.73678              0
    1/1/2006 to 12/31/2006                                 $10.73678        $12.88954              0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01133        $10.33264              0
    1/1/2006 to 12/31/2006                                 $10.33264        $10.98080              0
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04570        $10.03757              0
    1/1/2006 to 12/31/2006                                 $10.03757        $11.87455              0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.98052              0
    1/1/2006 to 12/31/2006                                 $10.98052        $12.22751              0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.50452              0
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.60336              0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01541        $10.64464              0
    1/1/2006 to 12/31/2006                                 $10.64464        $11.66754              0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03302        $10.78065              0
    1/1/2006 to 12/31/2006                                 $10.78065        $11.69442              0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                                $9.97681         $9.87825              0
    1/1/2006 to 12/31/2006                                  $9.87825        $10.75063              0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.60000              0
    1/1/2006 to 12/31/2006                                 $10.60000        $11.11019              0
------------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.91389        $10.67460              0
    1/1/2006 to 12/31/2006                                 $10.67460        $12.92733              0
------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07726        $10.57804              0
    1/1/2006 to 12/31/2006                                 $10.57804        $12.35800              0
------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                                $9.99886         $9.96977              0
    1/1/2006 to 12/31/2006                                  $9.96977        $10.79596              0
------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.12625        $10.92526              0
    1/1/2006 to 12/31/2006                                 $10.92526        $11.55444              0
------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.96626        $10.49866              0
    1/1/2006 to 12/31/2006                                 $10.49866        $12.87030              0

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.03693        $10.78089            0
    1/1/2006 to 12/31/2006                         $10.78089        $11.65979            0
----------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.06503        $10.37369            0
    1/1/2006 to 12/31/2006                         $10.37369        $11.68807            0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.05576        $11.35869            0
    1/1/2006 to 12/31/2006                         $11.35869        $12.77698            0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.02196        $10.90682            0
    1/1/2006 to 12/31/2006                         $10.90682        $11.91306            0
----------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.99886        $10.07733            0
    1/1/2006 to 12/31/2006                         $10.07733        $10.31847            0
----------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                        $9.99886        $10.03931            0
    1/1/2006 to 12/31/2006                         $10.03931        $10.68916            0
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.04866        $10.66828            0
    1/1/2006 to 12/31/2006                         $10.66828        $12.63027            0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                       $10.02867        $10.37610            0
    1/1/2006 to 12/31/2006                         $10.37610        $11.51159            0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.94939         $9.46839            0
    1/1/2006 to 12/31/2006                          $9.46839         $9.92364            0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                       $10.00286        $11.76236            0
    1/1/2006 to 12/31/2006                         $11.76236        $13.44068            0
----------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                        $9.88103        $12.08600            0
    1/1/2006 to 12/31/2006                         $12.08600        $16.04073            0
----------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    11/10/2003* to 12/31/2003                       $1.19749         $1.24622            0
    1/1/2004 to 12/31/2004                          $1.24622         $1.28061            0
    1/1/2005 to 12/31/2005                          $1.28061         $1.31370            0
    1/1/2006 to 12/31/2006                          $1.31370         $1.43985            0


 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.


             (Contract w Credit, GMDB Step Up, Lifetime Five 2.35)


--------------------------------------------------------------------------------------
                                                                       Number of
                                   Accumulation     Accumulation      Accumulation
                                   Unit Value at    Unit Value at Units Outstanding at
                                Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005* to 12/31/2005         $10.06149        $11.75530            0
    1/1/2006 to 12/31/2006           $11.75530        $11.69148            0
--------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005* to 12/31/2005         $10.04786        $11.04459            0
    1/1/2006 to 12/31/2006           $11.04459        $12.14826            0

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005* to 12/31/2005                            $9.98604        $11.28141               0
    1/1/2006 to 12/31/2006                             $11.28141        $13.18913               0
--------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005* to 12/31/2005                            $9.99996        $10.05988               0
    1/1/2006 to 12/31/2006                             $10.05988        $10.29637               0
--------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005* to 12/31/2005                           $10.05601        $10.32927               0
    1/1/2006 to 12/31/2006                             $10.32927        $11.66171               0
--------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005* to 12/31/2005                           $10.03736        $11.20262               0
    1/1/2006 to 12/31/2006                             $11.20262        $13.12851               0
--------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.03176        $10.92881               0
    1/1/2006 to 12/31/2006                             $10.92881        $12.20272               0
--------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005* to 4/29/2005                            $10.06871         $9.48129               0
--------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005* to 12/31/2005                           $10.02504        $10.18592               0
    1/1/2006 to 12/31/2006                             $10.18592        $11.55011               0
--------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03004        $12.07261               0
    1/1/2006 to 12/31/2006                             $12.07261        $12.49351               0
--------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.01701        $10.62086         217,259
    1/1/2006 to 12/31/2006                             $10.62086        $11.48697         267,163
--------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.00706        $10.45020         108,808
    1/1/2006 to 12/31/2006                             $10.45020        $11.09607         138,562
--------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005* to 12/31/2005                           $10.02497        $10.57546               0
    1/1/2006 to 12/31/2006                             $10.57546        $11.88564               0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.05718        $10.45619               0
    1/1/2006 to 12/31/2006                             $10.45619        $11.70860               0
--------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.02889        $10.78726         260,567
    1/1/2006 to 12/31/2006                             $10.78726        $11.89830         310,629
--------------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.07568        $10.43081               0
    1/1/2006 to 12/31/2006                             $10.43081        $12.07470               0
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    3/14/2005* to 12/31/2005                            $9.91207        $10.61389               0
    1/1/2006 to 12/31/2006                             $10.61389        $13.38834               0
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005* to 4/29/2005                            $10.05589         $9.60153               0
--------------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.02817        $10.64137               0
    1/1/2006 to 12/31/2006                             $10.64137        $10.19555               0

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005* to 12/31/2005                            $9.98883        $10.08741               0
    1/1/2006 to 12/31/2006                             $10.08741        $10.79348               0
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005* to 12/31/2005                            $9.99809        $10.11842               0
    1/1/2006 to 12/31/2006                             $10.11842        $10.25030               0
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03568        $11.68962               0
    1/1/2006 to 12/31/2006                             $11.68962        $12.51685               0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03030        $10.46275               0
    1/1/2006 to 12/31/2006                             $10.46275        $11.48936               0
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.07351        $11.93182               0
    1/1/2006 to 12/31/2006                             $11.93182        $11.58147               0
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005* to 4/29/2005                            $10.04303         $9.58801               0
--------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    3/14/2005* to 12/31/2005                            $9.92625        $11.24237               0
    1/1/2006 to 12/31/2006                             $11.24237        $13.29698               0
--------------------------------------------------------------------------------------------------------
Evergreen Growth And Income Fund
    3/14/2005* to 4/15/2005                            $10.04464         $9.43348               0
--------------------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund
    3/14/2005* to 12/31/2005                           $10.02744        $10.41725               0
    1/1/2006 to 12/31/2006                             $10.41725        $11.18100               0
--------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund
    3/14/2005* to 12/31/2005                           $10.03976        $10.54636               0
    1/1/2006 to 12/31/2006                             $10.54636        $11.61075               0
--------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    3/14/2005* to 12/31/2005                           $10.02770        $10.67936               0
    1/1/2006 to 12/31/2006                             $10.67936        $11.58633               0
--------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    3/14/2005* to 12/31/2005                            $9.89908        $10.94247               0
    1/1/2006 to 12/31/2006                             $10.94247        $13.16834               0
--------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    3/14/2005* to 12/31/2005                           $10.01727        $10.55728               0
    1/1/2006 to 12/31/2006                             $10.55728        $10.93606               0
--------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund
    3/14/2005* to 12/31/2005                           $10.04608        $10.63624               0
    1/1/2006 to 12/31/2006                             $10.63624        $12.63225               0
--------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                            $9.99809        $10.60457          45,706
--------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                            $9.99809         $9.99215               0
    1/1/2006 to 12/31/2006                              $9.99215        $11.29471               0
--------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                           $10.09261        $11.65393               0
--------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                           $10.07893        $10.25500               0
    1/1/2006 to 12/31/2006                             $10.25500        $12.15923               0
--------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                           $10.05404        $10.20982               0
    1/1/2006 to 12/31/2006                             $10.20982        $11.69882               0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                               $10.04932        $11.26832               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                               $10.04911        $10.34380               0
    1/1/2006 to 12/31/2006                                 $10.34380        $11.38035               0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.06581        $10.27670               0
    1/1/2006 to 12/31/2006                                 $10.27670        $11.73408               0
------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                               $10.04126        $10.25966               0
    1/1/2006 to 12/31/2006                                 $10.25966        $10.99392               0
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.01214          90,836
    1/1/2006 to 12/31/2006                                 $10.01214        $10.93388         980,523
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.00213          16,400
    1/1/2006 to 12/31/2006                                 $10.00213        $11.10927         431,061
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14633        $11.95154               0
    1/1/2006 to 12/31/2006                                 $11.95154        $15.96803               0
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.02210          74,062
    1/1/2006 to 12/31/2006                                 $10.02210        $10.82649         516,020
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08415        $10.65644               0
    1/1/2006 to 12/31/2006                                 $10.65644        $12.67469               0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01056        $10.25531               0
    1/1/2006 to 12/31/2006                                 $10.25531        $10.79758               0
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04493         $9.96249               0
    1/1/2006 to 12/31/2006                                  $9.96249        $11.67669               0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99809        $10.89847               0
    1/1/2006 to 12/31/2006                                 $10.89847        $12.02369               0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99809        $10.42774          36,460
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99809        $10.52596          18,794
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01465        $10.56503               0
    1/1/2006 to 12/31/2006                                 $10.56503        $11.47316               0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03225        $10.70014               0
    1/1/2006 to 12/31/2006                                 $10.70014        $11.49971               0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                                $9.97604         $9.80433               0
    1/1/2006 to 12/31/2006                                  $9.80433        $10.57148               0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99809        $10.52063               0
    1/1/2006 to 12/31/2006                                 $10.52063        $10.92486               0

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.91312        $10.59475               0
    1/1/2006 to 12/31/2006                         $10.59475        $12.71200               0
----------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.07650        $10.49882               0
    1/1/2006 to 12/31/2006                         $10.49882        $12.15199               0
----------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                        $9.99809         $9.89514               0
    1/1/2006 to 12/31/2006                          $9.89514        $10.61604               0
----------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.12548        $10.84339               0
    1/1/2006 to 12/31/2006                         $10.84339        $11.36178               0
----------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.96549        $10.42012               0
    1/1/2006 to 12/31/2006                         $10.42012        $12.65581               0
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.03616        $10.70037               0
    1/1/2006 to 12/31/2006                         $10.70037        $11.46555               0
----------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.06426        $10.29604               0
    1/1/2006 to 12/31/2006                         $10.29604        $11.49314               0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.05499        $11.27378               0
    1/1/2006 to 12/31/2006                         $11.27378        $12.56405               0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.02120        $10.82531               0
    1/1/2006 to 12/31/2006                         $10.82531        $11.71445               0
----------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.99809        $10.00170               0
    1/1/2006 to 12/31/2006                         $10.00170        $10.14603               0
----------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                        $9.99809        $10.03209           1,097
    1/1/2006 to 12/31/2006                         $10.03209        $10.58266          25,948
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.04790        $10.58843               0
    1/1/2006 to 12/31/2006                         $10.58843        $12.41972               0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                       $10.02791        $10.29859               0
    1/1/2006 to 12/31/2006                         $10.29859        $11.31993               0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.94863         $9.39752               0
    1/1/2006 to 12/31/2006                          $9.39752         $9.75828               0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                       $10.00209        $11.67449               0
    1/1/2006 to 12/31/2006                         $11.67449        $13.21670               0
----------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                        $9.88026        $11.99550               0
    1/1/2006 to 12/31/2006                         $11.99550        $15.77337               0
----------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    3/14/2005* to 12/31/2005                       $10.04403        $10.33887               0
    1/1/2006 to 12/31/2006                         $10.33887        $11.22671               0


 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners/SM/ family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company of New Jersey. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:
..   Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.
..   Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the Contract Value or a step-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.
..   Strategic Partners Annuity One 3 / Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

------------------------------------------------------------------------------------------------------
                                                              Strategic Partners  Strategic Partners
                      Strategic Partners  Strategic Partners    Annuity One 3/      Annuity One 3/
                            Advisor             Select         Plus 3 Non Bonus      Plus 3 Bonus
------------------------------------------------------------------------------------------------------
Minimum Investment    $10,000             $10,000            $10,000              $10,000
------------------------------------------------------------------------------------------------------
Maximum Issue Age     85 Qualified &      80 Qualified & 85  85 Qualified & Non-  85 Qualified &
                      Non-Qualified       Non-Qualified      Qualified            Non-Qualified
------------------------------------------------------------------------------------------------------
Withdrawal Charge     None                7 Years (7%, 6%,   7 Years (7%, 6%,     7 Years (8%, 8%,
 Schedule                                 5%, 4%, 3%, 2%,    5%,4%, 3%, 2%,       8%, 8%, 7%, 6%,
                                          1%) Contract date  1%) Payment date     5%) Payment date
                                          based              based                based
------------------------------------------------------------------------------------------------------
Annual Charge-Free    Full liquidity      10% of gross       10% of gross         10% of gross
 Withdrawal /1/                           purchase payments  purchase payments    purchase payments
                                          per contract year, made as of last      made as of last
                                          cumulative up to 7 contract anniversary contract anniversary
                                          years or 70% of    per contract year    per contract year
                                          gross purchase
                                          payments
------------------------------------------------------------------------------------------------------
Insurance and         1.40%               1.52%              1.40%                1.50%
 Administration
 Charge
------------------------------------------------------------------------------------------------------
Contract Maintenance  The lesser of $30   $30. Waived if     The lesser of $30    The lesser of $30
  (assessed annually) or 2% of your       contract value is  or 2% Waived if      or 2% of your
                      Contract Value.     $50,000 or more    contract value is    Contract Value.
                      Waived if contract                     $75,000 or more      Waived if contract
                      value is $50,000 or                                         value is $75,000 or
                      more                                                        more
------------------------------------------------------------------------------------------------------
Contract Credit       No                  No                 No                   Yes 3%-all
                                                                                  amounts ages 81-
                                                                                  85 4%-under
                                                                                  $250,000 5%-
                                                                                  $250,000-
                                                                                  $999,999 6%-
                                                                                  $1,000,000+
------------------------------------------------------------------------------------------------------
Fixed Rate Account    No                  Yes                Yes                  Yes /2/
                                          1-Year             1-Year               1-Year
------------------------------------------------------------------------------------------------------
Market Value          No                  Yes                Yes                  No
 Adjustment                               7-Year             1-10 Years
 Account (MVA)
------------------------------------------------------------------------------------------------------
Enhanced Dollar       No                  No                 Yes                  Yes
 Cost Averaging
 (DCA)
------------------------------------------------------------------------------------------------------
Variable Investment   as indicated in     as indicated in    as indicated in      as indicated in
 Options              prospectus          prospectus         prospectus           prospectus
 Available
------------------------------------------------------------------------------------------------------
Evergreen Funds       N/A                 N/A                6-available in       6-available in
                                                             Strategic Partners   Strategic Partners
                                                             Plus 3 only          Plus 3 only
------------------------------------------------------------------------------------------------------
Base Death Benefit:   The greater of:     Step-Up            The greater of:      The greater of:
                      Purchase payment(s) Withdrawals will   Purchase payment(s)  purchase payment(s)
                      Minus proportionate proportionately    minus proportionate  minus proportionate
                      withdrawal(s) or    affect the Death   withdrawal(s) or     withdrawal(s) or
                      Contract Value      Benefit            Contract Value       Contract Value


 1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.
 2 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.

-------------------------------------------------------------------------------------
                          Strategic   Strategic Strategic Partners Strategic Partners
                          Partners    Partners    Annuity One 3/     Annuity One 3/
                           Advisor     Select    Plus 3 Non Bonus     Plus 3 Bonus
-------------------------------------------------------------------------------------
Optional Death Benefit  Step-Up          N/A     Step-Up            Step-Up
 (for an additional
 cost), /3/
-------------------------------------------------------------------------------------
Living Benefits (for an Lifetime Five    N/A     Lifetime Five      Lifetime Five
 additional cost),/ 4/                           Spousal Lifetime   Spousal Lifetime
                                                 Five               Five
                                                 Guaranteed         Guaranteed
                                                 Minimum Income     Minimum Income
                                                 Benefit (GMIB)     Benefit (GMIB)
                                                 Income             Income
                                                 Appreciator        Appreciator
                                                 Benefit (IAB)      Benefit (IAB)


 3 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.

 4 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five and Spousal Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.


 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:
..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.
..   No subsequent deposits or withdrawals are made to/from the contract.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:

    -- 0.97% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.

    -- The Separate Account level charges include the Insurance Charge and
       Administration Charge (as applicable).

 The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. We will provide you with a personalized illustration upon request.

 0% GROSS RETURN


        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
    ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $97,678   $97,678  $97,563   $91,433  $97,678   $91,540  $101,485  $94,166
 2  $95,404   $95,404  $95,179   $90,068  $95,404   $90,279  $ 99,025  $91,902
 3  $93,183   $93,183  $92,853   $88,710  $93,183   $89,023  $ 96,624  $89,694
 4  $91,013   $91,013  $90,584   $87,361  $91,013   $87,773  $ 94,282  $87,539
 5  $88,894   $88,894  $88,371   $86,019  $88,894   $86,527  $ 91,996  $86,256
 6  $86,825   $86,825  $86,211   $84,687  $86,825   $85,288  $ 89,766  $84,979
 7  $84,803   $84,803  $84,104   $83,363  $84,803   $84,055  $ 87,589  $83,710
 8  $82,829   $82,829  $82,049   $82,049  $82,829   $82,829  $ 85,466  $85,466
 9  $80,901   $80,901  $80,044   $80,044  $80,901   $80,901  $ 83,394  $83,394
 10 $79,017   $79,017  $78,088   $78,088  $79,017   $79,017  $ 81,372  $81,372
 11 $77,178   $77,178  $76,180   $76,180  $77,178   $77,178  $ 79,399  $79,399
 12 $75,381   $75,381  $74,319   $74,319  $75,381   $75,381  $ 77,474  $77,474
 13 $73,626   $73,626  $72,468   $72,468  $73,626   $73,626  $ 75,596  $75,596
 14 $71,912   $71,912  $70,663   $70,663  $71,877   $71,877  $ 73,763  $73,763
 15 $70,237   $70,237  $68,902   $68,902  $70,170   $70,170  $ 71,941  $71,941
 16 $68,602   $68,602  $67,185   $67,185  $68,502   $68,502  $ 70,162  $70,162
 17 $67,005   $67,005  $65,509   $65,509  $66,873   $66,873  $ 68,427  $68,427
 18 $65,445   $65,445  $63,874   $63,874  $65,282   $65,282  $ 66,734  $66,734
 19 $63,921   $63,921  $62,279   $62,279  $63,728   $63,728  $ 65,082  $65,082
 20 $62,433   $62,433  $60,723   $60,723  $62,210   $62,210  $ 63,470  $63,470
 21 $60,980   $60,980  $59,205   $59,205  $60,727   $60,727  $ 61,897  $61,897
 22 $59,560   $59,560  $57,724   $57,724  $59,279   $59,279  $ 60,362  $60,362
 23 $58,173   $58,173  $56,279   $56,279  $57,865   $57,865  $ 58,865  $58,865
 24 $56,819   $56,819  $54,870   $54,870  $56,484   $56,484  $ 57,404  $57,404
 25 $55,496   $55,496  $53,495   $53,495  $55,134   $55,134  $ 55,978  $55,978
-------------------------------------------------------------------------------


 Assumptions:

 1. $100,000 initial investment.


 2. As of December 31, 2006, the average fund expenses =0.97%.


 3. No optional death benefit(s) and/or optional living benefit(s) were elected.


 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor -2.33%; Strategic Partners Select -2.44%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.33%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.42 %.


 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6. Surrender Value assumes surrender 2 days prior to policy anniversary.

 6% GROSS RETURN


        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
        ----------         ---------       ----------------     ------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $103,522 $103,522  $103,400 $ 96,863  $103,522 $ 96,976  $107,557 $ 99,754
 2  $107,179 $107,179  $106,926 $101,111  $107,179 $101,349  $111,247 $103,148
 3  $110,965 $110,965  $110,572 $105,544  $110,965 $105,917  $115,063 $106,659
 4  $114,884 $114,884  $114,342 $110,169  $114,884 $110,689  $119,009 $110,290
 5  $118,942 $118,942  $118,241 $114,994  $118,942 $115,674  $123,092 $115,176
 6  $123,143 $123,143  $122,273 $120,027  $123,143 $120,880  $127,314 $120,276
 7  $127,493 $127,493  $126,442 $125,278  $127,493 $126,318  $131,681 $125,597
 8  $131,996 $131,996  $130,753 $130,753  $131,996 $131,996  $136,198 $136,198
 9  $136,658 $136,658  $135,212 $135,212  $136,658 $136,658  $140,870 $140,870
 10 $141,485 $141,485  $139,822 $139,822  $141,485 $141,485  $145,702 $145,702
 11 $146,483 $146,483  $144,590 $144,590  $146,483 $146,483  $150,699 $150,699
 12 $151,657 $151,657  $149,520 $149,520  $151,657 $151,657  $155,868 $155,868
 13 $157,013 $157,013  $154,618 $154,618  $157,013 $157,013  $161,215 $161,215
 14 $162,559 $162,559  $159,890 $159,890  $162,559 $162,559  $166,745 $166,745
 15 $168,301 $168,301  $165,342 $165,342  $168,301 $168,301  $172,464 $172,464
 16 $174,246 $174,246  $170,980 $170,980  $174,246 $174,246  $178,380 $178,380
 17 $180,400 $180,400  $176,810 $176,810  $180,400 $180,400  $184,499 $184,499
 18 $186,772 $186,772  $182,838 $182,838  $186,772 $186,772  $190,827 $190,827
 19 $193,369 $193,369  $189,073 $189,073  $193,369 $193,369  $197,373 $197,373
 20 $200,199 $200,199  $195,520 $195,520  $200,199 $200,199  $204,143 $204,143
 21 $207,271 $207,271  $202,186 $202,186  $207,271 $207,271  $211,146 $211,146
 22 $214,592 $214,592  $209,080 $209,080  $214,592 $214,592  $218,388 $218,388
 23 $222,172 $222,172  $216,210 $216,210  $222,172 $222,172  $225,879 $225,879
 24 $230,019 $230,019  $223,582 $223,582  $230,019 $230,019  $233,627 $233,627
 25 $238,144 $238,144  $231,205 $231,205  $238,144 $238,144  $241,641 $241,641
-------------------------------------------------------------------------------


 Assumptions:

 1. $100,000 initial investment.


 2. As of December 31, 2006, the average fund expenses =0.97%.


 3. No optional death benefit(s) and/or optional living benefit(s) were elected.


 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor 3.53%; Strategic Partners Select 3.41%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.53%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.43%.


 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6. Surrender Value assumes surrender 2 days prior to policy anniversary.

            PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY ANNUITY DESCRIBED IN PROSPECTUS P2401NY (05/2007).

                      ------------------------
                               (print your name)

                      ------------------------
                                   (address)

                      ------------------------
                             (city/state/zip code)

                               MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                            Philadelphia, PA 19176

[LOGO]
The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777






P2401NY

                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1793

                          STRATEGIC PARTNERS/SM/ ANNUITY ONE 3 VARIABLE ANNUITY
                                                        Prospectus: May 1, 2007

                      ------------------------


 This Prospectus describes an individual variable annuity contract offered by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) and the Pruco Life of New Jersey Flexible Premium Annuity Account. Pruco Life of New Jersey offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features and investment options offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life of New Jersey is an indirect wholly-owned subsidiary of the Prudential Insurance Company of America.


 THE FUNDS

 Strategic Partners Annuity One 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust (formerly named American Skandia Trust), Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).

 You may choose between two basic versions of Strategic Partners Annuity One 3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.


 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Annuity One 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE 3
 To learn more about the Strategic Partners Annuity One 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated
 May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file numbers 333-49230 and 333-103473.) You may obtain information on the operation of the Public Reference Room by calling the SEC at
 (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
 Section 11 of this prospectus.

 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS ANNUITY ONE 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED
 BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


 STRATEGIC PARTNERS/SM/ IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA. ORD01182NY

--------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

 The Prudential Series Fund
   Jennison Portfolio
   Prudential Equity Portfolio
   Prudential Global Portfolio
   Prudential Money Market Portfolio
   Prudential Stock Index Portfolio
   Prudential Value Portfolio

   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio

   SP AIM Core Equity Portfolio
   SP Davis Value Portfolio

   SP International Growth Portfolio

   SP International Value Portfolio
   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small-Cap Growth Portfolio
   SP Small Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio
   SP T. Rowe Price Large-Cap Growth Portfolio


 Advanced Series Trust

   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST AllianceBernstein Managed Index 500 Portfolio
   AST American Century Income & Growth Portfolio

   AST American Century Strategic Allocation Portfolio

   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio

   AST DeAM Large-Cap Value Portfolio
   AST DeAM Small-Cap Value Portfolio

   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio


   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid-Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio

   AST Neuberger Berman Small-Cap Growth Portfolio

   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio

   AST UBS Dynamic Alpha Portfolio


 Gartmore Variable Insurance Trust
   GVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS SUMMARY..............................  5

 GLOSSARY................................................................................  6
 SUMMARY................................................................................. 11
 RISK FACTORS............................................................................ 14
 SUMMARY OF CONTRACT EXPENSES............................................................ 15
 EXPENSE EXAMPLES........................................................................ 19

PART II: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS SECTIONS 1-11....................... 22

 SECTION 1: WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY?............... 23

   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK".......................................... 24

 SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?........................................ 24

   VARIABLE INVESTMENT OPTIONS........................................................... 24
   FIXED INTEREST RATE OPTIONS........................................................... 35
   MARKET VALUE ADJUSTMENT OPTION........................................................ 36
   TRANSFERS AMONG OPTIONS............................................................... 37
   ADDITIONAL TRANSFER RESTRICTIONS...................................................... 37
   DOLLAR COST AVERAGING................................................................. 39
   ASSET ALLOCATION PROGRAM.............................................................. 39
   AUTO-REBALANCING...................................................................... 39
   SCHEDULED TRANSACTIONS................................................................ 40
   VOTING RIGHTS......................................................................... 40
   SUBSTITUTION.......................................................................... 40

 SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE (ANNUITIZATION)? 40

   PAYMENT PROVISIONS.................................................................... 40
   PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT...................... 40
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD....................................... 41
     OPTION 2: LIFE INCOME ANNUITY OPTION................................................ 41
     OTHER ANNUITY OPTIONS............................................................... 41
   TAX CONSIDERATIONS.................................................................... 41
   GUARANTEED MINIMUM INCOME BENEFIT..................................................... 41
     GMIB ROLL-UP........................................................................ 42
     GMIB OPTION 1: SINGLE LIFE PAYOUT OPTION............................................ 43
     GMIB OPTION 2: JOINT LIFE PAYOUT OPTION............................................. 43
   HOW WE DETERMINE ANNUITY PAYMENTS..................................................... 44

 SECTION 4: WHAT IS THE DEATH BENEFIT?................................................... 45

   BENEFICIARY........................................................................... 45
   CALCULATION OF THE DEATH BENEFIT...................................................... 45
   GUARANTEED MINIMUM DEATH BENEFIT...................................................... 45
     GMDB STEP-UP........................................................................ 45
   SPECIAL RULES IF JOINT OWNERS......................................................... 46
   PAYOUT OPTIONS........................................................................ 46
   BENEFICIARY CONTINUATION OPTION....................................................... 47
   SPOUSAL CONTINUANCE OPTION............................................................ 48

 SECTION 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?.................................... 50

   LIFETIME FIVE INCOME BENEFIT.......................................................... 50
   SPOUSAL LIFETIME FIVE INCOME BENEFIT.................................................. 55

 SECTION 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?...................................... 59

   INCOME APPRECIATOR BENEFIT............................................................ 59
   CALCULATION OF THE INCOME APPRECIATOR BENEFIT......................................... 59
   INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE...................... 60


 SECTION 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?...........  61

   PURCHASE PAYMENTS..................................................................  61
   ALLOCATION OF PURCHASE PAYMENTS....................................................  62
   CREDITS............................................................................  62
   CALCULATING CONTRACT VALUE.........................................................  62

 SECTION 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3
   CONTRACT?..........................................................................  63

   INSURANCE AND ADMINISTRATIVE CHARGES...............................................  63
   WITHDRAWAL CHARGE..................................................................  64
   CONTRACT MAINTENANCE CHARGE........................................................  65
   GUARANTEED MINIMUM INCOME BENEFIT CHARGE...........................................  65
   INCOME APPRECIATOR BENEFIT CHARGE..................................................  65
   BENEFICIARY CONTINUATION OPTION CHARGES............................................  66
   TAXES ATTRIBUTABLE TO PREMIUM......................................................  66
   TRANSFER FEE.......................................................................  66
   COMPANY TAXES......................................................................  66
   UNDERLYING MUTUAL FUND FEES........................................................  66

 SECTION 9: HOW CAN I ACCESS MY MONEY?................................................  67

   WITHDRAWALS DURING THE ACCUMULATION PHASE..........................................  67
   AUTOMATED WITHDRAWALS..............................................................  67
   SUSPENSION OF PAYMENTS OR TRANSFERS................................................  67

 SECTION 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
   ANNUITY ONE 3 CONTRACT?............................................................  68

   CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT PLANS)..  68
   CONTRACTS HELD BY TAX-FAVORED PLANS................................................  71

 SECTION 11: OTHER INFORMATION........................................................  74

   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY.........................................  74
   THE SEPARATE ACCOUNT...............................................................  75
   SALE AND DISTRIBUTION OF THE CONTRACT..............................................  75
   LITIGATION.........................................................................  76
   ASSIGNMENT.........................................................................  76
   FINANCIAL STATEMENTS...............................................................  76
   STATEMENT OF ADDITIONAL INFORMATION................................................  76
   HOUSEHOLDING.......................................................................  77
   MARKET VALUE ADJUSTMENT FORMULA....................................................  77

APPENDIX A - ACCUMULATION UNIT VALUES................................................. A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU...................... B-1

  PART I SUMMARY
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

 GLOSSARY

 We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

 Annual Income Amount

 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


 Annual Withdrawal Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

 Annuitant
 The person whose life determines the amount of income payments that we will make. Except as indicated below, if the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.


 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. Unless we agree otherwise, the contract is eligible to have a co-annuitant designation only if the entity that owns the contract is (1) a plan described in Internal Revenue Code
 Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or
 (3) a custodial account established pursuant to the provisions in Code
 Section 408(a) (or any successor Code section thereto) ("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract. If the Custodial Account continues the contract, then the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid.


 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.



 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant
 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

 Contract Date
 The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner, or You
 The person entitled to the ownership rights under the contract.

 Contract Value
 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.

 Contract With Credit
 A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs, and may provide lower interest rates for fixed rate options than the Contract Without Credit.

 Contract Without Credit
 A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

 Credit
 If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See Section 4, "What Is The Death Benefit?"

 Designated Life
 For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.

 Dollar Cost Averaging Fixed Rate Option (DCA Fixed Rate Option)
 An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

 Excess Income/Excess Withdrawal

 Under the Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


 Fixed Interest Rate Options
 Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 Guarantee Period
 A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

 GLOSSARY continued


 Guaranteed Minimum Death Benefit (GMDB)
 An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

 GMDB Protected Value
 The amount guaranteed under the Guaranteed Minimum Death Benefit, which equals the GMDB step-up value. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

 GMDB Step-Up
 We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the Contract Value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the Contract Value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

 Guaranteed Minimum Income Benefit (GMIB)
 An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

 GMIB Protected Value
 We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit. The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

 GMIB Reset
 You may elect to "step-up" or "reset" your GMIB protected value if your Contract Value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current Contract Value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

 GMIB Roll-Up
 We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.



 Income Appreciator Benefit (IAB)
 An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

 IAB Automatic Withdrawal Payment Program
 A series of payments consisting of a portion of your Contract Value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 IAB Credit
 An amount we add to your Contract Value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Income Phase
 The period during which you receive income payments under the contract.

 Invested Purchase Payments
 Your purchase payments (which we define below) less any deduction we make for any tax charge.

 Joint Owner
 The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

 Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners - see "Spousal Lifetime Five Income Benefit."

 Market Value Adjustment
 An adjustment to your Contract Value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

 Market Value Adjustment Option
 Under the Contract Without Credit, this investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

 Net Purchase Payments
 Your total purchase payments less any withdrawals you have made.

 Proportional Withdrawals

 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. In general, proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.


 Protected Withdrawal Value

 Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greatest of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)


 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
 (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

 Spousal Lifetime Five Income Benefit
 An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the Contract

 GLOSSARY continued

 Value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

 Statement of Additional Information
 A document containing certain additional information about the Strategic Partners Annuity One 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-11

 For a more complete discussion of the following topics, see the corresponding section in
 Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Annuity One 3 Variable Annuity?
 The Strategic Partners Annuity One 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 There are two basic versions of the Strategic Partners Annuity One 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide lower interest rates for fixed interest rate options than the
    Contract Without Credit, and
..   does not offer the market value adjustment option.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.
..   may provide higher interest rates for fixed interest rate options than the
    Contract With Credit, and
..   offers the market value adjustment option.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

 The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

..   During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.
..   The income phase starts when you begin receiving regular payments from your contract.

 The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

 The contract offers a choice of income and death benefit options, which may also be available to you.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). This time period is referred to as the "Free Look" period.

 SUMMARY FOR SECTIONS 1-11 continued


 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 You may also invest your money in fixed interest rate options or in a market value adjustment option.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See
 Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"


 The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
 Section 6) each may provide an additional amount upon which your annuity payments are based.


 SECTION 4
 What Is The Death Benefit?
 In general, if the sole owner or first to die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of
 (i) the Contract Value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

 The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to the "GMDB protected value" of the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value".


 On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Option, if the conditions that we describe, in Section 4, are met.


 SECTION 5
 What Is The Lifetime Five/SM/ Income Benefit?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amounts of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

 In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the Contract Value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

 SECTION 6
 What Is The Income Appreciator Benefit?
 The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

 SECTION 7
 How Can I Purchase A Strategic Partners Annuity One 3 Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

 SECTION 8
 What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?
 The contract has insurance features and investment features, both of which have related costs and charges.

..   Each year (or upon full surrender) we deduct a contract maintenance charge if your Contract Value is less than $75,000. This charge is currently equal to the lesser of $30 or 2% of your Contract Value. We do not impose the contract maintenance charge if your Contract Value is $75,000 or more.
..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.40% if you choose the base death benefit, -- 1.65% if you choose the step-up Guaranteed Minimum Death Benefit option
       (i.e., 0.25% in addition to the base death benefit charge),

    -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit (1.50% maximum charge), or

    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.

..   We impose an additional insurance and administrative charge of 0.10%
    annually for the Contract With Credit.
..   We will deduct an additional charge if you choose the Guaranteed Minimum
    Income Benefit. We deduct this annual charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value (1.00% maximum charge).
..   We will deduct an additional charge if you choose the Income Appreciator
    Benefit. We deduct this charge from your Contract Value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value.

..   There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

..   If you withdraw money less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit.

 For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

 SUMMARY FOR SECTIONS 1-11 continued


 SECTION 9
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase payment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%.

 Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.


 We offer optional living benefits, called the Lifetime Five Income Benefit, and the Spousal Lifetime Five Income Benefit under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in these benefits in order to withdraw some or all of your money. You also may access your Income Appreciator Benefit through withdrawals.


 SECTION 10
 What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 11
 Other Information
 This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 RISK FACTORS
 There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

 Issuer Risk. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life of New Jersey, and thus backed by the financial strength of that company. If Pruco Life of New Jersey were to experience significant financial adversity, it is possible that Pruco Life of New Jersey's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

 Risks Related to Changing Interest Rates. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life of New Jersey holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the Market Value Adjustment Option will perform better than another investment that you might have made.

 Risks Related to the Withdrawal Charge. We may impose withdrawal charges on amounts withdrawn from the Market Value Adjustment Option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

 SUMMARY OF CONTRACT EXPENSES

 The purpose of this summary is to help you to understand the costs you will pay for Strategic Partners Annuity One 3. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

 For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


-----------------------------------------------------------------------------------------------------------------------
                                        CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                               WITHDRAWAL CHARGE/ 1/
-----------------------------------------------------------------------------------------------------------------------
  NUMBER OF CONTRACT ANNIVERSARIES
       SINCE PURCHASE PAYMENT                   CONTRACT WITH CREDIT                   CONTRACT WITHOUT CREDIT
-----------------------------------------------------------------------------------------------------------------------
                  0                                      8%                                      7%
-----------------------------------------------------------------------------------------------------------------------
                  1                                      8%                                      6%
-----------------------------------------------------------------------------------------------------------------------
                  2                                      8%                                      5%
-----------------------------------------------------------------------------------------------------------------------
                  3                                      8%                                      4%
-----------------------------------------------------------------------------------------------------------------------
                  4                                      7%                                      3%
-----------------------------------------------------------------------------------------------------------------------
                  5                                      6%                                      2%
-----------------------------------------------------------------------------------------------------------------------
                  6                                      5%                                      1%
-----------------------------------------------------------------------------------------------------------------------
                  7                                      0%                                      0%
-----------------------------------------------------------------------------------------------------------------------
                                               MAXIMUM TRANSFER FEE
-----------------------------------------------------------------------------------------------------------------------
Each Transfer After 12/ 2/                                                                     $30.00
-----------------------------------------------------------------------------------------------------------------------
Each Transfer After 20 (Beneficiary Continuation Option only)                                  $10.00
-----------------------------------------------------------------------------------------------------------------------


 1 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8.
 2 Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

 The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.


-----------------------------------------------------------------------------------------------------------------------
                                             PERIODIC ACCOUNT EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Maximum Contract Maintenance Charge and Contract Charge Upon Full                              $30.00
Withdrawal/ 3/
-----------------------------------------------------------------------------------------------------------------------
Maximum Annual Contract Fee if Contract Value is less than $25,000                       lesser of $30.00 or
(Beneficiary Continuation Option only)                                                  2% of Contract Value
-----------------------------------------------------------------------------------------------------------------------
                         INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
                        (as a Percentage of Contract Value in Variable Investment Options)
-----------------------------------------------------------------------------------------------------------------------
                                                CONTRACT WITH CREDIT                   CONTRACT WITHOUT CREDIT
-----------------------------------------------------------------------------------------------------------------------
Base Death Benefit                                      1.50%                                   1.40%
-----------------------------------------------------------------------------------------------------------------------
Maximum charge for Lifetime Five/ 4/                    1.50%                                   1.50%
-----------------------------------------------------------------------------------------------------------------------
Maximum charge for Spousal Lifetime                     1.50%                                   1.50%
Five/ 4/
-----------------------------------------------------------------------------------------------------------------------
Lifetime Five Income Benefit                            0.60%                                   0.60%
(current charge)
-----------------------------------------------------------------------------------------------------------------------
Spousal Lifetime Five Income Benefit                    0.75%                                   0.75%
(current charge)
-----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit                        1.75%                                   1.65%
Option - Step-Up
-----------------------------------------------------------------------------------------------------------------------
Maximum Annual Guaranteed Minimum                       1.00%                                   1.00%
Income Benefit Charge and charge upon
certain withdrawals - as a percentage
of average GMIB Protected Value
-----------------------------------------------------------------------------------------------------------------------
Annual Guaranteed Minimum Income                        0.50%                                   0.50%
Benefit Charge and Charge upon
certain withdrawals - (for contracts
sold on or after May 1, 2004) - as a
percentage of average GMIB Protected
Value (current charge)/ 5/
-----------------------------------------------------------------------------------------------------------------------
                 Annual Income Appreciator Benefit Charge and Charge upon certain Withdrawals/ 6/
-----------------------------------------------------------------------------------------------------------------------
As a Percentage of Contract Value                       0.25%                                   0.25%
-----------------------------------------------------------------------------------------------------------------------
Settlement Service Charge (if the                       1.00%                                   1.00%
Owner's beneficiary elects the
Beneficiary Continuation Option)/7/
-----------------------------------------------------------------------------------------------------------------------


 3 Currently, we waive this fee if your Contract Value is greater than or equal to $75,000. If your Contract Value is less than $75,000, we currently charge the lesser of $30 or 2% of your Contract Value. This is a single fee that we assess (a) annually or (b) upon full withdrawal made on a date other than a contract anniversary.
 4 We reserve the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up or for a new election of such benefit.
    However, we have no intention of increasing the charge to the maximum level.

 5 We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts), of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. The fee is withdrawn from each variable investment option in the same proportion as the Contract Value allocated to that variable investment option represents to the total Contract Value in all variable investment options. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the Contract Value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. When the GMIB roll-up is increasing at an effective annual interest rate of 5%, the reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in Contract Value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining Contract Value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time. We reserve the right to increase the charge to the maximum indicated upon any reset of the benefit or any new election of the benefit.

 6 We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

 7 The other Insurance and Administrative Expense Charges do not apply if you are a beneficiary under the Beneficiary Continuation Option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the Beneficiary Continuation Option.

 SUMMARY OF CONTRACT EXPENSES continued

 Total Annual Mutual Fund Operating Expenses

 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2006. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One 3 contract, and may vary from year to year.



--------------------------------------------------------------------------------------------------------------------
                                                      MINIMUM                                MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund                    0.37%                                  1.19%
  Operating Expenses*
--------------------------------------------------------------------------------------------------------------------


 * See "Summary of Contract Expenses" - Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.


----------------------------------------------------------------------------------------------------------------------
                                  UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                      (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------
                                                                   For the year ended December 31, 2006
               UNDERLYING PORTFOLIOS                 -----------------------------------------------------------------
                                                     Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                    Expenses /3/           Portfolio Fees  Portfolio
                                                                                           & Expenses /1/  Operating
                                                                                                          Expenses /2/
-                                                    -----------------------------------------------------------------
Prudential Series Fund
 Equity Portfolio                                        0.45%         0.02%       0.00%       0.00%         0.47%
 Global Portfolio                                        0.75%         0.09%       0.00%       0.00%         0.84%
 Jennison Portfolio                                      0.60%         0.03%       0.00%       0.00%         0.63%
 Money Market Portfolio                                  0.40%         0.03%       0.00%       0.00%         0.43%
 Stock Index Portfolio /4/                               0.35%         0.02%       0.00%       0.00%         0.37%
 Value Portfolio                                         0.40%         0.03%       0.00%       0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio         0.05%         0.07%       0.00%       0.86%         0.98%
 SP Balanced Asset Allocation Portfolio                  0.05%         0.01%       0.00%       0.77%         0.83%
 SP Conservative Asset Allocation Portfolio              0.05%         0.02%       0.00%       0.72%         0.79%
 SP Growth Asset Allocation Portfolio                    0.05%         0.01%       0.00%       0.81%         0.87%
 SP AIM Core Equity Portfolio                            0.85%         0.44%       0.00%       0.00%         1.29%
 SP Davis Value Portfolio                                0.75%         0.06%       0.00%       0.00%         0.81%
 SP International Growth Portfolio /5/                   0.85%         0.12%       0.00%       0.00%         0.97%
 SP International Value Portfolio /6/                    0.90%         0.09%       0.00%       0.00%         0.99%
 SP Mid Cap Growth Portfolio                             0.80%         0.11%       0.00%       0.00%         0.91%
 SP PIMCO High Yield Portfolio                           0.60%         0.10%       0.00%       0.00%         0.70%
 SP PIMCO Total Return Portfolio                         0.60%         0.06%       0.00%       0.00%         0.66%
 SP Prudential U.S. Emerging Growth Portfolio            0.60%         0.07%       0.00%       0.00%         0.67%
 SP Small Cap Growth Portfolio                           0.95%         0.19%       0.00%       0.00%         1.14%
 SP Small Cap Value Portfolio                            0.90%         0.06%       0.00%       0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio          0.90%         0.26%       0.00%       0.00%         1.16%
 SP T. Rowe Price Large Cap Growth Portfolio             0.90%         0.29%       0.00%       0.00%         1.19%
Advanced Series Trust /7,8/
 AST JPMorgan International Equity Portfolio             0.87%         0.16%       0.00%       0.00%         1.03%
 AST MFS Global Equity Portfolio                         1.00%         0.25%       0.00%       0.00%         1.25%
 AST Small-Cap Value Portfolio                           0.90%         0.18%       0.00%       0.00%         1.08%
 AST Neuberger Berman Small-Cap Growth Portfolio /9/     0.95%         0.16%       0.00%       0.00%         1.11%
 AST Federated Aggressive Growth Portfolio               0.95%         0.14%       0.00%       0.00%         1.09%
 AST DeAM Small-Cap Value Portfolio                      0.95%         0.23%       0.00%       0.00%         1.18%
 AST Goldman Sachs Mid-Cap Growth Portfolio              1.00%         0.15%       0.00%       0.00%         1.15%
 AST Neuberger Berman Mid-Cap Growth Portfolio           0.90%         0.14%       0.00%       0.00%         1.04%
 AST Neuberger Berman Mid-Cap Value Portfolio            0.89%         0.11%       0.00%       0.00%         1.00%
 AST Mid-Cap Value Portfolio                             0.95%         0.21%       0.00%       0.00%         1.16%
 AST MFS Growth Portfolio                                0.90%         0.13%       0.00%       0.00%         1.03%
 AST Marsico Capital Growth Portfolio                    0.90%         0.11%       0.00%       0.00%         1.01%
 AST Goldman Sachs Concentrated Growth Portfolio         0.90%         0.13%       0.00%       0.00%         1.03%
 AST DeAM Large-Cap Value Portfolio                      0.85%         0.15%       0.00%       0.00%         1.00%
 AST Large-Cap Value Portfolio                           0.75%         0.11%       0.00%       0.00%         0.86%
 AST AllianceBernstein Core Value Portfolio              0.75%         0.14%       0.00%       0.00%         0.89%
 AST AllianceBernstein Managed Index 500 Portfolio       0.60%         0.14%       0.00%       0.00%         0.74%
 AST American Century Income & Growth Portfolio          0.75%         0.15%       0.00%       0.00%         0.90%
 AST AllianceBernstein Growth & Income Portfolio         0.75%         0.11%       0.00%       0.00%         0.86%
 AST Cohen & Steers Realty Portfolio                     1.00%         0.13%       0.00%       0.00%         1.13%

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             For the year ended December 31, 2006
                    UNDERLYING PORTFOLIOS                      -----------------------------------------------------------------
                                                               Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                              Expenses /3/           Portfolio Fees  Portfolio
                                                                                                     & Expenses /1/  Operating
                                                                                                                    Expenses /2/
-                                                              -----------------------------------------------------------------
 AST T. Rowe Price Natural Resources Portfolio                     0.90%         0.13%       0.00%       0.00%         1.03%
 AST American Century Strategic Allocation Portfolio /10/          0.85%         0.21%       0.00%       0.00%         1.06%
 AST Advanced Strategies Portfolio                                 0.85%         0.24%       0.00%       0.00%         1.09%
 AST T. Rowe Price Asset Allocation Portfolio                      0.85%         0.14%       0.00%       0.00%         0.99%
 AST UBS Dynamic Alpha Portfolio /11/                              1.00%         0.21%       0.00%       0.00%         1.21%
 AST First Trust Balanced Target Portfolio                         0.85%         0.21%       0.00%       0.00%         1.06%
 AST First Trust Capital Appreciation Target Portfolio             0.85%         0.19%       0.00%       0.00%         1.04%
 AST Aggressive Asset Allocation Portfolio                         0.15%         0.05%       0.00%       0.99%         1.19%
 AST Capital Growth Asset Allocation Portfolio                     0.15%         0.02%       0.00%       0.95%         1.12%
 AST Balanced Asset Allocation Portfolio                           0.15%         0.02%       0.00%       0.90%         1.07%
 AST Conservative Asset Allocation Portfolio                       0.15%         0.04%       0.00%       0.89%         1.08%
 AST Preservation Asset Allocation Portfolio                       0.15%         0.08%       0.00%       0.82%         1.05%
 AST T. Rowe Price Global Bond Portfolio                           0.80%         0.16%       0.00%       0.00%         0.96%
 AST High Yield Portfolio /12/                                     0.75%         0.15%       0.00%       0.00%         0.90%
 AST Lord Abbett Bond-Debenture Portfolio                          0.80%         0.14%       0.00%       0.00%         0.94%
 AST PIMCO Limited Maturity Bond Portfolio                         0.65%         0.12%       0.00%       0.00%         0.77%
Gartmore Variable Insurance Trust
 GVIT Developing Markets /13/                                      1.05%         0.35%       0.25%       0.00%         1.65%
Janus Aspen Series
 Janus Aspen Series Large Cap Growth Portfolio--Service Shares     0.64%         0.05%       0.25%       0.00%         0.94%



 1. Each Asset Allocation Portfolio invests in shares of other Portfolios of the Fund and the Advanced Series Trust (the Acquired Portfolios). In addition, each Portfolio may invest otherwise uninvested cash in the Dryden Core Investment Fund (Money Market and/or Short-Term Bond Series).

    Investors in an Asset Allocation Portfolio or other Portfolio indirectly bear the fees and expenses of the Acquired Portfolios and/or Dryden Core Investment Fund. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios and/or Dryden Core Investment Fund, in which the Asset Allocation Portfolios or other Portfolios invested during the year ended December 31, 2006. The Asset Allocation Portfolios do not pay any transaction fees when they purchase and redeem shares of the Acquired Portfolios.

    Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of the respective Portfolios.

    Effective March 1, 2007, each of the Asset Allocation Portfolios became responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fees, in accordance with the terms of the management agreement. Prior to that time, Prudential Investments LLC or an affiliate paid the "other expenses" of the Asset Allocation Portfolios. The table reflects an annualized estimate of the "Other Expenses" of the Asset Allocation Portfolios for the year ended December 31, 2006 had the current arrangement been in place during that year.

 2. Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. Equity Portfolio: 0.75%; Jennison
    Portfolio: 0.75%; Money Market Portfolio: 0.75%; Stock Index Portfolio:
    0.75%; Value Portfolio: 0.75%; SP AIM Core Equity Portfolio: 1.00%; SP International Value Portfolio: 1.00%; SP International Growth Portfolio:
    1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP PIMCO High Yield Portfolio:
    0.82%; SP PIMCO Total Return Portfolio: 0.76%; SP Small Cap Growth
    Portfolio: 1.15%; SP Small Cap Value Portfolio: 1.05%; SP T. Rowe Price Large Cap Growth Portfolio: 1.06%.

 3. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Many of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of each Annuity under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses." For more information see the prospectus for each underlying portfolio and Variable Investment Options in this section.

 4. The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.

 5. Effective November 13, 2006, Marsico Capital Management, LLC was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, William Blair & Company, LLC served as the sole Sub-advisor of the Portfolio, then named the "SP William Blair International Growth Portfolio."

 6. Effective November 13, 2006, Thornburg Investment Management, Inc. was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, Thornburg Investment Management, Inc. served as the sole Sub-advisor of the Portfolio, then named the "SP LSV International Value Portfolio."

 7. The AST Aggressive Asset Allocation, the AST Balanced Asset Allocation, the AST Capital Growth Asset Allocation, the AST Conservative Asset Allocation and the AST Preservation Asset Allocation Portfolios (the "Dynamic Asset Allocation Portfolios") each invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests in shares of other Portfolios of the Advanced Series Trust, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Dynamic Asset Allocation Portfolio invested during the year ended December 31, 2006. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when they purchase or redeem shares of the Acquired Portfolios. Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables in the prospectus for the Portfolios.

 8. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2006 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the Prospectus and Statement of Additional Information for the Portfolios.

 9. Effective May 1, 2007, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 2007, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named the "AST DeAM Small-Cap Growth Portfolio."

 10.Prior to May 1, 2007 the Portfolio was named the "AST American Century
    Strategic Balanced Portfolio."

 11.Prior to May 1, 2007 the Portfolio was named the "AST Global Allocation
    Portfolio." Expenses shown are the annualized estimated operating expense for AST UBS Dynamic Alpha Portfolio effective May 1, 2007. Operating expenses for the AST Global Allocation Portfolio based upon the year ended December 31, 2006 would be as follows: Shareholder Fees (fees paid directly from your investment) - None; Management Fees - .10%; Distribution (12b-1) Fees - None; Other Expenses - .09%; Acquired Portfolio Fees & Expenses - .88%; Total Annual Portfolio Operating Expenses - 1.07%.

 12.Effective June 16, 2006, Goldman Sachs Asset Management L.P. no longer serves as a Co-Sub-advisor to the Portfolio.

 13.Effective January 1, 2006, the management fee was lowered by 0.10% to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets
    Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account the current base fee (as stated in the table above) and the maximum performance fee adjustment of 0.10% (+/-), the management fee could range from 0.95% at its lowest to 1.15% at its highest.


 EXPENSE EXAMPLES
 These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

 The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursements or waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

 Example 1a: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets
 This example assumes that:
..   You invest $10,000 in the Contract With Credit,
..   You choose the Step-Up Guaranteed Minimum Death Benefit,
..   You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after May 1, 2004),
..   You choose the Income Appreciator Benefit,

..   You allocate all of your assets to the variable investment option having the maximum total operating expenses,*

..   The investment has a 5% return each year,
..   The mutual fund's total operating expenses remain the same each year,
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge, and
..   You withdraw all your assets at the end of the indicated period.


 * Note: Not all portfolios offered are available if you elect certain optional benefits.


 Example 1b: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets
 This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 Example 2a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets
 This example assumes that:
..   You invest $10,000 in the Contract With Credit,
..   You do not choose any optional insurance benefit,

..   You allocate all of your assets to the variable investment option having the maximum total operating expenses,*

..   The investment has a 5% return each year,
..   The mutual fund's total operating expenses remain the same each year,
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge, and
..   You withdraw all your assets at the end of the indicated period.


 * Note: Not all portfolios offered are available if you elect certain optional benefits.


 Example 2b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets
 This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

 EXPENSE EXAMPLES continued


 Example 3a: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets
 This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

 Example 3b: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets
 This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

 Example 4a: Contract Without Credit: Base Death Benefit; and You Withdraw All Your Assets
 This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

 Example 4b: Contract Without Credit: Base Death Benefit; and You Do Not Withdraw Your Assets
 This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

 Notes for Expense Examples:
 These Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

 The values shown in the 10 year column are the same for Example 1a and 1b, 2a and 2b, 3a and 3b, and 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal.


 The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2007. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


 A table of accumulation unit values appears in Appendix A to this prospectus.

 Contract With Credit: Step-up Guaranteed Minimum Death Benefit Option, Guaranteed Minimum Income Benefit, Income Appreciator Benefit


                     Example 1a:                Example 1b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,216 $2,152 $3,004 $4,757 $464    $1,400   $2,346   $4,757
             --------------------------------------------------------------


 Contract With Credit: Base Death Benefit


                     Example 2a:                Example 2b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,114 $1,854 $2,523 $3,879 $362    $1,102   $1,865   $3,879
             --------------------------------------------------------------

 Contract Without Credit: Step-up Guaranteed Minimum Death Benefit Option, Guaranteed Minimum Income Benefit, Income Appreciator Benefit


                     Example 3a:                Example 3b:
             --------------------------------------------------------------
             If you withdraw your assets If you do not withdraw your assets
             --------------------------------------------------------------
              1 yr  3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
             --------------------------------------------------------------
             $1,066 $1,768 $2,481 $4,494 $436    $1,318   $2,211   $4,494
             --------------------------------------------------------------


Contract Without Credit: Base Death Benefit


                     Example 4a:                 Example 4b:
              --------------------------------------------------------------
              If you withdraw your assets If you do not withdraw your assets
              --------------------------------------------------------------
              1 yr   3 yrs  5 yrs  10 yrs 1 yr    3 yrs    5 yrs    10 yrs
              --------------------------------------------------------------
              $968   $1,480 $2,015 $3,640 $338    $1,030   $1,745   $3,640
              --------------------------------------------------------------

  PART II SECTIONS 1-11
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

 1: WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY?

 The Strategic Partners Annuity One 3 Variable Annuity is a contract between you, the owner, and US, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us).

 Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

 There are two basic versions of Strategic Partners Annuity One 3 variable annuity.

 Contract With Credit.

..   provides for a bonus credit that we add to each purchase payment that you make,
..   has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,
..   may provide a lower interest rate for the fixed interest rate options than the Contract Without Credit, and
..   does not offer the market value adjustment option.

 Contract Without Credit.

..   does not provide a credit,
..   has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,
..   may provide a higher interest rate for the fixed interest rate options than the Contract With Credit, and
..   offers the Market Value Adjustment Option.

 Unless we state otherwise, when we use the word contract, it applies to both versions.

 In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

 Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

 Strategic Partners Annuity One 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. The market value adjustment option is only available in the Contract Without Credit. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

 Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 1: WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY? continued

 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"
 If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund equal to your Contract Value (plus the amount of any fees or other charges) as of the date you surrendered your contract.

 If you have purchased the Contract With Credit, we will deduct any credit we had added to your Contract Value.


 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?


 The contract gives you the choice of allocating your purchase payments to any of the variable investment options, fixed interest rate options, and a market value adjustment option.

 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risk that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.

 VARIABLE INVESTMENT OPTIONS

 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely a summary - please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investment policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach.

 Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


 The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services, Inc. also under a manager-of-managers approach. AST Investment Services, Inc. is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. Under the agreement through which Prudential Financial, Inc. acquired American Skandia Life Assurance Corporation and certain of its affiliates in May 2003, Prudential Financial may not use the "American Skandia" name in any context after May 1, 2008. Therefore, Prudential Financial has begun a "rebranding" project that involves renaming certain American Skandia legal entities. As pertinent to this annuity: 1) American Skandia Investment Services, Inc. has been renamed AST Investment Services, Inc. and 2) American Skandia Trust has been renamed Advanced Series Trust. These name changes will not impact the manner in which customers do business with Prudential.


 The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a "manager-of-managers" approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

 Pruco Life of New Jersey has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life of New Jersey may provide administrative and support services to such portfolios

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2007) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2006, with regard to amounts that were paid under these kinds of arrangements, the amounts ranged from approximately $53 to approximately $190,514. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.


 As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.



       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
                       PRUDENTIAL SERIES FUND
       -----------------------------------------------------------------
        LARGE   Jennison Portfolio: seeks long-term        Jennison
         CAP    growth of capital. The Portfolio        Associates LLC
        GROWTH  invests primarily in equity
                securities of major, established
                corporations that the subadviser
                believes offer above-average growth
                prospects. The Portfolio may invest
                up to 30% of its total assets in
                foreign securities. Stocks are
                selected on a company-by-company
                basis using fundamental analysis.
                Normally 65% of the Portfolio's total
                assets are invested in common stocks
                and preferred stocks of companies
                with capitalization in excess of $1
                billion.
       -----------------------------------------------------------------
        LARGE   Equity Portfolio: seeks long-term          Jennison
         CAP    growth of capital. The Portfolio        Associates LLC;
        BLEND   invests at least 80% of its net           ClearBridge
                assets plus borrowings for investment    Advisors, LLC
                purposes in common stocks of major
                established corporations as well as
                smaller companies that the Sub
                advisers believe offer attractive
                prospects of appreciation. In the
                Jennison portion, over a full market
                cycle, the subadviser seeks to
                outperform the S&P 500 Index by
                investing in a portfolio with
                earnings growth greater than the
                index at valuations comparable to
                that of the index.
       -----------------------------------------------------------------
        INTER   Global Portfolio: seeks long-term          LSV Asset
       NATIONAL growth of capital. The Portfolio          Management/
        EQUITY  invests primarily in common stocks      Marsico Capital
                (and their equivalents) of foreign     Management, LLC/
                and U.S. companies. Each Sub-adviser     T. Rowe Price
                for the Portfolio generally will use   Associates, Inc./
                either a "growth" approach or a         William Blair &
                "value" approach in selecting either     Company, LLC
                foreign or U.S. common stocks.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


        ----------------------------------------------------------------
         STYLE/     INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
          TYPE                                             ADVISOR/
                                                          SUB-ADVISOR
        ----------------------------------------------------------------
         FIXED   Money Market Portfolio: seeks maximum     Prudential
         INCOME  current income consistent with the        Investment
                 stability of capital and the           Management, Inc.
                 maintenance of liquidity. The
                 Portfolio invests in high-quality
                 short-term money market instruments
                 issued by the U.S. Government or its
                 agencies, as well as by corporations
                 and banks, both domestic and foreign.
                 The Portfolio will invest only in
                 instruments that mature in thirteen
                 months or less, and which are
                 denominated in U.S. dollars.
        ----------------------------------------------------------------
         LARGE   Value Portfolio: seeks long-term           Jennison
          CAP    growth of capital through               Associates LLC
         VALUE   appreciation and income. The
                 Portfolio invests primarily in common
                 stocks that the subadviser believes
                 are undervalued - those stocks that
                 are trading below their underlying
                 asset value, cash generating ability
                 and overall earnings and earnings
                 growth. There is a risk that "value"
                 stocks can perform differently from
                 the market as a whole and other types
                 of stocks and can continue to be
                 undervalued by the markets for long
                 periods of time. Normally at least
                 65% of the Portfolio's total assets
                 is invested in the common stock and
                 convertible securities of companies
                 that the subadviser believes will
                 provide investment returns above
                 those of the Russell 1000(R) Value
                 Index. Most of the investments will
                 be securities of large capitalization
                 companies. The Portfolio may invest
                 up to 25% of its total assets in real
                 estate investment trusts (REITs) and
                 up to 30% of its total assets in
                 foreign securities.
        ----------------------------------------------------------------
         ASSET   SP Aggressive Growth Asset Allocation     Prudential
        ALLOCA-  Portfolio: seeks to obtain the         Investments LLC
         TION/   highest potential total return
        BALANCED consistent with the specified level
                 of risk tolerance. The Portfolio may
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), and the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST) (the
                 Underlying Portfolios). Under normal
                 circumstances, the Portfolio
                 generally will focus on equity
                 Underlying Portfolios but will also
                 invest in fixed-income Underlying
                 Portfolios.
        ----------------------------------------------------------------
         ASSET   SP Balanced Asset Allocation              Prudential
        ALLOCA-  Portfolio: seeks to obtain the         Investments LLC
         TION/   highest potential total return
        BALANCED consistent with the specified level
                 of risk tolerance. The Portfolio may
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), and the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST) (the
                 Underlying Portfolios). The Portfolio
                 will invest in equity and
                 fixed-income Underlying Portfolios.
        ----------------------------------------------------------------
         ASSET   SP Conservative Asset Allocation          Prudential
        ALLOCA-  Portfolio: seeks to obtain the         Investments LLC
         TION/   highest potential total return
        BALANCED consistent with the specified level
                 of risk tolerance. The Portfolio may
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), and the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST) (the
                 Underlying Portfolios). Under normal
                 circumstances, the Portfolio
                 generally will focus on fixed-income
                 Underlying Portfolios but will also
                 invest in equity Underlying
                 Portfolios.
        ----------------------------------------------------------------
         ASSET   SP Growth Asset Allocation Portfolio:     Prudential
        ALLOCA-  seeks to obtain the highest potential  Investments LLC
         TION/   total return consistent with the
        BALANCED specified level of risk tolerance.
                 The Portfolio may invest in any other
                 Portfolio of the Fund (other than
                 another SP Asset Allocation
                 Portfolio), and the AST Marsico
                 Capital Growth Portfolio of Advanced
                 Series Trust (AST) (the Underlying
                 Portfolios). Under normal
                 circumstances, the Portfolio
                 generally will focus on equity
                 Underlying Portfolios but will also
                 invest in fixed-income Underlying
                 Portfolios.
        ----------------------------------------------------------------
         LARGE   SP AIM Core Equity Portfolio: seeks     A I M Capital
          CAP    long-term growth of capital. The       Management, Inc.
         BLEND   Portfolio normally invests at least
                 80% of investable assets in equity
                 securities, including convertible
                 securities of established companies
                 that have long-term above-average
                 growth in earnings and growth
                 companies that the subadviser
                 believes have the potential for
                 above-average growth in earnings.
        ----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   SP Davis Value Portfolio: seeks          Davis Selected
         CAP    growth of capital. The Portfolio         Advisers, L.P.
        VALUE   invests primarily in common stocks of
                U.S. companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Value Index. It may also invest
                in stocks of foreign companies and
                U.S. companies with smaller
                capitalizations. The subadviser
                attempts to select common stocks of
                businesses that possess
                characteristics that the subadviser
                believe foster the creation of
                long-term value, such as proven
                management, a durable franchise and
                business model, and sustainable
                competitive advantages. The
                subadviser aims to invest in such
                businesses when they are trading at a
                discount to their intrinsic worth.
                There is a risk that "value" stocks
                can perform differently from the
                market as a whole and other types of
                stocks and can continue to be
                undervalued by the markets for long
                periods of time.
       ------------------------------------------------------------------
        INTER   SP International Value Portfolio           LSV Asset
       NATIONAL (formerly SP LSV International Value      Management,
        EQUITY  Portfolio): seeks capital growth. The      Thornburg
                Portfolio normally invests at least        Investment
                65% of the Portfolio's investable       Management, Inc.
                assets (net assets plus borrowings
                made for investment purposes) in the
                equity securities of companies in
                developed countries outside the
                United States that are represented in
                the MSCI EAFE Index.
       ------------------------------------------------------------------
       MID CAP  SP Mid Cap Growth Portfolio: seeks      Calamos Advisors
        GROWTH  long-term growth of capital. The              LLC
                Portfolio normally invests at least
                80% of investable assets in common
                stocks and related securities, such
                as preferred stocks, convertible
                securities and depositary receipts
                for those securities. These
                securities typically are of medium
                market capitalizations, which the
                subadviser believes have
                above-average growth potential. The
                Portfolio generally defines medium
                market capitalization companies as
                those companies with market
                capitalizations within the market
                capitalization range of the Russell
                Mid Cap Growth Index. The Portfolio's
                investments may include securities
                listed on a securities exchange or
                traded in the over-the-counter
                markets. The subadviser uses a
                bottom-up and top-down analysis in
                managing the Portfolio. This means
                that securities are selected based
                upon fundamental analysis, as well as
                a top-down approach to
                diversification by industry and
                company, and by paying attention to
                macro-level investment themes. The
                Portfolio may invest in foreign
                securities (including emerging
                markets securities).
       ------------------------------------------------------------------
        FIXED   SP PIMCO High Yield Portfolio: seeks   Pacific Investment
        INCOME  to maximize total return consistent        Management
                with preservation of capital and          Company LLC
                prudent investment management. The          (PIMCO)
                Portfolio will invest in a
                diversified portfolio of fixed-income
                investment instruments of varying
                maturities. The average portfolio
                duration of the Portfolio generally
                will vary within a two- to six-year
                time frame based on the Sub-advisor's
                forecast for interest rates.
       ------------------------------------------------------------------
        FIXED   SP PIMCO Total Return Portfolio:       Pacific Investment
        INCOME  seeks to maximize total return             Management
                consistent with preservation of           Company LLC
                capital and prudent investment              (PIMCO)
                management. The Portfolio will invest
                in a diversified portfolio of
                fixed-income investment instruments
                of varying maturities. The average
                portfolio duration of the Portfolio
                generally will vary within a three-
                to six-year time frame based on the
                Sub-advisor's forecast for interest
                rates.
       ------------------------------------------------------------------
       MID CAP  SP Prudential U.S. Emerging Growth          Jennison
        GROWTH  Portfolio: seeks long-term capital       Associates LLC
                appreciation. The Portfolio normally
                invests at least 80% of investable
                assets in equity securities of small
                and medium sized U.S. companies that
                the subadviser believes have the
                potential for above-average earnings
                growth. The subadviser seeks to
                invest in companies that it believes
                are poised to benefit from an
                acceleration of growth or an
                inflection point in a company's
                growth rate that is not currently
                reflected in the stock price. The
                team uses a research-intensive
                approach based on internally
                generated fundamental research.
       ------------------------------------------------------------------
        SMALL   SP Small Cap Growth Portfolio: seeks      Eagle Asset
         CAP    long-term capital growth. The             Management/
        GROWTH  Portfolio pursues its objective by      Neuberger Berman
                primarily investing in the common       Management, Inc.
                stocks of small-capitalization
                companies, which is defined as a
                company with a market capitalization,
                at the time of purchase, no larger
                than the largest capitalized company
                included in the Russell 2000 Index
                during the most recent 11-month
                period (based on month-end data) plus
                the most recent data during the
                current month.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
        SMALL   SP Small-Cap Value Portfolio: seeks      Goldman Sachs
         CAP    long-term capital growth. The                Asset
        VALUE   Portfolio normally invests at least    Management, L.P.;
                80% its net assets plus borrowings        ClearBridge
                for investment purposes in the equity    Advisors, LLC
                securities of small capitalization
                companies. The Portfolio focuses on
                equity securities that are believed
                to be undervalued in the marketplace.
       -----------------------------------------------------------------
        LARGE   SP Strategic Partners Focused Growth   AllianceBernstein
         CAP    Portfolio: seeks long-term growth of    L.P.; Jennison
        GROWTH  capital. The Portfolio normally         Associates LLC
                invests at least 65% of total assets
                in equity-related securities of U.S.
                companies that the subadvisers
                believe to have strong capital
                appreciation potential. The
                Portfolio's strategy is to combine
                the efforts of two subadvisers and to
                invest in the favorite stock
                selection ideas of three portfolio
                managers (two of whom invest as a
                team). Each investment Sub-adviser to
                the Portfolio utilizes a growth
                style: Jennison selects approximately
                20 securities and AllianceBernstein
                selects approximately 30 securities.
                The portfolio managers build a
                portfolio with stocks in which they
                have the highest confidence and may
                invest more than 5% of the
                Portfolio's assets in any one issuer.
                The Portfolio is nondiversified,
                meaning it can invest a relatively
                high percentage of its assets in a
                small number of issuers. Investing in
                a nondiversified portfolio,
                particularly a portfolio investing in
                approximately 50 equity-related
                securities, involves greater risk
                than investing in a diversified
                portfolio because a loss resulting
                from the decline in the value of one
                security may represent a greater
                portion of the total assets of a
                nondiversified portfolio.
       -----------------------------------------------------------------
        LARGE   Stock Index Portfolio: seeks             Quantitative
         CAP    investment results that generally         Management
        BLEND   correspond to the performance of        Associates LLC
                publicly-traded common stocks. With
                the price and yield performance of
                the Standard & Poor's 500 Composite
                Stock Price Index (S&P 500) as the
                benchmark, the Portfolio normally
                invests at least 80% of investable
                assets in S&P 500 stocks. The S&P 500
                represents more than 70% of the total
                market value of all publicly-traded
                common stocks and is widely viewed as
                representative of publicly-traded
                common stocks as a whole. The
                Portfolio is not "managed" in the
                traditional sense of using market and
                economic analyses to select stocks.
                Rather, the portfolio manager
                purchases stocks in proportion to
                their weighting in the S&P 500.
       -----------------------------------------------------------------
        LARGE   SP T. Rowe Price Large-Cap Growth        T. Rowe Price
         CAP    Portfolio: seeks long-term capital     Associates, Inc.
        GROWTH  growth. Under normal circumstances,
                the Portfolio invests at least 80% of
                its net assets plus borrowings for
                investment purposes in the equity
                securities of large-cap companies.
                The Sub-adviser generally looks for
                companies with an above-average rate
                of earnings and cash flow growth and
                a lucrative niche in the economy that
                gives them the ability to sustain
                earnings momentum even during times
                of slow economic growth.
       -----------------------------------------------------------------
        INTER-  SP International Growth Portfolio       Marsico Capital
       NATIONAL (formerly, SP William Blair            Management, LLC;
        EQUITY  International Growth Portfolio):        William Blair &
                seeks long-term capital appreciation.    Company, LLC.
                The Portfolio invests primarily in
                equity-related securities of foreign
                issuers. The Portfolio invests
                primarily in the common stock of
                large and medium-sized foreign
                companies, although it may also
                invest in companies of all sizes.
                Under normal circumstances, the
                Portfolio invests at least 65% of its
                total assets in common stock of
                foreign companies operating or based
                in at least five different countries,
                which may include countries with
                emerging markets. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth
                potential.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
                        ADVANCED SERIES TRUST
       -----------------------------------------------------------------
        ASSET   AST Advanced Strategies Portfolio:         LSV Asset
        ALLOCA  seeks a high level of absolute            Management;
        TION/   return. The Portfolio invests           Marsico Capital
       BALANCED primarily in a diversified portfolio      Management,
                of equity and fixed income securities    LLC; Pacific
                across different investment               Investment
                categories and investment managers.       Management
                The Portfolio pursues a combination       Company LLC
                of traditional and non-traditional         (PIMCO);
                investment strategies.                   T. Rowe Price
                                                       Associates, Inc.;
                                                        William Blair &
                                                        Company, L.L.C.
       -----------------------------------------------------------------
        ASSET   AST Aggressive Asset Allocation               AST
        ALLOCA  Portfolio: seeks the highest              Investment
        TION/   potential total return consistent       Services, Inc./
       BALANCED with its specified level of risk          Prudential
                tolerance. The Portfolio will invest    Investments LLC
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 92.5% to 100% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 0% to 7.5% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Core Value       AllianceBernstein
         CAP    Portfolio: seeks long-term capital           L.P.
        VALUE   growth by investing primarily in
                common stocks. The Sub-advisor
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Growth & Income  AllianceBernstein
         CAP    Portfolio: seeks long-term growth of         L.P.
        VALUE   capital and income while attempting
                to avoid excessive fluctuations in
                market value. The Portfolio normally
                will invest in common stocks (and
                securities convertible into common
                stocks). The Sub-advisor will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects. The stocks that
                the Portfolio will normally invest in
                are those of seasoned companies.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Managed Index    AllianceBernstein
         CAP    500 Portfolio: seeks to outperform           L.P.
        BLEND   the Standard & Poor's 500 Composite
                Stock Price Index (the "S&P 500")
                through stock selection resulting in
                different weightings of common stocks
                relative to the index. The Portfolio
                will invest, under normal
                circumstances, at least 80% of its
                net assets in securities included in
                the S&P(R) 500.
       -----------------------------------------------------------------
        LARGE   AST American Century Income & Growth   American Century
         CAP    Portfolio: seeks capital growth with      Investment
        VALUE   current income as a secondary          Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that offer
                potential for capital growth, and
                may, consistent with its investment
                objective, invest in stocks that
                offer potential for current income.
                The Sub-advisor utilizes a
                quantitative management technique
                with a goal of building an equity
                portfolio that provides better
                returns than the S&P 500 Index
                without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       -----------------------------------------------------------------
        STYLE/      INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
         ASSET   AST American Century Strategic         American Century
        ALLOCA   Allocation Portfolio (formerly known      Investment
         TION/   as AST American Century Strategic      Management, Inc.
       BALANCED  Balanced Portfolio): seeks capital
                 growth and current income. The
                 Sub-advisor intends to maintain
                 approximately 60% of the Portfolio's
                 assets in equity securities and the
                 remainder in bonds and other fixed
                 income securities. Both the
                 Portfolio's equity and fixed income
                 investments will fluctuate in value.
                 The equity securities will fluctuate
                 depending on the performance of the
                 companies that issued them, general
                 market and economic conditions, and
                 investor confidence. The fixed income
                 investments will be affected
                 primarily by rising or falling
                 interest rates and the credit quality
                 of the issuers.
       -----------------------------------------------------------------
         ASSET   AST Balanced Asset Allocation                AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 57.5% to 72.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 27.5% to 42.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         ASSET   AST Capital Growth Asset Allocation          AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 72.5% to 87.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 12.5% to 27.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
       SPECIALTY AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                 seeks to maximize total return             Capital
                 through investment in real estate      Management, Inc.
                 securities. The Portfolio pursues its
                 investment objective by investing,
                 under normal circumstances, at least
                 80% of its net assets in securities
                 of real estate issuers. Under normal
                 circumstances, the Portfolio will
                 invest substantially all of its
                 assets in the equity securities of
                 real estate companies, i.e., a
                 company that derives at least 50% of
                 its revenues from the ownership,
                 construction, financing, management
                 or sale of real estate or that has at
                 least 50% of its assets in real
                 estate. Real estate companies may
                 include real estate investment trusts
                 or REITs.
       -----------------------------------------------------------------
         ASSET   AST Conservative Asset Allocation            AST
        ALLOCA   Portfolio: seeks the highest              Investment
         TION/   potential total return consistent      Services, Inc./
       BALANCED  with its specified level of risk          Prudential
                 tolerance. The Portfolio will invest   Investments LLC
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 47.5% to 62.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 37.5% to 52.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         LARGE   AST DeAM Large-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of capital by        Investment
         VALUE   investing primarily in the value          Management
                 stocks of larger companies. The         Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the equity
                 securities of large-sized companies
                 included in the Russell 1000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 1000(R) Value Index,
                 but which attempts to outperform the
                 Russell 1000(R) Value Index through
                 active stock selection.
       -----------------------------------------------------------------
         SMALL   AST Neuberger Berman Small-Cap Growth  Neuberger Berman
          CAP    Portfolio (formerly known as AST DeAM  Management Inc.
        GROWTH   Small-Cap Growth Portfolio): seeks
                 maximum growth of investors' capital
                 from a portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000 Growth(R) Index.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


        ----------------------------------------------------------------
         STYLE/     INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
          TYPE                                             ADVISOR/
                                                          SUB-ADVISOR
        ----------------------------------------------------------------
         SMALL   AST DeAM Small-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of investors'        Investment
         VALUE   capital by investing primarily in the     Management
                 value stocks of smaller companies.      Americas, Inc.
                 The Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 its total assets in the equity
                 securities of small-sized companies
                 included in the Russell 2000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 2000(R) Value Index,
                 but which attempts to outperform the
                 Russell 2000(R) Value Index.
        ----------------------------------------------------------------
         SMALL   AST Federated Aggressive Growth        Federated Equity
          CAP    Portfolio: seeks capital growth. The      Management
         GROWTH  Portfolio pursues its investment          Company of
                 objective by investing primarily in     Pennsylvania/
                 the stocks of small companies that     Federated Global
                 are traded on national security           Investment
                 exchanges, NASDAQ stock exchange and      Management
                 the over-the-counter-market. Small     Corp.; Federated
                 companies will be defined as               MDTA LLC
                 companies with market capitalizations
                 similar to companies in the Russell
                 2000 Growth Index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Balanced Target          First Trust
        ALLOCA-  Portfolio: seeks long-term capital      Advisors L.P.
         TION/   growth balanced by current income.
        BALANCED The Portfolio seeks to achieve its
                 objective by investing approximately
                 65% in common stocks and 35% in fixed
                 income securities. The Portfolio
                 allocates the equity portion of the
                 portfolio across five uniquely
                 specialized strategies - the Dow/SM/
                 Target Dividend, the Value Line(R)
                 Target 25, the Global Dividend Target
                 15, the NYSE(R) International Target
                 25, and the Target Small Cap. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy which utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Capital Appreciation     First Trust
        ALLOCA-  Target Portfolio: seeks long-term       Advisors L.P.
         TION/   growth of capital. The Portfolio
        BALANCED seeks to achieve its objective by
                 investing approximately 80% in common
                 stocks and 20% in fixed income
                 securities. The portfolio allocates
                 the equity portion of the portfolio
                 across five uniquely specialized
                 strategies - the Value Line(R) Target
                 25, the Global Dividend Target 15,
                 the Target Small Cap, the Nasdaq(R)
                 Target 15, and the NYSE(R)
                 International Target 25. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST UBS Dynamic Alpha Portfolio        UBS Global Asset
        ALLOCA-  (formerly known as AST Global             Management
         TION/   Allocation Portfolio): seeks to        (Americas) Inc.
        BALANCED maximize total return, consisting of
                 capital appreciation and current
                 income. The Portfolio invests in
                 securities and financial instruments
                 to gain exposure to global equity,
                 global fixed income and cash
                 equivalent markets, including global
                 currencies. The Portfolio may invest
                 in equity and fixed income securities
                 of issuers located within and outside
                 the United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's Sub-Advisor, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
        ----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Goldman Sachs Concentrated Growth    Goldman Sachs
         CAP    Portfolio: seeks growth of capital in        Asset
        GROWTH  a manner consistent with the            Management, L.P.
                preservation of capital. Realization
                of income is not a significant
                investment consideration and any
                income realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in equity securities of companies
                that the Sub-advisor believes have
                the potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the Sub-advisor to
                be positioned for long-term growth.
       ------------------------------------------------------------------
       MID CAP  AST Goldman Sachs Mid-Cap Growth         Goldman Sachs
        GROWTH  Portfolio: seeks long-term capital           Asset
                growth. The Portfolio pursues its       Management, L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in medium
                capitalization companies. For
                purposes of the Portfolio,
                medium-sized companies are those
                whose market capitalizations
                (measured at the time of investment)
                fall within the range of companies in
                the Russell Mid Cap Growth Index. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       ------------------------------------------------------------------
        FIXED   AST High Yield Portfolio: seeks a      Pacific Investment
        INCOME  high level of current income and may       Management
                also consider the potential for           Company LLC
                capital appreciation. The Portfolio         (PIMCO)
                invests, under normal circumstances,
                at least 80% of its net assets plus
                any borrowings for investment
                purposes (measured at time of
                purchase) in high yield, fixed-income
                securities that, at the time of
                purchase, are non-investment grade
                securities. Such securities are
                commonly referred to as "junk bonds".
       ------------------------------------------------------------------
        INTER-  AST JPMorgan International Equity         J.P. Morgan
       NATIONAL Portfolio: seeks long-term capital         Investment
        EQUITY  growth by investing in a diversified    Management Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of the
                world. The equity securities will
                ordinarily be traded on a recognized
                foreign securities exchange or traded
                in a foreign over-the-counter market
                in the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
       ------------------------------------------------------------------
        LARGE   AST Large-Cap Value Portfolio: seeks      Dreman Value
         CAP    current income and long-term growth     Management LLC,
        VALUE   of income, as well as capital             Hotchkis and
                appreciation. The Portfolio invests,     Wiley Capital
                under normal circumstances, at least    Management LLC;
                80% of its net assets in common           J.P. Morgan
                stocks of large cap U.S. companies.        Investment
                The Portfolio focuses on common         Management, Inc.
                stocks that have a high cash dividend
                or payout yield relative to the
                market or that possess relative value
                within sectors.
       ------------------------------------------------------------------
        FIXED   AST Lord Abbett Bond-Debenture           Lord, Abbett &
        INCOME  Portfolio: seeks high current income        Co. LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. To pursue its objective, the
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in fixed income
                securities and normally invests
                primarily in high yield and
                investment grade debt securities,
                securities convertible into common
                stock and preferred stocks. The
                Portfolio may find good value in high
                yield securities, sometimes called
                "lower-rated bonds" or "junk bonds,"
                and frequently may have more than
                half of its assets invested in those
                securities. At least 20% of the
                Portfolio's assets must be invested
                in any combination of investment
                grade debt securities, U.S.
                Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in equity
                securities.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Marsico Capital Growth Portfolio:   Marsico Capital
         CAP    seeks capital growth. Income            Management, LLC
        GROWTH  realization is not an investment
                objective and any income realized on
                the Portfolio's investments,
                therefore, will be incidental to the
                Portfolio's objective. The Portfolio
                will pursue its objective by
                investing primarily in common stocks
                of larger, more established
                companies. In selecting investments
                for the Portfolio, the Sub-advisor
                uses an approach that combines "top
                down" economic analysis with "bottom
                up" stock selection. The "top down"
                approach identifies sectors,
                industries and companies that may
                benefit from the trends the
                Sub-advisor has observed. The
                Sub-advisor then looks for individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large, utilizing a
                "bottom up" stock selection process.
                The Portfolio will normally hold a
                core position of between 35 and 50
                common stocks. The Portfolio may hold
                a limited number of additional common
                stocks at times when the Portfolio
                manager is accumulating new
                positions, phasing out existing or
                responding to exceptional market
                conditions.
       ------------------------------------------------------------------
        INTER-  AST MFS Global Equity Portfolio:         Massachusetts
       NATIONAL seeks capital growth. Under normal     Financial Services
        EQUITY  circumstances the Portfolio invests         Company
                at least 80% of its assets in equity
                securities of U.S. and foreign
                issuers (including issuers in
                developing countries). While the
                portfolio may invest its assets in
                companies of any size, the Portfolio
                generally focuses on companies with
                large capitalizations.
       ------------------------------------------------------------------
        LARGE   AST MFS Growth Portfolio: seeks          Massachusetts
         CAP    long-term capital growth and future    Financial Services
        GROWTH  income. Under normal market                 Company
                conditions, the Portfolio invests at
                least 80% of its total assets in
                common stocks and related securities,
                such as preferred stocks, convertible
                securities and depositary receipts,
                of companies. The Sub-advisor focuses
                on investing the Portfolio's assets
                in the stock of companies it believes
                to have above average earnings growth
                potential compared to other companies
                (growth companies). The Portfolio may
                invest up to 35% of its net assets in
                foreign securities.
       ------------------------------------------------------------------
       MID CAP  AST Mid Cap Value Portfolio: seeks to       EARNEST
        VALUE   provide capital growth by investing      Partners LLC/
                primarily in mid-capitalization          WEDGE Capital
                stocks that appear to be undervalued.   Management, LLP
                The Portfolio has a non-fundamental
                policy to invest, under normal
                circumstances, at least 80% of the
                value of its net assets in
                mid-capitalization companies.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
        GROWTH  Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. The
                Sub-adviser looks for fast-growing
                companies that are in new or rapidly
                evolving industries.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Value      Neuberger Berman
        VALUE   Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. For
                purposes of the Portfolio, companies
                with equity market capitalizations
                that fall within the range of the
                Russell Midcap(R) Index at the time
                of investment are considered mid-cap
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies. Under
                the Portfolio's value-oriented
                investment approach, the Sub-advisor
                looks for well-managed companies
                whose stock prices are undervalued
                and that may rise in price before
                other investors realize their worth.
       ------------------------------------------------------------------
        FIXED   AST PIMCO Limited Maturity Bond        Pacific Investment
        INCOME  Portfolio: seeks to maximize total         Management
                return consistent with preservation       Company LLC
                of capital and prudent investment           (PIMCO)
                management. The Portfolio will invest
                in a diversified portfolio of
                fixed-income investment instruments
                of varying maturities. The average
                portfolio duration of the Portfolio
                generally will vary within a one- to
                three-year time frame based on the
                Sub-advisor's forecast for interest
                rates.
       ------------------------------------------------------------------
        ASSET   AST Preservation Asset Allocation             AST
       ALLOCA-  Portfolio: seeks the highest               Investment
        TION/   potential total return consistent       Services, Inc./
       BALANCED with its specified level of risk           Prudential
                tolerance. The Portfolio will invest    Investments LLC
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 27.5% to 42.5% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 57.5% to 72.5% of its
                net assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


      --------------------------------------------------------------------
       STYLE/      INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        SMALL   AST Small-Cap Value Portfolio: seeks       ClearBridge
         CAP    to provide long-term capital growth      Advisors, LLC;
        VALUE   by investing primarily in                 Dreman Value
                small-capitalization stocks that         Management LLC;
                appear to be undervalued. The              J.P. Morgan
                Portfolio will have a non-fundamental      Investment
                policy to invest, under normal          Management, Inc.;
                circumstances, at least 80% of the         Lee Munder
                value of its net assets in small        Investments, Ltd
                capitalization stocks. The Portfolio
                will focus on common stocks that
                appear to be undervalued.
      --------------------------------------------------------------------
        ASSET   AST T. Rowe Price Asset Allocation        T. Rowe Price
       ALLOCA-  Portfolio: seeks a high level of        Associates, Inc.
        TION/   total return by investing primarily
      BALANCED  in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total assets
                in equity securities and 40% in fixed
                income securities. This mix may vary
                depending on the sub-advisor's
                outlook for the markets. The
                Sub-advisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
      --------------------------------------------------------------------
        FIXED   AST T. Rowe Price Global Bond             T. Rowe Price
       INCOME   Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign and
                U.S. dollar-denominated bonds. The
                Portfolio will invest at least 80% of
                its total assets in fixed income
                securities, including high quality
                bonds issued or guaranteed by U.S. or
                foreign governments or their agencies
                and by foreign authorities, provinces
                and municipalities as well as
                investment grade corporate bonds and
                mortgage and asset-backed securities
                of U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the Sub-advisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest up to 20%
                of its assets in the aggregate in
                below investment-grade, high-risk
                bonds ("junk bonds"). In addition,
                the Portfolio may invest up to 30% of
                its assets in mortgage-related
                (including derivatives, such as
                collateralized mortgage obligations
                and stripped mortgage securities) and
                asset-backed securities.
      --------------------------------------------------------------------
      SPECIALTY AST T. Rowe Price Natural Resources       T. Rowe Price
                Portfolio: seeks long-term capital      Associates, Inc.
                growth primarily through the common
                stocks of companies that own or
                develop natural resources (such as
                energy products, precious metals and
                forest products) and other basic
                commodities. The Portfolio normally
                invests primarily (at least 80% of
                its total assets) in the common
                stocks of natural resource companies.
                The Portfolio looks for companies
                that have the ability to expand
                production, to maintain superior
                exploration programs and production
                facilities, and the potential to
                accumulate new resources. At least
                50% of Portfolio assets will be
                invested in U.S. securities, up to
                50% of total assets also may be
                invested in foreign securities.
      --------------------------------------------------------------------
                  GARTMORE VARIABLE INSURANCE TRUST
      --------------------------------------------------------------------
       INTER-   GVIT Developing Markets: seeks           NWD Management
      NATIONAL  long-term capital appreciation, under   & Research Trust/
       EQUITY   normal conditions by investing at        Gartmore Global
                least 80% of its total assets in            Partners
                stocks of companies of any size based
                in the world's developing economies.
                Under normal market conditions,
                investments are maintained in at
                least six countries at all times and
                no more than 35% of total assets in
                any single one of them.
      --------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


          ------------------------------------------------------------
          STYLE/    INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
           TYPE                                           ADVISOR/
                                                         SUB-ADVISOR
          ------------------------------------------------------------
                          JANUS ASPEN SERIES
          ------------------------------------------------------------
          LARGE  Janus Aspen Series: Large Cap Growth   Janus Capital
           CAP   Portfolio - Service Shares: seeks      Management LLC
          GROWTH long-term growth of capital in a
                 manner consistent with the
                 preservation of capital. The
                 Portfolio invests at least 80% of its
                 net assets plus the amount of any
                 borrowings for investment purposes in
                 common stocks of large-sized
                 companies. Large-sized companies are
                 those whose market capitalizations
                 fall within the range of companies in
                 the Russell 1000 Index at the time of
                 purchase.
          ------------------------------------------------------------


 FIXED INTEREST RATE OPTIONS
 We offer two fixed interest rate options:

..   a one-year fixed interest rate option, and
..   a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


 When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit. The interest rates we pay on the fixed interest rate options may be influenced by the asset-based charges assessed against the Separate Account.

 Payments allocated to the fixed interest rate options become part of Pruco Life of New Jersey's general assets.


 One-Year Fixed Interest Rate Option
 We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

 Dollar Cost Averaging Fixed Rate Option
 You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

 If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment option, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules - for example, quarterly as well as monthly.)

 If you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12/th/ of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

 MARKET VALUE ADJUSTMENT OPTION
 Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. This option is only available in the Contract Without Credit. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

 If amounts are withdrawn from a guarantee period, other than during the 30-day period immediately following the end of the guarantee period, they will be subject to a market value adjustment even if they are not subject to a withdrawal charge.

 You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.

 We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period,
 (e) payment of a death benefit, or (f) the date the amount is withdrawn.

 During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

 (a)withdraw or transfer the value of the guarantee period,
 (b)allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or
 (c)apply the value in the guarantee period to the annuity or settlement option of your choice.

 If we do not receive instructions from you concerning the disposition of the Contract Value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

 During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

 Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

 Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life of New Jersey.

 Market Value Adjustment
 When you allocate a purchase payment or transfer Contract Value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors.

 The market value adjustment that we assess against your Contract Value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

 For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining Contract Value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

 Other things you should know about the market value adjustment include the following:

..   We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.
..   A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.
..   In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the Contract Value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above.

 You should realize, however, that apart from the market value adjustment, the value of the benefit in your guarantee period does not depend on the investment

 Performance of the bonds and other instruments that we hold with respect to your guarantee period. apart from the effect of any market value adjustment, we do not pass through to you the gains or losses on the bonds and other instruments that we hold in connection with a guarantee period.

 TRANSFERS AMONG OPTIONS
 Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your Contract Value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer Contract Value into the Market Value Adjustment Option at any time, provided it is at least $1,000.

 In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

 With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

 You can make transfers out of a fixed interest rate option, other than the DCA fixed rate option, only during the 30-day period following the end of the one year interest rate period. transfers from the DCA fixed rate option are made on a periodic basis for the period that you select.


 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.) (As noted in the fee table, we have different transfer rules under the beneficiary continuation option).


 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and

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 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 otherwise is in good order. For purposes of this transfer restriction, we
 (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.
..   The portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus the contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

..   A Portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that Portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Contract Value to the extent allowed by law. Currently, no Portfolio has adopted such a short term trading fee.

..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING
 The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment option or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

 Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 SCHEDULED TRANSACTIONS

 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.


 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)


 PAYMENT PROVISIONS
 We can begin making annuity payments any time on or after the first contract anniversary. Annuity payments must begin no later than the later of the contract anniversary coinciding with or next following the annuitant's 90/th/ birthday or the tenth contract anniversary.

 Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

 The Strategic Partners Annuity One 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.


 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).


 PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT
 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

 Option 1
 Annuity Payments For A Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you.

 Other Annuity Options: We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

 GUARANTEED MINIMUM INCOME BENEFIT
 The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. You may not elect both GMIB and the Lifetime Five Income Benefit.

 The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced proportionally by withdrawals.

 The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

..   The annuitant must be 75 or younger in order for you to elect the
    Guaranteed Minimum Income Benefit.

..   If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after May 1, 2004 (0.45% for all other contracts) of the average GMIB protected value described below. The maximum GMIB charge is 1.00% of average GMIB protected value. Please note that the charge is calculated based on average GMIB protected value. Thus, for example, the fee would not decline on account of a reduction in Contract Value.
..   Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model. Owners electing this benefit currently, must allocate contract value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, or AST T. Rowe Price Asset Allocation Portfolio.
..   TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A
    CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING
    PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7/TH/ CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET
    (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING
    WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD
    UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS REQUIRED MINIMUM DISTRIBUTION PROVISIONS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD.
    SEE "REQUIRED MINIMUM DISTRIBUTION PROVISIONS AND PAYMENT OPTIONS" IN
    SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)  continued


 Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

 GMIB Roll-Up
 The GMIB roll-up is equal to the invested purchase payments (after a reset, the Contract Value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the Contract Value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

 Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:
..   the contract anniversary coinciding with or next following the annuitant's
    80/th/ birthday,
..   the 7/th/ contract anniversary, or
..   7 years from the most recent GMIB reset (as described below).

 However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

 Effect of Withdrawals
 In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the Contract Value after the withdrawal by the Contract Value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

 The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

 Example 1. Dollar-for-dollar Reduction
 A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The GMIB protected value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and Proportional Reductions
 A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the Contract Value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The GMIB protected value is first reduced by the Remaining Limit (from
    $241,941.95 to $239,441.95).
..   The result is then further reduced by the ratio of A to B, where:
..   A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
    $7,500).
..   B is the Contract Value less the Remaining Limit ($220,000 - $2,500, or
    $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.
..   The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 -
    $2,500 - $8,256.62, or $479,243.38).
..   The Remaining Limit is set to zero (0) for the balance of the first contract year.

 Example 3. Dollar-for-dollar Limit in Second Contract Year
 A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

..   The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69). The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).
..   The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

 GMIB Reset Feature
 You may elect to "reset" your GMIB protected value to equal your current Contract Value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76/th/ birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

 Payout Amount
 The Guaranteed Minimum Income Benefit payout amount is based on the age and sex of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

 1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

 2) the adjusted Contract Value - that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges - as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

 GMIB Annuity Payout Options
 We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after May 1, 2004 (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

 GMIB Option 1
 Single Life Payout Option: We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

 GMIB Option 2
 Joint Life Payout Option: In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

 You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 90 or the 10/th/ contract anniversary.

 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your Contract Value declines significantly due to negative investment performance. If your Contract Value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)  continued

 you were to annuitize a lower Contract Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your Contract Value but at the annuity purchase rates guaranteed under the GMIB.

 Terminating The Guaranteed Minimum Income Benefit
 The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your Contract Value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

 Upon termination of the GMIB, we will deduct the charge from your Contract Value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after May 1, 2004 (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted Contract Value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities
 Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 Guaranteed and GMIB Annuity Payments
 Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:
 1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
    (a) four years, for life annuities under the GMIB sold in contracts on or after May 1, 2004 or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

 2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

 Current Annuity Payments
 Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

 4: WHAT IS THE DEATH BENEFIT?

 THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided we receive the form in good order. Unless an irrevocable beneficiary has been named, during the accumulation period, you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

 CALCULATION OF THE DEATH BENEFIT

 If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Option. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Option.


 Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:
 1) The current Contract Value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on Contract Value held within the market value adjustment option when a death benefit is paid.

 2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, if you have chosen the Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

 GUARANTEED MINIMUM DEATH BENEFIT
 The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase.

 The GMDB protected value option equals the GMDB step-up. The GMDB protected value is calculated daily.

 GMDB Step-Up
 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the Contract Value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

 We stop increasing the GMDB step-up by any appreciation in the Contract Value on the later of:
..   the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or
..   the 5/th/ contract anniversary.

 However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 4: WHAT IS THE DEATH BENEFIT? continued


 Here is an example of a proportional reduction:

 The current Contract Value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

 IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the Contract Value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

 Special rules apply if the beneficiary is the spouse of the owner and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

..   If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Option are met, then the contract can continue, and the spouse will become the new owner of the contract; or
..   The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Option must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.


 If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the Contract Value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that Contract Value as a purchase payment occurring on that date.

 SPECIAL RULES IF JOINT OWNERS

 If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Option may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end.

 PAYOUT OPTIONS
 Originally, a beneficiary could, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

 The death benefit payout options are:

 Choice 1. Lump sum payment of the death benefit.

 If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the second-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

 During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner or joint owner.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

 With respect to death benefits paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary of the death benefit may, within 60 days of providing proof of death also take the death benefit as indicated above, or as follows:

..   as a lump sum. If the beneficiary does not choose a payout option within sixty days, the beneficiary will be paid in this manner; or
..   as payment of the entire death benefit within a period of 5 years from the date of death; or
..   as a series of payments not extending beyond the life expectancy of the beneficiary, or over the life of the beneficiary. Payments under this option must begin within one year of the date of death; or
..   as the beneficiary continuation option, described immediately below.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an annuity option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code. This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, 403(b), or a non-qualified contract.

 Under the beneficiary continuation option:

..   The Owner's contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will be charged an amount equal to 1.00% daily against the average daily net assets allocated to the variable investment options.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of contract value if the contract value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial contract value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available variable investment options will be among those available to the Owner at the time of death, however certain variable investment options may not be available.
..   The beneficiary may request transfers among variable investment options, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No additional Purchase Payments can be applied to the contract.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the
    Contract Value at any time without application of any applicable CDSC unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary's withdrawal rights.
..   Upon the death of the beneficiary, any remaining Contract Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently only investment options corresponding to Portfolios of the Advanced Series Trust and the Prudential Money Market Portfolio of The Prudential Series Fund are available under the Beneficiary Continuation Option.

 Your beneficiary will be provided with a prospectus and a settlement agreement that will describe this option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the beneficiary continuation option. We may pay compensation to the selling broker-dealer based on amounts held in the Beneficiary Continuation Option.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS--CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)

 Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 If you die before the annuity date, the entire interest in the contract must be distributed within five years after the date of death or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

 4: WHAT IS THE DEATH BENEFIT? continued



 Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS--CONTRACTS HELD BY TAX-FAVORED PLANS

 The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

  . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

  . If you die before a designated beneficiary is named and before the date Required Minimum Distributions must begin under the Code, the death benefit must be paid out within five years from the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

  . If you die before a designated beneficiary is named and after the date Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 SPOUSAL CONTINUANCE OPTION
 This option is available if, on the date we receive proof of the owner's death (or annuitant's death, for custodial contracts) in good order (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse, or (2) for contracts sold on or after May 1, 2003 or upon subsequent state approval, there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract or (3) for contracts sold on or after May 1, 2003 or upon subsequent state approval, the contract is held by a Custodial Account and the custodian of the account has elected to continue the contract, and designate the surviving spouse as annuitant. Continuing the contract in the latter scenario will result in the contract no longer qualifying for tax deferral under the Internal Revenue Code. However, such tax deferral should result from the ownership of the contract by the Custodial Account. Spousal continuance may be available where the contract is owned by certain other types of entity-owners. Please consult your tax or legal adviser.

 In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death (or the annuitant's death, in the case of a custodially-owned contract referenced above). Assuming the above conditions are present, the surviving spouse (or custodian, for the custodially-owned contracts referenced above) can elect the Spousal Continuance Option, but must do so no later than 60 days after furnishing proof of death in good order.

 Upon activation of the Spousal Continuance Option, the Contract Value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This Contract Value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted Contract Value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

 Under the Spousal Continuance Option, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Option. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, Contract Value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

 IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Option, we will adjust the Contract Value to equal the greater of:

..   the Contract Value, or
..   the sum of all invested purchase payments (adjusted for withdrawals).

 IF YOU HAVE ELECTED THE GMDB STEP-UP, we will adjust the Contract Value to equal the greater of:
..   the Contract Value, or
..   the GMDB step-up.

 After we have made the adjustment to Contract Value set out immediately above, we will continue to compute the GMDB step-up under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.


 If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Option.

 IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

 IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, OR SPOUSAL LIFETIME FIVE BENEFIT on the owner's death, the Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Benefit under the Spousal Continuance Option. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age (55 years, for Spousal Lifetime Five) at the time of election.

 IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Option. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following:
 (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the later of the contract anniversary next following the annuitant's 90th birthday or the 10/th/ contract anniversary), or (c) the later of the 10/th/ contract anniversary or the contract anniversary next following the surviving spouse's 90/th/ birthday (or the annuitant's 90/th/ birthday if other than the surviving spouse).

 If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Option, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the Contract Value.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?


 LIFETIME FIVE INCOME BENEFIT
 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year.

 Lifetime Five is subject to certain restrictions described below.
..   Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.
..   Lifetime Five is not available if you elect the Guaranteed Minimum Income
    Benefit or Income Appreciator Benefit.

..   Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit after December 5, 2005 must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST American Century Strategic Allocation Portfolio, or AST UBS Dynamic Alpha Portfolio. As specified in this paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


 Protected Withdrawal Value

 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit.

 The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of: (A) the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier; (B) the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal; (C) the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to A and C above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).

..   If you elect Lifetime Five at the time you purchase your contract, the
    Contract Value will be your initial Purchase Payment (plus any Credits).
..   If you make additional Purchase Payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment (plus any Credits).


 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected Lifetime Five on or after March 20, 2006:

..   you are eligible to step-up the Protected Withdrawal Value on or after the
    1st anniversary of the first withdrawal under Lifetime Five.

..   the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.

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

 If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect:
..   you are eligible to step-up the Protected Withdrawal Value on or after the
    5th anniversary of the first withdrawal under Lifetime Five.
..   the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up.

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by any amount.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1st contract anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the contract anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Contract Value is greater than the Annual Income Amount by 5% or more.
..   if at the time of the first Auto Step-Up opportunity, 5% of the Contract
    Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs.
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the contract anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

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

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


 Annual Withdrawal Amount Under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000;3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical and do not reflect the charge for Lifetime Five.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484
 (b)Contract value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-Dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-Dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
   .   Annual Withdrawal Amount for future contract years remains at $18,550
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93
   .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000
 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   .   Remaining Annual Withdrawal Amount for current contract year = $0
   .   Excess of withdrawal over the Annual Withdrawal Amount ($25,000 -
       $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.
   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489
   .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
       $18,061
   .   Remaining Annual Income Amount for current contract year = $0
   . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.
   . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623
   .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
   .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
   . Proportional reduction = Excess Withdrawal/eContract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503
   .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

 Example 3. Step-Up of the Protected Withdrawal Value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.
..   Because the Issue Date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the Issue Date and Effective Date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.

 Benefits Under Lifetime Five
..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further purchase payments will be accepted under your contract.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued

..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:
       1. apply your Contract Value to any annuity option available;
       2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or
       3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments.
          Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:
       1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and
       2. the Contract Value.

 If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

 Election of Lifetime Five
 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 Lifetime Five terminates:
..   upon your surrender of the contract,
..   upon the death of the annuitant (but your surviving spouse may elect a new
    Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),
..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


 Additional Tax Considerations
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law.


 SPOUSAL LIFETIME FIVE INCOME BENEFIT

 Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available option(s). Owners electing this benefit currently must allocate contract value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST UBS Dynamic Alpha Portfolio or AST American Century Strategic Allocation Portfolio. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.


 We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Contract Value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.


 Key Feature - Protected Withdrawal Value.

 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of:

 (A)the Contract Value on the date you elect Spousal Lifetime Five, plus any additional Purchase Payments (and any Credits), each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier;
 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;
 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments (plus any Credits) prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier.

 With respect to A and C above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments (plus any Credits).

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued



..   If you elect Spousal Lifetime Five at the time you purchase your contract, the Contract Value will be your initial purchase payment (plus any credits).

..   For existing contract owners who are electing the Spousal Lifetime Five
    Benefit, the Contract Value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 Annual Income Amount Under the Spousal Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Contract Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least one year after the later of (1) the date of the first withdrawal under Spousal Lifetime Five or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Contract Value is greater than the Annual Income Amount by any amount. If 5% of the Contract Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st contract anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000; and 5.) the Contract Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five Income Benefit.

 The initial Protected Withdrawal Value is calculated as the greatest of
 (a),(b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365)= $263,484
 (b)Contract value on March 1, 2006 (the date of the first withdrawal) =
    $263,000
 (c)Contract value on February 1, 2006 (the first contract anniversary) =
    $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar Reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250

 Example 2. Dollar-for-dollar and Proportional Reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current contract year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces Annual Income Amount for future contract years.
..   Reduction to Annual Income Amount = Excess Income/Contract Value before
    Excess Income X Annual Income Amount = $1,750 / ($263,000 - $13,250) X $13,250 = $93
..   Annual Income Amount for future contract years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Contract Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 Benefits Under Spousal Lifetime Five
..   To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.
    To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

       1. apply your Contract Value to any annuity option available; or
       2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

       1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and
       2. the Contract Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.
..   Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Spousal Lifetime Five. Spousal
    Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income
    Amount in the form of periodic benefit payments.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued

..   In general, you must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the surviving Designated Life to continue Spousal Lifetime
    Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.

 Election of and Designations of Spousal Lifetime Five
 Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the
 Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:
..   One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.

..   One contract owner, where the owner is a Custodial Account established to hold retirement assets for the benefit of the annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) the beneficiary is the Custodial Account, and the spouse of the annuitant is the co-annuitant. Both the annuitant and co-annuitant must each be at least 55 years old at the time of election. When the contract is set up in this manner, in order for Spousal Lifetime Five to be continued after the death of the first designated life (the annuitant), the custodian must have elected to continue the contract, with the second designated life (the co-annuitant) named as annuitant.


 No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

 Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your Contract Value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

 Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

 Termination of Spousal Lifetime Five
 Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for Spousal Lifetime Five will no longer be deducted from your Contract Value upon termination of the benefit.


 Additional Tax Considerations
 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distributions under the tax law.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT?

 INCOME APPRECIATOR BENEFIT
 The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

 If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

..   The annuitant must be 75 or younger in order for you to elect the Income
    Appreciator Benefit.
..   If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your Contract Value. See Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

 ACTIVATION OF THE INCOME APPRECIATOR BENEFIT
 YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

 Once activated, you can receive the Income Appreciator Benefit:
..   (IAB OPTION 1) at annuitization when determining an annuity payment;
..   (IAB OPTION 2) during the accumulation phase through the IAB automatic withdrawal payment program; or
..   (IAB OPTION 3) during the accumulation phase as an Income Appreciator
    Benefit credit to your contract over a 10-year period.

 Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 If you do not activate the benefit prior to the maximum annuitization age you may lose all or part of the IAB.

 CALCULATION OF THE INCOME APPRECIATOR BENEFIT
 We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:
..   earnings are calculated as the difference between the Contract Value and the sum of all purchase payments;

..   earnings do not include (1) any amount added to the Contract Value as a result of the Spousal Continuance Option, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

..   withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;
..   the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

             Number of Years Income Appreciator Income Appreciator
                 Benefit has been in Force      Benefit Percentage
                 -------------------------      ------------------
                            0-6                         0%
                            7-9                         15%
                           10-14                        20%
                            15+                         25%

 IAB Option 1 - Income Appreciator Benefit At Annuitization
 Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted Contract Value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 6: WHAT IS THE INCOME APPRECIATOR BENEFIT? continued


 Effect of Income Appreciator Benefit on Guaranteed Minimum Income Benefit
 If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:
 1. the adjusted Contract Value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

 2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

 If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

 Terminating the Income Appreciator Benefit
 The Income Appreciator Benefit will terminate on the earliest of:
..   the date you make a total withdrawal from the contract;

..   the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Option;

..   the date the Income Appreciator Benefit amount is reduced to zero
    (generally ten years after activation) under IAB Options 2 and 3;
..   the date of annuitization; or
..   the date the contract terminates.

 Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

 INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE
 You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

 IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

 IAB Option 2 - Income Appreciator Benefit Automatic Withdrawal Payment Program Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your Contract Value, in which case each combined payment must be at least $100.

 The maximum automated withdrawal payment amount that you may receive from your Contract Value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the Contract Value as of the date you activate the Income Appreciator Benefit.

 Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in Contract Value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

 After the ten-year payment period has ended, if the remaining Contract Value is $2,000 or more, the contract will continue. If the remaining Contract Value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining Contract Value and the contract will terminate. If the Contract Value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

 Discontinuing The Income Appreciator Benefit Automatic Withdrawal Payment Program Under IAB Option 2
 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the Contract Value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the Contract Value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

 You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the Contract Value in a lump sum before determining the adjusted Contract Value. The adjusted Contract Value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 IAB Option 3 - Income Appreciator Benefit Credit To Contract Value
 Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your Contract Value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in Contract Value due to the investment performance of any allocation option.

 Before we add the last Income Appreciator Benefit credit to your Contract Value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the Contract Value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

 You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

 Excess Withdrawals
 During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your Contract Value in a contract year that exceeds the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn.

 We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

 Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the Contract Value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

 Effect of Total Withdrawal On Income Appreciator Benefit
 We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

 PURCHASE PAYMENTS
 The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

 You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86/th/ birthday of:
..   the owner,
..   the joint owner,
..   the annuitant, or
..   the co-annuitant.

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

 7: HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? continued


 Currently, the maximum aggregate purchase payments you may make is $7 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate investment options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

 You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.


 We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day. With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Separate Account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not earn interest on such amounts.


 At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 CREDITS
 If you purchase the Contract With Credit, we will add a credit amount to your Contract Value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

 The bonus credit that we pay with respect to any purchase payment depends on
 (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

..   if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and
..   if the older owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

 Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

 CALCULATING CONTRACT VALUE
 The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) adding up the total amount of money allocated to a specific investment option,
 2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and
 3) dividing this amount by the number of outstanding accumulation units.

 When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total purchase payments.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES

 Each day, we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose an optional benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.


 We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

 The death benefit charge is equal to:
..   1.40% on an annual basis if you choose the base death benefit, or
..   1.65% on an annual basis if you choose the step-up Guaranteed Minimum Death
    Benefit option (i.e., 0.25% in addition to the base death benefit charge).

 We impose an additional insurance and administrative charge of 0.10% annually (of Contract Value attributable to the variable investment options) for the Contract With Credit.

 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are deducted daily based on the Contract Value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.

 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? continued

 If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit. The charges that we discuss in this section are assessed against the assets of the separate account. Certain of these charges are part of the base annuity and other charges are assessed only if any available optional benefit is selected. If a fixed interest rate option is available under your contract, the interest rate that we credit to that option may be reduced by an amount that corresponds to the asset-based charges to which you are subject under the variable investment options.

 WITHDRAWAL CHARGE
 A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

 The withdrawal charge is the percentage, shown below, of the amount withdrawn.

      Number of Contract Anniversaries   Contract With   Contract Without
      Since the Date of Each Purchase       Credit            Credit
                  Payment              Withdrawal Charge Withdrawal Charge
      -------------------------------- ----------------- -----------------
                     0                         8%                7%
                     1                         8%                6%
                     2                         8%                5%
                     3                         8%                4%
                     4                         7%                3%
                     5                         6%                2%
                     6                         5%                1%
                     7                         0%                0%

 If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

 If you request a withdrawal, we will deduct an amount from the Contract Value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

 If you request a full withdrawal, we will provide you with the full amount of the Contract Value after making deductions for charges.

 Each contract year, you may withdraw a specified amount of your Contract Value without incurring a withdrawal charge. We determine the "charge-free" amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories - payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

 When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

 If a withdrawal or transfer is taken from a market value adjustment guarantee period, prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount.

 If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit. However, we do not impose any withdrawal charge on your withdrawal of a credit amount.

 Withdrawal charges will never be greater than permitted by applicable law.

 REQUIRED MINIMUM DISTRIBUTIONS

 If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

 CONTRACT MAINTENANCE CHARGE
 On each contract anniversary during the accumulation phase, if your Contract Value is less than $75,000, we will deduct the lesser of $30 or 2% of your Contract Value, for administrative expenses. We may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your Contract Value is less than $75,000.

 GUARANTEED MINIMUM INCOME BENEFIT CHARGE
 We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2004, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your Contract Value on each of the following events:
..   each contract anniversary,
..   when you begin the income phase of the contract,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the remaining Contract Value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

 If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's Contract Value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

 The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the Contract Value allocated to the variable investment options. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the Contract Value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

 The fact that we may impose the charge upon a full or partial withdrawal does not impair your right to make a withdrawal at the time of your choosing.

 We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

 INCOME APPRECIATOR BENEFIT CHARGE
 We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your Contract Value. The Income Appreciator Benefit charge is calculated:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or the first-to-die of the owner or joint owner prior to the annuity date,
..   upon a full or partial withdrawal, and
..   upon a subsequent purchase payment.

 The fee is based on the Contract Value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

 Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:
..   on each contract anniversary,
..   on the annuity date,
..   upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date,
..   upon a full withdrawal, and
..   upon a partial withdrawal if the Contract Value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

 We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

 8: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? continued


 The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total Contract Value. No market value adjustment will apply to the portion of the charge deducted from the Market Value Adjustment Option. Upon a full withdrawal, or if the Contract Value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

 We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your Contract Value under IAB Option 3 increase the Contract Value, and because the IAB fee is a percentage of your Contract Value, the IAB fee may increase as a consequence of those additions.


 Beneficiary Continuation Option Charges
 If your beneficiary takes the Death Benefit under the Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.


 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

 TRANSFER FEE

 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated. There is a different transfer fee under the beneficiary continuation option.


 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

 UNDERLYING MUTUAL FUND FEES

 When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

 9: HOW CAN I ACCESS MY MONEY?

 You Can Access Your Money By:
..   MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR
..   CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

 Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum Contract Value that must remain in order to keep your contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the Contract Value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the Contract Value below such minimum.

 With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

 With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your Contract Value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the Contract Value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

 Income Taxes, Tax Penalties, and Certain Restrictions Also May Apply to Any Withdrawal You Make. For a More Complete Explanation, See Section 10.

 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

 Income Taxes, Tax Penalties, Withdrawal Charges, and Certain Restrictions May Apply to Automated Withdrawals. For a More Complete Explanation, See Section 10.

 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);
..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?


 The tax considerations associated with the Strategic Partners Annuity One 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.


 This contract may also be purchased as a non-qualified annuity by a (401(a) trust or custodial IRA or Roth IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


 CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
 PLANS)

 Taxes Payable By You
 We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.



 Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


 Charges for any investment advisory fees that are taken from the contract are treated as partial withdrawal from the contract and will be reported as such to the contract owner.


 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

 If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 Taxes On Withdrawals And Surrender

 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments have been returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the living benefit options or as a systematic payment are taxed under these rules.


 If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect any interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

 If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 Taxes On Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.



 After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Tax Penalty On Withdrawals And Annuity Payments
 Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Special Rules In Relation To Tax-free Exchanges Under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date.

 (See "Federal Tax Status" in the Statement of Additional Information.)

 Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of gains in the contract as well as the 10% tax penalty of pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 Taxes Payable By Beneficiaries
 The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.


 Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain required minimum distribution provisions under the tax law apply upon your death, as discussed further below.


 Tax consequences to the beneficiary vary among the death benefit payment options.
..   Choice 1: The beneficiary is taxed on earnings in the contract.
..   Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).
..   Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).


 Considerations For Co-annuitants
 There may be adverse tax consequences if a Co-Annuitant succeeds an Annuitant when an Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more Co-Annuitants when an annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as Co-Annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a Co-Annuitant if you expect to use an Annuity in such a fashion.


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 ANNUITY ONE 3 CONTRACT? continued


 Reporting And Withholding On Distributions
 Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract will not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements for contracts not held by tax favored plans.

 Changes In the Contract.
 We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.


 Annuity Qualification

 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules under the Internal Revenue Code.

 Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Contract meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owner as is feasible under the circumstances.


 Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

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


 Required Distributions Upon Your Death For Contracts Owned By Individuals (not Associated With Tax-favored Plans).

 Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.


 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 If you die before the annuity date, the entire interest in the contract must be distributed within five years after the date of death or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

 Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

 Additional Information

 You should refer to the Statement of Additional Information if:


..   Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
..   You transfer your contract to, or designate, a beneficiary who is either 37
    1/2 years younger than you or a grandchild.

 CONTRACTS HELD BY TAX-FAVORED PLANS
 The following discussion covers annuity contracts held under tax-favored retirement plans.

 Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

 YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

 Types of Tax Favored Plans
 IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.


 CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2007, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.


 REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 ANNUITY ONE 3 CONTRACT? continued

..   You cannot sell, assign or pledge the contract, other than to Pruco Life of
    New Jersey;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and

..   Death and annuity payments must meet required minimum distribution provisions under the tax law.


 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% "early distribution penalty";
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a minimum distribution.

 Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.


 Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from a qualified plan can directly roll over contributions to a Roth IRA, subject to the same income limits.


 This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


 Required Minimum Distributions And Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.


 Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date)

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

 distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


 Required Distributions Upon Your Death For Qualified Contracts Held By Tax Favored Plans
 Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were required to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

  . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2 which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
  . If you die before a designated beneficiary is named and before the date required minimum distribution must begin under the Code, the death benefit must be paid out within five years from the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
  . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investments" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.


 Penalty for Early Withdrawals
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

 Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of

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 10: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
 ANNUITY ONE 3 CONTRACT? continued

 the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.


 ERISA Requirements

 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

 Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

 Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.


 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.


 Additional Information
 For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

 11: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
 Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company which was organized on September 17, 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York, and accordingly is subject to the laws of each of those states.

 Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.

 Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. Pruco Life of New Jersey's annual report for the year ended December 31, 2006, together with subsequent periodic reports that Pruco Life of New Jersey files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life of New Jersey is 811-07975. You may read and copy any filings made by Pruco Life of New Jersey with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling
 (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

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

 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the SAI.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

 PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

 The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.


 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.


 To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.

 11: OTHER INFORMATION continued


 LITIGATION

 Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. Pruco Life of New Jersey may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

 Pruco Life of New Jersey's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flows of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on Pruco Life of New Jersey's financial position.


 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the Contract Value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic Partners Annuity One 3 contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

 Contents:
 Company

 Experts

 Principal Underwriter

 Payments Made to Promote Sale of Our Products

 Allocation of Initial Purchase Payment

 Determination of Accumulation Unit Values

 Federal Tax Status

 Financial Statements

 Separate Account Financial Information

 Company Financial Information

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

 MARKET-VALUE ADJUSTMENT FORMULA

 The general formula under which Pruco Life of New Jersey calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under Strategic Partners Annuity One 3 is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 + MVA). The MVA itself is calculated as follows:




                                   1 + I
                               -------------     /n/12/
                 MVA =     (   1 + J + .0025 )              -1
                       [                                ]




where:  I  = the guaranteed credited interest rate (annual effective) for the given contract at the time of withdrawal or annuitization or settlement.

        J  = the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. (See below for the interpolation formula)

        N  = equals the remaining number of months in the contract's current guarantee period (rounded
             up) at the time of withdrawal or annuitization or settlement.

 The MVA formula with respect to contracts issued in New York is what is depicted above. The formula uses an interpolated rate "J" as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

 m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

 where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

 Market Value Adjustment Example
 The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

 Positive market value adjustment

..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

..   On May 1, 2007 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus1) is 5%.

 The following computations would be made:
 1) Determine the Market Value Adjustment factor.

                                 N  =    38
                                I   =    6% (0.06)
                                J   =    [(61/365)X 0.05] + [((365-61) 365) X 0.04] = 0.0417

 The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the power of (38/12) -1 = 0.04871

 2) Multiply the Contract Value by the factor calculated in Step 1.

 $11,127.11 X 0.04871 = $542.00

 11: OTHER INFORMATION continued


 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

 $11,127.11 + $542.00 = $11,669.11

 The MVA may not always be positive. Here is an example where it is negative.

..   Suppose a contract owner made an invested purchase payment of $10,000 on
    July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.
..   On May 1, 2007 the interest rate declared by Pruco Life of New Jersey for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus1) is 8%.

 The following computations would be made:
 1) Determine the Market Value Adjustment factor.

                                 N  =    38
                                 I  =    6% (0.06)
                                 J  =    [(61/365)X 0.08] + [((365-61)/365) X 0.07] = 0.0717

 The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the power of (38/12) -1 = -0.04126

 2) Multiply the Contract Value by the factor calculated in Step 1.

 $11,127.11 X (-0.04126) = -$459.10

 3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

 $11,127.11 + (-$459.10) = $10,668.10

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Annuity One 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your Contract Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Contract Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


                           (BASE DEATH BENEFIT 1.40)



------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    11/10/2003* to 12/31/2003                        $1.18439         $1.24006           39,791
    11/10/2003 to 12/31/2004                         $1.24006         $1.34066          100,732
    11/10/2003 to 12/31/2005                         $1.34066         $1.51459          137,053
    11/10/2003 to 12/31/2006                         $1.51459         $1.52034          129,481
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    11/10/2003* to 12/31/2003                        $1.17721         $1.25778           28,099
    1/1/2004 to 12/31/2004                           $1.25778         $1.36350           79,192
    1/1/2005 to 12/31/2005                           $1.36350         $1.49905          156,136
    1/1/2006 to 12/31/2006                           $1.49905         $1.66417          137,344
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    11/10/2003* to 12/31/2003                        $1.20571         $1.28481           16,224
    1/1/2004 to 12/31/2004                           $1.28481         $1.38861           32,873
    1/1/2005 to 12/31/2005                           $1.38861         $1.58951           40,108
    1/1/2006 to 12/31/2006                           $1.58951         $1.87567           40,888
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    11/10/2003* to 12/31/2003                        $0.99549         $0.99449          164,642
    1/1/2004 to 12/31/2004                           $0.99449         $0.99063           57,936
    1/1/2005 to 12/31/2005                           $0.99063         $1.00520          313,038
    1/1/2006 to 12/31/2006                           $1.00520         $1.03840          315,413
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    11/10/2003* to 12/31/2003                        $1.15290         $1.22414           37,552
    1/1/2004 to 12/31/2004                           $1.22414         $1.33335          123,526
    1/1/2005 to 12/31/2005                           $1.33335         $1.37464          254,271
    1/1/2006 to 12/31/2006                           $1.37464         $1.56643          233,311
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    11/10/2003* to 12/31/2003                        $1.12896         $1.22392           17,996
    1/1/2004 to 12/31/2004                           $1.22392         $1.40386           38,464
    1/1/2005 to 12/31/2005                           $1.40386         $1.61508           96,578
    1/1/2006 to 12/31/2006                           $1.61508         $1.91044          106,274
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                        $1.21452         $1.27916           11,282
    1/1/2004 to 12/31/2004                           $1.27916         $1.44765           60,849
    1/1/2005 to 12/31/2005                           $1.44765         $1.57741          107,580
    1/1/2006 to 12/31/2006                           $1.57741         $1.77768          164,839

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    11/10/2003* to 12/31/2003                      $1.18805         $1.22149             6,124
    1/1/2004 to 12/31/2004                         $1.22149         $1.34749            25,091
    1/1/2005 to 4/29/2005                          $1.34749         $1.24414                 0
----------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    11/10/2003* to 12/31/2003                      $1.12456         $1.19626             8,644
    1/1/2004 to 12/31/2004                         $1.19626         $1.28343            14,276
    1/1/2005 to 12/31/2005                         $1.28343         $1.32432            33,356
    1/1/2006 to 12/31/2006                         $1.32432         $1.51572            33,579
----------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    11/10/2003* to 12/31/2003                      $1.13994         $1.17938            23,284
    1/1/2004 to 12/31/2004                         $1.17938         $1.23406            28,153
    1/1/2005 to 12/31/2005                         $1.23406         $1.41770            36,487
    1/1/2006 to 12/31/2006                         $1.41770         $1.48086            24,621
----------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                      $1.14798         $1.19393           504,794
    1/1/2004 to 12/31/2004                         $1.19393         $1.30793           907,722
    1/1/2005 to 12/31/2005                         $1.30793         $1.38790         1,119,502
    1/1/2006 to 12/31/2006                         $1.38790         $1.51519           994,594
----------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                      $1.10288         $1.13654            47,622
    1/1/2004 to 12/31/2004                         $1.13654         $1.22048           328,878
    1/1/2005 to 12/31/2005                         $1.22048         $1.27471           360,497
    1/1/2006 to 12/31/2006                         $1.27471         $1.36612           381,894
----------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    11/10/2003* to 12/31/2003                      $1.17037         $1.24835            12,492
    1/1/2004 to 12/31/2004                         $1.24835         $1.38531            43,327
    1/1/2005 to 12/31/2005                         $1.38531         $1.49631           180,679
    1/1/2006 to 12/31/2006                         $1.49631         $1.69738           186,334
----------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    11/10/2003* to 12/31/2003                      $1.22255         $1.29026            19,314
    1/1/2004 to 12/31/2004                         $1.29026         $1.53570           101,983
    1/1/2005 to 12/31/2005                         $1.53570         $1.58443           185,307
    1/1/2006 to 12/31/2006                         $1.58443         $1.79078           182,806
----------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    11/10/2003* to 12/31/2003                      $1.18371         $1.23975            13,048
    1/1/2004 to 12/31/2004                         $1.23975         $1.38211           415,431
    1/1/2005 to 12/31/2005                         $1.38211         $1.48911           710,872
    1/1/2006 to 12/31/2006                         $1.48911         $1.65769           761,972
----------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    11/10/2003* to 12/31/2003                      $1.13457         $1.21457             9,324
    1/1/2004 to 12/31/2004                         $1.21457         $1.41041            59,056
    1/1/2005 to 12/31/2005                         $1.41041         $1.48345            90,232
    1/1/2006 to 12/31/2006                         $1.48345         $1.73324            87,164
----------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP International Value Portfolio)
    11/10/2003* to 12/31/2003                      $1.13314         $1.23393             2,117
    1/1/2004 to 12/31/2004                         $1.23393         $1.40924            36,000
    1/1/2005 to 12/31/2005                         $1.40924         $1.58122            69,476
    1/1/2006 to 12/31/2006                         $1.58122         $2.01320            77,087

-----------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    11/10/2003* to 12/31/2003                        $1.14453         $1.20717          12,883
    1/1/2004 to 12/31/2004                           $1.20717         $1.33789          12,829
    1/1/2005 to 4/29/2005                            $1.33789         $1.25025               0
-----------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    11/10/2003* to 12/31/2003                        $1.31609         $1.33928           2,550
    1/1/2004 to 12/31/2004                           $1.33928         $1.57888          20,649
    1/1/2005 to 12/31/2005                           $1.57888         $1.63898          98,736
    1/1/2006 to 12/31/2006                           $1.63898         $1.58504          84,698
-----------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    11/10/2003* to 12/31/2003                        $1.16169         $1.19841         229,155
    1/1/2004 to 12/31/2004                           $1.19841         $1.29196         181,718
    1/1/2005 to 12/31/2005                           $1.29196         $1.32558         348,363
    1/1/2006 to 12/31/2006                           $1.32558         $1.43180         352,573
-----------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    11/10/2003* to 12/31/2003                        $1.02971         $1.04684         406,783
    1/1/2004 to 12/31/2004                           $1.04684         $1.08689         614,905
    1/1/2005 to 12/31/2005                           $1.08689         $1.09767         924,568
    1/1/2006 to 12/31/2006                           $1.09767         $1.12250         809,654
-----------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    11/10/2003* to 12/31/2003                        $1.35478         $1.36653          25,796
    1/1/2004 to 12/31/2004                           $1.36653         $1.63587          60,126
    1/1/2005 to 12/31/2005                           $1.63587         $1.90014         105,814
    1/1/2006 to 12/31/2006                           $1.90014         $2.05363          92,566
-----------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    11/10/2003* to 12/31/2003                        $1.29042         $1.30191          15,448
    1/1/2004 to 12/31/2004                           $1.30191         $1.27212          30,036
    1/1/2005 to 12/31/2005                           $1.27212         $1.28565          50,363
    1/1/2006 to 12/31/2006                           $1.28565         $1.42492          56,237
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    11/10/2003* to 12/31/2003                        $1.14518         $1.19388               0
    1/1/2004 to 12/31/2004                           $1.19388         $1.30209           5,809
    1/1/2005 to 12/31/2005                           $1.30209         $1.47863          16,112
    1/1/2006 to 12/31/2006                           $1.47863         $1.44859          20,817
-----------------------------------------------------------------------------------------------------
SP Technology Portfolio
    11/10/2003* to 12/31/2003                        $1.32609         $1.34037             531
    1/1/2004 to 12/31/2004                           $1.34037         $1.32188           4,721
    1/1/2005 to 4/29/2005                            $1.32188         $1.18074               0
-----------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP International Growth Portfolio)
    11/10/2003* to 12/31/2003                        $1.26410         $1.35112          18,770
    1/1/2004 to 12/31/2004                           $1.35112         $1.55290         152,738
    1/1/2005 to 12/31/2005                           $1.55290         $1.78245          59,726
    1/1/2006 to 12/31/2006                           $1.78245         $2.12789          64,161
-----------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                         $9.99886        $10.68260               0
-----------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                         $9.99886         $9.99933             393
    1/1/2006 to 12/31/2006                           $9.99933        $11.40838             391
-----------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                        $10.09338        $11.73323               0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07970        $10.33229               0
    1/1/2006 to 12/31/2006                                 $10.33229        $12.36530               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                               $10.05481        $10.28681               0
    1/1/2006 to 12/31/2006                                 $10.28681        $11.89718               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                               $10.05009        $11.34495               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                               $10.04988        $10.42169             447
    1/1/2006 to 12/31/2006                                 $10.42169        $11.57321             446
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.06658        $10.35426               0
    1/1/2006 to 12/31/2006                                 $10.35426        $11.93304               0
------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                               $10.04202        $10.33700             988
    1/1/2006 to 12/31/2006                                 $10.33700        $11.18026             987
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.01933               0
    1/1/2006 to 12/31/2006                                 $10.01933        $11.04402          40,364
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.00933               0
    1/1/2006 to 12/31/2006                                 $10.00933        $11.22130               0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14710        $12.04155               0
    1/1/2006 to 12/31/2006                                 $12.04155        $16.23834           1,136
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.02932               0
    1/1/2006 to 12/31/2006                                 $10.02932        $10.93553               0
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08492        $10.73678               0
    1/1/2006 to 12/31/2006                                 $10.73678        $12.88954             650
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01133        $10.33264             721
    1/1/2006 to 12/31/2006                                 $10.33264        $10.98080               0
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04570        $10.03757           3,019
    1/1/2006 to 12/31/2006                                 $10.03757        $11.87455           1,683
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.98052             293
    1/1/2006 to 12/31/2006                                 $10.98052        $12.22751             289
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.50452               0
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.60336               0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01541        $10.64464               0
    1/1/2006 to 12/31/2006                                 $10.64464        $11.66754               0

------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03302        $10.78065            314
    1/1/2006 to 12/31/2006                           $10.78065        $11.69442          1,608
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97681         $9.87825            239
    1/1/2006 to 12/31/2006                            $9.87825        $10.75063            149
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.60000          1,259
    1/1/2006 to 12/31/2006                           $10.60000        $11.11019          1,473
------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91389        $10.67460            642
    1/1/2006 to 12/31/2006                           $10.67460        $12.92733          3,353
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07726        $10.57804            813
    1/1/2006 to 12/31/2006                           $10.57804        $12.35800            820
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99886         $9.96977              0
    1/1/2006 to 12/31/2006                            $9.96977        $10.79596          1,213
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12625        $10.92526            243
    1/1/2006 to 12/31/2006                           $10.92526        $11.55444            267
------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.96626        $10.49866          1,030
    1/1/2006 to 12/31/2006                           $10.49866        $12.87030            897
------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03693        $10.78089              0
    1/1/2006 to 12/31/2006                           $10.78089        $11.65979              0
------------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.06503        $10.37369             21
    1/1/2006 to 12/31/2006                           $10.37369        $11.68807             19
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.05576        $11.35869            362
    1/1/2006 to 12/31/2006                           $11.35869        $12.77698          2,034
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.02196        $10.90682            517
    1/1/2006 to 12/31/2006                           $10.90682        $11.91306          2,467
------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.99886        $10.07733          2,326
    1/1/2006 to 12/31/2006                           $10.07733        $10.31847          1,416
------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                          $9.99886        $10.03931              0
    1/1/2006 to 12/31/2006                           $10.03931        $10.68916              0
------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04866        $10.66828            952
    1/1/2006 to 12/31/2006                           $10.66828        $12.63027            535
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.02867        $10.37610              0
    1/1/2006 to 12/31/2006                           $10.37610        $11.51159              0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.94939         $9.46839          1,408
    1/1/2006 to 12/31/2006                            $9.46839         $9.92364          2,628
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                         $10.00286        $11.76236            585
    1/1/2006 to 12/31/2006                           $11.76236        $13.44068          3,108

----------------------------------------------------------------------------------------------
                                                                               Number of
                                           Accumulation     Accumulation      Accumulation
                                           Unit Value at    Unit Value at Units Outstanding at
                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                  $9.88103        $12.08600             117
    1/1/2006 to 12/31/2006                   $12.08600        $16.04073             893
----------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio-
 Service Shares
    11/10/2003* to 12/31/2003                 $1.19749         $1.24622          13,951
    1/1/2004 to 12/31/2004                    $1.24622         $1.28061          15,228
    1/1/2005 to 12/31/2005                    $1.28061         $1.31370          15,365
    1/1/2006 to 12/31/2006                    $1.31370         $1.43985          15,422



 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

             (Contract w Credit, GMDB Step Up, Lifetime Five 2.35)



------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005* to 12/31/2005                         $10.06149        $11.75530               0
    1/1/2006 to 12/31/2006                           $11.75530        $11.69148               0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005* to 12/31/2005                         $10.04786        $11.04459               0
    1/1/2006 to 12/31/2006                           $11.04459        $12.14826               0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005* to 12/31/2005                          $9.98604        $11.28141               0
    1/1/2006 to 12/31/2006                           $11.28141        $13.18913               0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005* to 12/31/2005                          $9.99996        $10.05988               0
    1/1/2006 to 12/31/2006                           $10.05988        $10.29637               0
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005* to 12/31/2005                         $10.05601        $10.32927               0
    1/1/2006 to 12/31/2006                           $10.32927        $11.66171               0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005* to 12/31/2005                         $10.03736        $11.20262               0
    1/1/2006 to 12/31/2006                           $11.20262        $13.12851               0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.03176        $10.92881               0
    1/1/2006 to 12/31/2006                           $10.92881        $12.20272               0
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005* to 4/29/2005                          $10.06871         $9.48129               0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005* to 12/31/2005                         $10.02504        $10.18592               0
    1/1/2006 to 12/31/2006                           $10.18592        $11.55011               0
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03004        $12.07261               0
    1/1/2006 to 12/31/2006                           $12.07261        $12.49351               0
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01701        $10.62086         217,259
    1/1/2006 to 12/31/2006                           $10.62086        $11.48697         267,163

-----------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                        $10.00706        $10.45020         108,808
    1/1/2006 to 12/31/2006                          $10.45020        $11.09607         138,562
-----------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005* to 12/31/2005                        $10.02497        $10.57546               0
    1/1/2006 to 12/31/2006                          $10.57546        $11.88564               0
-----------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                        $10.05718        $10.45619               0
    1/1/2006 to 12/31/2006                          $10.45619        $11.70860               0
-----------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                        $10.02889        $10.78726         260,567
    1/1/2006 to 12/31/2006                          $10.78726        $11.89830         310,629
-----------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005* to 12/31/2005                        $10.07568        $10.43081               0
    1/1/2006 to 12/31/2006                          $10.43081        $12.07470               0
-----------------------------------------------------------------------------------------------------
SP International Value Portfolio
    3/14/2005* to 12/31/2005                         $9.91207        $10.61389               0
    1/1/2006 to 12/31/2006                          $10.61389        $13.38834               0
-----------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005* to 4/29/2005                         $10.05589         $9.60153               0
-----------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    3/14/2005* to 12/31/2005                        $10.02817        $10.64137               0
    1/1/2006 to 12/31/2006                          $10.64137        $10.19555               0
-----------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005* to 12/31/2005                         $9.98883        $10.08741               0
    1/1/2006 to 12/31/2006                          $10.08741        $10.79348               0
-----------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005* to 12/31/2005                         $9.99809        $10.11842               0
    1/1/2006 to 12/31/2006                          $10.11842        $10.25030               0
-----------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005* to 12/31/2005                        $10.03568        $11.68962               0
    1/1/2006 to 12/31/2006                          $11.68962        $12.51685               0
-----------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                        $10.03030        $10.46275               0
    1/1/2006 to 12/31/2006                          $10.46275        $11.48936               0
-----------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005* to 12/31/2005                        $10.07351        $11.93182               0
    1/1/2006 to 12/31/2006                          $11.93182        $11.58147               0
-----------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005* to 4/29/2005                         $10.04303         $9.58801               0
-----------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP International Growth Portfolio)
    3/14/2005* to 12/31/2005                         $9.92625        $11.24237               0
    1/1/2006 to 12/31/2006                          $11.24237        $13.29698               0
-----------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                         $9.99809        $10.60457          45,706
-----------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                         $9.99809         $9.99215               0
    1/1/2006 to 12/31/2006                           $9.99215        $11.29471               0
-----------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                        $10.09261        $11.65393               0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07893        $10.25500               0
    1/1/2006 to 12/31/2006                                 $10.25500        $12.15923               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                               $10.05404        $10.20982               0
    1/1/2006 to 12/31/2006                                 $10.20982        $11.69882               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                               $10.04932        $11.26832               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                               $10.04911        $10.34380               0
    1/1/2006 to 12/31/2006                                 $10.34380        $11.38035               0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.06581        $10.27670               0
    1/1/2006 to 12/31/2006                                 $10.27670        $11.73408               0
------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                               $10.04126        $10.25966               0
    1/1/2006 to 12/31/2006                                 $10.25966        $10.99392               0
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.01214          90,836
    1/1/2006 to 12/31/2006                                 $10.01214        $10.93388         980,523
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.00213          16,400
    1/1/2006 to 12/31/2006                                 $10.00213        $11.10927         431,061
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14633        $11.95154               0
    1/1/2006 to 12/31/2006                                 $11.95154        $15.96803               0
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99809        $10.02210          74,062
    1/1/2006 to 12/31/2006                                 $10.02210        $10.82649         516,020
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08415        $10.65644               0
    1/1/2006 to 12/31/2006                                 $10.65644        $12.67469               0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01056        $10.25531               0
    1/1/2006 to 12/31/2006                                 $10.25531        $10.79758               0
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04493         $9.96249               0
    1/1/2006 to 12/31/2006                                  $9.96249        $11.67669               0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99809        $10.89847               0
    1/1/2006 to 12/31/2006                                 $10.89847        $12.02369               0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99809        $10.42774          36,460
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99809        $10.52596          18,794
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01465        $10.56503               0
    1/1/2006 to 12/31/2006                                 $10.56503        $11.47316               0

------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03225        $10.70014               0
    1/1/2006 to 12/31/2006                           $10.70014        $11.49971               0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                          $9.97604         $9.80433               0
    1/1/2006 to 12/31/2006                            $9.80433        $10.57148               0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                          $9.99809        $10.52063               0
    1/1/2006 to 12/31/2006                           $10.52063        $10.92486               0
------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.91312        $10.59475               0
    1/1/2006 to 12/31/2006                           $10.59475        $12.71200               0
------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.07650        $10.49882               0
    1/1/2006 to 12/31/2006                           $10.49882        $12.15199               0
------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                          $9.99809         $9.89514               0
    1/1/2006 to 12/31/2006                            $9.89514        $10.61604               0
------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.12548        $10.84339               0
    1/1/2006 to 12/31/2006                           $10.84339        $11.36178               0
------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                          $9.96549        $10.42012               0
    1/1/2006 to 12/31/2006                           $10.42012        $12.65581               0
------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03616        $10.70037               0
    1/1/2006 to 12/31/2006                           $10.70037        $11.46555               0
------------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.06426        $10.29604               0
    1/1/2006 to 12/31/2006                           $10.29604        $11.49314               0
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.05499        $11.27378               0
    1/1/2006 to 12/31/2006                           $11.27378        $12.56405               0
------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.02120        $10.82531               0
    1/1/2006 to 12/31/2006                           $10.82531        $11.71445               0
------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.99809        $10.00170               0
    1/1/2006 to 12/31/2006                           $10.00170        $10.14603               0
------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                          $9.99809        $10.03209           1,097
    1/1/2006 to 12/31/2006                           $10.03209        $10.58266          25,948
------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04790        $10.58843               0
    1/1/2006 to 12/31/2006                           $10.58843        $12.41972               0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.02791        $10.29859               0
    1/1/2006 to 12/31/2006                           $10.29859        $11.31993               0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.94863         $9.39752               0
    1/1/2006 to 12/31/2006                            $9.39752         $9.75828               0

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                       $10.00209        $11.67449            0
    1/1/2006 to 12/31/2006                         $11.67449        $13.21670            0
----------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                        $9.88026        $11.99550            0
    1/1/2006 to 12/31/2006                         $11.99550        $15.77337            0
----------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    3/14/2005* to 12/31/2005                       $10.04403        $10.33887            0
    1/1/2006 to 12/31/2006                         $10.33887        $11.22671            0



 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company of New Jersey. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:
..   Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.
..   Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the Contract Value or a step-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.
..   Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------------------------
                                                                 Strategic          Strategic
                                                                 Partners           Partners
                           Strategic          Strategic           Annuity            Annuity
                           Partners           Partners         One 3/ Plus 3      One 3/ Plus 3
                            Advisor            Select            Non Bonus            Bonus
--------------------------------------------------------------------------------------------------
Minimum Investment     $10,000            $10,000            $10,000            $10,000
--------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &     80 Qualified & 85  85 Qualified &     85 Qualified &
                       Non-Qualified      Non-Qualified      Non-Qualified      Non-Qualified
--------------------------------------------------------------------------------------------------
Withdrawal Charge      None               7 Years (7%, 6%,   7 Years (7%, 6%,   7 Years (8%, 8%,
 Schedule                                 5%, 4%, 3%, 2%,    5%, 4%, 3%, 2%,    8%, 8%, 7%, 6%,
                                          1%) Contract date  1%) Payment date   5%) Payment date
                                          based              based              based
--------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity     10% of gross       10% of gross       10% of gross
 Withdrawal (1)                           purchase           purchase           purchase
                                          payments per       payments made as   payments made as
                                          contract year,     of last contract   of last contract
                                          cumulative up to 7 anniversary per    anniversary per
                                          years or 70% of    contract year      contract year
                                          gross purchase
                                          payments
--------------------------------------------------------------------------------------------------
Insurance and          1.40%              1.52%              1.40%              1.50%
 Administration
 Charge
--------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30  $30. Waived if     The lesser of $30  The lesser of $30
 Fee (assessed         or 2% of your      contract value is  or 2% of your      or 2% of your
 annually)             Contract Value.    $50,000 or more    Contract Value.    Contract Value.
                       Waived if contract                    Waived if contract Waived if contract
                       value is $50,000                      value is $75,000   value is $75,000
                       or more                               or more            or more
--------------------------------------------------------------------------------------------------
Contract Credit        No                 No                 No                 Yes 3%-all
                                                                                amounts ages
                                                                                81-85
                                                                                4%-under
                                                                                $250,000
                                                                                5%-$250,000-
                                                                                $999,999
                                                                                6%-$1,000,000+
--------------------------------------------------------------------------------------------------
Fixed Rate Account     No                 Yes 1-Year         Yes 1-Year         Yes (2) 1-Year
--------------------------------------------------------------------------------------------------
Market Value           No                 Yes 7-Year         Yes 1-10 Year      No
 Adjustment Account
 (MVA)
--------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                 No                 Yes                Yes
 Averaging (DCA)
--------------------------------------------------------------------------------------------------
Variable Investment    as indicated in    as indicated in    as indicated in    as indicated in
 Options Available     prospectus         prospectus         prospectus         prospectus
--------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                N/A                6-available in     6-available in
                                                             Strategic Partners Strategic Partners
                                                             Plus 3 only        Plus 3 only
--------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:    Step-Up            The greater of:    The greater of:
                       purchase payment   Withdrawals will   purchase payment   purchase payment
                       (s) minus          proportionately    (s) minus          (s) minus
                       proportionate      affect the Death   proportionate      proportionate
                       withdrawal (s) or  Benefit            withdrawal (s) or  withdrawal (s) or
                       Contract Value                        Contract Value     Contract Value
--------------------------------------------------------------------------------------------------
Optional Death Benefit Step-Up            N/A                Step-Up            Step-Up
 (for an additional
 cost), /(3)/

----------------------------------------------------------------------------------
                                                    Strategic        Strategic
                                                    Partners         Partners
                           Strategic   Strategic     Annuity          Annuity
                           Partners    Partners   One 3/ Plus 3    One 3/ Plus 3
                            Advisor     Select      Non Bonus          Bonus
----------------------------------------------------------------------------------
Living Benefits (for an  Lifetime Five    N/A    Lifetime Five    Lifetime Five
 Lifetime Five                                   Spousal Lifetime Spousal Lifetime
 additional cost), /(4)/                         Five; Guaranteed Five; Guaranteed
                                                 Minimum Income   Minimum Income
                                                 Benefit (GMIB)   Benefit (GMIB)
                                                 Income           Income
                                                 Appreciator      Appreciator
                                                 Benefit (IAB)    Benefit (IAB)


 1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.
 2 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.
 3 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.

 4 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five, Spousal Lifetime Five and Highest Daily Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.


 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

..   No subsequent deposits or withdrawals are made to/from the contract.


..   The hypothetical gross rates of return (as of December 31, 2006) are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2006) and the charges that are deducted from the contract at the Separate Account level as follows:

..   0.97% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.


..   The Separate Account level charges include the Insurance Charge and
    Administration Charge (as applicable).

 The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. We will provide you with a personalized illustration upon request.

 0% GROSS RETURN


        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
    ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $97,678   $97,678  $97,563   $91,433  $97,678   $91,540  $101,485  $94,166
 2  $95,404   $95,404  $95,179   $90,068  $95,404   $90,279  $ 99,025  $91,902
 3  $93,183   $93,183  $92,853   $88,710  $93,183   $89,023  $ 96,624  $89,694
 4  $91,013   $91,013  $90,584   $87,361  $91,013   $87,773  $ 94,282  $87,539
 5  $88,894   $88,894  $88,371   $86,019  $88,894   $86,527  $ 91,996  $86,256
 6  $86,825   $86,825  $86,211   $84,687  $86,825   $85,288  $ 89,766  $84,979
 7  $84,803   $84,803  $84,104   $83,363  $84,803   $84,055  $ 87,589  $83,710
 8  $82,829   $82,829  $82,049   $82,049  $82,829   $82,829  $ 85,466  $85,466
 9  $80,901   $80,901  $80,044   $80,044  $80,901   $80,901  $ 83,394  $83,394
 10 $79,017   $79,017  $78,088   $78,088  $79,017   $79,017  $ 81,372  $81,372
 11 $77,178   $77,178  $76,180   $76,180  $77,178   $77,178  $ 79,399  $79,399
 12 $75,381   $75,381  $74,319   $74,319  $75,381   $75,381  $ 77,474  $77,474
 13 $73,626   $73,626  $72,468   $72,468  $73,626   $73,626  $ 75,596  $75,596
 14 $71,912   $71,912  $70,663   $70,663  $71,877   $71,877  $ 73,763  $73,763
 15 $70,237   $70,237  $68,902   $68,902  $70,170   $70,170  $ 71,941  $71,941
 16 $68,602   $68,602  $67,185   $67,185  $68,502   $68,502  $ 70,162  $70,162
 17 $67,005   $67,005  $65,509   $65,509  $66,873   $66,873  $ 68,427  $68,427
 18 $65,445   $65,445  $63,874   $63,874  $65,282   $65,282  $ 66,734  $66,734
 19 $63,921   $63,921  $62,279   $62,279  $63,728   $63,728  $ 65,082  $65,082
 20 $62,433   $62,433  $60,723   $60,723  $62,210   $62,210  $ 63,470  $63,470
 21 $60,980   $60,980  $59,205   $59,205  $60,727   $60,727  $ 61,897  $61,897
 22 $59,560   $59,560  $57,724   $57,724  $59,279   $59,279  $ 60,362  $60,362
 23 $58,173   $58,173  $56,279   $56,279  $57,865   $57,865  $ 58,865  $58,865
 24 $56,819   $56,819  $54,870   $54,870  $56,484   $56,484  $ 57,404  $57,404
 25 $55,496   $55,496  $53,495   $53,495  $55,134   $55,134  $ 55,978  $55,978



 Assumptions:

 1. $100,000 initial investment.

 2. Fund Expenses = 0.97%.

 3. No optional death benefit(s) and/or optional living benefit(s) were elected.

 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor -2.33%; Strategic Partners Select -2.44%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.33%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.42%.

 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6% GROSS RETURN


        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
        ----------         ---------       ----------------     ------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $103,522 $103,522  $103,400 $ 96,863  $103,522 $ 96,976  $107,557 $ 99,754
 2  $107,179 $107,179  $106,926 $101,111  $107,179 $101,349  $111,247 $103,148
 3  $110,965 $110,965  $110,572 $105,544  $110,965 $105,917  $115,063 $106,659
 4  $114,884 $114,884  $114,342 $110,169  $114,884 $110,689  $119,009 $110,290
 5  $118,942 $118,942  $118,241 $114,994  $118,942 $115,674  $123,092 $115,176
 6  $123,143 $123,143  $122,273 $120,027  $123,143 $120,880  $127,314 $120,276
 7  $127,493 $127,493  $126,442 $125,278  $127,493 $126,318  $131,681 $125,597
 8  $131,996 $131,996  $130,753 $130,753  $131,996 $131,996  $136,198 $136,198
 9  $136,658 $136,658  $135,212 $135,212  $136,658 $136,658  $140,870 $140,870
 10 $141,485 $141,485  $139,822 $139,822  $141,485 $141,485  $145,702 $145,702
 11 $146,483 $146,483  $144,590 $144,590  $146,483 $146,483  $150,699 $150,699
 12 $151,657 $151,657  $149,520 $149,520  $151,657 $151,657  $155,868 $155,868
 13 $157,013 $157,013  $154,618 $154,618  $157,013 $157,013  $161,215 $161,215
 14 $162,559 $162,559  $159,890 $159,890  $162,559 $162,559  $166,745 $166,745
 15 $168,301 $168,301  $165,342 $165,342  $168,301 $168,301  $172,464 $172,464
 16 $174,246 $174,246  $170,980 $170,980  $174,246 $174,246  $178,380 $178,380
 17 $180,400 $180,400  $176,810 $176,810  $180,400 $180,400  $184,499 $184,499
 18 $186,772 $186,772  $182,838 $182,838  $186,772 $186,772  $190,827 $190,827
 19 $193,369 $193,369  $189,073 $189,073  $193,369 $193,369  $197,373 $197,373
 20 $200,199 $200,199  $195,520 $195,520  $200,199 $200,199  $204,143 $204,143
 21 $207,271 $207,271  $202,186 $202,186  $207,271 $207,271  $211,146 $211,146
 22 $214,592 $214,592  $209,080 $209,080  $214,592 $214,592  $218,388 $218,388
 23 $222,172 $222,172  $216,210 $216,210  $222,172 $222,172  $225,879 $225,879
 24 $230,019 $230,019  $223,582 $223,582  $230,019 $230,019  $233,627 $233,627
 25 $238,144 $238,144  $231,205 $231,205  $238,144 $238,144  $241,641 $241,641



 Assumptions:

 1. $100,000 initial investment.

 2. As of December 31, 2006, the average fund expenses = 0.97%.

 3. No optional death benefit(s) and/or optional living benefit(s) were elected.

 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor 3.53%; Strategic Partners Select 3.41%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.53%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.43%.

 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6. Surrender Value assumes surrender 2 days prior to policy anniversary.

            PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY ANNUITY DESCRIBED IN PROSPECTUS ORD01182NY (05/2007).

                      ------------------------
                               (print your name)

                      ------------------------
                                   (address)

                      ------------------------
                             (city/state/zip code)

                               MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                            Philadelphia, PA 19176

[LOGO]
The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777




 ORD01182NY
                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1793

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007

  PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE
                               ANNUITY CONTRACTS

The Strategic Partners(SM) Annuity One 3 and Strategic Partners(SM) Plus 3 annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 prospectuses, dated May 1, 2007. To obtain a copy of either prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at
(888) PRU-2888.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
COMPANY...................................................................   2
EXPERTS...................................................................   2
PRINCIPAL UNDERWRITER.....................................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS.............................   2
ALLOCATION OF INITIAL PURCHASE PAYMENT....................................   3
DETERMINATION OF ACCUMULATION UNIT VALUES.................................   3
FEDERAL TAX STATUS........................................................  50
FINANCIAL STATEMENTS......................................................  50
SEPARATE ACCOUNT FINANCIAL INFORMATION....................................  A1
COMPANY FINANCIAL INFORMATION.............................................  B1

     PRUCO LIFE INSURANCE COMPANY         PRUDENTIAL ANNUITY SERVICE CENTER
            OF NEW JERSEY                           P.O. BOX 7960
        213 WASHINGTON STREET              PHILADELPHIA, PENNSYLVANIA 19176
        NEWARK, NJ 07102-2992                 TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized on September 17, 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded October 13, 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


The financial statements of Pruco Life of New Jersey as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2006 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                             PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


During 2006, 2005 and 2004, $4,810,903, $9,314,227 and $4,942952, respectively, was paid to PIMS for its services as principal underwriter with respect to the version of the Contract described in the prospectus. During 2006, 2005, and 2004, PIMS retained none of those commissions.


As discussed in each prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker/dealer firms. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm (or its affiliated broker/dealers).

..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey products sold through the firm (or its affiliated broker/dealers).

..   Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2006) received payment with respect to annuity business during 2006 (or as to which a payment amount was accrued during 2006). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2006, the least amount paid, and greatest amount paid, were $4.30 and $1,041,631.80, respectively.


Name of Firm:

Advantage Capital Corporation
AIG Financial Advisors, Inc.
Citigroup Global Markets, Inc.
Financial Network Investment Corp.
FSC Securities Corp.
ING Financial Partners
Merrill Lynch
Morgan Stanley
Multi-Financial Securities Corporation
Primevest
Raymond James & Associates
Raymond James Financial Services
Royal Alliance
Sentra Securities Corporation
Sunamerica Securities, Inc.
UBS Financial Services
Wachovia
                    ALLOCATION OF INITIAL PURCHASE PAYMENT

As discussed in each prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


As we have indicated in each prospectus, Strategic Partners Annuity One 3 and Strategic Partners Plus 3 is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2006. Here, we set out unit values corresponding to the remaining unit values. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Investment Options Can I Choose?" in the prospectus.

                       STRATEGIC PARTNERS ANNUITY ONE 3
                 BASE DEATH BENEFIT; CONTRACT W/ CREDIT (1.50)

                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                  ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003        $1.18348     $1.23895         412,958
   1/1/2004 to 12/31/2004           $1.23895     $1.33829       1,322,392
1/1/2005 to 12/31/2005              $1.33829     $1.51048       1,536,855
1/1/2006 to 12/31/2006              $1.51048     $1.51474       1,645,135

Prudential Equity Portfolio

   11/10/2003* to 12/31/2003        $1.17614     $1.25647         304,453
   1/1/2004 to 12/31/2004           $1.25647     $1.36076         900,830
1/1/2005 to 12/31/2005              $1.36076     $1.49450       1,431,179
1/1/2006 to 12/31/2006              $1.49450     $1.65760       1,468,063

Prudential Global Portfolio

   11/10/2003* to 12/31/2003        $1.20479     $1.28371         147,121
   1/1/2004 to 12/31/2004           $1.28371     $1.38607         382,725
1/1/2005 to 12/31/2005              $1.38607     $1.58512         730,034
1/1/2006 to 12/31/2006              $1.58512     $1.86861         850,905

Prudential Money Market Portfolio

   11/10/2003* to 12/31/2003        $0.99454     $0.99350         480,923
   1/1/2004 to 12/31/2004           $0.99350     $0.98889       1,702,294
1/1/2005 to 12/31/2005              $0.98889     $1.00261       1,710,125
1/1/2006 to 12/31/2006              $1.00261     $1.03502       4,223,648

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003        $1.15197     $1.22298         748,742
   1/1/2004 to 12/31/2004           $1.22298     $1.33080       2,084,173
1/1/2005 to 12/31/2005              $1.33080     $1.37063       2,871,204
1/1/2006 to 12/31/2006              $1.37063     $1.56032       2,751,098

Prudential Value Portfolio

   11/10/2003* to 12/31/2003        $1.12814     $1.22287         196,522
   1/1/2004 to 12/31/2004           $1.22287     $1.40143       2,045,618
1/1/2005 to 12/31/2005              $1.40143     $1.61076       3,333,618
1/1/2006 to 12/31/2006              $1.61076     $1.90337       5,036,841

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.21355     $1.27795         119,834
   1/1/2004 to 12/31/2004                         $1.27795     $1.44485         903,222
1/1/2005 to 12/31/2005                            $1.44485     $1.57270       1,044,466
1/1/2006 to 12/31/2006                            $1.57270     $1.77069       1,020,864

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.18718     $1.22047         114,911
   1/1/2004 to 12/31/2004                         $1.22047     $1.34510         453,167
1/1/2005 to 4/29/2005                             $1.34510     $1.24158               0

SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.12346     $1.19493          28,181
   1/1/2004 to 12/31/2004                         $1.19493     $1.28081         343,366
1/1/2005 to 12/31/2005                            $1.28081     $1.32044         300,759
1/1/2006 to 12/31/2006                            $1.32044     $1.50967         296,160

SP T. Rowe Price Large-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.13909     $1.17831         176,193
   1/1/2004 to 12/31/2004                         $1.17831     $1.23168         769,853
1/1/2005 to 12/31/2005                            $1.23168     $1.41358         784,715
1/1/2006 to 12/31/2006                            $1.41358     $1.47514         818,394

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.14700     $1.19278         896,650
   1/1/2004 to 12/31/2004                         $1.19278     $1.30547       8,512,779
1/1/2005 to 12/31/2005                            $1.30547     $1.38401      16,103,959
1/1/2006 to 12/31/2006                            $1.38401     $1.50930      14,367,395

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.10203     $1.13549         368,931
   1/1/2004 to 12/31/2004                         $1.13549     $1.21814       4,711,422
1/1/2005 to 12/31/2005                            $1.21814     $1.27115       7,919,115
1/1/2006 to 12/31/2006                            $1.27115     $1.36108       7,571,180

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                      $1.16951     $1.24728         514,371
   1/1/2004 to 12/31/2004                         $1.24728     $1.38273       2,230,528
1/1/2005 to 12/31/2005                            $1.38273     $1.49196       2,837,183
1/1/2006 to 12/31/2006                            $1.49196     $1.69087       2,989,892

SP Small-Cap Value Portfolio

   11/10/2003* to 12/31/2003                      $1.22141     $1.28895         636,025
   1/1/2004 to 12/31/2004                         $1.28895     $1.53268       4,187,804
1/1/2005 to 12/31/2005                            $1.53268     $1.57975       5,412,461
1/1/2006 to 12/31/2006                            $1.57975     $1.78363       7,657,897

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.18274     $1.23860         421,234

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                              $1.23860     $1.37963       5,238,156
1/1/2005 to 12/31/2005                                 $1.37963     $1.48487       8,999,830
1/1/2006 to 12/31/2006                                 $1.48487     $1.65137       8,377,994

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.13351     $1.21326         272,797
   1/1/2004 to 12/31/2004                              $1.21326     $1.40752         883,772
1/1/2005 to 12/31/2005                                 $1.40752     $1.47896       1,054,973
1/1/2006 to 12/31/2006                                 $1.47896     $1.72642         915,541

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                           $1.13218     $1.23267         134,917
   1/1/2004 to 12/31/2004                              $1.23267     $1.40640         952,632
1/1/2005 to 12/31/2005                                 $1.40640     $1.57644       1,143,370
1/1/2006 to 12/31/2006                                 $1.57644     $2.00514       1,890,439

SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                           $1.14369     $1.20608          19,765
   1/1/2004 to 12/31/2004                              $1.20608     $1.33544         138,890
1/1/2005 to 4/29/2005                                  $1.33544     $1.24754               0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.31504     $1.33798         124,590
   1/1/2004 to 12/31/2004                              $1.33798     $1.57590         536,148
1/1/2005 to 12/31/2005                                 $1.57590     $1.63428       1,277,420
1/1/2006 to 12/31/2006                                 $1.63428     $1.57891       1,283,345

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                           $1.16054     $1.19699         360,034
   1/1/2004 to 12/31/2004                              $1.19699     $1.28928       3,132,767
1/1/2005 to 12/31/2005                                 $1.28928     $1.32167       4,735,293
1/1/2006 to 12/31/2006                                 $1.32167     $1.42588       5,672,408

SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                           $1.02883     $1.04577       1,399,741
   1/1/2004 to 12/31/2004                              $1.04577     $1.08469       7,184,091
1/1/2005 to 12/31/2005                                 $1.08469     $1.09451      11,435,594
1/1/2006 to 12/31/2006                                 $1.09451     $1.11816      11,164,611

SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.35353     $1.36507         249,564
   1/1/2004 to 12/31/2004                              $1.36507     $1.63250       1,544,665
1/1/2005 to 12/31/2005                                 $1.63250     $1.89429       1,964,326
1/1/2006 to 12/31/2006                                 $1.89429     $2.04524       2,936,563

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.28929     $1.30057          51,713
   1/1/2004 to 12/31/2004                              $1.30057     $1.26944         644,553

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
1/1/2005 to 12/31/2005                             $ 1.26944    $ 1.28163         686,625
1/1/2006 to 12/31/2006                             $ 1.28163    $ 1.41909         678,661

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                       $ 1.14407    $ 1.19257          56,296
   1/1/2004 to 12/31/2004                          $ 1.19257    $ 1.29935         208,467
1/1/2005 to 12/31/2005                             $ 1.29935    $ 1.47411         284,629
1/1/2006 to 12/31/2006                             $ 1.47411    $ 1.44281         348,973

SP Technology Portfolio

   11/10/2003* to 12/31/2003                       $ 1.32497    $ 1.33906          61,971
   1/1/2004 to 12/31/2004                          $ 1.33906    $ 1.31919         193,753
1/1/2005 to 4/29/2005                              $ 1.31919    $ 1.17795               0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                       $ 1.26298    $ 1.34972         188,084
   1/1/2004 to 12/31/2004                          $ 1.34972    $ 1.54968         664,439
1/1/2005 to 12/31/2005                             $ 1.54968    $ 1.77714       1,026,621
1/1/2006 to 12/31/2006                             $ 1.77714    $ 2.11952       1,034,228

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                           $ 9.99878    $10.67433               0

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99878    $ 9.99858           4,030
   1/1/2006 to 12/31/2006                          $ 9.99858    $11.39632          60,756

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09329    $11.72479               0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07962    $10.32416           4,402
   1/1/2006 to 12/31/2006                          $10.32416    $12.34339           6,377

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05473    $10.27867           2,304
   1/1/2006 to 12/31/2006                          $10.27867    $11.87604             709

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.05001    $11.33679               0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04980    $10.41342           1,338
   1/1/2006 to 12/31/2006                          $10.41342    $11.55269           1,568

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06650    $10.34593           5,287
   1/1/2006 to 12/31/2006                          $10.34593    $11.91171           5,347

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                               $10.04194    $10.32881          3,661
   1/1/2006 to 12/31/2006                              $10.32881    $11.16037          3,660

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99878    $10.01855          8,623
   1/1/2006 to 12/31/2006                              $10.01855    $11.03218        247,689

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99878    $10.00855          5,680
   1/1/2006 to 12/31/2006                              $10.00855    $11.20934        181,516

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                               $10.14702    $12.03193          9,003
   1/1/2006 to 12/31/2006                              $12.03193    $16.20961         19,575

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99878    $10.02853         12,499
   1/1/2006 to 12/31/2006                              $10.02853    $10.92392         52,395

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08483    $10.72814            851
   1/1/2006 to 12/31/2006                              $10.72814    $12.86653          7,558

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01125    $10.32447            965
   1/1/2006 to 12/31/2006                              $10.32447    $10.96129          2,075

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04561    $10.02950          2,963
   1/1/2006 to 12/31/2006                              $10.02950    $11.85325          6,106

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99878    $10.97186         16,243
   1/1/2006 to 12/31/2006                              $10.97186    $12.20585         22,131

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99878    $10.49631         72,988

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99878    $10.59531          4,856

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01533    $10.63623          2,168
   1/1/2006 to 12/31/2006                              $10.63623    $11.64691          2,154

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03294    $10.77223          6,078
   1/1/2006 to 12/31/2006                              $10.77223    $11.67384          9,357

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST High Yield Portfolio

3/14/2005* to 12/31/2005                       $ 9.97673    $ 9.87041        46,546
   1/1/2006 to 12/31/2006                      $ 9.87041    $10.73155        56,146

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $ 9.99878    $10.59153        26,244
   1/1/2006 to 12/31/2006                      $10.59153    $11.09039        30,781

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.91381    $10.66609        13,088
   1/1/2006 to 12/31/2006                      $10.66609    $12.90428        26,705

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.07718    $10.56963        23,249
   1/1/2006 to 12/31/2006                      $10.56963    $12.33609        25,800

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                       $ 9.99878    $ 9.96176        22,177
   1/1/2006 to 12/31/2006                      $ 9.96176    $10.77671        38,879

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12616    $10.91643        43,461
   1/1/2006 to 12/31/2006                      $10.91643    $11.53387        58,930

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96618    $10.49040         5,328
   1/1/2006 to 12/31/2006                      $10.49040    $12.84756         5,822

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03685    $10.77243         1,790
   1/1/2006 to 12/31/2006                      $10.77243    $11.63919         3,981

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06495    $10.36538         4,234
   1/1/2006 to 12/31/2006                      $10.36538    $11.66717         6,824

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05568    $11.34967         8,255
   1/1/2006 to 12/31/2006                      $11.34967    $12.75411        15,961

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02188    $10.89810        33,110
   1/1/2006 to 12/31/2006                      $10.89810    $11.89194        46,901

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.99878    $10.06919          24,917
   1/1/2006 to 12/31/2006                                $10.06919    $10.29998          39,413

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                 $ 9.99878    $10.03852          27,960
   1/1/2006 to 12/31/2006                                $10.03852    $10.67791          37,124

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04858    $10.65972           3,774
   1/1/2006 to 12/31/2006                                $10.65972    $12.60781          10,325

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02859    $10.36801           4,191
   1/1/2006 to 12/31/2006                                $10.36801    $11.49135           4,810

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94931    $ 9.46092          15,827
   1/1/2006 to 12/31/2006                                $ 9.46092    $ 9.90611          16,606

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00278    $11.75300          32,262
   1/1/2006 to 12/31/2006                                $11.75300    $13.41664          72,871

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88094    $12.07630           7,617
   1/1/2006 to 12/31/2006                                $12.07630    $16.01220          23,804

Janus Aspen Large Cap Growth Portfolio - Service Shares

   11/10/2003* to 12/31/2003                             $ 1.19640    $ 1.24493          66,403
   1/1/2004 to 12/31/2004                                $ 1.24493    $ 1.27810         865,818
1/1/2005 to 12/31/2005                                   $ 1.27810    $ 1.30978         900,306
1/1/2006 to 12/31/2006                                   $ 1.30978    $ 1.43419       2,328,521

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3
                BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)

                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                     UNIT VALUE   UNIT VALUE    ACCUMULATION
                                    AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                     OF PERIOD      PERIOD    AT END OF PERIOD
                                    ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003          $1.18348     $1.23895           0

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                         $1.23895     $1.33829             0
1/1/2005 to 12/31/2005                            $1.33829     $1.51048             0
1/1/2006 to 12/31/2006                            $1.51048     $1.51474             0

Prudential Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.17614     $1.25647             0
   1/1/2004 to 12/31/2004                         $1.25647     $1.36076             0
1/1/2005 to 12/31/2005                            $1.36076     $1.49450         3,429
1/1/2006 to 12/31/2006                            $1.49450     $1.65760         3,430

Prudential Global Portfolio

   11/10/2003* to 12/31/2003                      $1.20479     $1.28371             0
   1/1/2004 to 12/31/2004                         $1.28371     $1.38607             0
1/1/2005 to 12/31/2005                            $1.38607     $1.58512             0
1/1/2006 to 12/31/2006                            $1.58512     $1.86861             0

Prudential Money Market Portfolio
   11/10/2003* to 12/31/2003                      $0.99454     $0.99350             0
   1/1/2004 to 12/31/2004                         $0.99350     $0.98889             0
1/1/2005 to 12/31/2005                            $0.98889     $1.00261             0
1/1/2006 to 12/31/2006                            $1.00261     $1.03502        31,774

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003                      $1.15197     $1.22298             0
   1/1/2004 to 12/31/2004                         $1.22298     $1.33080         2,667
1/1/2005 to 12/31/2005                            $1.33080     $1.37063         2,662
1/1/2006 to 12/31/2006                            $1.37063     $1.56032        17,621

Prudential Value Portfolio

   11/10/2003* to 12/31/2003                      $1.12814     $1.22287        20,870
   1/1/2004 to 12/31/2004                         $1.22287     $1.40143        22,022
1/1/2005 to 12/31/2005                            $1.40143     $1.61076        21,557
1/1/2006 to 12/31/2006                            $1.61076     $1.90337        59,036

SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.21355     $1.27795             0
   1/1/2004 to 12/31/2004                         $1.27795     $1.44485             0
1/1/2005 to 12/31/2005                            $1.44485     $1.57270             0
1/1/2006 to 12/31/2006                            $1.57270     $1.77069             0

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.18718     $1.22047             0
   1/1/2004 to 12/31/2004                         $1.22047     $1.34510             0
1/1/2005 to 4/29/2005                             $1.34510     $1.24158             0

SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.12346     $1.19493             0

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                              $1.19493     $1.28081              0
1/1/2005 to 12/31/2005                                 $1.28081     $1.32044              0
1/1/2006 to 12/31/2006                                 $1.32044     $1.50967              0

SP T. Rowe Price Large-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.13909     $1.17831          8,320
   1/1/2004 to 12/31/2004                              $1.17831     $1.23168          7,991
1/1/2005 to 12/31/2005                                 $1.23168     $1.41358          7,667
1/1/2006 to 12/31/2006                                 $1.41358     $1.47514          7,335

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                           $1.14700     $1.19278              0
   1/1/2004 to 12/31/2004                              $1.19278     $1.30547         65,683
1/1/2005 to 12/31/2005                                 $1.30547     $1.38401        497,540
1/1/2006 to 12/31/2006                                 $1.38401     $1.50930        501,013

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                           $1.10203     $1.13549         15,405
   1/1/2004 to 12/31/2004                              $1.13549     $1.21814         17,182
1/1/2005 to 12/31/2005                                 $1.21814     $1.27115         16,371
1/1/2006 to 12/31/2006                                 $1.27115     $1.36108         15,599

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                           $1.16951     $1.24728              0
   1/1/2004 to 12/31/2004                              $1.24728     $1.38273              0
1/1/2005 to 12/31/2005                                 $1.38273     $1.49196              0
1/1/2006 to 12/31/2006                                 $1.49196     $1.69087              0

SP Small-Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.22141     $1.28895              0
   1/1/2004 to 12/31/2004                              $1.28895     $1.53268              0
1/1/2005 to 12/31/2005                                 $1.53268     $1.57975              0
1/1/2006 to 12/31/2006                                 $1.57975     $1.78363              0

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                           $1.18274     $1.23860              0
   1/1/2004 to 12/31/2004                              $1.23860     $1.37963          5,702
1/1/2005 to 12/31/2005                                 $1.37963     $1.48487         15,204
1/1/2006 to 12/31/2006                                 $1.48487     $1.65137         38,948

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.13351     $1.21326              0
   1/1/2004 to 12/31/2004                              $1.21326     $1.40752              0
1/1/2005 to 12/31/2005                                 $1.40752     $1.47896              0
1/1/2006 to 12/31/2006                                 $1.47896     $1.72642              0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                           $1.13218     $1.23267              0

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                OF PERIOD      PERIOD    AT END OF PERIOD
                                               ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                        $1.23267     $1.40640             0
1/1/2005 to 12/31/2005                           $1.40640     $1.57644             0
1/1/2006 to 12/31/2006                           $1.57644     $2.00514             0

SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                     $1.14369     $1.20608             0
   1/1/2004 to 12/31/2004                        $1.20608     $1.33544             0
1/1/2005 to 4/29/2005                            $1.33544     $1.24754             0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.14369     $1.33798             0
   1/1/2004 to 12/31/2004                        $1.33798     $1.57590             0
1/1/2005 to 12/31/2005                           $1.57590     $1.63428             0
1/1/2006 to 12/31/2006                           $1.63428     $1.57891           576

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                     $1.16054     $1.19699        34,358
   1/1/2004 to 12/31/2004                        $1.19699     $1.28928        96,025
1/1/2005 to 12/31/2005                           $1.28928     $1.32167        94,211
1/1/2006 to 12/31/2006                           $1.32167     $1.42588        87,514

SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                     $1.02883     $1.04577             0
   1/1/2004 to 12/31/2004                        $1.04577     $1.08469        72,530
1/1/2005 to 12/31/2005                           $1.08469     $1.09451        72,512
1/1/2006 to 12/31/2006                           $1.09451     $1.11816        66,815

SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.35353     $1.36507             0
   1/1/2004 to 12/31/2004                        $1.36507     $1.63250             0
1/1/2005 to 12/31/2005                           $1.63250     $1.89429             0
1/1/2006 to 12/31/2006                           $1.89429     $2.04524         1,667

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.28929     $1.30057             0
   1/1/2004 to 12/31/2004                        $1.30057     $1.26944             0
1/1/2005 to 12/31/2005                           $1.26944     $1.28163             0
1/1/2006 to 12/31/2006                           $1.28163     $1.41909             0

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.14407     $1.19257             0
   1/1/2004 to 12/31/2004                        $1.19257     $1.29935             0
1/1/2005 to 12/31/2005                           $1.29935     $1.47411             0
1/1/2006 to 12/31/2006                           $1.47411     $1.44281             0

SP Technology Portfolio

   11/10/2003* to 12/31/2003                     $1.32497     $1.33906             0
   1/1/2004 to 12/31/2004                        $1.33906     $1.31919             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
1/1/2005 to 4/29/2005                                  $ 1.31919    $ 1.17795             0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                           $ 1.26298    $ 1.34972             0
   1/1/2004 to 12/31/2004                              $ 1.34972    $ 1.54968             0
1/1/2005 to 12/31/2005                                 $ 1.54968    $ 1.77714             0
1/1/2006 to 12/31/2006                                 $ 1.77714    $ 2.11952         2,380

Evergreen Growth And Income Fund

   12/5/2003* to 12/31/2003                            $ 9.92201    $10.34209         1,144
   1/1/2004 to 12/31/2004                              $10.34209    $11.04420         1,143
1/1/2005 to 4/15/2005                                  $11.04420    $10.31706             0

Evergreen VA Balanced Fund

   11/10/2003* to 12/31/2003                           $ 1.08220    $ 1.12509             0
   1/1/2004 to 12/31/2004                              $ 1.12509    $ 1.17840             0
1/1/2005 to 12/31/2005                                 $ 1.17840    $ 1.22238             0
1/1/2006 to 12/31/2006                                 $ 1.22238    $ 1.32299             0

Evergreen VA Fundamental Large Cap Fund

   12/5/2003* to 12/31/2003                            $ 9.91857    $10.39708             0
   1/1/2004 to 12/31/2004                              $10.39708    $11.18687           536
1/1/2005 to 12/31/2005                                 $11.18687    $12.01541         2,053
1/1/2006 to 12/31/2006                                 $12.01541    $13.33854         2,052

Evergreen VA Growth Fund

   11/10/2003* to 12/31/2003                           $ 1.32441    $ 1.34951             0
   1/1/2004 to 12/31/2004                              $ 1.34951    $ 1.51382             0
1/1/2005 to 12/31/2005                                 $ 1.51382    $ 1.58876             0
1/1/2006 to 12/31/2006                                 $ 1.58876    $ 1.73805             0

Evergreen VA International Equity Fund

   12/5/2003* to 12/31/2003                            $ 9.98992    $10.44212             0
   1/1/2004 to 12/31/2004                              $10.44212    $12.26411         7,490
1/1/2005 to 12/31/2005                                 $12.26411    $14.01626         7,923
1/1/2006 to 12/31/2006                                 $14.01626    $17.00827         7,355

Evergreen VA Omega Fund

   11/10/2003* to 12/31/2003                           $ 1.29915    $ 1.33535         2,728
   1/1/2004 to 12/31/2004                              $ 1.33535    $ 1.41046         2,726
1/1/2005 to 12/31/2005                                 $ 1.41046    $ 1.44315         2,724
1/1/2006 to 12/31/2006                                 $ 1.44315    $ 1.50745         2,722

Evergreen VA Special Values Fund

   11/10/2003* to 12/31/2003                           $ 1.17827    $ 1.25143         9,106
   1/1/2004 to 12/31/2004                              $ 1.25143    $ 1.48416        68,433
1/1/2005 to 12/31/2005                                 $ 1.48416    $ 1.61969        71,562
1/1/2006 to 12/31/2006                                 $ 1.61969    $ 1.93974        68,951

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                           $ 9.99878    $10.67433           512

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99878    $ 9.99858             0
   1/1/2006 to 12/31/2006                          $ 9.99858    $11.39632             0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09329    $11.72479             0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07962    $10.32416             0
   1/1/2006 to 12/31/2006                          $10.32416    $12.34339         1,912

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05473    $10.27867         1,115
   1/1/2006 to 12/31/2006                          $10.27867    $11.87604         1,233

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.05001    $11.33679             0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04980    $10.41342             0
   1/1/2006 to 12/31/2006                          $10.41342    $11.55269           342

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06650    $10.34593             0
   1/1/2006 to 12/31/2006                          $10.34593    $11.91171             0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04194    $10.32881             0
   1/1/2006 to 12/31/2006                          $10.32881    $11.16037           176

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99878    $10.01855             0
   1/1/2006 to 12/31/2006                          $10.01855    $11.03218        16,233

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99878    $10.00855             0
   1/1/2006 to 12/31/2006                          $10.00855    $11.20934           384

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14702    $12.03193           736
   1/1/2006 to 12/31/2006                          $12.03193    $16.20961         5,198

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99878    $10.02853             0
   1/1/2006 to 12/31/2006                              $10.02853    $10.92392        12,416

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08483    $10.72814             0
   1/1/2006 to 12/31/2006                              $10.72814    $12.86653             0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01125    $10.32447             0
   1/1/2006 to 12/31/2006                              $10.32447    $10.96129             0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04561    $10.02950             0
   1/1/2006 to 12/31/2006                              $10.02950    $11.85325             0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99878    $10.97186             0
   1/1/2006 to 12/31/2006                              $10.97186    $12.20585             0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99878    $10.49631             0

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99878    $10.59531            86

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01533    $10.63623             0
   1/1/2006 to 12/31/2006                              $10.63623    $11.64691         1,080

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03294    $10.77223             0
   1/1/2006 to 12/31/2006                              $10.77223    $11.67384             0

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97673    $ 9.87041             0
   1/1/2006 to 12/31/2006                              $ 9.87041    $10.73155           183

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99878    $10.59153             0
   1/1/2006 to 12/31/2006                              $10.59153    $11.09039             0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.91381    $10.66609             0
   1/1/2006 to 12/31/2006                              $10.66609    $12.90428         7,377

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.07718    $10.56963             0
   1/1/2006 to 12/31/2006                              $10.56963    $12.33609             0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                               $ 9.99878    $ 9.96176             0

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
   1/1/2006 to 12/31/2006                      $ 9.96176    $10.77671             0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12616    $10.91643             0
   1/1/2006 to 12/31/2006                      $10.91643    $11.53387             0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96618    $10.49040             0
   1/1/2006 to 12/31/2006                      $10.49040    $12.84756         7,331

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03685    $10.77243             0
   1/1/2006 to 12/31/2006                      $10.77243    $11.63919             0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06495    $10.36538             0
   1/1/2006 to 12/31/2006                      $10.36538    $11.66717             0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05568    $11.34967             0
   1/1/2006 to 12/31/2006                      $11.34967    $12.75411             0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02188    $10.89810           816
   1/1/2006 to 12/31/2006                      $10.89810    $11.89194           815

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99878    $10.06919             0
   1/1/2006 to 12/31/2006                      $10.06919    $10.29998             0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                       $ 9.99878    $10.03852             0
   1/1/2006 to 12/31/2006                      $10.03852    $10.67791             0

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.04858    $10.65972           537
   1/1/2006 to 12/31/2006                      $10.65972    $12.60781           536

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                       $10.02859    $10.36801             0
   1/1/2006 to 12/31/2006                      $10.36801    $11.49135         5,235

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.94931    $ 9.46092             0
   1/1/2006 to 12/31/2006                      $ 9.46092    $ 9.90611             0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00278    $11.75300         1,101
   1/1/2006 to 12/31/2006                                $11.75300    $13.41664         1,101

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88094    $12.07630         1,119
   1/1/2006 to 12/31/2006                                $12.07630    $16.01220         3,632

Janus Aspen Large Cap Growth Portfolio - Service Shares

   11/10/2003* to 12/31/2003                             $ 1.19640    $ 1.24493             0
   1/1/2004 to 12/31/2004                                $ 1.24493    $ 1.27810             0
1/1/2005 to 12/31/2005                                   $ 1.27810    $ 1.30978             0
1/1/2006 to 12/31/2006                                   $ 1.30978    $ 1.43419             0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                       STRATEGIC PARTNERS ANNUITY ONE 3
                   STEP-UP GMDB; CONTRACT W/O CREDIT (1.65)

                                                   ACCUMULATION ACCUMULATION     NUMBER OF
                                                    UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                   AT BEGINNING    AT END    UNITS OUTSTANDING
                                                    OF PERIOD    OF PERIOD   AT END OF PERIOD
                                                   ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003                         $1.18188     $1.23707          8,644
   1/1/2004 to 12/31/2004                            $1.23707     $1.33430        102,004
1/1/2005 to 12/31/2005                               $1.33430     $1.50370        109,415
1/1/2006 to 12/31/2006                               $1.50370     $1.50581        116,064

Prudential Equity Portfolio

   11/10/2003* to 12/31/2003                         $1.17468     $1.25467         23,285
   1/1/2004 to 12/31/2004                            $1.25467     $1.35675         26,319
1/1/2005 to 12/31/2005                               $1.35675     $1.48798        128,469
1/1/2006 to 12/31/2006                               $1.48798     $1.64795        150,181

Prudential Global Portfolio

   11/10/2003* to 12/31/2003                         $1.20330     $1.28183         25,247
   1/1/2004 to 12/31/2004                            $1.28183     $1.38198          6,661
1/1/2005 to 12/31/2005                               $1.38198     $1.57799         16,445
1/1/2006 to 12/31/2006                               $1.57799     $1.85749         20,230

Prudential Money Market Portfolio

   11/10/2003* to 12/31/2003                         $0.99356     $0.99219         11,391
   1/1/2004 to 12/31/2004                            $0.99219     $0.98618         14,376

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
1/1/2005 to 12/31/2005                            $0.98618     $0.99832         30,391
1/1/2006 to 12/31/2006                            $0.99832     $1.02847        137,528

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003                      $1.15053     $1.22123         52,521
   1/1/2004 to 12/31/2004                         $1.22123     $1.32700        281,056
1/1/2005 to 12/31/2005                            $1.32700     $1.36470        617,000
1/1/2006 to 12/31/2006                            $1.36470     $1.55128        656,286

Prudential Value Portfolio

   11/10/2003* to 12/31/2003                      $1.12669     $1.22106         35,055
   1/1/2004 to 12/31/2004                         $1.22106     $1.39723        304,704
1/1/2005 to 12/31/2005                            $1.39723     $1.60363        497,456
1/1/2006 to 12/31/2006                            $1.60363     $1.89231        483,816

SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.21215     $1.27619              0
   1/1/2004 to 12/31/2004                         $1.27619     $1.44070         17,429
1/1/2005 to 12/31/2005                            $1.44070     $1.56609         30,250
1/1/2006 to 12/31/2006                            $1.56609     $1.76070         21,720

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.18566     $1.21864          4,725
   1/1/2004 to 12/31/2004                         $1.21864     $1.34106         17,357
1/1/2005 to 4/29/2005                             $1.34106     $1.23721              0

SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.12213     $1.19327              0
   1/1/2004 to 12/31/2004                         $1.19327     $1.27723         41,635
1/1/2005 to 12/31/2005                            $1.27723     $1.31464         44,057
1/1/2006 to 12/31/2006                            $1.31464     $1.50098         41,773

SP T. Rowe Price Large-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.13759     $1.17656              0
   1/1/2004 to 12/31/2004                         $1.17656     $1.22806         46,253
1/1/2005 to 12/31/2005                            $1.22806     $1.40748         62,417
1/1/2006 to 12/31/2006                            $1.40748     $1.46656         58,170

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.14552     $1.19102         37,859
   1/1/2004 to 12/31/2004                         $1.19102     $1.30170        143,390
1/1/2005 to 12/31/2005                            $1.30170     $1.37797        320,695
1/1/2006 to 12/31/2006                            $1.37797     $1.50063        273,629

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.10056     $1.13376              0
   1/1/2004 to 12/31/2004                         $1.13376     $1.21453        117,134
1/1/2005 to 12/31/2005                            $1.21453     $1.26544        260,402

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                 $1.26544     $1.35280         236,115

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                           $1.16804     $1.24544          10,915
   1/1/2004 to 12/31/2004                              $1.24544     $1.37860         122,204
1/1/2005 to 12/31/2005                                 $1.37860     $1.48545         176,132
1/1/2006 to 12/31/2006                                 $1.48545     $1.68088         165,038

SP Small-Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.21985     $1.28700          21,736
   1/1/2004 to 12/31/2004                              $1.28700     $1.52811         131,542
1/1/2005 to 12/31/2005                                 $1.52811     $1.57270         306,296
1/1/2006 to 12/31/2006                                 $1.57270     $1.77315         303,257

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                           $1.18125     $1.23681               0
   1/1/2004 to 12/31/2004                              $1.23681     $1.37547       1,076,880
1/1/2005 to 12/31/2005                                 $1.37547     $1.47820       1,168,282
1/1/2006 to 12/31/2006                                 $1.47820     $1.64168         672,228

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.13219     $1.21162          13,056
   1/1/2004 to 12/31/2004                              $1.21162     $1.40351          76,768
1/1/2005 to 12/31/2005                                 $1.40351     $1.47262         106,422
1/1/2006 to 12/31/2006                                 $1.47262     $1.71638          94,003

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                           $1.13084     $1.23097               0
   1/1/2004 to 12/31/2004                              $1.23097     $1.40240          81,416
1/1/2005 to 12/31/2005                                 $1.40240     $1.56978         104,580
1/1/2006 to 12/31/2006                                 $1.56978     $1.99373          84,499

SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                           $1.14214     $1.20421               0
   1/1/2004 to 12/31/2004                              $1.20421     $1.33147           2,944
1/1/2005 to 4/29/2005                                  $1.33147     $1.24322               0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.14214     $1.33593           8,091
   1/1/2004 to 12/31/2004                              $1.33593     $1.57111          18,261
1/1/2005 to 12/31/2005                                 $1.57111     $1.62697          44,321
1/1/2006 to 12/31/2006                                 $1.62697     $1.56956          34,486

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                           $1.15917     $1.19539          35,271
   1/1/2004 to 12/31/2004                              $1.19539     $1.28562         130,324
1/1/2005 to 12/31/2005                                 $1.28562     $1.31572         222,230
1/1/2006 to 12/31/2006                                 $1.31572     $1.41756         218,493

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                           $ 1.02742    $ 1.04416         16,148
   1/1/2004 to 12/31/2004                              $ 1.04416    $ 1.08148        403,515
1/1/2005 to 12/31/2005                                 $ 1.08148    $ 1.08944        632,264
1/1/2006 to 12/31/2006                                 $ 1.08944    $ 1.11116        628,146

SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.35197    $ 1.36323         17,233
   1/1/2004 to 12/31/2004                              $ 1.36323    $ 1.62791         84,738
1/1/2005 to 12/31/2005                                 $ 1.62791    $ 1.88624        117,848
1/1/2006 to 12/31/2006                                 $ 1.88624    $ 2.03361        113,709

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.28765    $ 1.29864              0
   1/1/2004 to 12/31/2004                              $ 1.29864    $ 1.26580         12,329
1/1/2005 to 12/31/2005                                 $ 1.26580    $ 1.27614         28,160
1/1/2006 to 12/31/2006                                 $ 1.27614    $ 1.41098         26,944

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.14262    $ 1.19082          4,079
   1/1/2004 to 12/31/2004                              $ 1.19082    $ 1.29550         49,598
1/1/2005 to 12/31/2005                                 $ 1.29550    $ 1.46760         51,899
1/1/2006 to 12/31/2006                                 $ 1.46760    $ 1.43437         53,106

SP Technology Portfolio

   11/10/2003* to 12/31/2003                           $ 1.32340    $ 1.33722              0
   1/1/2004 to 12/31/2004                              $ 1.33722    $ 1.31561          3,800
1/1/2005 to 4/29/2005                                  $ 1.31561    $ 1.17415              0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                           $ 1.26136    $ 1.34770          7,936
   1/1/2004 to 12/31/2004                              $ 1.34770    $ 1.54511         36,689
1/1/2005 to 12/31/2005                                 $ 1.54511    $ 1.76921         96,911
1/1/2006 to 12/31/2006                                 $ 1.76921    $ 2.10698         86,283

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                               $ 9.99865    $10.66193              0

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99865    $ 9.99741              0
   1/1/2006 to 12/31/2006                              $ 9.99741    $11.37817              0

AST Alger All-Cap Growth Portfolio
3/14/2005* to 12/02/2005                               $10.09317    $11.71227              0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                               $10.07950    $10.31179              0
   1/1/2006 to 12/31/2006                              $10.31179    $12.31054              0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05461    $10.26647         8,007
   1/1/2006 to 12/31/2006                          $10.26647    $11.84457         7,965

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04988    $11.32469             0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04968    $10.40108             0
   1/1/2006 to 12/31/2006                          $10.40108    $11.52194             0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06637    $10.33364           175
   1/1/2006 to 12/31/2006                          $10.33364    $11.88015           174

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04182    $10.31658           263
   1/1/2006 to 12/31/2006                          $10.31658    $11.13077           261

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99865    $10.01742             0
   1/1/2006 to 12/31/2006                          $10.01742    $11.01471             0

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99865    $10.00743             0
   1/1/2006 to 12/31/2006                          $10.00743    $11.19158             0

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14689    $12.01771           320
   1/1/2006 to 12/31/2006                          $12.01771    $16.16654           685

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99865    $10.02740             0
   1/1/2006 to 12/31/2006                          $10.02740    $10.90666             0

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                           $10.08471    $10.71543             0
   1/1/2006 to 12/31/2006                          $10.71543    $12.83243           918

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                           $10.01112    $10.31218             0
   1/1/2006 to 12/31/2006                          $10.31218    $10.93206             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04549    $10.01768             0
   1/1/2006 to 12/31/2006                              $10.01768    $11.82202             0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99865    $10.95883           453
   1/1/2006 to 12/31/2006                              $10.95883    $12.17334           886

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99865    $10.48411             0

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99865    $10.58300             0

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01521    $10.62366             0
   1/1/2006 to 12/31/2006                              $10.62366    $11.61598             0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03282    $10.75949             0
   1/1/2006 to 12/31/2006                              $10.75949    $11.64285             0

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97660    $ 9.85860           355
   1/1/2006 to 12/31/2006                              $ 9.85860    $10.70297           327

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99865    $10.57900             0
   1/1/2006 to 12/31/2006                              $10.57900    $11.06101             0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.91368    $10.65333             0
   1/1/2006 to 12/31/2006                              $10.65333    $12.86994           672

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.07706    $10.55706         1,556
   1/1/2006 to 12/31/2006                              $10.55706    $12.30317         1,537

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                               $ 9.99865    $ 9.94996        11,211
   1/1/2006 to 12/31/2006                              $ 9.94996    $10.74807        12,401

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                               $10.12604    $10.90350           725
   1/1/2006 to 12/31/2006                              $10.90350    $11.50325         2,218

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.96606    $10.47792             0
   1/1/2006 to 12/31/2006                              $10.47792    $12.81337           932

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03673    $10.75959             0
   1/1/2006 to 12/31/2006                      $10.75959    $11.60810             0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06483    $10.35312           265
   1/1/2006 to 12/31/2006                      $10.35312    $11.63626           984

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05555    $11.33624             0
   1/1/2006 to 12/31/2006                      $11.33624    $12.72026           862

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02176    $10.88522           410
   1/1/2006 to 12/31/2006                      $10.88522    $11.86039         1,335

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99865    $10.05726           149
   1/1/2006 to 12/31/2006                      $10.05726    $10.27261           137

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                       $ 9.99865    $10.03737             0
   1/1/2006 to 12/31/2006                      $10.03737    $10.66091             0

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.04846    $10.64701           271
   1/1/2006 to 12/31/2006                      $10.64701    $12.57412         1,166

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                       $10.02847    $10.35564             0
   1/1/2006 to 12/31/2006                      $10.35564    $11.46084             0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.94919    $ 9.44958         1,620
   1/1/2006 to 12/31/2006                      $ 9.44958    $ 9.87964         1,573

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                       $10.00265    $11.73902         2,321
   1/1/2006 to 12/31/2006                      $11.73902    $13.38101         2,260

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                       $ 9.88082    $12.06187             0
   1/1/2006 to 12/31/2006                      $12.06187    $15.96941           387

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
Janus Aspen Large Cap Growth Portfolio - Service Shares
   11/10/2003* to 12/31/2003                              $1.19497     $1.24316         8,611
   1/1/2004 to 12/31/2004                                 $1.24316     $1.27441             0
1/1/2005 to 12/31/2005                                    $1.27441     $1.30411        44,019
1/1/2006 to 12/31/2006                                    $1.30411     $1.42585        45,145

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3
                   STEP-UP GMDB; CONTRACT W/O CREDIT (1.65)

                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                          UNIT VALUE   UNIT VALUE    ACCUMULATION
                                         AT BEGINNING    AT END    UNITS OUTSTANDING
                                          OF PERIOD    OF PERIOD   AT END OF PERIOD
                                         ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003               $1.18188     $1.23707           0
   1/1/2004 to 12/31/2004                  $1.23707     $1.33430           0
1/1/2005 to 12/31/2005                     $1.33430     $1.50370           0
1/1/2006 to 12/31/2006                     $1.50370     $1.50581           0

Prudential Equity Portfolio

   11/10/2003* to 12/31/2003               $1.17468     $1.25467           0
   1/1/2004 to 12/31/2004                  $1.25467     $1.35675           0
1/1/2005 to 12/31/2005                     $1.35675     $1.48798           0
1/1/2006 to 12/31/2006                     $1.48798     $1.64795           0

Prudential Global Portfolio

   11/10/2003* to 12/31/2003               $1.20330     $1.28183           0
   1/1/2004 to 12/31/2004                  $1.28183     $1.38198           0
1/1/2005 to 12/31/2005                     $1.38198     $1.57799           0
1/1/2006 to 12/31/2006                     $1.57799     $1.85749           0

Prudential Money Market Portfolio

   11/10/2003* to 12/31/2003               $0.99356     $0.99219           0
   1/1/2004 to 12/31/2004                  $0.99219     $0.98618           0
1/1/2005 to 12/31/2005                     $0.98618     $0.99832           0
1/1/2006 to 12/31/2006                     $0.99832     $1.02847           0

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003               $1.15053     $1.22123           0
   1/1/2004 to 12/31/2004                  $1.22123     $1.32700           0
1/1/2005 to 12/31/2005                     $1.32700     $1.36470           0
1/1/2006 to 12/31/2006                     $1.36470     $1.55128           0

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
Prudential Value Portfolio

   11/10/2003* to 12/31/2003                      $1.12669     $1.22106           0
   1/1/2004 to 12/31/2004                         $1.22106     $1.39723           0
1/1/2005 to 12/31/2005                            $1.39723     $1.60363           0
1/1/2006 to 12/31/2006                            $1.60363     $1.89231           0

SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.21215     $1.27619           0
   1/1/2004 to 12/31/2004                         $1.27619     $1.44070           0
1/1/2005 to 12/31/2005                            $1.44070     $1.56609           0
1/1/2006 to 12/31/2006                            $1.56609     $1.76070           0

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.18566     $1.21864           0
   1/1/2004 to 12/31/2004                         $1.21864     $1.34106           0
1/1/2005 to 4/29/2005                             $1.34106     $1.23721           0

SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.12213     $1.19327           0
   1/1/2004 to 12/31/2004                         $1.19327     $1.27723           0
1/1/2005 to 12/31/2005                            $1.27723     $1.31464           0
1/1/2006 to 12/31/2006                            $1.31464     $1.50098           0

SP T. Rowe Price Large-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.13759     $1.17656           0
   1/1/2004 to 12/31/2004                         $1.17656     $1.22806           0
1/1/2005 to 12/31/2005                            $1.22806     $1.40748           0
1/1/2006 to 12/31/2006                            $1.40748     $1.46656           0

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.14552     $1.19102           0
   1/1/2004 to 12/31/2004                         $1.19102     $1.30170           0
1/1/2005 to 12/31/2005                            $1.30170     $1.37797           0
1/1/2006 to 12/31/2006                            $1.37797     $1.50063           0

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.10056     $1.13376           0
   1/1/2004 to 12/31/2004                         $1.13376     $1.21453           0
1/1/2005 to 12/31/2005                            $1.21453     $1.26544           0
1/1/2006 to 12/31/2006                            $1.26544     $1.35280           0

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                      $1.16804     $1.24544           0
   1/1/2004 to 12/31/2004                         $1.24544     $1.37860           0
1/1/2005 to 12/31/2005                            $1.37860     $1.48545           0
1/1/2006 to 12/31/2006                            $1.48545     $1.68088           0

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
SP Small-Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.21985     $1.28700           0
   1/1/2004 to 12/31/2004                              $1.28700     $1.52811           0
1/1/2005 to 12/31/2005                                 $1.52811     $1.57270           0
1/1/2006 to 12/31/2006                                 $1.57270     $1.77315           0

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                           $1.18125     $1.23681           0
   1/1/2004 to 12/31/2004                              $1.23681     $1.37547           0
1/1/2005 to 12/31/2005                                 $1.37547     $1.47820           0
1/1/2006 to 12/31/2006                                 $1.47820     $1.64168           0

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                           $1.13219     $1.21162           0
   1/1/2004 to 12/31/2004                              $1.21162     $1.40351           0
1/1/2005 to 12/31/2005                                 $1.40351     $1.47262           0
1/1/2006 to 12/31/2006                                 $1.47262     $1.71638           0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                           $1.13084     $1.23097           0
   1/1/2004 to 12/31/2004                              $1.23097     $1.40240           0
1/1/2005 to 12/31/2005                                 $1.40240     $1.56978           0
1/1/2006 to 12/31/2006                                 $1.56978     $1.99373           0

SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                           $1.14214     $1.20421           0
   1/1/2004 to 12/31/2004                              $1.20421     $1.33147           0
1/1/2005 to 4/29/2005                                  $1.33147     $1.24322           0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $1.14214     $1.33593           0
   1/1/2004 to 12/31/2004                              $1.33593     $1.57111           0
1/1/2005 to 12/31/2005                                 $1.57111     $1.62697           0
1/1/2006 to 12/31/2006                                 $1.62697     $1.56956           0

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                           $1.15917     $1.19539           0
   1/1/2004 to 12/31/2004                              $1.19539     $1.28562           0
1/1/2005 to 12/31/2005                                 $1.28562     $1.31572           0
1/1/2006 to 12/31/2006                                 $1.31572     $1.41756           0

SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                           $1.02742     $1.04416           0
   1/1/2004 to 12/31/2004                              $1.04416     $1.08148           0
1/1/2005 to 12/31/2005                                 $1.08148     $1.08944           0
1/1/2006 to 12/31/2006                                 $1.08944     $1.11116           0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.35197    $ 1.36323           0
   1/1/2004 to 12/31/2004                              $ 1.36323    $ 1.62791           0
1/1/2005 to 12/31/2005                                 $ 1.62791    $ 1.88624           0
1/1/2006 to 12/31/2006                                 $ 1.88624    $ 2.03361           0

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.28765    $ 1.29864           0
   1/1/2004 to 12/31/2004                              $ 1.29864    $ 1.26580           0
1/1/2005 to 12/31/2005                                 $ 1.26580    $ 1.27614           0
1/1/2006 to 12/31/2006                                 $ 1.27614    $ 1.41098           0

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                           $ 1.14262    $ 1.19082           0
   1/1/2004 to 12/31/2004                              $ 1.19082    $ 1.29550           0
1/1/2005 to 12/31/2005                                 $ 1.29550    $ 1.46760           0
1/1/2006 to 12/31/2006                                 $ 1.46760    $ 1.43437           0

SP Technology Portfolio

   11/10/2003* to 12/31/2003                           $ 1.32340    $ 1.33722           0
   1/1/2004 to 12/31/2004                              $ 1.33722    $ 1.31561           0
1/1/2005 to 4/29/2005                                  $ 1.31561    $ 1.17415           0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                           $ 1.26136    $ 1.34770           0
   1/1/2004 to 12/31/2004                              $ 1.34770    $ 1.54511           0
1/1/2005 to 12/31/2005                                 $ 1.54511    $ 1.76921           0
1/1/2006 to 12/31/2006                                 $ 1.76921    $ 2.10698           0

Evergreen Growth And Income Fund

   12/5/2003* to 12/31/2003                            $ 9.92197    $10.34095           0
   1/1/2004 to 12/31/2004                              $10.34095    $11.02653           0
1/1/2005 to 4/15/2005                                  $11.02653    $10.29615           0

Evergreen VA Balanced Fund

   11/10/2003* to 12/31/2003                           $ 1.08089    $ 1.12349           0
   1/1/2004 to 12/31/2004                              $ 1.12349    $ 1.17498           0
1/1/2005 to 12/31/2005                                 $ 1.17498    $ 1.21714           0
1/1/2006 to 12/31/2006                                 $ 1.21714    $ 1.31534           0

Evergreen VA Fundamental Large Cap Fund

   12/5/2003* to 12/31/2003                            $ 9.91853    $10.39594           0
   1/1/2004 to 12/31/2004                              $10.39594    $11.16913           0
1/1/2005 to 12/31/2005                                 $11.16913    $11.97864           0
1/1/2006 to 12/31/2006                                 $11.97864    $13.27818           0

Evergreen VA Growth Fund

   11/10/2003* to 12/31/2003                           $ 1.32261    $ 1.34741           0
   1/1/2004 to 12/31/2004                              $ 1.34741    $ 1.50924           0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
1/1/2005 to 12/31/2005                             $ 1.50924    $ 1.58167           0
1/1/2006 to 12/31/2006                             $ 1.58167    $ 1.72780           0

Evergreen VA International Equity Fund

   12/5/2003* to 12/31/2003                        $ 9.98988    $10.44097           0
   1/1/2004 to 12/31/2004                          $10.44097    $12.24474           0
1/1/2005 to 12/31/2005                             $12.24474    $13.97359           0
1/1/2006 to 12/31/2006                             $13.97359    $16.93135           0

Evergreen VA Omega Fund

   11/10/2003* to 12/31/2003                       $ 1.29754    $ 1.33341           0
   1/1/2004 to 12/31/2004                          $ 1.33341    $ 1.40630           0
1/1/2005 to 12/31/2005                             $ 1.40630    $ 1.43683           0
1/1/2006 to 12/31/2006                             $ 1.43683    $ 1.49864           0

Evergreen VA Special Values Fund

   11/10/2003* to 12/31/2003                       $ 1.17696    $ 1.24979           0
   1/1/2004 to 12/31/2004                          $ 1.24979    $ 1.48003           0
1/1/2005 to 12/31/2005                             $ 1.48003    $ 1.61271           0
1/1/2006 to 12/31/2006                             $ 1.61271    $ 1.92844           0

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                           $ 9.99865    $10.66193           0

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99865    $ 9.99741           0
   1/1/2006 to 12/31/2006                          $ 9.99741    $11.37817           0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09317    $11.71227           0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07950    $10.31179           0
   1/1/2006 to 12/31/2006                          $10.31179    $12.31054           0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05461    $10.26647           0
   1/1/2006 to 12/31/2006                          $10.26647    $11.84457           0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04988    $11.32469           0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04968    $10.40108           0
   1/1/2006 to 12/31/2006                          $10.40108    $11.52194           0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06637    $10.33364           0
   1/1/2006 to 12/31/2006                          $10.33364    $11.88015           0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                               $10.04182    $10.31658           0
   1/1/2006 to 12/31/2006                              $10.31658    $11.13077           0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99865    $10.01742           0
   1/1/2006 to 12/31/2006                              $10.01742    $11.01471           0

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99865    $10.00743           0
   1/1/2006 to 12/31/2006                              $10.00743    $11.19158           0

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                               $10.14689    $12.01771           0
   1/1/2006 to 12/31/2006                              $12.01771    $16.16654           0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99865    $10.02740           0
   1/1/2006 to 12/31/2006                              $10.02740    $10.90666           0

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08471    $10.71543           0
   1/1/2006 to 12/31/2006                              $10.71543    $12.83243           0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01112    $10.31218           0
   1/1/2006 to 12/31/2006                              $10.31218    $10.93206           0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04549    $10.01768           0
   1/1/2006 to 12/31/2006                              $10.01768    $11.82202           0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99865    $10.95883           0
   1/1/2006 to 12/31/2006                              $10.95883    $12.17334           0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99865    $10.48411           0

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99865    $10.58300           0

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01521    $10.62366           0
   1/1/2006 to 12/31/2006                              $10.62366    $11.61598           0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03282    $10.75949           0
   1/1/2006 to 12/31/2006                              $10.75949    $11.64285           0

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST High Yield Portfolio

3/14/2005* to 12/31/2005                       $ 9.97660    $ 9.85860           0
   1/1/2006 to 12/31/2006                      $ 9.85860    $10.70297           0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $ 9.99865    $10.57900           0
   1/1/2006 to 12/31/2006                      $10.57900    $11.06101           0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.91368    $10.65333           0
   1/1/2006 to 12/31/2006                      $10.65333    $12.86994           0

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.07706    $10.55706           0
   1/1/2006 to 12/31/2006                      $10.55706    $12.30317           0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                       $ 9.99865    $ 9.94996           0
   1/1/2006 to 12/31/2006                      $ 9.94996    $10.74807           0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12604    $10.90350           0
   1/1/2006 to 12/31/2006                      $10.90350    $11.50325           0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96606    $10.47792           0
   1/1/2006 to 12/31/2006                      $10.47792    $12.81337           0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03673    $10.75959           0
   1/1/2006 to 12/31/2006                      $10.75959    $11.60810           0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06483    $10.35312           0
   1/1/2006 to 12/31/2006                      $10.35312    $11.63626           0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05555    $11.33624           0
   1/1/2006 to 12/31/2006                      $11.33624    $12.72026           0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02176    $10.88522           0
   1/1/2006 to 12/31/2006                      $10.88522    $11.86039           0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.99865    $10.05726           0
   1/1/2006 to 12/31/2006                                $10.05726    $10.27261           0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                 $ 9.99865    $10.03737           0
   1/1/2006 to 12/31/2006                                $10.03737    $10.66091           0

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04846    $10.64701           0
   1/1/2006 to 12/31/2006                                $10.64701    $12.57412           0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02847    $10.35564           0
   1/1/2006 to 12/31/2006                                $10.35564    $11.46084           0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94919    $ 9.44958           0
   1/1/2006 to 12/31/2006                                $ 9.44958    $ 9.87964           0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00265    $11.73902           0
   1/1/2006 to 12/31/2006                                $11.73902    $13.38101           0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88082    $12.06187           0
   1/1/2006 to 12/31/2006                                $12.06187    $15.96941           0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   11/10/2003* to 12/31/2003                             $ 1.19497    $ 1.24316           0
   1/1/2004 to 12/31/2004                                $ 1.24316    $ 1.27441           0
1/1/2005 to 12/31/2005                                   $ 1.27441    $ 1.30411           0
1/1/2006 to 12/31/2006                                   $ 1.30411    $ 1.42585           0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                       STRATEGIC PARTNERS ANNUITY ONE 3
                    STEP-UP GMDB; CONTRACT W/ CREDIT (1.75)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003                      $1.18098     $1.23592         450,454
   1/1/2004 to 12/31/2004                         $1.23592     $1.33162         960,655
   1/1/2005 to 12/31/2005                         $1.33162     $1.49930       1,114,377
1/1/2006 to 12/31/2006                            $1.49930     $1.49988       1,254,326

Prudential Equity Portfolio

   11/10/2003* to 12/31/2003                      $1.17369     $1.25343         297,001
   1/1/2004 to 12/31/2004                         $1.25343     $1.35414         752,062
   1/1/2005 to 12/31/2005                         $1.35414     $1.48362       1,077,413
1/1/2006 to 12/31/2006                            $1.48362     $1.64146       1,160,614

Prudential Global Portfolio

   11/10/2003* to 12/31/2003                      $1.20227     $1.28057          90,519
   1/1/2004 to 12/31/2004                         $1.28057     $1.37924         268,262
   1/1/2005 to 12/31/2005                         $1.37924     $1.57333         307,540
1/1/2006 to 12/31/2006                            $1.57333     $1.85018         319,538

Prudential Money Market Portfolio

   11/10/2003* to 12/31/2003                      $0.99244     $0.99097         277,890
   1/1/2004 to 12/31/2004                         $0.99097     $0.98370       1,910,334
   1/1/2005 to 12/31/2005                         $0.98370     $0.99472       1,053,829
1/1/2006 to 12/31/2006                            $0.99472     $1.02415       1,064,867

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003                      $1.14951     $1.21997         599,706
   1/1/2004 to 12/31/2004                         $1.21997     $1.32426       1,241,374
   1/1/2005 to 12/31/2005                         $1.32426     $1.36062       1,756,293
1/1/2006 to 12/31/2006                            $1.36062     $1.54508       1,899,532

Prudential Value Portfolio

   11/10/2003* to 12/31/2003                      $1.12571     $1.21982         163,757
   1/1/2004 to 12/31/2004                         $1.21982     $1.39431         686,614
   1/1/2005 to 12/31/2005                         $1.39431     $1.59875         846,048
1/1/2006 to 12/31/2006                            $1.59875     $1.88461         912,155

SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                      $1.21097     $1.27479         113,475
   1/1/2004 to 12/31/2004                         $1.27479     $1.43779         692,027
   1/1/2005 to 12/31/2005                         $1.43779     $1.56121       1,004,142
1/1/2006 to 12/31/2006                            $1.56121     $1.75344       1,055,728

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                      $1.18466     $1.21743         106,337
   1/1/2004 to 12/31/2004                         $1.21743     $1.33841         308,379
   1/1/2005 to 4/29/2005                          $1.33841     $1.23436               0

                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                             UNIT VALUE   UNIT VALUE    ACCUMULATION
                                            AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                             OF PERIOD      PERIOD    AT END OF PERIOD
                                            ------------ ------------ -----------------
SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                  $1.12120     $1.19212          11,005
   1/1/2004 to 12/31/2004                     $1.19212     $1.27462          82,260
   1/1/2005 to 12/31/2005                     $1.27462     $1.31072         181,947
1/1/2006 to 12/31/2006                        $1.31072     $1.49501         176,894

SP T. Rowe Price Large-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                  $1.13666     $1.17543         237,135
   1/1/2004 to 12/31/2004                     $1.17543     $1.22575         355,951
   1/1/2005 to 12/31/2005                     $1.22575     $1.40345         470,282
1/1/2006 to 12/31/2006                        $1.40345     $1.46087         447,402

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                  $1.14451     $1.18975       2,475,488
   1/1/2004 to 12/31/2004                     $1.18975     $1.29901       9,026,452
   1/1/2005 to 12/31/2005                     $1.29901     $1.37385      14,217,219
1/1/2006 to 12/31/2006                        $1.37385     $1.49454      13,692,557

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                  $1.09974     $1.13276         898,406
   1/1/2004 to 12/31/2004                     $1.13276     $1.21249       3,348,367
   1/1/2005 to 12/31/2005                     $1.21249     $1.26200       4,699,271
1/1/2006 to 12/31/2006                        $1.26200     $1.34795       3,827,290

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                  $1.16707     $1.24425         607,204
   1/1/2004 to 12/31/2004                     $1.24425     $1.37603       1,372,642
   1/1/2005 to 12/31/2005                     $1.37603     $1.48106       2,221,493
1/1/2006 to 12/31/2006                        $1.48106     $1.67433       2,329,484

SP Small-Cap Value Portfolio

   11/10/2003* to 12/31/2003                  $1.21891     $1.28582         581,014
   1/1/2004 to 12/31/2004                     $1.28582     $1.52507       1,736,515
   1/1/2005 to 12/31/2005                     $1.52507     $1.56800       2,257,708
1/1/2006 to 12/31/2006                        $1.56800     $1.76599       2,319,369

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                  $1.18041     $1.23575       1,477,896
   1/1/2004 to 12/31/2004                     $1.23575     $1.37292       5,378,534
   1/1/2005 to 12/31/2005                     $1.37292     $1.47410       7,070,917
1/1/2006 to 12/31/2006                        $1.47410     $1.63558       6,927,593

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                  $1.13121     $1.21039         318,663
   1/1/2004 to 12/31/2004                     $1.21039     $1.40077         666,794
   1/1/2005 to 12/31/2005                     $1.40077     $1.46822         982,194
1/1/2006 to 12/31/2006                        $1.46822     $1.70953         918,442

                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                UNIT VALUE   UNIT VALUE    ACCUMULATION
                                               AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                OF PERIOD      PERIOD    AT END OF PERIOD
                                               ------------ ------------ -----------------
SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                     $1.12984     $1.22973         328,009
   1/1/2004 to 12/31/2004                        $1.22973     $1.39961         658,313
   1/1/2005 to 12/31/2005                        $1.39961     $1.56500         884,918
1/1/2006 to 12/31/2006                           $1.56500     $1.98568         879,878

SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                     $1.14120     $1.20305          74,871
   1/1/2004 to 12/31/2004                        $1.20305     $1.32884         126,283
   1/1/2005 to 4/29/2005                         $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.31221     $1.33469         168,195
   1/1/2004 to 12/31/2004                        $1.33469     $1.56814         676,469
   1/1/2005 to 12/31/2005                        $1.56814     $1.62232       1,321,186
1/1/2006 to 12/31/2006                           $1.62232     $1.56350       1,285,848

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                     $1.15822     $1.19418         473,046
   1/1/2004 to 12/31/2004                        $1.19418     $1.28300       1,739,880
   1/1/2005 to 12/31/2005                        $1.28300     $1.31191       2,511,897
1/1/2006 to 12/31/2006                           $1.31191     $1.41210       2,632,544

SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                     $1.02657     $1.04315       1,134,951
   1/1/2004 to 12/31/2004                        $1.04315     $1.07941       3,719,710
   1/1/2005 to 12/31/2005                        $1.07941     $1.08636       5,830,481
1/1/2006 to 12/31/2006                           $1.08636     $1.10710       5,830,292

SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.35080     $1.36187         342,611
   1/1/2004 to 12/31/2004                        $1.36187     $1.62472         937,285
   1/1/2005 to 12/31/2005                        $1.62472     $1.88068       1,211,460
1/1/2006 to 12/31/2006                           $1.88068     $2.02558       1,167,022

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.28652     $1.29734          97,095
   1/1/2004 to 12/31/2004                        $1.29734     $1.26327         371,521
   1/1/2005 to 12/31/2005                        $1.26327     $1.27232         583,799
1/1/2006 to 12/31/2006                           $1.27232     $1.40534         584,470

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                     $1.14165     $1.18963          37,654
   1/1/2004 to 12/31/2004                        $1.18963     $1.29291         217,170
   1/1/2005 to 12/31/2005                        $1.29291     $1.46319         433,410
1/1/2006 to 12/31/2006                           $1.46319     $1.42858         440,784

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP Technology Portfolio

   11/10/2003* to 12/31/2003                           $ 1.32227    $ 1.33585         51,309
   1/1/2004 to 12/31/2004                              $ 1.33585    $ 1.31286        160,769
   1/1/2005 to 4/29/2005                               $ 1.31286    $ 1.17132              0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                           $ 1.26038    $ 1.34648         78,627
   1/1/2004 to 12/31/2004                              $ 1.34648    $ 1.54220        352,589
   1/1/2005 to 12/31/2005                              $ 1.54220    $ 1.76414        570,553
1/1/2006 to 12/31/2006                                 $ 1.76414    $ 2.09880        617,725

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006                            $ 9.99857    $10.65363          5,957

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99857    $ 9.99667          1,973
   1/1/2006 to 12/31/2006                              $ 9.99667    $11.36629         32,269

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                               $10.09309    $11.70396              0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                               $10.07941    $10.30367            808
   1/1/2006 to 12/31/2006                              $10.30367    $12.28871            808

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                               $10.05453    $10.25829              0
   1/1/2006 to 12/31/2006                              $10.25829    $11.82341          7,054

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                               $10.04980    $11.31658              0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                               $10.04959    $10.39288          4,523
   1/1/2006 to 12/31/2006                              $10.39288    $11.50163          5,183

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                               $10.06629    $10.32542         11,852
   1/1/2006 to 12/31/2006                              $10.32542    $11.85903         10,836

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                               $10.04174    $10.30827              0
   1/1/2006 to 12/31/2006                              $10.30827    $11.11094          6,340

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99857    $10.01664              0
   1/1/2006 to 12/31/2006                              $10.01664    $11.00308        173,156

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99857    $10.00666         10,779
   1/1/2006 to 12/31/2006                              $10.00666    $11.17973        106,914

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                               $10.14681    $12.00823          8,655
   1/1/2006 to 12/31/2006                              $12.00823    $16.13799         13,136

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99857    $10.02663          5,657
   1/1/2006 to 12/31/2006                              $10.02663    $10.89514         53,419

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08463    $10.70700          2,431
   1/1/2006 to 12/31/2006                              $10.70700    $12.80982          2,339

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01104    $10.30402          2,998
   1/1/2006 to 12/31/2006                              $10.30402    $10.91273          2,990

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04541    $10.00979          4,538
   1/1/2006 to 12/31/2006                              $10.00979    $11.80116          4,369

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99857    $10.95012         15,569
   1/1/2006 to 12/31/2006                              $10.95012    $12.15183         14,931

AST First Trust Capital Appreciation Target Portfolio
   3/20/2006* to 12/31/2006                            $ 9.99857    $10.47604          8,228

AST First Trust Balanced Target Portfolio
   3/20/2006* to 12/31/2006                            $ 9.99857    $10.57469          2,816

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01513    $10.61520              0
   1/1/2006 to 12/31/2006                              $10.61520    $11.59544              0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03274    $10.75090          7,529
   1/1/2006 to 12/31/2006                              $10.75090    $11.62213          7,457

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97652    $ 9.85089         26,205
   1/1/2006 to 12/31/2006                              $ 9.85089    $10.68405         26,262

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99857    $10.57054         11,437
   1/1/2006 to 12/31/2006                              $10.57054    $11.04128         11,195

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.91360    $10.64502         3,243
   1/1/2006 to 12/31/2006                      $10.64502    $12.84720         7,634

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.07698    $10.54870        20,887
   1/1/2006 to 12/31/2006                      $10.54870    $12.28149        20,150

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                       $ 9.99857    $ 9.94204        28,757
   1/1/2006 to 12/31/2006                      $ 9.94204    $10.72896        30,946

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12596    $10.89480        19,854
   1/1/2006 to 12/31/2006                      $10.89480    $11.48278        20,036

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96597    $10.46963         4,047
   1/1/2006 to 12/31/2006                      $10.46963    $12.79078         3,459

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03665    $10.75107         7,819
   1/1/2006 to 12/31/2006                      $10.75107    $11.58767         7,670

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06474    $10.34492         8,738
   1/1/2006 to 12/31/2006                      $10.34492    $11.61572         8,427

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05547    $11.32716         6,626
   1/1/2006 to 12/31/2006                      $11.32716    $12.69768        12,197

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02168    $10.87658        17,926
   1/1/2006 to 12/31/2006                      $10.87658    $11.83925        17,953

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99857    $10.04905        38,743
   1/1/2006 to 12/31/2006                      $10.04905    $10.25413        38,140

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                       $ 9.99857    $10.03662         4,261
   1/1/2006 to 12/31/2006                      $10.03662    $10.64975        23,400

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04838    $10.63867          1,335
   1/1/2006 to 12/31/2006                                $10.63867    $12.55205          1,101

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02839    $10.34748          1,256
   1/1/2006 to 12/31/2006                                $10.34748    $11.44053          5,856

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94911    $ 9.44213          6,280
   1/1/2006 to 12/31/2006                                $ 9.44213    $ 9.86229          9,468

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00257    $11.72986         61,497
   1/1/2006 to 12/31/2006                                $11.72986    $13.35751         82,764

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88074    $12.05243          3,430
   1/1/2006 to 12/31/2006                                $12.05243    $15.94128          7,002

Janus Aspen Large Cap Growth Portfolio - Service Shares

   11/10/2003* to 12/31/2003                               1.19390    $ 1.24188         76,006
   1/1/2004 to 12/31/2004                                $ 1.24188    $ 1.27175        150,750
   1/1/2005 to 12/31/2005                                $ 1.27175    $ 1.30011        134,395
1/1/2006 to 12/31/2006                                   $ 1.30011    $ 1.42003        111,833

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3
                    STEP-UP GMDB; CONTRACT W/ CREDIT (1.75)

                              ACCUMULATION ACCUMULATION     NUMBER OF
                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                               OF PERIOD      PERIOD    AT END OF PERIOD
                              ------------ ------------ -----------------
Jennison Portfolio

   11/10/2003* to 12/31/2003    $1.18098     $1.23592         2,372
   1/1/2004 to 12/31/2004       $1.23592     $1.33162        18,096
   1/1/2005 to 12/31/2005       $1.33162     $1.49930        28,250
1/1/2006 to 12/31/2006          $1.49930     $1.49988        27,058

                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                                ------------ ------------ -----------------
Prudential Equity Portfolio

   11/10/2003* to 12/31/2003                                      $1.17369     $1.25343         65,583
   1/1/2004 to 12/31/2004                                         $1.25343     $1.35414        123,305
   1/1/2005 to 12/31/2005                                         $1.35414     $1.48362        136,742
1/1/2006 to 12/31/2006                                            $1.48362     $1.64146        134,887

Prudential Global Portfolio

   11/10/2003* to 12/31/2003                                      $1.20227     $1.28057         45,053
   1/1/2004 to 12/31/2004                                         $1.28057     $1.37924         48,313
   1/1/2005 to 12/31/2005                                         $1.37924     $1.57333         53,028
1/1/2006 to 12/31/2006                                            $1.57333     $1.85018         52,917

Prudential Money Market Portfolio

   11/10/2003* to 12/31/2003                                      $0.99244     $0.99097         18,163
   1/1/2004 to 12/31/2004                                         $0.99097     $0.98370         42,033
   1/1/2005 to 12/31/2005                                         $0.98370     $0.99472         62,812
1/1/2006 to 12/31/2006                                            $0.99472     $1.02415         35,726

Prudential Stock Index Portfolio

   11/10/2003* to 12/31/2003                                      $1.14951     $1.21997         90,916
   1/1/2004 to 12/31/2004                                         $1.21997     $1.32426        280,654
   1/1/2005 to 12/31/2005                                         $1.32426     $1.36062        279,397
1/1/2006 to 12/31/2006                                            $1.36062     $1.54508        258,883

Prudential Value Portfolio

   11/10/2003* to 12/31/2003                                      $1.12571     $1.21982         15,642
   1/1/2004 to 12/31/2004                                         $1.21982     $1.39431         54,741
   1/1/2005 to 12/31/2005                                         $1.39431     $1.59875         52,984
1/1/2006 to 12/31/2006                                            $1.59875     $1.88461         60,040

SP Aggressive Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                                      $1.21097     $1.27479        445,390
   1/1/2004 to 12/31/2004                                         $1.27479     $1.43779        521,063
   1/1/2005 to 12/31/2005                                         $1.43779     $1.56121        588,534
1/1/2006 to 12/31/2006                                            $1.56121     $1.75344        614,061

SP AIM Aggressive Growth Portfolio

   11/10/2003* to 12/31/2003                                      $1.18466     $1.21743              0
   1/1/2004 to 12/31/2004                                         $1.21743     $1.33841              0
   1/1/2005 to 4/29/2005                                          $1.33841     $1.23436              0

SP AIM Core Equity Portfolio

   11/10/2003* to 12/31/2003                                       1.12120     $1.19212         59,555
   1/1/2004 to 12/31/2004                                         $1.19212     $1.27462         67,213
   1/1/2005 to 12/31/2005                                         $1.27462     $1.31072         67,478
1/1/2006 to 12/31/2006                                            $1.31072     $1.49501         64,105

SP T. Rowe Price Large-Cap Growth Portfolio
   (formerly, SP AllianceBernstein Large-Cap Growth Portfolio)

   11/10/2003* to 12/31/2003                                      $1.13666     $1.17543         72,305

                                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                                            UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                           AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                            OF PERIOD      PERIOD    AT END OF PERIOD
                                                           ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                                    $1.17543     $1.22575        117,672
   1/1/2005 to 12/31/2005                                    $1.22575     $1.40345        115,450
1/1/2006 to 12/31/2006                                       $1.40345     $1.46087        112,939

SP Balanced Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                                  1.14451     $1.18975        226,064
   1/1/2004 to 12/31/2004                                    $1.18975     $1.29901        745,528
   1/1/2005 to 12/31/2005                                    $1.29901     $1.37385        349,373
1/1/2006 to 12/31/2006                                       $1.37385     $1.49454        331,412

SP Conservative Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                                 $1.09974     $1.13276         61,988
   1/1/2004 to 12/31/2004                                    $1.13276     $1.21249        145,346
   1/1/2005 to 12/31/2005                                    $1.21249     $1.26200        307,676
1/1/2006 to 12/31/2006                                       $1.26200     $1.34795        402,221

SP Davis Value Portfolio

   11/10/2003* to 12/31/2003                                 $1.16707     $1.24425        628,588
   1/1/2004 to 12/31/2004                                    $1.24425     $1.37603        839,188
   1/1/2005 to 12/31/2005                                    $1.37603     $1.48106        891,821
1/1/2006 to 12/31/2006                                       $1.48106     $1.67433        794,488

SP Small-Cap Value Portfolio
   (formerly, SP Goldman Sachs Small-Cap Value Portfolio)

   11/10/2003* to 12/31/2003                                 $1.21891     $1.28582         78,384
   1/1/2004 to 12/31/2004                                    $1.28582     $1.52507        112,512
   1/1/2005 to 12/31/2005                                    $1.52507     $1.56800        110,266
1/1/2006 to 12/31/2006                                       $1.56800     $1.76599         94,933

SP Growth Asset Allocation Portfolio

   11/10/2003* to 12/31/2003                                 $1.18041     $1.23575        105,091
   1/1/2004 to 12/31/2004                                    $1.23575     $1.37292        226,053
   1/1/2005 to 12/31/2005                                    $1.37292     $1.47410        226,287
1/1/2006 to 12/31/2006                                       $1.47410     $1.63558        222,235

SP Large Cap Value Portfolio

   11/10/2003* to 12/31/2003                                 $1.13121     $1.21039          1,815
   1/1/2004 to 12/31/2004                                    $1.21039     $1.40077         18,804
   1/1/2005 to 12/31/2005                                    $1.40077     $1.46822         18,023
1/1/2006 to 12/31/2006                                       $1.46822     $1.70953         15,179

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

   11/10/2003* to 12/31/2003                                 $1.12984     $1.22973         76,240
   1/1/2004 to 12/31/2004                                    $1.22973     $1.39961        113,463
   1/1/2005 to 12/31/2005                                    $1.39961     $1.56500        110,434
1/1/2006 to 12/31/2006                                       $1.56500     $1.98568        107,034

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP MFS Capital Opportunities Portfolio

   11/10/2003* to 12/31/2003                             1.14120     $1.20305          11,550
   1/1/2004 to 12/31/2004                               $1.20305     $1.32884          11,556
   1/1/2005 to 4/29/2005                                $1.32884     $1.24037               0

SP Mid Cap Growth Portfolio

   11/10/2003* to 12/31/2003                            $1.31221     $1.33469          58,962
   1/1/2004 to 12/31/2004                               $1.33469     $1.56814          93,857
   1/1/2005 to 12/31/2005                               $1.56814     $1.62232          98,220
1/1/2006 to 12/31/2006                                  $1.62232     $1.56350          77,666

SP PIMCO High Yield Portfolio

   11/10/2003* to 12/31/2003                            $1.15822     $1.19418         187,203
   1/1/2004 to 12/31/2004                               $1.19418     $1.28300         382,732
   1/1/2005 to 12/31/2005                               $1.28300     $1.31191         388,421
1/1/2006 to 12/31/2006                                  $1.31191     $1.41210         316,338

SP PIMCO Total Return Portfolio

   11/10/2003* to 12/31/2003                            $1.02657     $1.04315         540,503
   1/1/2004 to 12/31/2004                               $1.04315     $1.07941       1,038,234
   1/1/2005 to 12/31/2005                               $1.07941     $1.08636       1,185,604
1/1/2006 to 12/31/2006                                  $1.08636     $1.10710       1,119,991

SP Prudential U.S. Emerging Growth Portfolio

   11/10/2003* to 12/31/2003                             1.35080     $1.36187          19,634
   1/1/2004 to 12/31/2004                               $1.36187     $1.62472          28,400
   1/1/2005 to 12/31/2005                               $1.62472     $1.88068          43,372
1/1/2006 to 12/31/2006                                  $1.88068     $2.02558          40,761

SP Small-Cap Growth Portfolio

   11/10/2003* to 12/31/2003                            $1.28652     $1.29734          49,696
   1/1/2004 to 12/31/2004                               $1.29734     $1.26327          53,407
   1/1/2005 to 12/31/2005                               $1.26327     $1.27232          57,373
1/1/2006 to 12/31/2006                                  $1.27232     $1.40534          57,149

SP Strategic Partners Focused Growth Portfolio

   11/10/2003* to 12/31/2003                            $1.14165     $1.18963          33,927
   1/1/2004 to 12/31/2004                               $1.18963     $1.29291          33,927
   1/1/2005 to 12/31/2005                               $1.29291     $1.46319          33,927
1/1/2006 to 12/31/2006                                  $1.46319     $1.42858          33,927

SP Technology Portfolio

   11/10/2003* to 12/31/2003                            $1.32227     $1.33585           5,923
   1/1/2004 to 12/31/2004                               $1.33585     $1.31286          26,148
   1/1/2005 to 4/29/2005                                $1.31286     $1.17132               0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

   11/10/2003* to 12/31/2003                            $1.26038     $1.34648           7,716

                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE    ACCUMULATION
                                          AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                           OF PERIOD      PERIOD    AT END OF PERIOD
                                          ------------ ------------ -----------------
   1/1/2004 to 12/31/2004                  $ 1.34648    $ 1.54220         24,869
   1/1/2005 to 12/31/2005                  $ 1.54220    $ 1.76414         32,891
1/1/2006 to 12/31/2006                     $ 1.76414    $ 2.09880         41,444

Evergreen Growth And Income Fund

   12/5/2003* to 12/31/2003                $ 9.92194    $10.34023          3,484
   1/1/2004 to 12/31/2004                  $10.34023    $11.01506          3,483
   1/1/2005 to 4/15/2005                   $11.01506    $10.28257              0

Evergreen VA Balanced Fund

   11/10/2003* to 12/31/2003               $ 1.08005    $ 1.12247              0
   1/1/2004 to 12/31/2004                  $ 1.12247    $ 1.17282              0
   1/1/2005 to 12/31/2005                  $ 1.17282    $ 1.21366         11,887
1/1/2006 to 12/31/2006                     $ 1.21366    $ 1.31026         11,888

Evergreen VA Fundamental Large Cap Fund

   12/5/2003* to 12/31/2003                  9.91850    $10.39518         10,586
   1/1/2004 to 12/31/2004                  $10.39518    $11.15728         27,216
   1/1/2005 to 12/31/2005                  $11.15728    $11.95425         31,198
1/1/2006 to 12/31/2006                     $11.95425    $13.23816         31,111

Evergreen VA Growth Fund

   11/10/2003* to 12/31/2003               $ 1.32164    $ 1.34619              0
   1/1/2004 to 12/31/2004                  $ 1.34619    $ 1.50638          1,923
   1/1/2005 to 12/31/2005                  $ 1.50638    $ 1.57716          7,212
1/1/2006 to 12/31/2006                     $ 1.57716    $ 1.72118          7,210

Evergreen VA International Equity Fund

   12/5/2003* to 12/31/2003                $ 9.98985    $10.44021          1,416
   1/1/2004 to 12/31/2004                  $10.44021    $12.23173         15,494
   1/1/2005 to 12/31/2005                  $12.23173    $13.94505         19,815
1/1/2006 to 12/31/2006                     $13.94505    $16.88024         20,357

Evergreen VA Omega Fund

   11/10/2003* to 12/31/2003               $ 1.29646    $ 1.33214         95,238
   1/1/2004 to 12/31/2004                  $ 1.33214    $ 1.40369        305,414
   1/1/2005 to 12/31/2005                  $ 1.40369    $ 1.43256        306,854
1/1/2006 to 12/31/2006                     $ 1.43256    $ 1.49266        240,525

Evergreen VA Special Values Fund

   11/10/2003* to 12/31/2003               $ 1.17585    $ 1.24845              0
   1/1/2004 to 12/31/2004                  $ 1.24845    $ 1.47705         53,368
   1/1/2005 to 12/31/2005                  $ 1.47705    $ 1.60796         61,767
1/1/2006 to 12/31/2006                     $ 1.60796    $ 1.92092         58,401

AST Advanced Strategies Portfolio

   3/20/2006* to 12/31/2006                $ 9.99857    $10.65363              0

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                   $ 9.99857    $ 9.99667              0
   1/1/2006 to 12/31/2006                  $ 9.99667    $11.36629         18,649

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09309    $11.70396             0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07941    $10.30367             0
   1/1/2006 to 12/31/2006                          $10.30367    $12.28871             0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05453    $10.25829             0
   1/1/2006 to 12/31/2006                          $10.25829    $11.82341         1,709

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04980    $11.31658             0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04959    $10.39288             0
   1/1/2006 to 12/31/2006                          $10.39288    $11.50163             0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06629    $10.32542             0
   1/1/2006 to 12/31/2006                          $10.32542    $11.85903             0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04174    $10.30827             0
   1/1/2006 to 12/31/2006                          $10.30827    $11.11094             0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99857    $10.01664             0
   1/1/2006 to 12/31/2006                          $10.01664    $11.00308        12,601

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99857    $10.00666             0
   1/1/2006 to 12/31/2006                          $10.00666    $11.17973        30,102

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14681    $12.00823             0
   1/1/2006 to 12/31/2006                          $12.00823    $16.13799           674

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99857    $10.02663             0
   1/1/2006 to 12/31/2006                          $10.02663    $10.89514        40,106

                                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                 AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                  OF PERIOD      PERIOD    AT END OF PERIOD
                                                                 ------------ ------------ -----------------
AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                                          $10.08463    $10.70700             0
   1/1/2006 to 12/31/2006                                         $10.70700    $12.80982             0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.01104    $10.30402             0
   1/1/2006 to 12/31/2006                                         $10.30402    $10.91273             0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                          $10.04541    $10.00979             0
   1/1/2006 to 12/31/2006                                         $10.00979    $11.80116             0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99857    $10.95012             0
   1/1/2006 to 12/31/2006                                         $10.95012    $12.15183             0

AST First Trust Capital Appreciation Target Portfolio
   3/20/2006* to 12/31/2006                                       $ 9.99857    $10.47604        12,285

AST First Trust Balanced Target Portfolio
   3/20/2006 to 12/31/2006                                        $ 9.99857    $10.57469             0

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                                          $10.01513    $10.61520             0
   1/1/2006 to 12/31/2006                                         $10.61520    $11.59544             0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.03274    $10.75090             0
   1/1/2006 to 12/31/2006                                         $10.75090    $11.62213             0

AST High Yield Portfolio
   (formerly, AST Goldman Sachs High Yield Portfolio)

3/14/2005* to 12/31/2005                                          $ 9.97652    $ 9.85089             0
   1/1/2006 to 12/31/2006                                         $ 9.85089    $10.68405             0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99857    $10.57054             0
   1/1/2006 to 12/31/2006                                         $10.57054    $11.04128             0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.91360    $10.64502             0
   1/1/2006 to 12/31/2006                                         $10.64502    $12.84720         2,209

AST Large-Cap Value Portfolio
   (formerly, AST Hotchkis and Wiley Large-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.07698    $10.54870             0
   1/1/2006 to 12/31/2006                                         $10.54870    $12.28149             0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99857    $ 9.94204             0
   1/1/2006 to 12/31/2006                                         $ 9.94204    $10.72896             0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.12596    $10.89480             0

                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                     UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                    AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                     OF PERIOD      PERIOD    AT END OF PERIOD
                                                    ------------ ------------ -----------------
   1/1/2006 to 12/31/2006                            $10.89480    $11.48278             0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                             $ 9.96597    $10.46963         2,074
   1/1/2006 to 12/31/2006                            $10.46963    $12.79078             0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                             $10.03665    $10.75107             0
   1/1/2006 to 12/31/2006                            $10.75107    $11.58767             0

AST Mid Cap Value Portfolio
   (formerly, AST Gabelli All-Cap Value Portfolio)

3/14/2005* to 12/31/2005                             $10.06474    $10.34492             0
   1/1/2006 to 12/31/2006                            $10.34492    $11.61572             0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                             $10.05547    $11.32716             0
   1/1/2006 to 12/31/2006                            $11.32716    $12.69768             0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                             $10.02168    $10.87658             0
   1/1/2006 to 12/31/2006                            $10.87658    $11.83925           902

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                             $ 9.99857    $10.04905             0
   1/1/2006 to 12/31/2006                            $10.04905    $10.25413         4,481

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                             $ 9.99857    $10.03662             0
   1/1/2006 to 12/31/2006                            $10.03662    $10.64975             0

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                             $10.04838    $10.63867             0
   1/1/2006 to 12/31/2006                            $10.63867    $12.55205             0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                             $10.02839    $10.34748             0
   1/1/2006 to 12/31/2006                            $10.34748    $11.44053             0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                             $ 9.94911    $ 9.44213             0
   1/1/2006 to 12/31/2006                            $ 9.44213    $ 9.86229             0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                             $10.00257    $11.72986             0
   1/1/2006 to 12/31/2006                            $11.72986    $13.35751             0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88074    $12.05243             0
   1/1/2006 to 12/31/2006                                $12.05243    $15.94128             0

Janus Aspen Large Cap Growth Portfolio - Service Shares

   11/10/2003* to 12/31/2003                             $ 1.19390    $ 1.24188        18,485
   1/1/2004 to 12/31/2004                                $ 1.24188    $ 1.27175        18,485
   1/1/2005 to 12/31/2005                                $ 1.27175    $ 1.30011        24,096
1/1/2006 to 12/31/2006                                   $ 1.30011    $ 1.42003        24,097

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                       STRATEGIC PARTNERS ANNUITY ONE 3
         BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT (2.00)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005                       $10.06177    $11.78772           0
1/1/2006 to 12/31/2006                         $11.78772    $11.76376           0

Prudential Equity Portfolio

3/14/2005* to 12/31/2005                       $10.04815    $11.07519           0
1/1/2006 to 12/31/2006                         $11.07519    $12.22350           0

Prudential Global Portfolio

3/14/2005* to 12/31/2005                       $ 9.98632    $11.31248           0
1/1/2006 to 12/31/2006                         $11.31248    $13.27058           0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005                       $10.00024    $10.08772           0
1/1/2006 to 12/31/2006                         $10.08772    $10.36025           0

Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                       $10.05629    $10.35788           0
1/1/2006 to 12/31/2006                         $10.35788    $11.73400           0

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
Prudential Value Portfolio

3/14/2005* to 12/31/2005                              $10.03765    $11.23352             0
1/1/2006 to 12/31/2006                                $11.23352    $13.20981             0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.03204    $10.95894             0
1/1/2006 to 12/31/2006                                $10.95894    $12.27809             0

SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                               $10.06899    $ 9.48565             0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                              $10.02533    $10.21401             0
1/1/2006 to 12/31/2006                                $10.21401    $11.62155             0

SP T. Rowe Price Large-Cap Growth Portfolio

3/14/2005* to 12/31/2005                              $10.03032    $12.10593             0
1/1/2006 to 12/31/2006                                $12.10593    $12.57084             0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.01729    $10.65024        47,884
1/1/2006 to 12/31/2006                                $10.65024    $11.55811        47,052

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.00734    $10.47908             0
1/1/2006 to 12/31/2006                                $10.47908    $11.16484             0

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                              $10.02525    $10.60473             0
1/1/2006 to 12/31/2006                                $10.60473    $11.95928             0

SP Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                              $10.05747    $10.48505             0
1/1/2006 to 12/31/2006                                $10.48505    $11.78115             0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.02917    $10.81701        16,918
1/1/2006 to 12/31/2006                                $10.81701    $11.97192        16,724

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                              $10.07596    $10.45971             0
1/1/2006 to 12/31/2006                                $10.45971    $12.14956             0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                              $ 9.91235    $10.64312             0
1/1/2006 to 12/31/2006                                $10.64312    $13.47116             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                                $10.05618    $ 9.60596            0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.02845    $10.67070            0
1/1/2006 to 12/31/2006                                 $10.67070    $10.25869            0

SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.98911    $10.11520            0
1/1/2006 to 12/31/2006                                 $10.11520    $10.86034            0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                               $ 9.99837    $10.14640            0
1/1/2006 to 12/31/2006                                 $10.14640    $10.31390            0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03597    $11.72183            0
1/1/2006 to 12/31/2006                                 $11.72183    $12.59428            0

SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03058    $10.49152            0
1/1/2006 to 12/31/2006                                 $10.49152    $11.56036            0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                               $10.07379    $11.96474            0
1/1/2006 to 12/31/2006                                 $11.96474    $11.65317            0

SP Technology Portfolio

3/14/2005* to 4/29/2005                                $10.04332    $ 9.59243            0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                               $ 9.92653    $11.27341            0
1/1/2006 to 12/31/2006                                 $11.27341    $13.37927            0

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                               $ 9.99837    $10.63315          988

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99837    $ 9.99478            0
1/1/2006 to 12/31/2006                                 $ 9.99478    $11.33625            0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                               $10.09289    $11.68298            0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                               $10.07921    $10.28329            0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
1/1/2006 to 12/31/2006                             $10.28329    $12.23446              0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05432    $10.23808              0
1/1/2006 to 12/31/2006                             $10.23808    $11.77136              0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04960    $11.29641              0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04939    $10.37238              0
1/1/2006 to 12/31/2006                             $10.37238    $11.45078              0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06609    $10.30508              0
1/1/2006 to 12/31/2006                             $10.30508    $11.80673              0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04154    $10.28803              0
1/1/2006 to 12/31/2006                             $10.28803    $11.06202              0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99837    $10.01475            999
1/1/2006 to 12/31/2006                             $10.01475    $10.97421        145,431

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99837    $10.00476              0
1/1/2006 to 12/31/2006                             $10.00476    $11.15035        128,777

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14661    $11.98449              0
1/1/2006 to 12/31/2006                             $11.98449    $16.06675              0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99837    $10.02475         12,820
1/1/2006 to 12/31/2006                             $10.02475    $10.86648         43,012

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                           $10.08443    $10.68583              0
1/1/2006 to 12/31/2006                             $10.68583    $12.75305              0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                           $10.01084    $10.28365              0
1/1/2006 to 12/31/2006                             $10.28365    $10.86446              0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04521    $ 9.98999            0
1/1/2006 to 12/31/2006                                 $ 9.98999    $11.74897            0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99837    $10.92849            0
1/1/2006 to 12/31/2006                                 $10.92849    $12.09814            0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99837    $10.45581          487

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99837    $10.55436          518

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01493    $10.59416            0
1/1/2006 to 12/31/2006                                 $10.59416    $11.54409            0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03254    $10.72971            0
1/1/2006 to 12/31/2006                                 $10.72971    $11.57079            0

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97632    $ 9.83138            0
1/1/2006 to 12/31/2006                                 $ 9.83138    $10.63693            0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99837    $10.54976            0
1/1/2006 to 12/31/2006                                 $10.54976    $10.99262            0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.91340    $10.62393            0
1/1/2006 to 12/31/2006                                 $10.62393    $12.79052            0

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.07678    $10.52787            0
1/1/2006 to 12/31/2006                                 $10.52787    $12.22726            0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                               $ 9.99837    $ 9.92247            0
1/1/2006 to 12/31/2006                                 $ 9.92247    $10.68176            0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                               $10.12576    $10.87333            0
1/1/2006 to 12/31/2006                                 $10.87333    $11.43214            0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.96577    $10.44900            0
1/1/2006 to 12/31/2006                                 $10.44900    $12.73424            0

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03644    $10.72987             0
1/1/2006 to 12/31/2006                         $10.72987    $11.53646             0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06454    $10.32446             0
1/1/2006 to 12/31/2006                         $10.32446    $11.56440             0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05527    $11.30484             0
1/1/2006 to 12/31/2006                         $11.30484    $12.64173             0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02148    $10.85515             0
1/1/2006 to 12/31/2006                         $10.85515    $11.78698             0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99837    $10.02962             0
1/1/2006 to 12/31/2006                         $10.02962    $10.20929             0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                       $ 9.99837    $10.03474             0
1/1/2006 to 12/31/2006                         $10.03474    $10.62171        10,571

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.04818    $10.61759             0
1/1/2006 to 12/31/2006                         $10.61759    $12.49653             0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                       $10.02819    $10.32700             0
1/1/2006 to 12/31/2006                         $10.32700    $11.38999             0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.94891    $ 9.42345             0
1/1/2006 to 12/31/2006                         $ 9.42345    $ 9.81863             0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                       $10.00237    $11.70665             0
1/1/2006 to 12/31/2006                         $11.70665    $13.29851             0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                       $ 9.88054    $12.02867             0
1/1/2006 to 12/31/2006                         $12.02867    $15.87099             0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
Janus Aspen Large Cap Growth Portfolio - Service Shares

3/14/2005* to 12/31/2005                                 $10.04431    $10.36746           0
1/1/2006 to 12/31/2006                                   $10.36746    $11.29630           0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3
         BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT (2.00)

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005                         $10.06177    $11.78772           0
1/1/2006 to 12/31/2006                           $11.78772    $11.76376           0

Prudential Equity Portfolio

3/14/2005* to 12/31/2005                         $10.04815    $11.07519           0
1/1/2006 to 12/31/2006                           $11.07519    $12.22350           0

Prudential Global Portfolio

3/14/2005* to 12/31/2005                         $ 9.98632    $11.31248           0
1/1/2006 to 12/31/2006                           $11.31248    $13.27058           0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005                         $10.00024    $10.08772           0
1/1/2006 to 12/31/2006                           $10.08772    $10.36025           0

Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                         $10.05629    $10.35788           0
1/1/2006 to 12/31/2006                           $10.35788    $11.73400           0

Prudential Value Portfolio

3/14/2005* to 12/31/2005                         $10.03765    $11.23352           0
1/1/2006 to 12/31/2006                           $11.23352    $13.20981           0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.03204    $10.95894           0
1/1/2006 to 12/31/2006                           $10.95894    $12.27809           0

                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                                ------------ ------------ -----------------
SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                                          $10.06899    $ 9.48565             0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                                         $10.02533    $10.21401             0
1/1/2006 to 12/31/2006                                           $10.21401    $11.62155             0

SP T. Rowe Price Large-Cap Growth Portfolio
   (formerly, SP AllianceBernstein Large-Cap Growth Portfolio)

3/14/2005* to 12/31/2005                                         $10.03032    $12.10593             0
1/1/2006 to 12/31/2006                                           $12.10593    $12.57084             0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.01729    $10.65024        47,884
1/1/2006 to 12/31/2006                                           $10.65024    $11.55811        47,052

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.00734    $10.47908             0
1/1/2006 to 12/31/2006                                           $10.47908    $11.16484             0

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                                         $10.02525    $10.60473             0
1/1/2006 to 12/31/2006                                           $10.60473    $11.95928             0

SP Small-Cap Value Portfolio
   (formerly, SP Goldman Sachs Small-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                         $10.05747    $10.48505             0
1/1/2006 to 12/31/2006                                           $10.48505    $11.78115             0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.02917    $10.81701        16,918
1/1/2006 to 12/31/2006                                           $10.81701    $11.97192        16,724

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                                         $10.07596    $10.45971             0
1/1/2006 to 12/31/2006                                           $10.45971    $12.14956             0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                                         $ 9.91235    $10.64312             0
1/1/2006 to 12/31/2006                                           $10.64312    $13.47116             0

SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                                          $10.05618    $ 9.60596             0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                                         $10.02845    $10.67070             0
1/1/2006 to 12/31/2006                                           $10.67070    $10.25869             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.98911    $10.11520           0
1/1/2006 to 12/31/2006                                 $10.11520    $10.86034           0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                               $ 9.99837    $10.14640           0
1/1/2006 to 12/31/2006                                 $10.14640    $10.31390           0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03597    $11.72183           0
1/1/2006 to 12/31/2006                                 $11.72183    $12.59428           0

SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03058    $10.49152           0
1/1/2006 to 12/31/2006                                 $10.49152    $11.56036           0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                               $10.07379    $11.96474           0
1/1/2006 to 12/31/2006                                 $11.96474    $11.65317           0

SP Technology Portfolio

3/14/2005* to 4/29/2005                                $10.04332    $ 9.59243           0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                               $ 9.92653    $11.27341           0
1/1/2006 to 12/31/2006                                 $11.27341    $13.37927           0

Evergreen Growth And Income Fund

3/14/2005* to 4/15/2005                                       --           --          --

Evergreen VA Balanced Fund

3/14/2005* to 12/31/2005                                      --           --          --
1/1/2006 to 12/31/2006                                        --           --          --

Evergreen VA Fundamental Large Cap Fund

3/14/2005* to 12/31/2005                                      --           --          --
1/1/2006 to 12/31/2006                                        --           --          --

Evergreen VA Growth Fund

3/14/2005* to 12/31/2005                                      --           --          --
1/1/2006 to 12/31/2006                                        --           --          --

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
Evergreen VA International Equity Fund

3/14/2005* to 12/31/2005                                  --           --           --
1/1/2006 to 12/31/2006                                    --           --           --

Evergreen VA Omega Fund

3/14/2005* to 12/31/2005                                  --           --           --
1/1/2006 to 12/31/2006                                    --           --           --

Evergreen VA Special Values Fund

3/14/2005* to 12/31/2005                                  --           --           --
1/1/2006 to 12/31/2006                                    --           --           --

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                           $ 9.99837    $10.63315          988

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99837    $ 9.99478            0
1/1/2006 to 12/31/2006                             $ 9.99478    $11.33625            0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09289    $11.68298            0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07921    $10.28329            0
1/1/2006 to 12/31/2006                             $10.28329    $12.23446            0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05432    $10.23808            0
1/1/2006 to 12/31/2006                             $10.23808    $11.77136            0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04960    $11.29641            0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04939    $10.37238            0
1/1/2006 to 12/31/2006                             $10.37238    $11.45078            0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06609    $10.30508            0
1/1/2006 to 12/31/2006                             $10.30508    $11.80673            0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04154    $10.28803            0
1/1/2006 to 12/31/2006                             $10.28803    $11.06202            0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99837    $10.01475          999

                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                       AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                        OF PERIOD      PERIOD    AT END OF PERIOD
                                                       ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                  $10.01475    $10.97421        145,431

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                $ 9.99837    $10.00476              0
1/1/2006 to 12/31/2006                                  $10.00476    $11.15035        128,777

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                                $10.14661    $11.98449              0
1/1/2006 to 12/31/2006                                  $11.98449    $16.06675              0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                $ 9.99837    $10.02475         12,820
1/1/2006 to 12/31/2006                                  $10.02475    $10.86648         43,012

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                                $10.08443    $10.68583              0
1/1/2006 to 12/31/2006                                  $10.68583    $12.75305              0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                $10.01084    $10.28365              0
1/1/2006 to 12/31/2006                                  $10.28365    $10.86446              0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                $10.04521    $ 9.98999              0
1/1/2006 to 12/31/2006                                  $ 9.98999    $11.74897              0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                                $ 9.99837    $10.92849              0
1/1/2006 to 12/31/2006                                  $10.92849    $12.09814              0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                                $ 9.99837    $10.45581            487

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                                $ 9.99837    $10.55436            518

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                                $10.01493    $10.59416              0
1/1/2006 to 12/31/2006                                  $10.59416    $11.54409              0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                                $10.03254    $10.72971              0
1/1/2006 to 12/31/2006                                  $10.72971    $11.57079              0

AST High Yield Portfolio
   (formerly, AST Goldman Sachs High Yield Portfolio)

3/14/2005* to 12/31/2005                                $ 9.97632    $ 9.83138              0
1/1/2006 to 12/31/2006                                  $ 9.83138    $10.63693              0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                $ 9.99837    $10.54976              0
1/1/2006 to 12/31/2006                                  $10.54976    $10.99262              0

                                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                 AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                  OF PERIOD      PERIOD    AT END OF PERIOD
                                                                 ------------ ------------ -----------------
AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.91340    $10.62393             0
1/1/2006 to 12/31/2006                                            $10.62393    $12.79052             0

AST Large-Cap Value Portfolio
   (formerly, AST Hotchkis and Wiley Large-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.07678    $10.52787             0
1/1/2006 to 12/31/2006                                            $10.52787    $12.22726             0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99837    $ 9.92247             0
1/1/2006 to 12/31/2006                                            $ 9.92247    $10.68176             0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.12576    $10.87333             0
1/1/2006 to 12/31/2006                                            $10.87333    $11.43214             0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.96577    $10.44900             0
1/1/2006 to 12/31/2006                                            $10.44900    $12.73424             0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.03644    $10.72987             0
1/1/2006 to 12/31/2006                                            $10.72987    $11.53646             0

AST Mid Cap Value Portfolio
   (formerly, AST Gabelli All-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.06454    $10.32446             0
1/1/2006 to 12/31/2006                                            $10.32446    $11.56440             0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.05527    $11.30484             0
1/1/2006 to 12/31/2006                                            $11.30484    $12.64173             0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                                          $10.02148    $10.85515             0
1/1/2006 to 12/31/2006                                            $10.85515    $11.78698             0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99837    $10.02962             0
1/1/2006 to 12/31/2006                                            $10.02962    $10.20929             0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                          $ 9.99837    $10.03474             0
1/1/2006 to 12/31/2006                                            $10.03474    $10.62171        10,571

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04818    $10.61759           0
1/1/2006 to 12/31/2006                                   $10.61759    $12.49653           0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02819    $10.32700           0
1/1/2006 to 12/31/2006                                   $10.32700    $11.38999           0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94891    $ 9.42345           0
1/1/2006 to 12/31/2006                                   $ 9.42345    $ 9.81863           0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00237    $11.70665           0
1/1/2006 to 12/31/2006                                   $11.70665    $13.29851           0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88054    $12.02867           0
1/1/2006 to 12/31/2006                                   $12.02867    $15.87099           0

Janus Aspen Large Cap Growth Portfolio - Service Shares

3/14/2005* to 12/31/2005                                 $10.04431    $10.36746           0
1/1/2006 to 12/31/2006                                   $10.36746    $11.29630           0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                       STRATEGIC PARTNERS ANNUITY ONE 3
         BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/ CREDIT (2.10)

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005                       $10.06169    $11.77848           0
1/1/2006 to 12/31/2006                         $11.77848    $11.74310           0

Prudential Equity Portfolio

3/14/2005* to 12/31/2005                       $10.04807    $11.06630           0
1/1/2006 to 12/31/2006                         $11.06630    $12.20172           0

                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
Prudential Global Portfolio

3/14/2005* to 12/31/2005                         $ 9.98624    $11.30360              0
1/1/2006 to 12/31/2006                           $11.30360    $13.24717              0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005                         $10.00016    $10.07977              0
1/1/2006 to 12/31/2006                           $10.07977    $10.34198              0

Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                         $10.05621    $10.34960              0
1/1/2006 to 12/31/2006                           $10.34960    $11.71314              0

Prudential Value Portfolio

3/14/2005* to 12/31/2005                         $10.03757    $11.22469              0
1/1/2006 to 12/31/2006                           $11.22469    $13.18650              0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.03196    $10.95023              0
1/1/2006 to 12/31/2006                           $10.95023    $12.25646              0

SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                          $10.06891    $ 9.48442              0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                         $10.02525    $10.20591              0
1/1/2006 to 12/31/2006                           $10.20591    $11.60101              0

SP T. Rowe Price Large-Cap Growth Portfolio

3/14/2005* to 12/31/2005                         $10.03024    $12.09646              0
1/1/2006 to 12/31/2006                           $12.09646    $12.54878              0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.01721    $10.64178        532,449
1/1/2006 to 12/31/2006                           $10.64178    $11.53767        623,232

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.00726    $10.47083        100,490
1/1/2006 to 12/31/2006                           $10.47083    $11.14515        109,100

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                         $10.02517    $10.59636              0
1/1/2006 to 12/31/2006                           $10.59636    $11.93825              0

SP Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                         $10.05739    $10.47679              0

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                $10.47679    $11.76027              0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.02909    $10.80856        712,322
1/1/2006 to 12/31/2006                                $10.80856    $11.95095        763,995

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                              $10.07588    $10.45142              0
1/1/2006 to 12/31/2006                                $10.45142    $12.12809              0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                              $ 9.91227    $10.63478              0
1/1/2006 to 12/31/2006                                $10.63478    $13.44746              0

SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                               $10.05610    $ 9.60473              0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                              $10.02837    $10.66235              0
1/1/2006 to 12/31/2006                                $10.66235    $10.24070              0

SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                              $ 9.98903    $10.10720              0
1/1/2006 to 12/31/2006                                $10.10720    $10.84110              0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                              $ 9.99829    $10.13831              0
1/1/2006 to 12/31/2006                                $10.13831    $10.29556              0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                              $10.03589    $11.71262              0
1/1/2006 to 12/31/2006                                $11.71262    $12.57208              0

SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                              $10.03050    $10.48333              0
1/1/2006 to 12/31/2006                                $10.48333    $11.54014              0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                              $10.07371    $11.95534              0
1/1/2006 to 12/31/2006                                $11.95534    $11.63275              0

SP Technology Portfolio

3/14/2005* to 4/29/2005                               $10.04324    $ 9.59118              0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                           $ 9.92645    $11.26453               0
1/1/2006 to 12/31/2006                             $11.26453    $13.35573               0

AST Advanced Strategies Portfolio
3/20/2006* to 12/31/2006                           $ 9.99829    $10.62496          89,865

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99829    $ 9.99403               0
1/1/2006 to 12/31/2006                             $ 9.99403    $11.32444               0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09281    $11.67471               0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07913    $10.27514               0
1/1/2006 to 12/31/2006                             $10.27514    $12.21281               0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05424    $10.23004               0
1/1/2006 to 12/31/2006                             $10.23004    $11.75065               0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04952    $11.28823               0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04931    $10.36410               0
1/1/2006 to 12/31/2006                             $10.36410    $11.43057               0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06601    $10.29700               0
1/1/2006 to 12/31/2006                             $10.29700    $11.78602               0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04146    $10.27989               0
1/1/2006 to 12/31/2006                             $10.27989    $11.04245               0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99829    $10.01400          86,630
1/1/2006 to 12/31/2006                             $10.01400    $10.96256       1,587,635

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99829    $10.00402          16,177
1/1/2006 to 12/31/2006                             $10.00402    $11.13864       1,215,170

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14653    $11.97504               0
1/1/2006 to 12/31/2006                             $11.97504    $16.03849               0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99829    $10.02399         26,140
1/1/2006 to 12/31/2006                                 $10.02399    $10.85494        563,371

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08435    $10.67741              0
1/1/2006 to 12/31/2006                                 $10.67741    $12.73070              0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01076    $10.27555              0
1/1/2006 to 12/31/2006                                 $10.27555    $10.84539              0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04513    $ 9.98209              0
1/1/2006 to 12/31/2006                                 $ 9.98209    $11.72822              0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99829    $10.92003              0
1/1/2006 to 12/31/2006                                 $10.92003    $12.07703              0

AST First Trust Capital Appreciation Target Portfolio
3/20/2006* to 12/31/2006                               $ 9.99829    $10.44781         45,180

AST First Trust Balanced Target Portfolio
3/20/2006* to 12/31/2006                               $ 9.99829    $10.54620         86,221

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01485    $10.58587              0
1/1/2006 to 12/31/2006                                 $10.58587    $11.52382              0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03245    $10.72123              0
1/1/2006 to 12/31/2006                                 $10.72123    $11.55044              0

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97624    $ 9.82358              0
1/1/2006 to 12/31/2006                                 $ 9.82358    $10.61807              0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99829    $10.54142              0
1/1/2006 to 12/31/2006                                 $10.54142    $10.97316              0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                               $ 9.91332    $10.61555              0
1/1/2006 to 12/31/2006                                 $10.61555    $12.76794              0

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.07670    $10.51960              0
1/1/2006 to 12/31/2006                                 $10.51960    $12.20570              0

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                       $ 9.99829    $ 9.91460              0
1/1/2006 to 12/31/2006                         $ 9.91460    $10.66276              0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12568    $10.86478              0
1/1/2006 to 12/31/2006                         $10.86478    $11.41196              0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96569    $10.44078              0
1/1/2006 to 12/31/2006                         $10.44078    $12.71184              0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03636    $10.72141              0
1/1/2006 to 12/31/2006                         $10.72141    $11.51619              0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06446    $10.31638              0
1/1/2006 to 12/31/2006                         $10.31638    $11.54398              0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05519    $11.29605              0
1/1/2006 to 12/31/2006                         $11.29605    $12.61948              0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02140    $10.84658              0
1/1/2006 to 12/31/2006                         $10.84658    $11.76632              0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99829    $10.02151              0
1/1/2006 to 12/31/2006                         $10.02151    $10.19107              0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                       $ 9.99829    $10.03401              0
1/1/2006 to 12/31/2006                         $10.03401    $10.61053        210,114

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.04810    $10.60928              0
1/1/2006 to 12/31/2006                         $10.60928    $12.47456              0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                       $10.02811    $10.31884              0
1/1/2006 to 12/31/2006                         $10.31884    $11.36989              0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94883    $ 9.41604           0
1/1/2006 to 12/31/2006                                   $ 9.41604    $ 9.80134           0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00229    $11.69746           0
1/1/2006 to 12/31/2006                                   $11.69746    $13.27510           0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88046    $12.01913           0
1/1/2006 to 12/31/2006                                   $12.01913    $15.84297           0

Janus Aspen Large Cap Growth Portfolio - Service Shares

3/14/2005* to 12/31/2005                                 $10.04423    $10.35921           0
1/1/2006 to 12/31/2006                                   $10.35921    $11.27622           0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3
         BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/ CREDIT (2.10)

                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                  ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005           $10.06169    $11.77848           0
1/1/2006 to 12/31/2006             $11.77848    $11.74310           0

Prudential Equity Portfolio

3/14/2005* to 12/31/2005           $10.04807    $11.06630           0
1/1/2006 to 12/31/2006             $11.06630    $12.20172           0

Prudential Global Portfolio

3/14/2005* to 12/31/2005           $ 9.98624    $11.30360           0
1/1/2006 to 12/31/2006             $11.30360    $13.24717           0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005           $10.00016    $10.07977           0
1/1/2006 to 12/31/2006             $10.07977    $10.34198           0

                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                                ------------ ------------ -----------------
Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                                         $10.05621    $10.34960              0
1/1/2006 to 12/31/2006                                           $10.34960    $11.71314              0

Prudential Value Portfolio

3/14/2005* to 12/31/2005                                         $10.03757    $11.22469              0
1/1/2006 to 12/31/2006                                           $11.22469    $13.18650              0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.03196    $10.95023              0
1/1/2006 to 12/31/2006                                           $10.95023    $12.25646              0

SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                                          $10.06891    $ 9.48442              0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                                         $10.02525    $10.20591              0
1/1/2006 to 12/31/2006                                           $10.20591    $11.60101              0

SP T. Rowe Price Large-Cap Growth Portfolio
   (formerly, SP AllianceBernstein Large-Cap Growth Portfolio)

3/14/2005* to 12/31/2005                                         $10.03024    $12.09646              0
1/1/2006 to 12/31/2006                                           $12.09646    $12.54878              0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.01721    $10.64178        532,449
1/1/2006 to 12/31/2006                                           $10.64178    $11.53767        623,232

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.00726    $10.47083        100,490
1/1/2006 to 12/31/2006                                           $10.47083    $11.14515        109,100

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                                         $10.02517    $10.59636              0
1/1/2006 to 12/31/2006                                           $10.59636    $11.93825              0

SP Small-Cap Value Portfolio
   (formerly, SP Goldman Sachs Small-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                         $10.05739    $10.47679              0
1/1/2006 to 12/31/2006                                           $10.47679    $11.76027              0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.02909    $10.80856        712,322
1/1/2006 to 12/31/2006                                           $10.80856    $11.95095        763,995

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                                         $10.07588    $10.45142              0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                 $10.45142    $12.12809           0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                               $ 9.91227    $10.63478           0
1/1/2006 to 12/31/2006                                 $10.63478    $13.44746           0

SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                                $10.05610    $ 9.60473           0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.02837    $10.66235           0
1/1/2006 to 12/31/2006                                 $10.66235    $10.24070           0

SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.98903    $10.10720           0
1/1/2006 to 12/31/2006                                 $10.10720    $10.84110           0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                               $ 9.99829    $10.13831           0
1/1/2006 to 12/31/2006                                 $10.13831    $10.29556           0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03589    $11.71262           0
1/1/2006 to 12/31/2006                                 $11.71262    $12.57208           0

SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03050    $10.48333           0
1/1/2006 to 12/31/2006                                 $10.48333    $11.54014           0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                               $10.07371    $11.95534           0
1/1/2006 to 12/31/2006                                 $11.95534    $11.63275           0

SP Technology Portfolio

3/14/2005* to 4/29/2005                                $10.04324    $ 9.59118           0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                               $ 9.92645    $11.26453           0
1/1/2006 to 12/31/2006                                 $11.26453    $13.35573           0

Evergreen Growth And Income Fund

3/14/2005* to 4/15/2005                                $10.04484    $ 9.43568           0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
Evergreen VA Balanced Fund

3/14/2005* to 12/31/2005                           $10.02764    $10.43776             0
1/1/2006 to 12/31/2006                             $10.43776    $11.23051             0

Evergreen VA Fundamental Large Cap Fund

3/14/2005* to 12/31/2005                           $10.03996    $10.56710             0
1/1/2006 to 12/31/2006                             $10.56710    $11.66197             0

Evergreen VA Growth Fund

3/14/2005* to 12/31/2005                           $10.02790    $10.70035             0
1/1/2006 to 12/31/2006                             $10.70035    $11.63746             0

Evergreen VA International Equity Fund

3/14/2005* to 12/31/2005                           $ 9.89928    $10.96404             0
1/1/2006 to 12/31/2006                             $10.96404    $13.22646             0

Evergreen VA Omega Fund

3/14/2005* to 12/31/2005                           $10.01747    $10.57820             0
1/1/2006 to 12/31/2006                             $10.57820    $10.98451             0

Evergreen VA Special Values Fund

3/14/2005* to 12/31/2005                           $10.04628    $10.65735             0
1/1/2006 to 12/31/2006                             $10.65735    $12.68813             0

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                           $ 9.99829    $10.62496        89.865

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99829    $ 9.99403             0
1/1/2006 to 12/31/2006                             $ 9.99403    $11.32444             0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                           $10.09281    $11.67471             0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07913    $10.27514             0
1/1/2006 to 12/31/2006                             $10.27514    $12.21281             0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05424    $10.23004             0
1/1/2006 to 12/31/2006                             $10.23004    $11.75065             0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04952    $11.28823             0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04931    $10.36410             0
1/1/2006 to 12/31/2006                             $10.36410    $11.43057             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                               $10.06601    $10.29700               0
1/1/2006 to 12/31/2006                                 $10.29700    $11.78602               0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                               $10.04146    $10.27989               0
1/1/2006 to 12/31/2006                                 $10.27989    $11.04245               0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99829    $10.01400          86,630
1/1/2006 to 12/31/2006                                 $10.01400    $10.96256       1,587,635

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99829    $10.00402          16,177
1/1/2006 to 12/31/2006                                 $10.00402    $11.13864       1,215,170

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                               $10.14653    $11.97504               0
1/1/2006 to 12/31/2006                                 $11.97504    $16.03849               0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99829    $10.02399          26,140
1/1/2006 to 12/31/2006                                 $10.02399    $10.85494         563,371

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08435    $10.67741               0
1/1/2006 to 12/31/2006                                 $10.67741    $12.73070               0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01076    $10.27555               0
1/1/2006 to 12/31/2006                                 $10.27555    $10.84539               0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04513    $ 9.98209               0
1/1/2006 to 12/31/2006                                 $ 9.98209    $11.72822               0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99829    $10.92003               0
1/1/2006 to 12/31/2006                                 $10.92003    $12.07703               0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99829    $10.44781          45,180

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99829    $10.54620          86,221

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01485    $10.58587               0
1/1/2006 to 12/31/2006                                 $10.58587    $11.52382               0

                                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                 AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                  OF PERIOD      PERIOD    AT END OF PERIOD
                                                                 ------------ ------------ -----------------
AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.03245    $10.72123           0
1/1/2006 to 12/31/2006                                            $10.72123    $11.55044           0

AST High Yield Portfolio
   (formerly, AST Goldman Sachs High Yield Portfolio)

3/14/2005* to 12/31/2005                                          $ 9.97624    $ 9.82358           0
1/1/2006 to 12/31/2006                                            $ 9.82358    $10.61807           0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99829    $10.54142           0
1/1/2006 to 12/31/2006                                            $10.54142    $10.97316           0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.91332    $10.61555           0
1/1/2006 to 12/31/2006                                            $10.61555    $12.76794           0

AST Large-Cap Value Portfolio
   (formerly, AST Hotchkis and Wiley Large-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.07670    $10.51960           0
1/1/2006 to 12/31/2006                                            $10.51960    $12.20570           0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99829    $ 9.91460           0
1/1/2006 to 12/31/2006                                            $ 9.91460    $10.66276           0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.12568    $10.86478           0
1/1/2006 to 12/31/2006                                            $10.86478    $11.41196           0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.96569    $10.44078           0
1/1/2006 to 12/31/2006                                            $10.44078    $12.71184           0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.03636    $10.72141           0
1/1/2006 to 12/31/2006                                            $10.72141    $11.51619           0

AST Mid Cap Value Portfolio
   (formerly, AST Gabelli All-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.06446    $10.31638           0
1/1/2006 to 12/31/2006                                            $10.31638    $11.54398           0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.05519    $11.29605           0
1/1/2006 to 12/31/2006                                            $11.29605    $12.61948           0

                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                       AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                        OF PERIOD      PERIOD    AT END OF PERIOD
                                                       ------------ ------------ -----------------
AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                                $10.02140    $10.84658              0
1/1/2006 to 12/31/2006                                  $10.84658    $11.76632              0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                                $ 9.99829    $10.02151              0
1/1/2006 to 12/31/2006                                  $10.02151    $10.19107              0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                $ 9.99829    $10.03401              0
1/1/2006 to 12/31/2006                                  $10.03401    $10.61053        210,114

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                $10.04810    $10.60928              0
1/1/2006 to 12/31/2006                                  $10.60928    $12.47456              0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                $10.02811    $10.31884              0
1/1/2006 to 12/31/2006                                  $10.31884    $11.36989              0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                $ 9.94883    $ 9.41604              0
1/1/2006 to 12/31/2006                                  $ 9.41604    $ 9.80134              0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                $10.00229    $11.69746              0
1/1/2006 to 12/31/2006                                  $11.69746    $13.27510              0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                $ 9.88046    $12.01913              0
1/1/2006 to 12/31/2006                                  $12.01913    $15.84297              0

Janus Aspen Large Cap Growth Portfolio--Service Shares

3/14/2005 to 12/31/2005                                 $10.04423    $10.35921              0
1/1/2006 to 12/31/2006                                  $10.35921    $11.27622              0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                       STRATEGIC PARTNERS ANNUITY ONE 3

            STEP-UP GMDB, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25)


                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005                         $10.06157    $11.76453             0
1/1/2006 to 12/31/2006                           $11.76453    $11.71202             0

Prudential Equity Portfolio

3/14/2005* to 12/31/2005                         $10.04794    $11.05333             0
1/1/2006 to 12/31/2006                           $11.05333    $12.16962             0

Prudential Global Portfolio

3/14/2005* to 12/31/2005                         $ 9.98612    $11.29015             0
1/1/2006 to 12/31/2006                           $11.29015    $13.21211             0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005                         $10.00004    $10.06787             0
1/1/2006 to 12/31/2006                           $10.06787    $10.31466             0

Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                         $10.05609    $10.33742             0
1/1/2006 to 12/31/2006                           $10.33742    $11.68222             0

Prudential Value Portfolio

3/14/2005* to 12/31/2005                         $10.03744    $11.21151             0
1/1/2006 to 12/31/2006                           $11.21151    $13.15175             0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.03184    $10.93736             0
1/1/2006 to 12/31/2006                           $10.93736    $12.22411             0

SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                          $10.06879    $ 9.48254             0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                         $10.02513    $10.19391             0
1/1/2006 to 12/31/2006                           $10.19391    $11.57046             0

SP T. Rowe Price Large-Cap Growth Portfolio

3/14/2005* to 12/31/2005                         $10.03012    $12.08212             0
1/1/2006 to 12/31/2006                           $12.08212    $12.51556             0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                         $10.01709    $10.62927        19,344

                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                     AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                      OF PERIOD      PERIOD    AT END OF PERIOD
                                                     ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                $10.62927    $11.50730        24,593

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.00714    $10.45845         2,799
1/1/2006 to 12/31/2006                                $10.45845    $11.11563         2,693

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                              $10.02505    $10.58382             0
1/1/2006 to 12/31/2006                                $10.58382    $11.90666             0

SP Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                              $10.05726    $10.46444             0
1/1/2006 to 12/31/2006                                $10.46444    $11.72928             0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                              $10.02897    $10.79578        60,225
1/1/2006 to 12/31/2006                                $10.79578    $11.91941        64,137

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                              $10.07576    $10.43901             0
1/1/2006 to 12/31/2006                                $10.43901    $12.09601             0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                              $ 9.91215    $10.62225             0
1/1/2006 to 12/31/2006                                $10.62225    $13.41201             0

SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                               $10.05597    $ 9.60285             0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                              $10.02825    $10.64972             0
1/1/2006 to 12/31/2006                                $10.64972    $10.21357             0

SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                              $ 9.98891    $10.09534             0
1/1/2006 to 12/31/2006                                $10.09534    $10.81267             0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                              $ 9.99817    $10.12642             0
1/1/2006 to 12/31/2006                                $10.12642    $10.26839             0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                              $10.03577    $11.69877             0
1/1/2006 to 12/31/2006                                $11.69877    $12.53876             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03038    $10.47093             0
1/1/2006 to 12/31/2006                                 $10.47093    $11.50963             0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                               $10.07359    $11.94115             0
1/1/2006 to 12/31/2006                                 $11.94115    $11.60179             0

SP Technology Portfolio

3/14/2005* to 4/29/2005                                $10.04311    $ 9.58927             0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                               $ 9.92633    $11.25119             0
1/1/2006 to 12/31/2006                                 $11.25119    $13.32046             0

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                               $ 9.99817    $10.61267        29,841

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99817    $ 9.99292             0
1/1/2006 to 12/31/2006                                 $ 9.99292    $11.30662             0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                               $10.09269    $11.66217             0

AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                               $10.07901    $10.26299             0
1/1/2006 to 12/31/2006                                 $10.26299    $12.18054             0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                               $10.05412    $10.21788             0
1/1/2006 to 12/31/2006                                 $10.21788    $11.71945             0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                               $10.04940    $11.27627             0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                               $10.04919    $10.35190             0
1/1/2006 to 12/31/2006                                 $10.35190    $11.40033             0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                               $10.06589    $10.28487             0
1/1/2006 to 12/31/2006                                 $10.28487    $11.75492             0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                               $10.04134    $10.26773             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                 $10.26773    $11.01325              0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99817    $10.01287          2,967
1/1/2006 to 12/31/2006                                 $10.01287    $10.94529        146,936

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99817    $10.00290          7,608
1/1/2006 to 12/31/2006                                 $10.00290    $11.12115         88,438

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                               $10.14641    $11.96094              0
1/1/2006 to 12/31/2006                                 $11.96094    $15.99622              0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99817    $10.02288          9,277
1/1/2006 to 12/31/2006                                 $10.02288    $10.83790         70,893

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.08423    $10.66473              0
1/1/2006 to 12/31/2006                                 $10.66473    $12.69696              0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                               $10.01064    $10.26343              0
1/1/2006 to 12/31/2006                                 $10.26343    $10.81666              0

AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                               $10.04501    $ 9.97024              0
1/1/2006 to 12/31/2006                                 $ 9.97024    $11.69708              0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                               $ 9.99817    $10.90713              0
1/1/2006 to 12/31/2006                                 $10.90713    $12.04505              0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99817    $10.43578          2,268

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                               $ 9.99817    $10.53407         27,630

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                               $10.01473    $10.57333              0
1/1/2006 to 12/31/2006                                 $10.57333    $11.49327              0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                               $10.03233    $10.70854              0
1/1/2006 to 12/31/2006                                 $10.70854    $11.51996              0

AST High Yield Portfolio

3/14/2005* to 12/31/2005                               $ 9.97612    $ 9.81200              0
1/1/2006 to 12/31/2006                                 $ 9.81200    $10.59002              0

                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE    ACCUMULATION
                                              AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                               OF PERIOD      PERIOD    AT END OF PERIOD
                                              ------------ ------------ -----------------
AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $ 9.99817    $10.52897           0
1/1/2006 to 12/31/2006                         $10.52897    $10.94421           0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.91320    $10.60308           0
1/1/2006 to 12/31/2006                         $10.60308    $12.73435           0

AST Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.07658    $10.50718           0
1/1/2006 to 12/31/2006                         $10.50718    $12.17354           0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                       $ 9.99817    $ 9.90289           0
1/1/2006 to 12/31/2006                         $ 9.90289    $10.63464           0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                       $10.12556    $10.85196           0
1/1/2006 to 12/31/2006                         $10.85196    $11.38185           0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                       $ 9.96557    $10.42837           0
1/1/2006 to 12/31/2006                         $10.42837    $12.67817           0

AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                       $10.03624    $10.70871           0
1/1/2006 to 12/31/2006                         $10.70871    $11.48567           0

AST Mid Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.06434    $10.30414           0
1/1/2006 to 12/31/2006                         $10.30414    $11.51347           0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                       $10.05507    $11.28269           0
1/1/2006 to 12/31/2006                         $11.28269    $12.58620           0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                       $10.02128    $10.83380           0
1/1/2006 to 12/31/2006                         $10.83380    $11.73524           0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                       $ 9.99817    $10.00975           0
1/1/2006 to 12/31/2006                         $10.00975    $10.16415           0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                 $ 9.99817    $10.03287             0
1/1/2006 to 12/31/2006                                   $10.03287    $10.59390        19,236

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04798    $10.59676             0
1/1/2006 to 12/31/2006                                   $10.59676    $12.44163             0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02799    $10.30670             0
1/1/2006 to 12/31/2006                                   $10.30670    $11.33991             0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94871    $ 9.40496             0
1/1/2006 to 12/31/2006                                   $ 9.40496    $ 9.77542             0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00217    $11.68361             0
1/1/2006 to 12/31/2006                                   $11.68361    $13.23998             0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88034    $12.00502             0
1/1/2006 to 12/31/2006                                   $12.00502    $15.80123             0

Janus Aspen Large Cap Growth Portfolio - Service Shares

3/14/2005* to 12/31/2005                                 $10.04411    $10.34696             0
1/1/2006 to 12/31/2006                                   $10.34696    $11.24645             0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                           STRATEGIC PARTNERS PLUS 3

            STEP-UP GMDB, LIFETIME FIVE, CONTRACT W/O CREDIT (2.25)


                         ACCUMULATION ACCUMULATION     NUMBER OF
                          UNIT VALUE   UNIT VALUE    ACCUMULATION
                         AT BEGINNING  AT END OF   UNITS OUTSTANDING
                          OF PERIOD      PERIOD    AT END OF PERIOD
                         ------------ ------------ -----------------
Jennison Portfolio

3/14/2005* to 12/31/2005  $10.06157    $11.76453           0
1/1/2006 to 12/31/2006    $11.76453    $11.71202           0

                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                 OF PERIOD      PERIOD    AT END OF PERIOD
                                                                ------------ ------------ -----------------
Prudential Equity Portfolio

3/14/2005* to 12/31/2005                                         $10.04794    $11.05333             0
1/1/2006 to 12/31/2006                                           $11.05333    $12.16962             0

Prudential Global Portfolio

3/14/2005* to 12/31/2005                                         $ 9.98612    $11.29015             0
1/1/2006 to 12/31/2006                                           $11.29015    $13.21211             0

Prudential Money Market Portfolio

3/14/2005* to 12/31/2005                                         $10.00004    $10.06787             0
1/1/2006 to 12/31/2006                                           $10.06787    $10.31466             0

Prudential Stock Index Portfolio

3/14/2005* to 12/31/2005                                         $10.05609    $10.33742             0
1/1/2006 to 12/31/2006                                           $10.33742    $11.68222             0

Prudential Value Portfolio

3/14/2005* to 12/31/2005                                         $10.03744    $11.21151             0
1/1/2006 to 12/31/2006                                           $11.21151    $13.15175             0

SP Aggressive Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.03184    $10.93736             0
1/1/2006 to 12/31/2006                                           $10.93736    $12.22411             0

SP AIM Aggressive Growth Portfolio

3/14/2005* to 4/29/2005                                          $10.06879    $ 9.48254             0

SP AIM Core Equity Portfolio

3/14/2005* to 12/31/2005                                         $10.02513    $10.19391             0
1/1/2006 to 12/31/2006                                           $10.19391    $11.57046             0

SP T. Rowe Price Large-Cap Growth Portfolio
   (formerly, SP AllianceBernstein Large-Cap Growth Portfolio)

3/14/2005* to 12/31/2005                                         $10.03012    $12.08212             0
1/1/2006 to 12/31/2006                                           $12.08212    $12.51556             0

SP Balanced Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.01709    $10.62927        19,344
1/1/2006 to 12/31/2006                                           $10.62927    $11.50730        24,593

SP Conservative Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                         $10.00714    $10.45845         2,799
1/1/2006 to 12/31/2006                                           $10.45845    $11.11563         2,693

SP Davis Value Portfolio

3/14/2005* to 12/31/2005                                         $10.02505    $10.58382             0

                                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                                            UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                           AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                            OF PERIOD      PERIOD    AT END OF PERIOD
                                                           ------------ ------------ -----------------
1/1/2006 to 12/31/2006                                      $10.58382    $11.90666             0

SP Small-Cap Value Portfolio
   (formerly, SP Goldman Sachs Small-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                    $10.05726    $10.46444             0
1/1/2006 to 12/31/2006                                      $10.46444    $11.72928             0

SP Growth Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                    $10.02897    $10.79578        60,225
1/1/2006 to 12/31/2006                                      $10.79578    $11.91941        64,137

SP Large Cap Value Portfolio

3/14/2005* to 12/31/2005                                    $10.07576    $10.43901             0
1/1/2006 to 12/31/2006                                      $10.43901    $12.09601             0

SP International Value Portfolio
   (formerly, SP LSV International Value Portfolio)

3/14/2005* to 12/31/2005                                    $ 9.91215    $10.62225             0
1/1/2006 to 12/31/2006                                      $10.62225    $13.41201             0

SP MFS Capital Opportunities Portfolio

3/14/2005* to 4/29/2005                                     $10.05597    $ 9.60285             0

SP Mid Cap Growth Portfolio

3/14/2005* to 12/31/2005                                    $10.02825    $10.64972             0
1/1/2006 to 12/31/2006                                      $10.64972    $10.21357             0

SP PIMCO High Yield Portfolio

3/14/2005* to 12/31/2005                                    $ 9.98891    $10.09534             0
1/1/2006 to 12/31/2006                                      $10.09534    $10.81267             0

SP PIMCO Total Return Portfolio

3/14/2005* to 12/31/2005                                    $ 9.99817    $10.12642             0
1/1/2006 to 12/31/2006                                      $10.12642    $10.26839             0

SP Prudential U.S. Emerging Growth Portfolio

3/14/2005* to 12/31/2005                                    $10.03577    $11.69877             0
1/1/2006 to 12/31/2006                                      $11.69877    $12.53876             0

SP Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                    $10.03038    $10.47093             0
1/1/2006 to 12/31/2006                                      $10.47093    $11.50963             0

SP Strategic Partners Focused Growth Portfolio

3/14/2005* to 12/31/2005                                    $10.07359    $11.94115             0
1/1/2006 to 12/31/2006                                      $11.94115    $11.60179             0

                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                      AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                       OF PERIOD      PERIOD    AT END OF PERIOD
                                                      ------------ ------------ -----------------
SP Technology Portfolio

3/14/2005* to 4/29/2005                                $10.04311    $ 9.58927             0

SP International Growth Portfolio
   (formerly, SP William Blair International Growth)

3/14/2005* to 12/31/2005                               $ 9.92633    $11.25119             0
1/1/2006 to 12/31/2006                                 $11.25119    $13.32046             0

Evergreen Growth And Income Fund

3/14/2005* to 4/15/2005                                $10.04472    $ 9.43436             0

Evergreen VA Balanced Fund

3/14/2005* to 12/31/2005                               $10.02752    $10.42539             0
1/1/2006 to 12/31/2006                                 $10.42539    $11.20071             0

Evergreen VA Fundamental Large Cap Fund

3/14/2005* to 12/31/2005                               $10.03984    $10.55471             0
1/1/2006 to 12/31/2006                                 $10.55471    $11.63126             0

Evergreen VA Growth Fund

3/14/2005* to 12/31/2005                               $10.02778    $10.68775             0
1/1/2006 to 12/31/2006                                 $10.68775    $11.60677             0

Evergreen VA International Equity Fund

3/14/2005* to 12/31/2005                               $ 9.89916    $10.95103             0
1/1/2006 to 12/31/2006                                 $10.95103    $13.19144             0

Evergreen VA Omega Fund

3/14/2005* to 12/31/2005                               $10.01735    $10.56557             0
1/1/2006 to 12/31/2006                                 $10.56557    $10.95534             0

Evergreen VA Special Values Fund

3/14/2005* to 12/31/2005                               $10.04616    $10.64459             0
1/1/2006 to 12/31/2006                                 $10.64459    $12.65443             0

AST Advanced Strategies Portfolio

3/20/2006* to 12/31/2006                               $ 9.99817    $10.61267        29,841

AST Aggressive Asset Allocation Portfolio

12/5/2005* to 12/31/2005                               $ 9.99817    $ 9.99292             0
1/1/2006 to 12/31/2006                                 $ 9.99292    $11.30662             0

AST Alger All-Cap Growth Portfolio

3/14/2005* to 12/02/2005                               $10.09269    $11.66217             0

                                                  ACCUMULATION ACCUMULATION     NUMBER OF
                                                   UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                  AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                   OF PERIOD      PERIOD    AT END OF PERIOD
                                                  ------------ ------------ -----------------
AST AllianceBernstein Core Value Portfolio

3/14/2005* to 12/31/2005                           $10.07901    $10.26299              0
1/1/2006 to 12/31/2006                             $10.26299    $12.18054              0

AST AllianceBernstein Growth & Income Portfolio

3/14/2005* to 12/31/2005                           $10.05412    $10.21788              0
1/1/2006 to 12/31/2006                             $10.21788    $11.71945              0

AST AllianceBernstein Growth + Value Portfolio

3/14/2005* to 12/02/2005                           $10.04940    $11.27627              0

AST AllianceBernstein Managed Index 500 Portfolio

3/14/2005* to 12/31/2005                           $10.04919    $10.35190              0
1/1/2006 to 12/31/2006                             $10.35190    $11.40033              0

AST American Century Income & Growth Portfolio

3/14/2005* to 12/31/2005                           $10.06589    $10.28487              0
1/1/2006 to 12/31/2006                             $10.28487    $11.75492              0

AST American Century Strategic Balanced Portfolio

3/14/2005* to 12/31/2005                           $10.04134    $10.26773              0
1/1/2006 to 12/31/2006                             $10.26773    $11.01325              0

AST Balanced Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99817    $10.01287          2,967
1/1/2006 to 12/31/2006                             $10.01287    $10.94529        146,936

AST Capital Growth Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99817    $10.00290          7,608
1/1/2006 to 12/31/2006                             $10.00290    $11.12115         88,438

AST Cohen & Steers Realty Portfolio

3/14/2005* to 12/31/2005                           $10.14641    $11.96094              0
1/1/2006 to 12/31/2006                             $11.96094    $15.99622              0

AST Conservative Asset Allocation Portfolio

12/5/2005* to 12/31/2005                           $ 9.99817    $10.02288          9,277
1/1/2006 to 12/31/2006                             $10.02288    $10.83790         70,893

AST DeAM Large-Cap Value Portfolio

3/14/2005* to 12/31/2005                           $10.08423    $10.66473              0
1/1/2006 to 12/31/2006                             $10.66473    $12.69696              0

AST DeAM Small-Cap Growth Portfolio

3/14/2005* to 12/31/2005                           $10.01064    $10.26343              0
1/1/2006 to 12/31/2006                             $10.26343    $10.81666              0

                                                                 ACCUMULATION ACCUMULATION     NUMBER OF
                                                                  UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                                 AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                                  OF PERIOD      PERIOD    AT END OF PERIOD
                                                                 ------------ ------------ -----------------
AST DeAM Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                          $10.04501    $ 9.97024             0
1/1/2006 to 12/31/2006                                            $ 9.97024    $11.69708             0

AST Federated Aggressive Growth Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99817    $10.90713             0
1/1/2006 to 12/31/2006                                            $10.90713    $12.04505             0

AST First Trust Capital Appreciation Target Portfolio

3/20/2006* to 12/31/2006                                          $ 9.99817    $10.43578         2,268

AST First Trust Balanced Target Portfolio

3/20/2006* to 12/31/2006                                          $ 9.99817    $10.53407        27,630

AST UBS Dynamic Alpha Portfolio
   (formerly, AST Global Allocation Portfolio)

3/14/2005* to 12/31/2005                                          $10.01473    $10.57333             0
1/1/2006 to 12/31/2006                                            $10.57333    $11.49327             0

AST Goldman Sachs Concentrated Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.03233    $10.70854             0
1/1/2006 to 12/31/2006                                            $10.70854    $11.51996             0

AST High Yield Portfolio
   (formerly, AST Goldman Sachs High Yield Portfolio)

3/14/2005* to 12/31/2005                                          $ 9.97612    $ 9.81200             0
1/1/2006 to 12/31/2006                                            $ 9.81200    $10.59002             0

AST Goldman Sachs Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99817    $10.52897             0
1/1/2006 to 12/31/2006                                            $10.52897    $10.94421             0

AST JP Morgan International Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.91320    $10.60308             0
1/1/2006 to 12/31/2006                                            $10.60308    $12.73435             0

AST Large-Cap Value Portfolio
   (formerly, AST Hotchkis and Wiley Large-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                          $10.07658    $10.50718             0
1/1/2006 to 12/31/2006                                            $10.50718    $12.17354             0

AST Lord Abbett Bond Debenture Portfolio

3/14/2005* to 12/31/2005                                          $ 9.99817    $ 9.90289             0
1/1/2006 to 12/31/2006                                            $ 9.90289    $10.63464             0

AST Marsico Capital Growth Portfolio

3/14/2005* to 12/31/2005                                          $10.12556    $10.85196             0
1/1/2006 to 12/31/2006                                            $10.85196    $11.38185             0

AST MFS Global Equity Portfolio

3/14/2005* to 12/31/2005                                          $ 9.96557    $10.42837             0
1/1/2006 to 12/31/2006                                            $10.42837    $12.67817             0

                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE    ACCUMULATION
                                                        AT BEGINNING  AT END OF   UNITS OUTSTANDING
                                                         OF PERIOD      PERIOD    AT END OF PERIOD
                                                        ------------ ------------ -----------------
AST MFS Growth Portfolio

3/14/2005* to 12/31/2005                                 $10.03624    $10.70871             0
1/1/2006 to 12/31/2006                                   $10.70871    $11.48567             0

AST Mid Cap Value Portfolio
   (formerly, AST Gabelli All-Cap Value Portfolio)

3/14/2005* to 12/31/2005                                 $10.06434    $10.30414             0
1/1/2006 to 12/31/2006                                   $10.30414    $11.51347             0

AST Neuberger Berman Mid-Cap Growth Portfolio

3/14/2005* to 12/31/2005                                 $10.05507    $11.28269             0
1/1/2006 to 12/31/2006                                   $11.28269    $12.58620             0

AST Neuberger Berman Mid-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.02128    $10.83380             0
1/1/2006 to 12/31/2006                                   $10.83380    $11.73524             0

AST PIMCO Limited Maturity Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.99817    $10.00975             0
1/1/2006 to 12/31/2006                                   $10.00975    $10.16415             0

AST Preservation Asset Allocation Portfolio

12/5/2005* to 12/31/2005                                 $ 9.99817    $10.03287             0
1/1/2006 to 12/31/2006                                   $10.03287    $10.59390        19,236

AST Small-Cap Value Portfolio

3/14/2005* to 12/31/2005                                 $10.04798    $10.59676             0
1/1/2006 to 12/31/2006                                   $10.59676    $12.44163             0

AST T. Rowe Price Asset Allocation Portfolio

3/14/2005* to 12/31/2005                                 $10.02799    $10.30670             0
1/1/2006 to 12/31/2006                                   $10.30670    $11.33991             0

AST T. Rowe Price Global Bond Portfolio

3/14/2005* to 12/31/2005                                 $ 9.94871    $ 9.40496             0
1/1/2006 to 12/31/2006                                   $ 9.40496    $ 9.77542             0

AST T. Rowe Price Natural Resources Portfolio

3/14/2005* to 12/31/2005                                 $10.00217    $11.68361             0
1/1/2006 to 12/31/2006                                   $11.68361    $13.23998             0

Gartmore GVIT Developing Markets Fund

3/14/2005* to 12/31/2005                                 $ 9.88034    $12.00502             0
1/1/2006 to 12/31/2006                                   $12.00502    $15.80123             0

Janus Aspen Large Cap Growth Portfolio - Service Shares

3/14/2005* to 12/31/2005                                 $10.04411    $10.34696             0
1/1/2006 to 12/31/2006                                   $10.34696    $11.24645             0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2006 and 2005

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

Financial Statements                                                                               Page No.
--------------------                                                                               --------

   Report of Independent Registered Public Accounting Firm........................................   F-2

   Financial Statements:

   Statements of Financial Position - December 31, 2006 and 2005..................................   F-3

   Statements of Operations and Comprehensive Income Years Ended December 31, 2006, 2005 and 2004.   F-4

   Statements of Stockholder's Equity Years Ended December 31, 2006, 2005 and 2004................   F-5

   Statements of Cash Flows Years Ended December 31, 2006, 2005 and 2004..........................   F-6

   Notes to Financial Statements..................................................................   F-7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2006 and December 31, 2005 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 23, 2007

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2006 and December 31, 2005 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                          2006       2005
                                                                                                       ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost, 2006 - $912,692 ; 2005 - $990,717) $  920,925 $  991,575
Policy loans..........................................................................................    160,614    155,705
Short-term investments................................................................................     11,259     23,501
Commercial loans......................................................................................     48,979     20,353
Other long-term investments...........................................................................      9,446      7,087
                                                                                                       ---------- ----------
   Total investments..................................................................................  1,151,223  1,198,221
Cash and cash equivalents.............................................................................     59,543    116,040
Deferred policy acquisition costs.....................................................................    255,849    225,572
Accrued investment income.............................................................................     13,599     16,585
Reinsurance recoverables..............................................................................    135,010     92,277
Receivables from parent and affiliates................................................................     19,437     11,898
Deferred sales inducements............................................................................     19,013     13,616
Other assets..........................................................................................      8,618      2,669
Separate account assets...............................................................................  2,619,586  2,287,786
                                                                                                       ---------- ----------
TOTAL ASSETS                                                                                            4,281,878  3,964,664
                                                                                                       ========== ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.......................................................................    836,980    841,822
Future policy benefits and other policyholder liabilities.............................................    250,053    203,422
Cash collateral for loaned securities.................................................................     28,212     86,530
Securities sold under agreement to repurchase.........................................................      4,005      1,708
Income taxes payable..................................................................................     87,478     73,050
Short term debt from affiliates.......................................................................     25,348     52,994
Payables to parent and affiliates.....................................................................      2,377      2,865
Other liabilities.....................................................................................     40,601     69,379
Separate account liabilities..........................................................................  2,619,586  2,287,786
                                                                                                       ---------- ----------
Total liabilities                                                                                       3,894,640  3,619,556
                                                                                                       ---------- ----------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($5 par value; 400,000 shares, authorized; issued and outstanding;)                           2,000      2,000
Additional Paid-in capital............................................................................    168,689    168,689
Retained earnings.....................................................................................    212,518    173,584
Accumulated other comprehensive income................................................................      4,031        835
                                                                                                       ---------- ----------
Total stockholder's equity                                                                                387,238    345,108
                                                                                                       ---------- ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                             $4,281,878 $3,964,664
                                                                                                       ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2006, 2005 and 2004 (in thousands)
--------------------------------------------------------------------------------

                                                                                        2006      2005      2004
                                                                                      --------  --------  --------
REVENUES
Premiums............................................................................. $  8,947  $  8,356  $ 29,335
Policy charges and fee income........................................................   59,650    60,400    75,340
Net investment income................................................................   65,628    60,197    52,499
Realized investment (losses)/ gains, net.............................................  (13,900)     (329)    1,885
Asset management fees................................................................    6,086     7,018     4,976
Other income.........................................................................    3,079     2,148     1,947
                                                                                      --------  --------  --------
Total revenues.......................................................................  129,490   137,790   165,982
                                                                                      --------  --------  --------
BENEFITS AND EXPENSES
Policyholders' benefits..............................................................   16,900    15,009    39,949
Interest credited to policyholders' account balances.................................   30,394    29,819    29,324
General, administrative and other expenses...........................................   31,785    40,145    60,742
                                                                                      --------  --------  --------
Total benefits and expenses..........................................................   79,079    84,973   130,015
                                                                                      --------  --------  --------
Income from operations before income taxes and cumulative effect of accounting change   50,411    52,817    35,967
                                                                                      --------  --------  --------
Income taxes:
   Current...........................................................................     (596)    6,441    14,584
   Deferred..........................................................................   12,073     7,151    (4,216)
                                                                                      --------  --------  --------
Total income tax expense.............................................................   11,477    13,592    10,368
                                                                                      --------  --------  --------
Income from Operations Before Cumulative Effect of Accounting Change.................   38,934    39,225    25,599
Cumulative effect of accounting change, net of taxes.................................       --        --      (184)
                                                                                      --------  --------  --------
NET INCOME...........................................................................   38,934    39,225    25,415
                                                                                      --------  --------  --------
Change in net unrealized investment gains/(loss), net of taxes.......................    3,196   (12,411)     (479)
Cumulative effect of accounting change, net of taxes.................................       --        --       547
                                                                                      --------  --------  --------
Accumulated other comprehensive income gain/(loss), net of taxes.....................    3,196   (12,411)       68
                                                                                      --------  --------  --------
COMPREHENSIVE INCOME................................................................. $ 42,130  $ 26,814  $ 25,483
                                                                                      ========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Periods Ended December 31, 2006, 2005 and 2004 (in thousands)

                                                                     Accumulated Other Comprehensive Income (Loss)
                                                                     --------------------------------------------
                                                                                                       Total
                                                                       Foreign          Net         Accumulated
                                    Additional                        Currency       Unrealized        Other           Total
                             Common  Paid-in     Deferred   Retained Translation     Investment    Comprehensive   Stockholder's
                             Stock   Capital   Compensation Earnings Adjustments    Gains (Loss)   Income (Loss)      Equity
                             ------ ---------- ------------ -------- -----------    ------------   -------------   -------------
Balance, January 1, 2004     $2,000  $168,742     $(108)    $108,943     $--          $ 13,178       $ 13,178        $292,755
Net income..................     --        --        --       25,415      --                --             --          25,415
Stock-based compensation
programs....................     --        68       (44)          --      --                --             --              24
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --               547            547             547
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --              (479)          (479)           (479)
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31,
2004                          2,000   168,810      (152)     134,358      --            13,246         13,246         318,262
Net income..................     --        --        --       39,226      --                --             --          39,226
Stock-based compensation
programs....................     --      (121)      152           --      --                --             --              31
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --                --             --              --
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --           (12,411)       (12,411)        (12,411)
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31,
2005                          2,000   168,689        --      173,584      --               835            835         345,108
Net income..................     --        --        --       38,934      --                --             --          38,934
Stock-based compensation
programs....................     --        --        --           --      --                --             --              --
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --                --             --              --
Change in foreign currency
translation adjustments, net
of taxes....................     --        --        --           --      29                --             29              29
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --             3,167          3,167           3,167
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31, 2006   $2,000  $168,689        --     $212,518     $29          $  4,002       $  4,031        $387,238
                             ======  ========     =====     ========     ===          ========       ========        ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2006, 2005 and 2004 (in thousands)
--------------------------------------------------------------------------------

                                                                                                  2006        2005       2004
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income................................................................................. $   38,934  $  39,225  $  25,415
   Adjustments to reconcile net income to net cash (used in) provided by operating activities:..............................................................................
       Policy charges and fee income..........................................................    (12,012)   (11,739)   (16,862)
       Interest credited to policyholders' account balances...................................     30,394     29,819     29,324
       Realized investment losses (gains), net................................................     13,900        329     (1,885)
       Amortization and other non-cash items..................................................        874      3,937      8,743
       Cumulative effect of accounting change.................................................         --         --        184
       Change in:.............................................................................
          Future policy benefits and other insurance liabilities..............................     46,631     33,677     30,691
          Reinsurance recoverable.............................................................    (42,733)   (24,866)   (49,561)
          Accrued investment income...........................................................      2,986     (1,540)      (784)
          Receivables from parent and affiliates..............................................      2,459      5,254         21
          Payable to parent and affiliates....................................................       (487)     2,331        431
          Deferred policy acquisition costs...................................................    (33,979)   (30,393)     1,773
          Income taxes payable................................................................     12,707      2,855     25,877
          Deferred sales inducements..........................................................     (5,395)    (2,501)    (3,245)
          Other, net..........................................................................      6,950     (9,237)     3,958
                                                                                               ----------  ---------  ---------
Cash Flows From Operating Activities..........................................................     61,229     37,151     54,080
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity/prepayment of:.............................................
       Fixed maturities available for sale....................................................  1,038,341    777,293    449,427
       Policy loans...........................................................................     17,070     17,487     19,023
       Commercial loans.......................................................................        633         89         --
   Payments for the purchase of:..............................................................
       Fixed maturities available for sale....................................................   (981,995)  (901,755)  (550,489)
       Policy loans...........................................................................    (15,012)   (13,004)   (10,994)
       Commercial loans.......................................................................    (29,360)   (20,442)        --
   Notes from parent and affiliates, net......................................................     (9,927)        --         --
   Other long-term investments, net...........................................................     (1,786)      (852)       (86)
   Short term investments, net................................................................     12,258     18,005      5,712
                                                                                               ----------  ---------  ---------
Cash Flows From (Used In) Investing Activities................................................     30,222   (123,179)   (87,407)
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account deposits............................................................    237,496    179,705    222,751
   Policyholders' account withdrawals.........................................................   (259,645)  (175,324)  (159,664)
   Net change in securities sold under agreement to repurchase and cash collateral for loaned
     securities, net..........................................................................    (56,022)   (11,043)     5,943
   Net change in financing arrangements (maturities 90 days or less)..........................    (69,777)   100,613       (133)
                                                                                               ----------  ---------  ---------
Cash Flows (Used In) From Financing Activities................................................   (147,948)    93,951     68,897
                                                                                               ----------  ---------  ---------
   Net (decrease) increase in cash and cash equivalents.......................................    (56,497)     7,923     35,570
   Cash and cash equivalents, beginning of year...............................................    116,040    108,117     72,547
                                                                                               ----------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR........................................................ $   59,543  $ 116,040  $ 108,117
                                                                                               ==========  =========  =========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes (received) paid............................................................... $   (1,230) $  10,737  $ (15,510)
                                                                                               ----------  ---------  ---------
   Interest paid (received)................................................................... $    1,077  $   1,017  $      --
                                                                                               ----------  ---------  ---------

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------



1. BUSINESS

Pruco Life Insurance Company of New Jersey, or "the Company," is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities contracts only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company, or "Pruco Life", a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001, ("the date of demutualization"), Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial."

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "GAAP". The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described (in Note 13 to the Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Commercial loans are carried at unpaid principal balances, net of an allowance for losses. The allowance for losses includes a portfolio reserve for probable incurred but not specifically identified losses. This reserve considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains (losses), net." Interest income and prepayment fees are included in "Net investment income."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalent.

Deferred Policy Acquisition Costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized DAC is reflected in "General, administrative and other expenses" in the period such estimated gross profits are revised. DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

DAC related to term insurance is amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company expects to adopt Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on
January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate account assets and liabilities
Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders, and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 8 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Defered Sales inducements
The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized on the statement of financial position in other assets. They are amortized using the same methodology and assumptions used to amortized deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2006 and 2005, deferred sales inducement costs were $19 million and $14 million, respectively.

Other assets and other liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims
Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates, and estimates of the amounts of loss we will ultimately incur on reported claims net of reinsurance, are based in part on our historical experience, and are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference, net of reinsurance will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees

The Company receives in accordance with a servicing agreement with Prudential Investments LLC, asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"). The PSF are a portfolio of mutual fund investments related to the Company's separate account products (see
Note 13 to the Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Statement of Financial Position except for embedded derivatives, which are recorded in the Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2006, 2005 and 2004 none of the Company's derivatives qualify for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential Financial and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," including an amendment of FASB Statement No. 115. This statement provides companies with an option to report selected financial assets and liabilities at fair value. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently assessing the impact of SFAS No. 159 on its financial position and results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently assessing the impact of SFAS No. 157 on the Company's consolidated financial position and results of operations.

In July 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This Interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. The Company expects to adopt FIN No. 48 on January 1, 2007. The Company's adoption of this guidance will not have a material effect on the Company's consolidated financial position and results of operations.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The new requirement to identify embedded derivatives in beneficial interest will be applied on a prospective basis only to beneficial interest acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company plans to adopt this guidance effective January 1, 2007. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In November 2005, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007, and it will not have a material effect on the Company's consolidated results of operations.

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $0.2 million, net of $0.1 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended
December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $0.5 million, net of $0.3 million of taxes, for the year ended December 31, 2005. Upon adoption of SOP 03-1, approximately $40 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $40 million in "Separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                   2006
                                                ------------------------------------------
                                                            Gross      Gross
                                                Amortized Unrealized Unrealized
                                                  Cost      Gains      Losses   Fair Value
                                                --------- ---------- ---------- ----------
                                                             (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of.
   U.S. Government corporations and agencies... $ 10,857   $    94     $   54    $ 10,897
   Foreign government bonds....................    9,657       820         --      10,477
   Corporate securities........................  763,158    11,091      4,903     769,346
   Mortgage-backed securities..................  129,020     1,296        111     130,205
                                                --------   -------     ------    --------
Total fixed maturities, available for sale..... $912,692   $13,301     $5,068    $920,925
                                                ========   =======     ======    ========

                                                                   2005
                                                ------------------------------------------
                                                            Gross      Gross
                                                Amortized Unrealized Unrealized
                                                  Cost      Gains      Losses   Fair Value
                                                --------- ---------- ---------- ----------
                                                              (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of.
   U.S. Government corporations and agencies... $ 14,767   $   158    $    45    $ 14,880
   Foreign government bonds....................    9,776       544         --      10,320
   Corporate securities........................  845,983    11,868     10,068     847,783
   Mortgage-backed securities..................  120,191        87      1,686     118,592
                                                --------   -------    -------    --------
Total fixed maturities, available for sale..... $990,717   $12,657    $11,799    $991,575
                                                ========   =======    =======    ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2006, is shown below:

                                                  Available for Sale
                                                  ------------------
                                                  Amortized  Fair
                                                    Cost     Value
                                                  --------- --------
                                                    (in thousands)
           Due in one year or less............... $ 30,500  $ 30,526
           Due after one year through five years.  288,978   291,969
           Due after five years through ten years  261,837   263,251
           Due after ten years...................  202,357   204,974
           Mortgage-backed securities............  129,020   130,205
                                                  --------  --------
           Total................................. $912,692  $920,925
                                                  ========  ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2006, 2005, and 2004 were $949 million, $649 million, and $394 million, respectively. Gross gains of $1 million, $4 million, and $6 million, and gross losses of $15 million, $5 million, and $4 million were realized on those sales during 2006, 2005, and 2004, respectively. Proceeds from maturities of fixed maturities available for sale during 2006, 2005, and 2004 were $96 million, and $128 million, and $56 million, respectively.

The writedowns for impairments that were deemed to be other than temporary for fixed maturities for the years 2006, 2005 and 2004 are less than $1 million respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                              2006     2005     2004
                                            -------  -------  -------
                                                  (in thousands)
Fixed maturities, available for sale....... $55,625  $52,085  $44,375
Policy loans...............................   8,632    8,523    8,443
Commercial loans...........................   1,789      415       --
Short-term investments and cash equivalents   4,082    3,660    1,733
Other......................................     599      625      272
                                            -------  -------  -------
Gross investment income....................  70,727   65,308   54,823
   Less: investment expenses...............  (5,099)  (5,111)  (2,324)
                                            -------  -------  -------
Net investment income...................... $65,628  $60,197  $52,499
                                            =======  =======  =======

Realized investment (losses)/ gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                       2006     2005   2004
                                     --------  -----  ------
                                          (in thousands)
Fixed maturities, available for sale $(14,374) $(316) $2,024
Derivatives and other...............      474    (13)   (139)
                                     --------  -----  ------
Realized investment losses, net..... $(13,900) $(329) $1,885
                                     ========  =====  ======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                              2006                  2005
                                      --------------------  --------------------
                                          Amount     % of       Amount     % of
                                      (in thousands) Total  (in thousands) Total
                                      -------------- -----  -------------- -----
Collateralized loans by property type
Apartment complexes..................    $12,315      25.1%    $ 9,671      47.5%
Agricultural properties..............      8,084      16.5%      5,200      25.5%
Industrial buildings.................      7,348      15.0%      4,490      22.1%
Retail stores........................      8,940      18.2%         --       -- %
Office buildings.....................      5,363      10.9%        992       4.9%
Other................................      7,031      14.3%         --       -- %
                                         -------     -----     -------     -----
Total collateralized loans...........     49,081     100.0%     20,353     100.0%
                                                     =====                 =====
Valuation allowance..................       (102)                   --
                                         -------               -------
Total net collateralized loans.......     48,979                20,353
                                         -------               -------
Total commercial loans...............    $48,979               $20,353
                                         =======               =======

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in New Jersey (16%) and Minnesota (14%) at December 31, 2006.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                 2006      2005      2004
                                                 ---- -------------- ----
                                                      (in thousands)
      Allowance for losses, beginning of year... $ --      $--       $--
      Addition (release) of allowance for losses  102       --        --
      Charge-offs, net of recoveries............   --       --        --
      Change in foreign exchange................   --       --        --
                                                 ----      ---       ---
      Allowance for losses, end of year......... $102      $--       $--
                                                 ====      ===       ===

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Accumulated other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Accumulated other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                             Accumulated other
                                                                                                               Comprehensive
                                                                                                               Income (Loss)
                                                                       Deferred                   Deferred    Related to Net
                                                       Net Unrealized   policy    Policyholders' Income Tax     Unrealized
                                                       Gains (Losses) Acquisition    Account     (Liability)    Investment
                                                       on Investments    Costs       Balances      Benefit    Gains (Losses)
                                                       -------------- ----------- -------------- ----------- -----------------
                                                                                   (in thousands)
Balance, January 1, 2004                                  $ 36,318     $(19,924)     $ 4,196       $(7,412)      $ 13,178
   Net investment gains (losses) on investments
     arising during the period........................      (4,798)          --           --         2,043         (2,755)
   Reclassification adjustment for gains (losses)
     included in net income...........................      (2,024)          --           --           708         (1,316)
   Impact of net unrealized investment Gains (losses)
     on deferred policy acquisition costs.............          --        8,075           --        (3,026)         5,049
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --       (1,465)          555           (910)
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2004                                  29,496      (11,849)       2,731        (7,132)        13,246
   Net investment gains (losses) on investments
     arising during the period........................     (28,357)          --           --         9,926        (18,431)
   Reclassification adjustment for gains (losses)
     included in net income...........................         314           --           --          (111)           203
   Impact of net unrealized investment gains (losses)
     on deferred policy acquisition costs.............          --       11,961           --        (4,186)         7,775
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --       (3,012)        1,054         (1,958)
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2005                                   1,453          112         (281)         (449)           835
   Net investment gains (losses) on investments
     arising during the period........................      21,752           --           --        (7,613)        14,139
   Reclassification adjustment for gains (losses)
     included in net income...........................     (14,373)          --           --         5,031         (9,342)
   Impact of net unrealized investment gains (losses)
     on deferred policy acquisition costs.............          --       (3,701)          --         1,295         (2,406)
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --        1,194          (418)           776
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2006                                $  8,832     $ (3,589)     $   913       $(2,154)      $  4,002
                                                          ========     ========      =======       =======       ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                              2006   2005   2004
                                             ------ ------ -------
                                                (in thousands)
             Fixed maturities............... $8,233 $  857 $29,021
             Other long-term investments....    599    596     475
                                             ------ ------ -------
             Unrealized gains on investments $8,832 $1,453 $29,496
                                             ====== ====== =======

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2006 and 2005 respectively:

                                                             Less than twelve    Twelve months or
                                                                  months               more                Total
                                                            ------------------- ------------------- -------------------
                                                             Fair    Unrealized  Fair    Unrealized  Fair    Unrealized
                                                             Value     Losses    Value     Losses    Value     Losses
                                                            -------- ---------- -------- ---------- -------- ----------
                                                                                  (in thousands)
Fixed maturities, available for sale: 2006
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies................................ $    455  $    10   $  2,316   $   44   $  2,771  $    54
Corporate securities.......................................   91,728      855    122,582    4,048    214,310    4,903
Mortgage-backed securities.................................    3,310       23      3,722       87      7,032      110
                                                            --------  -------   --------   ------   --------  -------
Total...................................................... $ 95,493  $   888   $128,620   $4,179   $224,113  $ 5,067
                                                            ========  =======   ========   ======   ========  =======
Fixed maturities, available for sale: 2005
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies................................ $  7,678  $    22   $    899   $   23   $  8,577  $    45
Corporate securities.......................................  436,319    8,410     53,409    1,658    489,728   10,068
Mortgage-backed securities.................................  101,510    1,627      2,000       59    103,510    1,686
                                                            --------  -------   --------   ------   --------  -------
Total...................................................... $545,507  $10,059   $ 56,308   $1,740   $601,815  $11,799
                                                            ========  =======   ========   ======   ========  =======

As of December 31, 2006, gross unrealized losses on fixed maturities totaled approximately $5 million comprising 135 issuers. Of this amount, there was $1 million in the less than twelve months category comprising 56 issuers and $4 million in the greater than twelve months category comprising 79 issuers. There were no individual issuers with gross unrealized losses greater than $0.3 million. Investment grade securities was comprised of gross unrealized losses of $3.4 million and $2 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2006.

As of December 31, 2005, gross unrealized losses on fixed maturities totaled approximately $12 million comprising 232 issuers. Of this amount, there was $10 million in the less than twelve months category comprising 189 issuers and $2 million in the greater than twelve months category comprising 43 issuers. There were no individual issuers with gross unrealized losses greater than $0.51 million. $9 million of gross unrealized losses is comprised of investment grade securities. $1 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2005.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2006 and 2005, the carrying values of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position were $31 million and $86.3 million, respectively.

Fixed maturities of $0.5 million at December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                          2006      2005      2004
                                                        --------  --------  --------
                                                               (in thousands)
Balance, beginning of year............................. $225,572  $183,219  $176,529
Capitalization of commissions, sales and issue expenses   42,918    39,238    21,374
Amortization...........................................   (8,940)   (8,846)  (23,147)
Change in unrealized investment gains..................   (3,701)   11,961     8,463
                                                        --------  --------  --------
Balance, end of year................................... $255,849  $225,572  $183,219
                                                        ========  ========  ========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Arizona Reinsurance Captive Company, or "PARCC" discussed in Note 13 to the Financial Statements below.

Ceded capitalization was $16 million, $14 million and $37 million in 2006, 2005 and 2004 respectively. Amortization relating to this treaty included in the above table amounted to $4 million in both 2006 and 2005 and $3 million in 2004.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31 are as follows:

                                                        2006     2005
                                                      -------- --------
                                                       (in thousands)
         Life insurance.............................. $242,936 $196,756
         Individual and group annuities..............    4,791    4,733
         Policy claims and other contract liabilities    2,326    1,933
                                                      -------- --------
         Total future policy benefits................ $250,053 $203,422
                                                      ======== ========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50%.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 8.75%, with 10% of the reserves based on an interest rate in excess of 8%.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.18% to 6.20%.

Policyholders' account balances at December 31 are as follows:

                                                                   2006     2005
                                                                 -------- --------
                                                                  (in thousands)
Interest-sensitive life contracts............................... $495,150 $456,366
Individual annuities............................................  264,892  308,146
Guaranteed investment contracts and guaranteed interest accounts   34,701   37,333
Dividend accumulations and other................................   42,237   39,977
                                                                 -------- --------
Total policyholders' account balances........................... $836,980 $841,822
                                                                 ======== ========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive life contracts range from 3.00% to 4.80%. Interest crediting rates for individual annuities range from 1.50% to 12.00%, with less than 1% of the policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3.00% to 6.30%. Interest crediting rates range from 3.00% to 3.86% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance with Prudential Insurance, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective October 3, 2005, the Company entered into a new coinsurance agreement with Pruco Reinsurance Ltd. (Pruco Re) (see Note 13 to the Financial Statements) providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after October 3, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                                     2006      2005      2004
                                                  ---------  --------  --------
                                                          (in thousands)
Direct premiums and policy charges and fee income $ 184,637  $162,830  $142,492
Reinsurance ceded................................  (116,040)  (94,074)  (37,817)
                                                  ---------  --------  --------
Premiums and policy charges and fee income....... $  68,597  $ 68,756  $104,675
                                                  =========  ========  ========
Policyholders' benefits ceded.................... $  51,306  $ 41,641  $ 20,028
                                                  =========  ========  ========

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Statements of Financial Position, at December 31, 2006 and 2005 were $135 million and $92 million, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. Reinsurance (continued) INCOME TAXES


During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further (in Note 13 to the Financial Statements), below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                          2006          2005          2004
                                      ------------  ------------  ------------
                                                   (in thousands)
Life insurance face amount in force.. $ 63,399,375  $ 52,930,588  $ 42,903,082
Ceded................................  (56,034,023)  (46,406,195)  (37,708,317)
                                      ------------  ------------  ------------
Net amount of life insurance in force $  7,365,352  $  6,524,393  $  5,194,765
                                      ============  ============  ============

7. INCOME TAXES

The components of income tax expense (benefits) for the years ended December 31, are as follows:

                                             2006    2005     2004
                                           -------  ------- -------
                                                (in thousands)
            Current tax (benefit) expense:
               U.S........................ $  (596) $ 6,441 $14,639
               State and local............      --       --     (55)
                                           -------  ------- -------
               Total......................    (596)   6,441  14,584
                                           -------  ------- -------
            Deferred tax expense:
               U.S........................  12,073    7,151  (2,640)
               State and local............      --       --  (1,576)
                                           -------  ------- -------
               Total......................  12,073    7,151  (4,216)
                                           -------  ------- -------
            Total income tax expense...... $11,477  $13,592 $10,368
                                           =======  ======= =======

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                      2006     2005     2004
                                                    -------  -------  -------
                                                          (in thousands)
 Expected federal income tax expense............... $17,644  $18,486  $12,589
 IRS settlement for examination period 1997 to 2001      --   (2,769)      --
 State and local income taxes......................      --       --   (1,060)
 Non taxable investment income.....................  (6,206)  (2,979)  (1,240)
 Other.............................................      39      854       79
                                                    -------  -------  -------
 Total income tax expense.......................... $11,477  $13,592  $10,368
                                                    =======  =======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                     2006    2005
                                                    ------- -------
                                                    (in thousands)
             Deferred tax assets
                Investments........................ $ 1,488 $ 1,670
                Other..............................     256     774
                                                    ------- -------
                Deferred tax assets................   1,744   2,444
                                                    ------- -------
             Deferred tax liabilities
                Insurance reserves.................   6,257   1,942
                Deferred acquisition costs.........  66,855  57,917
                Net unrealized gains on securities.   3,107     508
                Other..............................   1,003   3,761
                                                    ------- -------
                Deferred tax liabilities...........  77,222  64,128
                                                    ------- -------
             Net deferred tax liability............ $75,478 $61,684
                                                    ======= =======

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

The amount of income taxes paid by the Company is subject to ongoing audits in various jurisdictions. We reserve for our best estimate of potential payments/settlements to be made to the Internal Revenue Service (the "Service") and other taxing jurisdictions for audits ongoing or not yet commenced. In 2006, the Service completed all fieldwork with regards to its examination of the Company's federal income tax returns for tax years 2002-2003. The Company anticipates the final report being submitted to the Joint Committee on Taxation for their review during the first quarter of 2007. The statute of limitations for the 2002-2003 tax years expires in 2008. In addition, in January 2007 , the Service began an examination of tax years 2004 through 2006 in January 2007.

The Company's liability for income taxes includes management's best estimate of potential payments and settlements for audit periods still subject to review by the Service or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

On January 26, 2006, the Internal Revenue Service (the "Service") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $3 million, reflecting a reduction in the Company's liability for income taxes.

For tax year 2007, the Company has chosen to participate in the Service's new Compliance Assurance Program (the "CAP"). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed. It is management's expectation this new program will significantly shorten the time period between when the Company files its federal income tax return and the Service completes its examination of the return.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2006 and 2005, the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


                                                            December 31, 2006
                                                 ----------------------------------------
                                                                       At Annuitization /
                                                 In the Event of Death  Accumulation (1)
                                                 --------------------- ------------------
Variable Annuity Contracts                                    (in thousands)
Return of net deposits

Account value...................................       $ 410,196                  N/A

Net amount at risk..............................       $     120                  N/A

   Average attained age of contractholders......        62 years                  N/A

Minimum return or contract value
Account value...................................       $ 768,746           $  286,577
Net amount at risk..............................       $  21,413           $       72
   Average attained age of contractholders......        64 years             59 years
Average period remaining until earliest expected
  annuitization.................................             N/A            5.5 years

                                                            December 31, 2005
                                                 ----------------------------------------
                                                                       At Annuitization /
                                                 In the Event of Death  Accumulation (1)
                                                 --------------------- ------------------
Variable Annuity Contracts                                    (in thousands)
Return of net deposits

Account value...................................       $ 303,639                  N/A

Net amount at risk..............................       $     102                  N/A

   Average attained age of contractholders......        62 years                  N/A

Minimum return or contract value
Account value...................................       $ 747,305           $  139,073
Net amount at risk..............................       $  42,256           $        2
   Average attained age of contractholders......        63 years             57 years
Average period remaining until earliest expected
  annuitization.................................             N/A            6.4 years

(1)Includes income and withdrawal benefits as described herein

                                Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities ---------------- -------------- ---------------- --------------
         Account value.........     $26,543         $26,856         $31,264         $31,842

                                                                    December 31, 2006 December 31, 2005
                                                                    ----------------- -----------------
                                                                           In the Event of Death
                                                                    -----------------------------------
Variable Life, Variable Universal Life and Universal Life Contracts           (in thousands)
              No Lapse Guarantees

              Separate account value...............................    $  466,859        $  427,765

              General account value................................    $  103,006        $   83,961

              Net amount at risk...................................    $5,982,110        $5,922,134

              Average attained age of contractholders..............      44 years          43 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2006 December 31, 2005
                                ----------------- -----------------
                                          (in thousands)

             Equity funds......     $672,087          $638,156

             Bond funds........       65,380            70,859

             Balanced funds....      159,423            20,264

             Money market funds       22,086            18,538

             Specialty funds...        3,364             1,605
                                    --------          --------
                Total..........     $922,340          $749,422
                                    ========          ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

In addition to the above mentioned amounts invested in separate account investment options, $256.6 million and $301.5 million of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2006 and 2005 respectively.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income and withdrawal benefits ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawals benefits ("GMIWB"), features are considered to be derivatives under SFAS
No. 133, and changes in the fair value of the derivative are recognized through "Realized investment gains (losses), net."

                                              GMDB   GMIB  GMIWB   Total
                                            -------  ---- ------  -------
                                                    (in thousands)
      Balance as of January 1, 2004........ $ 1,633    --     --  $ 1,633
         Incurred guarantee benefits/ (1)/      762   126     --      888
         Paid guarantee benefits             (1,154)   --     --   (1,154)
                                            -------  ---- ------  -------
      Balance as of December 31, 2004...... $ 1,241  $126     --  $ 1,367
         Incurred guarantee benefits /(1)/    1,809   189     --    1,998
         Paid guarantee benefits               (701)   --     --     (701)
                                            -------  ---- ------  -------
      Balance as of December 31, 2005...... $ 2,349  $315     --  $ 2,664
         Incurred guarantee benefits /(1)/    2,507   249   (130)   2,626
         Paid guarantee benefits               (317)   --     --     (317)
                                            -------  ---- ------  -------
      Balance as of December 31, 2006...... $ 4,539  $564 ($ 130) $ 4,973
                                            =======  ==== ======  =======

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability was determined by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 1,000 scenarios were stochastically generated and selected.

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time-- a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contract holder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value. The Company reinsurers 100% of its liability associated with GMIWB with affiliates.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                          2006     2005     2004
                                        -------  -------  -------
                                              (in thousands)
             Balance, beginning of year $13,616  $11,115  $ 7,879
             Capitalization............   6,382    3,863    4,461
             Amortization..............    (985)  (1,362)  (1,225)
                                        -------  -------  -------
             Balance, end of year...... $19,013  $13,616  $11,115
                                        =======  =======  =======

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $1 million, ($1) million, and $57 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory surplus of the Company amounted to $137 million and $142 million at December 31, 2006 and 2005, respectively. The statutory loss in 2003 was primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses, which are not deferred under statutory accounting, and from increases to reserves. During 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further (in Note 13 to the Financial Statements).

The Company is subject to New Jersey law. The maximum amount of dividends, which can be paid by State of New Jersey insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to N.J.S.A.17:27A-4.c(2)(b). There have been no dividend payments to the Company's parent in 2006, 2005 or 2004.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


10. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                    2006                  2005
                                            --------------------- ---------------------
                                             Carrying              Carrying
                                              Value    Fair Value   Value    Fair Value
                                            ---------- ---------- ---------- ----------
                                                          (in thousands)
Financial assets:

Fixed maturities, available for sale....... $  920,925 $  920,925 $  991,575 $  991,575
Policy loans...............................    160,614    171,887    155,705    171,264
Short-term investments.....................     11,259     11,259     23,501     23,501
Commercial loans                                48,979     48,979     20,353     20,353
Cash and cash equivalents..................     59,543     59,543    116,040    116,040
Separate account assets....................  2,619,586  2,619,586  2,287,786  2,287,786

Financial liabilities:

Investment contracts.......................    358,572    358,572    385,569    385,569
Cash collateral for loaned securities......     28,212     28,212     86,530     86,530
Securities sold under repurchase agreements      4,005      4,005      1,708      1,708
Short Term Debt to affiliates                   25,348     25,348     52,994     52,944
Separate account liabilities...............  2,619,586  2,619,586  2,287,786  2,287,786

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk.

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the embedded derivative.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures are effected through regulated exchanges, and positions are settled on a daily basis, the Company has reduced exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company enters into over-the-counter derivative transactions with creditworthy counterparties pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $14 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $18 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. The Company may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

The Company's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses in 2005 reflect a change in allocations implemented during the fourth quarter of 2005. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (Continued)

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $0.4 million in 2006, 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $1.0 million, $0.7 million and $0.8 million in 2006, 2005 and 2004, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

Beginning October 1, 2002, in accordance with a servicing agreement with Prudential Investments LLC, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance. The cash surrender value included in separate accounts was $508 million and $470 million at December 31, 2006 and December 31, 2005, respectively. Fees related to the COLI policies were $5 million, $5 million and $4 million for the years ending December 31, 2006, 2005 and 2004, respectively.

Reinsurance with Affiliates

Prudential Arizona Reinsurance Capitive Company (PARCC)

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The coinsurance agreement with PARCC also replaces the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. There was no net cost associated with the initial transaction. Reinsurance recoverables related to this agreement were $128 million and $85 million as of December 31, 2006 and December 31, 2005, respectively. Premiums ceded to PARCC in 2006, 2005, and 2004 were $86 million, $70 million and $25 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $23 million, $19 million, and $15 million respectively.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverable related to this agreement was $7 million and $7 million as of December 31, 2006 and December 2005 respectively. Premiums and fees ceded to Prudential Insurance in 2006, 2005 and 2004 were $30 million, $24 million and $1 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $28 million, $22 million, and $3 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

Pruco Reinsurance Ltd. (Pruco Re)

During 2005 and 2006, the Company entered into reinsurance agreements with Pruco Re as part of its risk management and capital management strategies for annuities. Effective October 3, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after October 3, 2005.

Effective May 26, 2006, the Company entered into a new coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Spousal Lifetime Five benefit feature sold on its annuities. Premiums and benefits ceded related to this treaty are de minimis.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $100 million.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

There was $25 million of debt outstanding to Prudential Funding, LLC as of December 31, 2006 as compared to $53 million at December 31, 2005. Interest expense related to this agreement was $1 million in 2006 and $1 million in 2005, with related interest charged at a variable rate of 3.10% to 5.32%. As of December 31, 2006 and 2005, there was $32 million and $88 million, respectively, of asset-based financing.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2006 and 2005 are summarized in the table below:

                                               Three months ended (in thousands)
                                           -----------------------------------------
                                           March 31 June 30 September 30 December 31
                                           -------- ------- ------------ -----------
2006
Total revenues............................ $31,603  $30,459   $29,015      $38,413
Total benefits and expenses...............  24,282   26,918     3,999       23,880
Income from operations before income taxes   7,321    3,541    25,016       14,533
Net income................................   5,748    2,862    19,210       11,114
                                           =======  =======   =======      =======
2005
Total revenues............................ $33,075  $35,883   $33,059      $35,773
Total benefits and expenses...............  26,118   24,867     7,830       26,159
Income from operations before income taxes   6,957   11,016    25,229        9,614
Net income................................   6,931    7,834    18,142        6,318
                                           =======  =======   =======      =======

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


ASSETS
  Investment in the
     portfolios, at value.....   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
  Net Assets..................   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

NET ASSETS, representing:
  Accumulation units..........   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
                                 $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

  Units outstanding...........    18,744,479       24,018,773      21,283,305       20,495,873        12,641,097
                                 ===========      ===========     ===========      ===========       ===========
  Portfolio shares held.......     2,191,213        3,639,479       1,531,569        1,979,770         3,936,347
  Portfolio net asset value
     per share................   $     10.00      $     10.85     $     27.45      $     26.21       $      5.33
  Investment in portfolio
     shares, at cost..........   $21,912,131      $40,338,337     $41,971,125      $41,469,913       $24,658,710


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income.............      $959,478       $2,030,740      $  439,791       $  710,413       $ 1,679,709
                                 -----------      -----------     -----------      -----------       -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......       299,432          582,518         585,712          685,406           301,751
                                 -----------      -----------     -----------      -----------       -----------

NET INVESTMENT INCOME (LOSS)
  ............................       660,046        1,448,222        (145,921)          25,007         1,377,958
                                 -----------      -----------     -----------      -----------       -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................             0          403,433               0        1,648,375                 0
  Realized gain (loss) on
     shares redeemed..........             0         (253,409)       (567,745)         975,796          (842,159)
  Net change in unrealized
     gain (loss) on
     investments..............             0         (231,858)      4,991,186        5,448,081         1,266,613
                                 -----------      -----------     -----------      -----------       -----------

NET GAIN (LOSS) ON
  INVESTMENTS.................             0          (81,834)      4,423,441        8,072,252           424,454
                                 -----------      -----------     -----------      -----------       -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............   $   660,046      $ 1,366,388     $ 4,277,520      $ 8,097,259        $1,802,412
                                 ===========      ===========     ===========      ===========       ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A1

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                              PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL  PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON    CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO   PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  -----------  ----------------  ---------------  -------------  -----------  -------------




$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========


$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========

 29,656,967       6,859,580     25,857,761       3,849,714        2,507,440       6,259,912     8,462,947     3,602,517
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========
  1,550,840         564,824      2,117,955         437,965          215,052         590,487       346,353       250,103
$     35.64     $     22.53    $     21.07     $     23.29       $    17.97     $     24.84   $     41.48    $    36.74

$51,443,842     $10,856,600    $48,362,402     $ 7,267,646       $2,944,723     $11,583,021   $14,189,832    $6,808,001






                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                               PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL   PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON     CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO    PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  ------------  ----------------  ---------------  -------------  -----------  -------------



 $  852,253      $   76,198     $   131,791      $   58,690         $ 41,663      $  227,968    $  266,224    $        0
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------




    769,428         170,942         661,535         147,541           50,844         204,092       206,640       127,924
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------

     82,825         (94,744)       (529,744)        (88,851)          (9,181)         23,876        59,584      (127,924)
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



    150,913               0               0         511,730           12,499         395,626     1,645,719       536,411

   (138,518)         74,549      (1,309,568)        613,797          143,642         559,582       (78,602)      439,471

  6,913,322       2,001,674       1,774,824         272,233          450,720       1,336,895      (471,016)    1,023,431
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------


  6,925,717       2,076,223         465,256       1,397,760          606,861       2,292,103     1,096,101     1,999,313
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



 $7,008,542     $ 1,981,479     $   (64,488)    $ 1,308,909       $  597,680     $ 2,315,979   $ 1,155,685    $1,871,389
 ==========     ===========     ===========     ===========       ==========     ===========   ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A2

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


ASSETS
  Investment in the portfolios,
     at value....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
  Net Assets.....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

NET ASSETS, representing:
  Accumulation units.............   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
                                    $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

  Units outstanding..............    11,153,303       7,544,643       6,793,722       2,229,617       7,279,523
                                    ===========     ===========     ===========      ==========     ===========

  Portfolio shares held..........       735,309         514,221         457,845         197,476         520,580
  Portfolio net asset value per
     share.......................   $     27.22     $     23.12     $     51.21      $    18.04     $     20.64
  Investment in portfolio shares,
     at cost.....................   $17,976,322     $13,580,885     $12,411,812      $3,486,568     $12,264,544


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


INVESTMENT INCOME
  Dividend income................    $  107,742      $   57,406      $  409,653        $ 18,626       $        0
                                    -----------     -----------     -----------      ----------    -------------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration..............       221,272         165,894         291,411          50,124          155,020
                                    -----------     -----------     -----------      ----------    -------------

NET INVESTMENT INCOME (LOSS) ....      (113,530)       (108,488)        118,242         (31,498)        (155,020)
                                    -----------     -----------     -----------      ----------    -------------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received....................             0               0               0               0                0
  Realized gain (loss) on shares
     redeemed....................       110,045        (465,575)      1,462,099         (43,955)        (410,232)
  Net change in unrealized gain
     (loss) on investments.......     2,020,852       1,685,650       6,199,458         373,277        1,249,949
                                    -----------     -----------     -----------      ----------    -------------

NET GAIN (LOSS) ON INVESTMENTS...     2,130,897       1,220,075       7,661,557         329,322          839,717
                                    -----------     -----------     -----------      ----------    -------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................   $ 2,017,367     $ 1,111,587     $ 7,779,799      $  297,824    $     684,697
                                    ===========     ===========     ===========      ==========    =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A3

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                            ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE PORTFOLIO   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ---------------------  -----------------




  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ----------   ----------     ----------       ----------     ----------         ----------           ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ==========   ==========     ==========       ==========     ==========         ==========           ==========


  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ----------   ----------     ----------       ----------     ----------         ----------           ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ==========   ==========     ==========       ==========     ==========         ==========           ==========

   1,877,611    2,607,271      2,760,518        4,519,123      5,445,886          4,735,708            1,272,578
  ==========   ==========     ==========       ==========     ==========         ==========           ==========

     183,629      662,031        210,309          456,899        642,870            408,010               30,897
  $    14.67   $     8.74     $    22.13       $    16.01     $    12.06         $    14.58           $    26.37
  $2,583,015   $4,597,704     $4,451,187       $5,756,019     $8,538,340         $4,336,921           $  917,617






                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                            ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE PORTFOLIO   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ---------------------  -----------------



    $      0     $ 79,242       $      0         $ 29,025       $ 268,013          $ 43,025             $      0
  ----------   ----------     ----------       ----------     -----------        ----------           ----------




      37,353       78,061         70,640           99,371         111,559            82,400               12,557
  ----------   ----------     ----------       ----------     -----------        ----------           ----------

     (37,353)       1,181        (70,640)         (70,346)        156,454           (39,375)             (12,557)
  ----------   ----------     ----------       ----------     -----------        ----------           ----------



           0      499,871              0          449,091          34,393                 0                    0
     (11,400)     140,841        (20,822)         240,948        (261,729)          326,559              (56,971)

     338,698      238,118        430,793          218,027         487,384           456,139               40,457
  ----------   ----------     ----------       ----------     -----------        ----------           ----------

     327,298      878,830        409,971          908,066         260,048           782,698              (16,514)
  ----------   ----------     ----------       ----------     -----------        ----------           ----------



  $  289,945   $  880,011     $  339,331       $  837,720     $   416,502        $  743,323           $  (29,071)
  ==========   ==========     ==========       ==========     ===========        ==========           ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A4

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


ASSETS
  Investment in the
     portfolios, at value.....    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
  Net Assets..................    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

NET ASSETS, representing:
  Accumulation units..........    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
                                  $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

  Units outstanding...........     2,717,399      11,247,214       14,248,173         2,732,785          34,651,963
                                  ==========     ===========      ===========        ==========         ===========

  Portfolio shares held.......       438,789       1,423,958        1,810,229           404,702           3,720,150
  Portfolio net asset value
     per share................    $     7.17     $     11.99      $     13.68        $     7.44         $     11.14
  Investment in portfolio
     shares, at cost..........    $2,750,670     $13,624,155      $23,384,471        $2,517,886         $42,122,258


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


INVESTMENT INCOME
  Dividend income.............     $       0      $  123,114       $  103,005          $      0         $ 1,774,225
                                   ---------     -----------      -----------        ----------         -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        46,802         247,246          331,184            44,584             640,196
                                   ---------     -----------      -----------        ----------         -----------

NET INVESTMENT INCOME (LOSS)..       (46,802)       (124,132)        (228,179)          (44,584)          1,134,029
                                   ---------     -----------      -----------        ----------         -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................       369,309         248,246        3,132,208                 0                   0
  Realized gain (loss) on
     shares redeemed..........        25,774         177,633           41,319            36,403            (128,688)
  Net change in unrealized
     gain (loss) on
     investments..............      (214,675)      1,682,229         (434,338)          294,591            (149,656)
                                   ---------     -----------      -----------        ----------         -----------

NET GAIN (LOSS) ON
     INVESTMENTS..............       180,408       2,108,108        2,739,189           330,994            (278,344)
                                   ---------     -----------      -----------        ----------         -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     $ 133,606     $ 1,983,976      $ 2,511,010        $  286,410          $  855,685
                                   =========     ===========      ===========        ==========         ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------




  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========


  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

   12,246,599         2,951,759         4,382,437       1,572,573      1,791,173      5,976,851      7,525,015    19,202,922
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

    1,696,127           171,204           506,133         209,120        270,363        923,230      1,543,407     2,387,635
  $     10.33        $    22.84        $    13.26      $     8.28     $     7.49     $     7.07    $      7.99   $     11.66

  $17,378,222        $3,508,688        $5,093,064      $1,403,125     $1,808,165     $5,590,359    $10,858,115   $25,133,193






                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------



   $1,188,578          $  9,142        $   82,801        $ 15,003      $       0      $       0       $      21   $  974,369
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------





      250,626            40,305            98,732          25,442         30,955        106,247         169,173      449,604
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------

      937,952           (31,163)          (15,931)        (10,439)       (30,955)      (106,247)       (169,152)     524,765
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



      139,131                 0           309,341          88,781        129,792              0         769,260      424,609

          654            30,503           178,932          17,263         26,155        124,961         187,498      265,612

      161,934           235,271           526,324         122,679       (168,793)      (264,272)        (33,762)     648,637
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------


      301,719           265,774         1,014,597         228,723        (12,846)      (139,311)        922,996    1,338,858
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



  $ 1,239,671        $  234,611        $  998,666      $  218,284      $ (43,801)    $ (245,558)   $    753,844  $ 1,863,623
  ===========        ==========        ==========      ==========      =========     ==========    ============  ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A6

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
  Net Assets....................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

NET ASSETS, representing:
  Accumulation units............    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
                                    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

  Units outstanding.............     42,592,295      25,946,884       3,646,996       3,623,769        4,331,926
                                    ===========     ===========      ==========      ==========       ==========

  Portfolio shares held.........      6,094,070       4,564,373         570,439         698,062          676,191
  Portfolio net asset value per
     share......................    $     11.59     $     11.17      $    10.41      $     8.30       $    11.40
  Investment in portfolio
     shares, at cost............    $61,414,383     $42,688,005      $4,658,829      $4,477,363       $5,690,704


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


INVESTMENT INCOME
  Dividend income...............     $1,790,307      $  919,102        $103,211        $ 94,300       $   84,081
                                    -----------     -----------      ----------      ----------       ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      1,132,501         843,930          88,370          80,779           97,640

NET EXPENSES....................      1,132,501         843,930          88,370          80,779           97,640
                                    -----------     -----------      ----------      ----------       ----------

NET INVESTMENT INCOME (LOSS) ...        657,806          75,172          14,841          13,521          (13,559)
                                    -----------     -----------      ----------      ----------       ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................      1,129,833         729,868         129,488         384,086           68,576
  Realized gain (loss) on shares
     redeemed...................        878,036       1,011,820          92,929         124,645          178,639
  Net change in unrealized gain
     (loss) on investments......      3,172,823       3,288,668         417,961         400,765        1,207,991
                                    -----------     -----------      ----------      ----------       ----------

NET GAIN (LOSS) ON INVESTMENTS..      5,180,692       5,030,356         640,378         909,496        1,455,206
                                    -----------     -----------      ----------      ----------       ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................    $ 5,838,498     $ 5,105,528      $  655,219      $  923,017       $1,441,647
                                    ===========     ===========      ==========      ==========       ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A7

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AST AMERICAN
                                                                                EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                     EVERGREEN       EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA     VA SPECIAL    INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND     VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    -----------    -------------    ------------    -----------------    ------------



   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========


   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========

    11,888           7,210         243,247         127,352          27,713          33,163             29,289            31,831
   =======         =======        ========        ========        ========        ========           ========          ========

     1,028             795          20,400          14,191          28,970          22,410             14,415            23,248
   $ 15.15         $ 15.60        $  17.80        $  17.33        $  16.18        $  19.60           $  23.50          $  15.71
   $14,286         $10,299        $300,589        $216,856        $344,807        $346,400           $300,793          $328,365






                                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      AST AMERICAN
                                                                                 EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                    EVERGREEN VA      EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA       SPECIAL      INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND      VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    ------------    -------------    ------------    -----------------    ------------



    $  366          $    0         $     0         $ 1,785          $16,272         $ 5,275            $ 1,482           $ 3,131
   -------         -------        --------        --------         --------        --------           --------          --------





       256             208           7,078           3,695            7,237           7,061              3,198             3,575

       256             208           7,078           3,695            7,237           7,061              3,198             3,575
   -------         -------        --------        --------         --------        --------           --------          --------

       110            (208)         (7,078)         (1,910)           9,035          (1,786)            (1,716)             (444)
   -------         -------        --------        --------         --------        --------           --------          --------



         0             553               0          27,239           22,311           6,963                  0                 0

        11              33          15,720           3,914            8,822           2,197                597             1,806

     1,029             663           6,787          11,822           42,271          35,277             35,114            33,687
   -------         -------        --------        --------         --------        --------           --------          --------

     1,040           1,249          22,507          42,975           73,404          44,437             35,711            35,493
   -------         -------        --------        --------         --------        --------           --------          --------



   $ 1,150         $ 1,041        $ 15,429        $ 41,065         $ 82,439        $ 42,651           $ 33,995          $ 35,049
   =======         =======        ========        ========         ========        ========           ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A8

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
                                    AST AMERICAN
                                 CENTURY STRATEGIC    AST COHEN &    AST GLOBAL       AST DEAM          AST DEAM
                                      BALANCED       STEERS REALTY   ALLOCATION      LARGE-CAP          SMALL-CAP
                                     PORTFOLIO         PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                 -----------------   -------------   ----------   ---------------   ----------------


ASSETS
  Investment in the portfolios,
     at value..................       $132,084          $831,812       $37,668        $601,004           $85,290
                                      --------          --------       -------        --------           -------
  Net Assets...................       $132,084          $831,812       $37,668        $601,004           $85,290
                                      ========          ========       =======        ========           =======

NET ASSETS, representing:
  Accumulation units...........       $132,084          $831,812       $37,668        $601,004           $85,290
                                      --------          --------       -------        --------           -------
                                      $132,084          $831,812       $37,668        $601,004           $85,290
                                      ========          ========       =======        ========           =======

  Units outstanding............         11,885            52,663         3,234          52,041             8,108
                                      ========          ========       =======        ========           =======

  Portfolio shares held........          8,800            39,876         2,776          44,322             9,445
  Portfolio net asset value per
     share.....................       $  15.01          $  20.86       $ 13.57        $  13.56           $  9.03
  Investment in portfolio
     shares, at cost...........       $122,687          $723,566       $33,593        $569,345           $79,342


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
                                    AST AMERICAN
                                 CENTURY STRATEGIC    AST COHEN &    AST GLOBAL       AST DEAM          AST DEAM
                                      BALANCED       STEERS REALTY   ALLOCATION      LARGE-CAP          SMALL-CAP
                                     PORTFOLIO         PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                 -----------------   -------------   ----------   ---------------   ----------------


INVESTMENT INCOME
  Dividend income..............        $   985          $  4,142        $  613         $ 1,017           $     0
                                     ---------          --------       -------        --------          --------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........          2,232             7,597           407           3,148             1,101
                                     ---------          --------       -------        --------          --------

NET INVESTMENT INCOME (LOSS)...         (1,247)           (3,455)          206          (2,131)           (1,101)
                                     ---------          --------       -------        --------          --------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................          1,203            40,994             0           9,891                 0
  Realized gain (loss) on
     shares redeemed...........         (4,852)            5,434            40            (176)              564
  Net change in unrealized gain
     (loss) on investments.....          8,247            95,361         2,821          29,869             4,988
                                     ---------          --------       -------        --------          --------

NET GAIN (LOSS) ON
  INVESTMENTS..................          4,598           141,789         2,861          39,584             5,552
                                     ---------          --------       -------        --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................      $   3,351          $138,334       $ 3,067        $ 37,453          $  4,451
                                     =========          ========       =======        ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A9

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           AST FEDERATED                                    AST GOLDMAN                        AST
    AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP       YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORTFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
--------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    --------    ----------    --------       --------        --------        --------         --------     ----------
    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    ========    ==========    ========       ========        ========        ========         ========     ==========


    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    --------    ----------    --------       --------        --------        --------         --------     ----------
    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    ========    ==========    ========       ========        ========        ========         ========     ==========

      18,894       116,443      55,984         29,798          39,154          42,789           54,801         89,186
    ========    ==========    ========       ========        ========        ========         ========     ==========

      16,063       147,847      56,537         27,522          25,848          19,099          121,396         52,122
    $  13.44    $     8.41    $  11.49       $  12.10        $  17.13        $  24.44         $   4.91     $    20.16
    $200,399    $1,206,140    $584,199       $329,722        $409,863        $431,868         $553,583     $  936,384






                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           AST FEDERATED                                    AST GOLDMAN                        AST
    AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP       YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORTFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
--------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



     $   383       $67,524     $     0        $   897         $   406         $     0          $     0       $  4,521
    --------    ----------    --------       --------        --------        --------         --------     ----------




       2,354        14,315       7,563          3,604           3,066           3,824            7,426         10,672
    --------    ----------    --------       --------        --------        --------         --------     ----------

      (1,971)       53,209      (7,563)        (2,707)         (2,660)         (3,824)          (7,426)        (6,151)
    --------    ----------    --------       --------        --------        --------         --------     ----------



       8,719             0      11,822         28,552           4,570               0                0         13,152

       1,041          (875)      5,629           (890)          2,278           1,040            2,148          5,275

      16,012        27,208      42,025          1,084          30,675          27,925           28,676        103,914
    --------    ----------    --------       --------        --------        --------         --------     ----------

      25,772        26,333      59,476         28,746          37,523          28,965           30,824        122,341
    --------    ----------    --------       --------        --------        --------         --------     ----------



    $ 23,801    $   79,542    $ 51,913       $ 26,039        $ 34,863        $ 25,141         $ 23,398     $  116,190
    ========    ==========    ========       ========        ========        ========         ========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A10

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
  Net Assets....................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

NET ASSETS, representing:
  Accumulation units............    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
                                    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

  Units outstanding.............      92,704          122,693        29,089         50,980              94,048
                                    ========       ==========      ========       ========          ==========

  Portfolio shares held.........      85,279           66,859        33,610         32,948              55,977
  Portfolio net asset value per
     share......................    $  11.67       $    20.45      $   9.42       $  18.42          $    19.37
  Investment in portfolio
     shares, at cost............    $958,175       $1,262,896      $301,425       $548,840          $1,055,513


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income...............    $ 37,860          $    451      $     0        $     0             $ 3,188
                                    --------       -----------    ---------       --------          ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      13,384            15,439        2,291          5,856              12,535
                                    --------       -----------    ---------       --------          ----------

NET INVESTMENT INCOME (LOSS)....      24,476           (14,988)      (2,291)        (5,856)             (9,347)
                                    --------       -----------    ---------       --------          ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................       9,827                 0            0              0              97,627
  Realized gain (loss) on shares
     redeemed...................        (966)           (4,364)         526          7,007              (1,937)
  Net change in unrealized gain
     (loss) on investments......      32,390            64,478       10,365         42,987              (2,013)
                                    --------       -----------    ---------       --------          ----------

NET GAIN (LOSS) ON INVESTMENTS..      41,251            60,114       10,891         49,994              93,677
                                    --------       -----------    ---------       --------          ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................     $65,727       $    45,126    $   8,600       $ 44,138          $   84,330
                                    ========       ===========    =========       ========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========


   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========

      109,608           16,452            24,758          235,264      58,084       30,867        68,777        57,523
   ==========         ========          ========       ==========    ========     ========      ========      ========

      100,625           13,996            19,926          103,153      37,210       25,756        34,795        50,110
   $    11.18         $  13.95          $  13.63       $    29.38    $  17.64     $  14.60      $  24.37      $  11.57
   $1,110,632         $179,728          $254,227       $2,775,130    $646,302     $344,120      $744,822      $567,649






                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



      $24,233          $   895           $   693         $  6,397     $ 1,774      $   829       $ 3,546       $ 4,171
   ----------         --------          --------       ----------    --------     --------      --------      --------




       13,929            1,439             1,820           37,743       2,243        3,150         7,013         5,131
   ----------         --------          --------       ----------    --------     --------      --------      --------

       10,304             (544)           (1,127)         (31,346)       (469)      (2,321)       (3,467)         (960)
   ----------         --------          --------       ----------    --------     --------      --------      --------



            0            3,970                 0          148,395       6,894       13,461             0         2,543

         (394)             646               132           14,125         490        6,947        10,833        (1,100)

        8,358           13,680            16,949          133,548       8,079       23,844        88,938        16,402
   ----------         --------          --------       ----------    --------     --------      --------      --------

        7,964           18,296            17,081          296,068      15,463       44,252        99,771        17,845
   ----------         --------          --------       ----------    --------     --------      --------      --------



   $   18,268         $ 17,752          $ 15,954       $  264,722    $ 14,994     $ 41,931      $ 96,304      $ 16,885
   ==========         ========          ========       ==========    ========     ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A12

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


ASSETS
  Investment in the portfolios, at
     value...............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
  Net Assets.............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

NET ASSETS, representing:
  Accumulation units.....................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
                                             $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

  Units outstanding......................       201,158        3,861,233      5,592,980      1,998,139
                                             ==========      ===========    ===========    ===========

  Portfolio shares held..................       193,355        3,769,088      5,461,936      1,953,403
  Portfolio net asset value per share....    $    11.55      $     11.36    $     11.18    $     11.08
  Investment in portfolio shares, at
     cost................................    $2,056,743      $39,634,534    $57,026,447    $20,244,908


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


INVESTMENT INCOME
  Dividend income........................      $      0       $        0     $        0     $        0
                                             ----------      -----------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
     mortality risk and expense risk and
     for administration..................        18,137          397,734        598,842        233,230
                                             ----------      -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).............       (18,137)        (397,734)      (598,842)      (233,230)
                                             ----------      -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
  Capital gains distributions received...             0                0              0              0
  Realized gain (loss) on shares
     redeemed............................         1,175           45,694        117,995         38,980
  Net change in unrealized gain (loss) on
     investments.........................       188,717        3,184,313      4,041,218      1,403,482
                                             ----------      -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS...........       189,892        3,230,007      4,159,213      1,442,462
                                             ----------      -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........    $  171,755      $ 2,832,273    $ 3,560,371    $ 1,209,232
                                             ==========      ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A13

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======


 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======

    430,815        337,354          339,596          460,885           27,730          16,981         3,900
 ==========     ==========       ==========       ==========         ========        ========       =======

    421,526        331,610          333,990          452,832           26,744         173,494         2,406
 $    10.84     $    10.72       $    10.62       $    10.80         $  10.86        $   1.00       $ 16.08
 $4,345,239     $3,357,032       $3,315,048       $4,616,683         $277,876        $173,494       $36,928






                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



   $      0       $      0         $      0         $      0          $     0          $7,208        $    0
 ----------     ----------       ----------       ----------         --------        --------       -------



     49,256         24,142           21,103           36,526              851           2,255           128
 ----------     ----------       ----------       ----------         --------        --------       -------

    (49,256)       (24,142)         (21,103)         (36,526)            (851)          4,953          (128)
 ----------     ----------       ----------       ----------         --------        --------       -------



          0              0                0                0                0               0             0
     37,275          3,516            5,236           10,929               41               0           138
    224,092        197,823          231,924          273,898           12,561               0         1,754
 ----------     ----------       ----------       ----------         --------        --------       -------

    261,367        201,339          237,160          284,827           12,602               0         1,892
 ----------     ----------       ----------       ----------         --------        --------       -------


 $  212,111     $  177,197       $  216,057       $  248,301         $ 11,751        $  4,953       $ 1,764
 ==========     ==========       ==========       ==========         ========        ========       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A14

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                            ------------------------------------------------------------------------------------------
                            AST PIMCO TOTAL                                               GARTMORE         AIM V.I.
                              RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT DEVELOPING   PREMIER EQUITY
                               PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO       MARKETS            FUND
                            ---------------   -----------------   -----------------   ---------------   --------------


ASSETS
  Investment in the
     portfolios, at
     value................      $967,711           $292,789            $453,218           $675,855           $   0
                                --------           --------            --------           --------           -----
  Net Assets..............      $967,711           $292,789            $453,218           $675,855           $   0
                                ========           ========            ========           ========           =====

NET ASSETS, representing:
  Accumulation units......      $967,711           $292,789            $453,218           $675,855           $   0
                                --------           --------            --------           --------           -----
                                $967,711           $292,789            $453,218           $675,855           $   0
                                ========           ========            ========           ========           =====

  Units outstanding.......        93,888             26,926              42,719             42,250               0
                                ========           ========            ========           ========           =====

  Portfolio shares held...        84,664             15,541              27,385             43,103               0
  Portfolio net asset
     value per share......      $  11.43           $  18.84            $  16.55           $  15.68           $0.00
  Investment in portfolio
     shares, at cost......      $962,115           $272,751            $426,154           $582,029           $   0


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                            ------------------------------------------------------------------------------------------
                            AST PIMCO TOTAL                                               GARTMORE         AIM V.I.
                              RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT DEVELOPING   PREMIER EQUITY
                               PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO       MARKETS            FUND
                            ---------------   -----------------   -----------------   ---------------   --------------


INVESTMENT INCOME
  Dividend income.........       $     0            $     0             $     0           $  2,475        $   132,504
                               ---------           --------            --------           --------        -----------

EXPENSES
  Charges to contract
     owners for assuming
     mortality risk and
     expense risk and for
     administration.......         3,045                889               1,082              6,532             58,309
                               ---------           --------            --------           --------        -----------

NET INVESTMENT INCOME
  (LOSS)..................        (3,045)              (889)             (1,082)            (4,057)            74,195
                               ---------           --------            --------           --------        -----------

NET REALIZED AND
     UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains
     distributions
     received.............             0                  0                   0             40,456                  0
  Realized gain (loss) on
     shares redeemed......            26                 57                  69              6,682         (2,119,459)
  Net change in unrealized
     gain (loss) on
     investments..........         5,596             20,038              27,064             75,502          2,682,141
                               ---------           --------            --------           --------        -----------

NET GAIN (LOSS) ON
  INVESTMENTS.............         5,622             20,095              27,133            122,640            562,682
                               ---------           --------            --------           --------        -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......     $   2,577           $ 19,206            $ 26,051           $118,583        $   636,877
                               =========           ========            ========           ========        ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A15

                      FINANCIAL STATEMENTS OF PRUCO LIFE OF
              NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                            ----------------------------------------------------------------------------------
                                 PRUDENTIAL MONEY          PRUDENTIAL DIVERSIFIED            PRUDENTIAL
                                 MARKET PORTFOLIO              BOND PORTFOLIO             EQUITY PORTFOLIO
                            --------------------------   -------------------------   -------------------------
                             01/01/2006    01/01/2005     01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                 TO            TO             TO            TO            TO            TO
                             12/31/2006    12/31/2005     12/31/2006    12/31/2005    12/31/2006    12/31/2005
                            -----------   ------------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...............  $   660,046   $    282,302   $ 1,448,222   $ 1,874,497   $  (145,921)  $  (181,925)
  Capital gains
     distributions
     received.............            0              0       403,433       361,013             0             0
  Realized gain (loss) on
     shares redeemed......            0              0      (253,409)       21,898      (567,745)   (1,399,206)
  Net change in unrealized
     gain (loss) on
     investments..........            0              0      (231,858)   (1,367,906)    4,991,186     5,514,800
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......      660,046        282,302     1,366,388       889,502     4,277,520     3,933,669
                            -----------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER
     TRANSACTIONS
  Contract owner net
     payments.............      173,462      1,121,678       156,646        58,358       807,751       920,939
  Surrenders, withdrawals
     and death benefits...   (4,928,984)    (4,989,612)   (7,041,598)   (6,519,646)   (4,793,754)   (4,671,529)
  Net transfers between
     other subaccounts or
     fixed rate option....    7,478,164       (991,345)     (499,197)       12,450      (556,283)      372,903
  Withdrawal and other
     charges..............       (8,314)        (8,201)      (17,836)      (21,461)      (27,690)      (25,823)
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS.........    2,714,328     (4,867,480)   (7,401,985)   (6,470,299)   (4,569,976)   (3,403,510)
                            -----------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS........    3,374,374     (4,585,178)   (6,035,597)   (5,580,797)     (292,456)      530,159

NET ASSETS
  Beginning of period.....   18,537,757     23,122,935    45,523,948    51,104,745    42,334,034    41,803,875
                            -----------   ------------   -----------   -----------   -----------   -----------
  End of period...........  $21,912,131   $ 18,537,757   $39,488,351   $45,523,948   $42,041,578   $42,334,034
                            ===========   ============   ===========   ===========   ===========   ===========

  Beginning units.........   16,041,468     20,179,511    28,661,454    32,767,335    23,618,562    25,260,747
                            -----------   ------------   -----------   -----------   -----------   -----------
  Units issued............   11,180,114      6,282,287       994,568     1,038,819       931,782     2,266,109
  Units redeemed..........   (8,477,103)   (10,420,330)   (5,637,249)   (5,144,700)   (3,267,039)   (3,908,294)
                            -----------   ------------   -----------   -----------   -----------   -----------
  Ending units............   18,744,479     16,041,468    24,018,773    28,661,454    21,283,305    23,618,562
                            ===========   ============   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A16

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
     PRUDENTIAL VALUE         PRUDENTIAL HIGH YIELD BOND      PRUDENTIAL STOCK INDEX           PRUDENTIAL GLOBAL
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    25,007    $    (9,870)     1,377,958    $ 1,322,456    $    82,825    $    36,632    $   (94,744)   $   (85,727)

  1,648,375              0              0              0        150,913      1,384,001              0              0

    975,796        138,663       (842,159)    (1,047,317)      (138,518)      (760,772)        74,549       (224,727)

  5,448,081      5,877,230      1,266,613        175,745      6,913,322        951,050      2,001,674      1,741,992
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  8,097,259      6,006,023      1,802,412        450,884      7,008,542      1,610,911      1,981,479      1,431,538
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  3,452,121      2,088,968         67,213         31,508        777,655      2,538,615        287,368        591,574

 (5,269,743)    (4,051,195)    (3,665,231)    (3,745,437)    (6,199,138)    (6,062,899)    (1,006,672)      (841,157)


    191,751        748,930       (184,490)      (308,919)      (887,263)      (607,125)       142,217        (92,359)

    (38,736)       (29,827)       (10,171)       (12,219)       (37,153)       (32,341)        (9,611)        (7,027)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





 (1,664,607)    (1,243,124)    (3,792,679)    (4,035,067)    (6,345,899)    (4,163,750)      (586,698)      (348,969)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  6,432,652      4,762,899     (1,990,267)    (3,584,183)       662,643     (2,552,839)     1,394,781      1,082,569


 45,457,116     40,694,217     22,970,996     26,555,179     54,609,307     57,162,146     11,330,714     10,248,145
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$51,889,768    $45,457,116    $20,980,729    $22,970,996    $55,271,950    $54,609,307    $12,725,495    $11,330,714
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

 20,451,192     20,353,531     15,050,813     17,740,008     32,972,150     34,831,097      7,149,745      7,323,405
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  3,015,825      3,105,897        477,075        768,280      1,402,293      4,004,591        597,480        830,945
 (2,971,144)    (3,008,236)    (2,886,791)    (3,457,475)    (4,717,476)    (5,863,538)      (887,645)    (1,004,605)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
 20,495,873     20,451,192     12,641,097     15,050,813     29,656,967     32,972,150      6,859,580      7,149,745
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A17

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                                               PRUDENTIAL SMALL            T. ROWE PRICE
                                 PRUDENTIAL JENNISON         CAPITALIZATION STOCK       INTERNATIONAL STOCK
                                      PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (529,744)  $  (645,978)  $   (88,851)  $   (86,790)  $   (9,181)  $    7,747
  Capital gains
     distributions
     received...............            0             0       511,730       646,397       12,499       11,838
  Realized gain (loss) on
     shares redeemed........   (1,309,568)   (2,167,386)      613,797       394,590      143,642       12,507
  Net change in unrealized
     gain (loss) on
     investments............    1,774,824     8,801,672       272,233      (355,178)     450,720      429,941
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      (64,488)    5,988,308     1,308,909       599,019      597,680      462,033
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      803,581       850,092        16,771        56,008       74,281        4,746
  Surrenders, withdrawals
     and death benefits.....   (6,160,871)   (5,913,830)   (1,798,631)   (1,297,173)    (632,972)    (297,123)
  Net transfers between
     other subaccounts or
     fixed rate option......   (1,132,815)   (1,504,605)     (113,357)      230,453      143,304       99,195
  Withdrawal and other
     charges................      (32,899)      (34,633)       (4,529)       (5,130)      (1,406)      (1,562)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (6,523,004)   (6,602,976)   (1,899,746)   (1,015,842)    (416,793)    (194,744)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............   (6,587,492)     (614,668)     (590,837)     (416,823)     180,887      267,289


NET ASSETS
  Beginning of period.......   51,212,800    51,827,468    10,791,035    11,207,858    3,683,590    3,416,301
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $44,625,308   $51,212,800   $10,200,198   $10,791,035   $3,864,477   $3,683,590
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........   29,303,323    33,127,405     4,605,545     5,059,203    2,806,669    2,978,504
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............    1,698,812     1,697,495       228,288       520,214      311,353      270,059
  Units redeemed............   (5,144,374)   (5,521,577)     (984,119)     (973,872)    (610,582)    (441,894)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............   25,857,761    29,303,323     3,849,714     4,605,545    2,507,440    2,806,669
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A18

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   T. ROWE PRICE EQUITY        PREMIER VIT OPCAP MANAGED      PREMIER VIT OPCAP SMALL
     INCOME PORTFOLIO                  PORTFOLIO                   CAP PORTFOLIO           AIM V.I. CORE EQUITY FUND
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
 ----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    23,876    $    24,222    $    59,584    $   (28,841)   $  (127,924)   $  (131,725)   $  (113,530)   $     4,795

    395,626        718,321      1,645,719        537,154        536,411      1,387,146              0              0

    559,582        347,407        (78,602)        41,141        439,471        204,927        110,045        (36,804)

  1,336,895       (716,807)      (471,016)        56,323      1,023,431     (1,699,822)     2,020,852        329,661
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  2,315,979        373,143      1,155,685        605,777      1,871,389       (239,474)     2,017,367        297,652
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



     26,795         19,382         31,400         64,123          5,683         21,599         38,102         12,920

 (2,485,202)    (1,948,784)    (2,495,218)    (2,031,856)    (1,646,622)    (1,246,996)    (2,381,496)      (833,033)


    (86,691)       202,933        (66,682)      (312,927)      (244,080)      (422,013)    12,382,001       (346,039)
     (5,860)        (6,871)        (6,848)        (8,149)        (3,198)        (3,667)        (7,772)        (4,622)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




 (2,550,958)    (1,733,340)    (2,537,348)    (2,288,809)    (1,888,217)    (1,651,077)    10,030,835     (1,170,774)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (234,979)    (1,360,197)    (1,381,663)    (1,683,032)       (16,828)    (1,890,551)    12,048,202       (873,122)


 14,902,684     16,262,881     15,748,391     17,431,423      9,205,602     11,096,153      7,966,911      8,840,033
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$14,667,705    $14,902,684    $14,366,728    $15,748,391    $ 9,188,774    $ 9,205,602    $20,015,113    $ 7,966,911
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

  7,461,455      8,341,334     10,029,885     11,525,124      4,416,125      5,252,234      5,087,410      5,864,292
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    336,951        562,795        273,843        148,025        127,778        180,125      7,887,854        116,403
 (1,538,494)    (1,442,674)    (1,840,781)    (1,643,264)      (941,386)    (1,016,234)    (1,821,961)      (893,285)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  6,259,912      7,461,455      8,462,947     10,029,885      3,602,517      4,416,125     11,153,303      5,087,410
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A19

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                JANUS ASPEN LARGE CAP     JANUS ASPEN INTERNATIONAL
                                       GROWTH -              GROWTH PORTFOLIO -          MFS VIT - RESEARCH
                                 INSTITUTIONAL SHARES        INSTITUTIONAL SHARES           BOND SERIES
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (108,488)  $  (136,600)  $   118,242   $   (32,508)  $  (31,498)  $  (36,518)
  Capital gains
     distributions
     received...............            0             0             0             0            0            0
  Realized gain (loss) on
     shares redeemed........     (465,575)     (795,210)    1,462,099       400,973      (43,955)    (116,046)
  Net change in unrealized
     gain (loss) on
     investments............    1,685,650     1,244,788     6,199,458     4,171,867      373,277      394,138
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........    1,111,587       312,978     7,779,799     4,540,332      297,824      241,574
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      144,294        20,547        25,109        34,245        7,278        5,992
  Surrenders, withdrawals
     and death benefits.....   (1,377,087)   (1,418,522)   (2,698,669)   (2,390,485)    (648,316)    (570,353)
  Net transfers between
     other subaccounts or
     fixed rate option......     (480,727)     (617,829)      (84,699)     (535,404)      33,199     (148,941)
  Withdrawal and other
     charges................       (6,464)       (7,891)       (8,886)       (8,346)      (1,681)      (2,165)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (1,719,984)   (2,023,695)   (2,767,145)   (2,899,990)    (609,520)    (715,467)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     (608,397)   (1,710,717)    5,012,654     1,640,342     (311,696)    (473,893)

NET ASSETS
  Beginning of period.......   12,497,178    14,207,895    18,433,587    16,793,245    3,874,154    4,348,047
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $11,888,781   $12,497,178   $23,446,241   $18,433,587   $3,562,458   $3,874,154
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........    8,703,049    10,178,594     7,749,435     9,205,986    2,641,273    3,151,383
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............      260,662       267,010       675,984       553,533      170,052      108,921
  Units redeemed............   (1,419,068)   (1,742,555)   (1,631,697)   (2,010,084)    (581,708)    (619,031)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............    7,544,643     8,703,049     6,793,722     7,749,435    2,229,617    2,641,273
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A20

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                 CREDIT SUISSE TRUST           AMERICAN CENTURY            FRANKLIN SMALL-MID
MFS EMERGING GROWTH SERIES        GLOBAL SMALL CAP              VP VALUE FUND            CAP GROWTH SECURITIES
--------------------------    ------------------------    -------------------------    -------------------------
 01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
     TO             TO            TO            TO            TO             TO             TO            TO
 12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
 ----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



$  (155,020)   $  (164,271)   $  (37,353)   $  (36,315)   $    1,181    $   (28,737)   $   (70,640)   $  (78,662)

          0              0             0             0       499,871        633,327              0             0

   (410,232)      (747,580)      (11,400)     (115,107)      140,841        194,470        (20,822)     (121,230)

  1,249,949      1,744,384       338,698       501,161       238,118       (595,826)       430,793       356,516
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



    684,697        832,533       289,945       349,739       880,011        203,234        339,331       156,624
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



     23,282         40,399       128,903         7,216         5,787        166,507         10,476             0

 (1,506,400)    (1,359,955)     (318,758)     (351,949)     (795,472)    (1,069,071)      (894,622)     (715,637)


   (271,561)      (532,223)     (105,800)       49,411       (68,437)        47,326       (254,873)     (224,761)
     (5,854)        (7,120)       (1,298)       (1,506)       (2,111)        (2,519)        (2,494)       (2,998)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------




 (1,760,533)    (1,858,899)     (296,953)     (296,828)     (860,233)      (857,757)    (1,141,513)     (943,396)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------


 (1,075,836)    (1,026,366)       (7,008)       52,911        19,778       (654,523)      (802,182)     (786,772)


 11,820,602     12,846,968     2,700,846     2,647,935     5,766,369      6,420,892      5,456,311     6,243,083
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
$10,744,766    $11,820,602    $2,693,838    $2,700,846    $5,786,147    $ 5,766,369    $ 4,654,129    $5,456,311
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========

  8,519,032      9,970,085     2,101,703     2,360,192     3,039,057      3,504,307      3,461,589     4,098,194
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
    273,468        263,691       215,537       216,759       121,546        314,612        147,367       139,569
 (1,512,977)    (1,714,744)     (439,629)     (475,248)     (553,332)      (779,862)      (848,438)     (776,174)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
  7,279,523      8,519,032     1,877,611     2,101,703     2,607,271      3,039,057      2,760,518     3,461,589
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A21

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                 SUBACCOUNTS
                              ---------------------------------------------------------------------------------
                                                            PRUDENTIAL DIVERSIFIED
                              PRUDENTIAL JENNISON 20/20          CONSERVATIVE
                                   FOCUS PORTFOLIO             GROWTH PORTFOLIO         DAVIS VALUE PORTFOLIO
                              -------------------------   -------------------------   -------------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                   TO            TO            TO            TO            TO            TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              -----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $   (70,346)  $   (71,472)  $   156,454   $   140,151   $   (39,375)  $   (26,121)
  Capital gains
     distributions
     received...............      449,091             0        34,393             0             0             0
  Realized gain (loss) on
     shares redeemed........      240,948       103,776      (261,729)     (376,765)      326,559       146,241
  Net change in unrealized
     gain (loss) on
     investments............      218,027     1,116,878       487,384       701,045       456,139       333,759
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      837,720     1,149,182       416,502       464,431       743,323       453,879
                              -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............       43,047        40,199       103,302         2,954         7,491       396,059
  Surrenders, withdrawals
     and death benefits.....     (996,215)     (906,221)   (1,332,725)   (1,643,565)   (1,131,689)   (1,063,210)
  Net transfers between
     other subaccounts or
     fixed rate option......      494,238       304,445        56,759       272,349       329,726       205,143
  Withdrawal and other
     charges................       (2,751)       (2,758)       (3,328)       (3,832)       (1,510)       (1,714)
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........     (461,681)     (564,335)   (1,175,992)   (1,372,094)     (795,982)     (463,722)
                              -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............      376,039       584,847      (759,490)     (907,663)      (52,659)       (9,843)

NET ASSETS
  Beginning of period.......    6,938,915     6,354,068     8,512,501     9,420,164     6,001,448     6,011,291
                              -----------   -----------   -----------   -----------   -----------   -----------
  End of period.............  $ 7,314,954   $ 6,938,915   $ 7,753,011   $ 8,512,501   $ 5,948,789   $ 6,001,448
                              ===========   ===========   ===========   ===========   ===========   ===========

  Beginning units...........    4,824,712     5,297,733     6,305,042     7,365,888     5,418,559     5,858,409
                              -----------   -----------   -----------   -----------   -----------   -----------
  Units issued..............      797,950       634,590       369,679       386,507       793,250       532,524
  Units redeemed............   (1,103,539)   (1,107,611)   (1,228,835)   (1,447,353)   (1,476,101)     (972,374)
                              -----------   -----------   -----------   -----------   -----------   -----------
  Ending units..............    4,519,123     4,824,712     5,445,886     6,305,042     4,735,708     5,418,559
                              ===========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A22

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                  PRUDENTIAL SP                                              PRUDENTIAL SP
    ALLIANCEBERNSTEIN        T.ROWE PRICE LARGE CAP            PRUDENTIAL SP                   SMALL-CAP
    LARGE CAP GROWTH            GROWTH PORTFOLIO           DAVIS VALUE PORTFOLIO            VALUE PORTFOLIO
------------------------    ------------------------    --------------------------    --------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
    TO            TO            TO            TO             TO             TO             TO             TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



$  (12,557)   $  (12,582)   $  (46,802)   $  (41,319)   $  (124,132)   $   (93,571)   $  (228,179)   $  (176,087)

         0             0       369,309             0        248,246      1,236,863      3,132,208      1,893,290

   (56,971)      (39,590)       25,774        42,615        177,633         87,433         41,319        159,233

    40,457       167,104      (214,675)      392,629      1,682,229       (170,049)      (434,338)    (1,266,904)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



   (29,071)      114,932       133,606       393,925      1,983,976      1,060,676      2,511,010        609,532
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



        54        87,456       110,804       319,017        792,414      2,589,264      4,865,795      3,171,223

  (169,484)     (161,404)     (147,417)     (125,832)      (589,073)      (428,447)      (924,900)      (911,721)


     1,212        41,776        49,555       (72,780)       (10,342)        90,263       (491,440)       559,884
      (252)         (328)       (4,771)       (3,611)       (21,573)       (13,592)       (40,189)       (30,167)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------




  (168,470)      (32,500)        8,171       116,794        171,426      2,237,488      3,409,266      2,789,219
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------


  (197,541)       82,432       141,777       510,719      2,155,402      3,298,164      5,920,276      3,398,751


 1,012,293       929,861     3,004,337     2,493,618     14,917,849     11,619,685     18,843,658     15,444,907
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
$  814,752    $1,012,293    $3,146,114    $3,004,337    $17,073,251    $14,917,849    $24,763,934    $18,843,658
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========

 1,549,023     1,611,465     2,695,649     2,632,586     11,153,907      9,575,516     12,327,803     10,478,341
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
   208,306       178,432       213,056       384,419        948,369      2,829,120      3,660,099      3,691,810
  (484,751)     (240,874)     (191,306)     (321,356)      (855,062)    (1,250,729)    (1,739,729)    (1,842,348)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
 1,272,578     1,549,023     2,717,399     2,695,649     11,247,214     11,153,907     14,248,173     12,327,803
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A23

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------

                              PRUDENTIAL SP SMALL CAP   PRUDENTIAL SP PIMCO TOTAL    PRUDENTIAL SP PIMCO HIGH
                                  GROWTH PORTFOLIO           RETURN PORTFOLIO            YIELD PORTFOLIO
                              -----------------------   -------------------------   -------------------------
                              01/01/2006   01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                  TO           TO            TO            TO            TO            TO
                              12/31/2006   12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              ----------   ----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $  (44,584)  $  (37,892)  $ 1,134,029   $ 1,323,499   $   937,952   $   699,791
  Capital gains
     distributions
     received...............           0            0             0       665,637       139,131       174,047
  Realized gain (loss) on
     shares redeemed........      36,403        7,203      (128,688)       19,330           654        16,243
  Net change in unrealized
     gain (loss) on
     investments............     294,591       68,409      (149,656)   (1,677,802)      161,934      (538,965)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........     286,410       37,720       855,685       330,664     1,239,671       351,116
                              ----------   ----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............     113,084      425,553     1,330,056     7,619,868     1,824,048     3,690,263
  Surrenders, withdrawals
     and death benefits.....    (124,501)    (100,126)   (3,721,566)   (2,351,826)     (858,333)     (572,865)
  Net transfers between
     other subaccounts or
     fixed rate option......      77,963       40,194      (609,751)    1,387,361        21,523       356,222
  Withdrawal and other
     charges................      (5,553)      (3,918)      (55,109)      (39,301)      (27,925)      (19,758)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........      60,993      361,703    (3,056,370)    6,616,102       959,313     3,453,862
                              ----------   ----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     347,403      399,423    (2,200,685)    6,946,766     2,198,984     3,804,978

NET ASSETS
  Beginning of period.......   2,663,579    2,264,156    43,643,151    36,696,385    15,322,010    11,517,032
                              ----------   ----------   -----------   -----------   -----------   -----------
  End of period.............  $3,010,982   $2,663,579   $41,442,466   $43,643,151   $17,520,994   $15,322,010
                              ==========   ==========   ===========   ===========   ===========   ===========

  Beginning units...........   2,652,792    2,352,380    37,150,288    30,931,506    11,537,641     8,863,667
                              ----------   ----------   -----------   -----------   -----------   -----------
  Units issued..............     350,034      627,859     3,112,219    10,509,137     2,053,000     4,143,000
  Units redeemed............    (270,041)    (327,447)   (5,610,544)   (4,290,355)   (1,344,042)   (1,469,026)
                              ----------   ----------   -----------   -----------   -----------   -----------
  Ending units..............   2,732,785    2,652,792    34,651,963    37,150,288    12,246,599    11,537,641
                              ==========   ==========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A24

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
  JANUS ASPEN LARGE CAP
         GROWTH                                                                      PRUDENTIAL SP STRATEGIC
   PORTFOLIO - SERVICE       PRUDENTIAL SP LARGE CAP     PRUDENTIAL SP AIM CORE      PARTNERS FOCUSED GROWTH
         SHARES                  VALUE PORTFOLIO            EQUITY PORTFOLIO                PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   (31,163)   $  (23,161)   $  (15,931)   $  (41,909)   $  (10,439)   $   (8,455)   $  (30,955)   $  (23,546)

         0             0       309,341       153,032        88,781             0       129,792             0

    30,503        14,758       178,932       139,753        17,263        24,816        26,155        18,323

   235,271        50,884       526,324        60,801       122,679        28,558      (168,793)      227,002
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   234,611        42,481       998,666       311,677       218,284        44,919       (43,801)      221,779
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 2,045,698       160,317        39,398       820,571        20,731       366,666       161,343       272,679

   (24,536)      (38,579)     (499,359)     (540,628)      (40,122)      (41,373)      (91,654)      (78,062)


   (80,536)      (74,643)     (318,079)      351,335       (22,483)     (247,517)      106,936       173,156
    (4,359)       (4,514)       (9,237)       (6,305)       (2,505)       (1,816)       (3,000)       (1,985)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 1,936,267        42,581      (787,277)      624,973       (44,379)       75,960       173,625       365,788
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


 2,170,878        85,062       211,389       936,650       173,905       120,879       129,824       587,567


 1,739,414     1,654,352     6,499,939     5,563,289     1,557,612     1,436,733     1,895,194     1,307,627
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 3,910,292    $1,739,414    $6,711,328    $6,499,939    $1,731,517    $1,557,612    $2,025,018    $1,895,194
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

 1,560,801     1,556,535     4,963,360     4,543,097     1,617,861     1,570,182     1,649,479     1,402,862
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 1,823,797       165,952       114,905     1,204,169        58,754       374,121       325,006       409,596
  (432,839)     (161,686)     (695,828)     (783,906)     (104,042)     (326,442)     (183,312)     (162,979)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 2,951,759     1,560,801     4,382,437     4,963,360     1,572,573     1,617,861     1,791,173     1,649,479
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A25

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                    SUBACCOUNTS
                                 --------------------------------------------------------------------------------
                                                                                              PRUDENTIAL SP
                                                                SP PRUDENTIAL U.S.             CONSERVATIVE
                                   PRUDENTIAL SP MID CAP             EMERGING                ASSET ALLOCATION
                                     GROWTH PORTFOLIO            GROWTH PORTFOLIO               PORTFOLIO
                                 ------------------------   -------------------------   -------------------------
                                 01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                 ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)....................  $ (106,247)  $   (88,126)  $  (169,152)  $  (122,772)  $   524,765   $   (69,591)
  Capital gains distributions
     received..................           0             0       769,260     1,162,418       424,609       677,989
  Realized gain (loss) on
     shares redeemed...........     124,961       123,056       187,498        82,649       265,612       264,570
  Net change in unrealized gain
     (loss) on investments.....    (264,272)      459,796       (33,762)      286,558       648,637       196,071
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    (245,558)      494,726       753,844     1,408,853     1,863,623     1,069,039
                                 ----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..     161,237     1,047,689     2,266,753       967,468       717,924     8,791,792
  Surrenders, withdrawals and
     death benefits............    (383,187)     (341,365)     (468,486)     (399,537)   (2,224,246)   (2,000,285)
  Net transfers between other
     subaccounts or fixed rate
     option....................      27,697     1,757,499       177,557     1,118,653      (405,910)      935,108
  Withdrawal and other
     charges...................     (11,627)       (7,576)      (18,081)      (13,297)      (49,821)      (29,269)
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............    (205,880)    2,456,247     1,957,743     1,673,287    (1,962,053)    7,697,346
                                 ----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................    (451,438)    2,950,973     2,711,587     3,082,140       (98,430)    8,766,385

NET ASSETS
  Beginning of period..........   6,978,673     4,027,700     9,620,239     6,538,099    27,938,257    19,171,872
                                 ----------   -----------   -----------   -----------   -----------   -----------
  End of period................  $6,527,235   $ 6,978,673   $12,331,826   $ 9,620,239   $27,839,827   $27,938,257
                                 ==========   ===========   ===========   ===========   ===========   ===========

  Beginning units..............   6,187,578     4,157,602     6,567,046     5,270,270    21,038,883    16,342,750
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Units issued.................     488,302     3,112,348     2,146,900     2,338,441       977,082     7,843,081
  Units redeemed...............    (699,029)   (1,082,372)   (1,188,931)   (1,041,665)   (2,813,043)   (3,146,948)
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Ending units.................   5,976,851     6,187,578     7,525,015     6,567,046    19,202,922    21,038,883
                                 ==========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A26

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  PRUDENTIAL SP BALANCED                                    PRUDENTIAL SP AGGRESSIVE          PRUDENTIAL SP
           ASSET              PRUDENTIAL SP GROWTH ASSET    GROWTH  ASSET ALLOCATION          INTERNATIONAL
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO               PORTFOLIO               GROWTH PORTFOLIO
--------------------------    --------------------------    ------------------------    ------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
     TO             TO             TO             TO            TO            TO            TO            TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
 ----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



$   657,806    $  (374,300)   $    75,172    $  (333,501)   $   14,841    $  (63,510)   $   13,521    $  (35,505)
  1,129,833      1,412,922        729,868        963,290       129,488       156,779       384,086       148,432

    878,036        542,056      1,011,820        572,810        92,929        60,616       124,645        59,828

  3,172,823      1,819,596      3,288,668      1,611,530       417,961       255,943       400,765       397,067
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



  5,838,498      3,400,274      5,105,528      2,814,129       655,219       409,828       923,017       569,822
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,682,781     28,008,001      2,059,654     19,270,468       313,209       746,316       272,075       957,880

 (3,971,057)    (2,582,613)    (3,850,470)    (1,364,349)     (196,650)     (178,268)     (231,821)     (115,822)

 (2,391,120)     1,472,449       (287,959)     2,553,078      (106,844)      358,086       262,246       151,278
   (132,380)       (61,482)      (105,359)       (65,696)      (11,702)       (9,512)       (8,147)       (4,443)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------




 (2,811,776)    26,836,355     (2,184,134)    20,393,501        (1,987)      916,622       294,353       988,893
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,026,722     30,236,629      2,921,394     23,207,630       653,232     1,326,450     1,217,370     1,558,715


 67,603,549     37,366,920     48,062,657     24,855,027     5,285,037     3,958,587     4,576,546     3,017,831
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
$70,630,271    $67,603,549    $50,984,051    $48,062,657    $5,938,269    $5,285,037    $5,793,916    $4,576,546
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========

 45,670,158     30,709,053     28,437,904     20,303,875     3,701,544     3,055,154     3,396,195     2,718,885
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
  3,191,878     22,356,279      2,549,061     13,134,859       341,779     1,046,529       815,298     1,403,818
 (6,269,741)    (7,395,174)    (5,040,081)    (5,000,830)     (396,327)     (400,139)     (587,724)     (726,508)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
 42,592,295     45,670,158     25,946,884     28,437,904     3,646,996     3,701,544     3,623,769     3,396,195
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A27

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                      SUBACCOUNTS
                                      ---------------------------------------------------------------------------
                                           PRUDENTIAL SP
                                        INTERNATIONAL VALUE      EVERGREEN VA BALANCED      EVERGREEN VA GROWTH
                                             PORTFOLIO                    FUND                      FUND
                                      -----------------------   -----------------------   -----------------------
                                      01/01/2006   01/01/2005   01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                          TO           TO           TO           TO           TO           TO
                                      12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                      ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......  $  (13,559)  $  (48,697)    $   111      $   116      $  (208)     $  (150)
  Capital gains distributions
     received.......................      68,576      375,209           0            0          553            0
  Realized gain (loss) on shares
     redeemed.......................     178,639       47,072          11          194           33           14
  Net change in unrealized gain
     (loss) on investments..........   1,207,991      138,444       1,028          260          663        1,116
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................   1,441,647      512,028       1,150          570        1,041          980
                                      ----------   ----------     -------      -------      -------      -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......   1,644,216      691,184           0       13,856            0            0
  Surrenders, withdrawals and death
     benefits.......................    (204,670)    (108,979)          0            0            0            0
  Net transfers between other
     subaccounts or fixed rate
     option.........................    (151,457)      89,988           0            0            0        7,501
  Withdrawal and other charges......     (10,204)      (7,159)          0            0           (6)          (2)
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............   1,277,885      665,034           0       13,856           (6)       7,499
                                      ----------   ----------     -------      -------      -------      -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................   2,719,532    1,177,062       1,150       14,426        1,035        8,479

NET ASSETS
  Beginning of period...............   4,989,051    3,811,989      14,426            0       11,375        2,896
                                      ----------   ----------     -------      -------      -------      -------
  End of period.....................  $7,708,583   $4,989,051     $15,576      $14,426      $12,410      $11,375
                                      ==========   ==========     =======      =======      =======      =======

  Beginning units...................   3,678,155    3,232,109      11,886            0        7,212        1,922
                                      ----------   ----------     -------      -------      -------      -------
  Units issued......................   1,329,344      908,006           0       11,887            0        5,290
  Units redeemed....................    (675,573)    (461,960)          2           (1)          (2)           0
                                      ----------   ----------     -------      -------      -------      -------
  Ending units......................   4,331,926    3,678,155      11,888       11,886        7,210        7,212
                                      ==========   ==========     =======      =======      =======      =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A28

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                              EVERGREEN VA SPECIAL       EVERGREEN INTERNATIONAL    EVERGREEN VA FUNDAMENTAL
 EVERGREEN VA OMEGA FUND           VALUES FUND                 EQUITY FUND               LARGE CAP FUND
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (7,078)     $ (6,746)     $ (1,910)     $   (947)     $  9,035      $  2,848      $ (1,786)     $ (2,564)
        0             0        27,239        21,152        22,311             0         6,963             0
   15,720         3,919         3,914           527         8,822         2,829         2,197         1,499

    6,787        10,940        11,822        (3,864)       42,271        42,202        35,277        29,794
 --------      --------      --------      --------      --------      --------      --------      --------


   15,429         8,113        41,065        16,868        82,439        47,879        42,651        28,729
 --------      --------      --------      --------      --------      --------      --------      --------


        0        41,558         3,892        14,051             0        62,661             0             0
  (58,282)       (1,141)       (8,629)         (557)      (10,954)       (1,817)       (4,734)       (7,301)

  (37,139)      (37,190)       (5,300)        4,780        10,036        (2,619)        3,726        66,572
     (400)         (373)         (324)         (307)         (151)         (112)          (40)          (32)
 --------      --------      --------      --------      --------      --------      --------      --------



  (95,821)        2,854       (10,361)       17,967        (1,069)       58,113        (1,048)       59,239
 --------      --------      --------      --------      --------      --------      --------      --------


  (80,392)       10,967        30,704        34,835        81,370       105,992        41,603        87,968


  443,518       432,551       215,227       180,392       387,372       281,380       397,624       309,656
 --------      --------      --------      --------      --------      --------      --------      --------
 $363,126      $443,518      $245,931      $215,227      $468,742      $387,372      $439,227      $397,624
 ========      ========      ========      ========      ========      ========      ========      ========

  309,578       308,139       133,329       121,801        27,738        22,984        33,252        27,752
 --------      --------      --------      --------      --------      --------      --------      --------
    9,699        46,151         7,825        12,212         1,918         5,670           294         6,256
  (76,030)      (44,712)      (13,802)         (684)       (1,943)         (916)         (383)         (756)
 --------      --------      --------      --------      --------      --------      --------      --------
  243,247       309,578       127,352       133,329        27,713        27,738        33,163        33,252
 ========      ========      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A29

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005


                                                                     SUBACCOUNTS
                                     ---------------------------------------------------------------------------
                                      AST ALLIANCEBERNSTEIN      AST AMERICAN CENTURY      AST AMERICAN CENTURY
                                         GROWTH & INCOME           INCOME & GROWTH          STRATEGIC BALANCED
                                            PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     -----------------------   -----------------------   -----------------------
                                     01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                         TO           TO           TO           TO           TO           TO
                                     12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                     ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).....   $ (1,716)    $   (536)    $   (444)    $ (1,084)    $  (1,247)    $  (178)
  Capital gains distributions
     received......................          0            0            0            0         1,203           0
  Realized gain (loss) on shares
     redeemed......................        597          (11)       1,806          (84)       (4,852)          4
  Net change in unrealized gain
     (loss) on investments.........     35,114        2,839       33,687        3,178         8,247       1,150
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................     33,995        2,292       35,049        2,010         3,351         976
                                      --------     --------     --------     --------     ---------     -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......    187,659       80,919      175,912      169,773       244,037      42,736

  Surrenders, withdrawals and death
     benefits......................     (1,908)           0       (8,404)      (1,351)            0           0
  Net transfers between other
     subaccounts or fixed rate
     option........................      1,661       34,136      (17,938)      11,011      (165,998)      7,019
  Withdrawal and other charges.....         (8)           0         (832)           0           (37)          0
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............    187,404      115,055      148,738      179,433        78,002      49,755
                                      --------     --------     --------     --------     ---------     -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................    221,399      117,347      183,787      181,443        81,353      50,731

NET ASSETS
  Beginning of period..............    117,347            0      181,443            0        50,731           0
                                      --------     --------     --------     --------     ---------     -------
  End of period....................   $338,746     $117,347     $365,230     $181,443     $ 132,084     $50,731
                                      ========     ========     ========     ========     =========     =======

  Beginning units..................     11,426            0       17,562            0         4,911           0
                                      --------     --------     --------     --------     ---------     -------
  Units issued.....................     20,466       11,569       18,054       19,433        26,479       4,911
  Units redeemed...................     (2,603)        (143)      (3,785)      (1,871)      (19,505)          0
                                      --------     --------     --------     --------     ---------     -------
  Ending units.....................     29,289       11,426       31,831       17,562        11,885       4,911
                                      ========     ========     ========     ========     =========     =======




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A30

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

   AST COHEN & STEERS         AST GLOBAL ALLOCATION     AST DEAM LARGE-CAP VALUE       AST DEAM SMALL-CAP
    REALTY PORTFOLIO                PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (3,455)     $ (1,338)      $   206       $  (183)     $ (2,131)      $  (264)      $(1,101)      $  (222)
   40,994             0             0             0         9,891             0             0             0
    5,434           412            40            56          (176)           31           564           (12)

   95,361        12,885         2,821         1,254        29,869         1,790         4,988           960
 --------      --------       -------       -------      --------       -------       -------       -------


  138,334        11,959         3,067         1,127        37,453         1,557         4,451           726
 --------      --------       -------       -------      --------       -------       -------       -------


  171,398       155,482             0         4,631       465,563        40,153        20,718        54,505

  (10,383)         (306)          (99)            0             0             0        (3,330)            0

  305,920        60,173        11,696        17,299        55,230         1,272         7,952           360
     (759)           (6)          (53)            0          (224)            0           (92)            0
 --------      --------       -------       -------      --------       -------       -------       -------



  466,176       215,343        11,544        21,930       520,569        41,425        25,248        54,865
 --------      --------       -------       -------      --------       -------       -------       -------


  604,510       227,302        14,611        23,057       558,022        42,982        29,699        55,591


  227,302             0        23,057             0        42,982             0        55,591             0
 --------      --------       -------       -------      --------       -------       -------       -------
 $831,812      $227,302       $37,668       $23,057      $601,004       $42,982       $85,290       $55,591
 ========      ========       =======       =======      ========       =======       =======       =======

   18,909             0         2,168             0         4,011             0         5,390             0
 --------      --------       -------       -------      --------       -------       -------       -------
   42,048        20,139         1,080         4,348        49,447         4,555         6,484         5,506
   (8,294)       (1,230)          (14)       (2,180)       (1,417)         (544)       (3,766)         (116)
 --------      --------       -------       -------      --------       -------       -------       -------
   52,663        18,909         3,234         2,168        52,041         4,011         8,108         5,390
 ========      ========       =======       =======      ========       =======       =======       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A31

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                        SUBACCOUNTS
                                        ---------------------------------------------------------------------------
                                                                                                 AST FEDERATED
                                           AST DEAM SMALL-CAP          AST HIGH YIELD              AGGRESSIVE
                                            VALUE PORTFOLIO              PORTFOLIO              GROWTH PORTFOLIO
                                        -----------------------   -----------------------   -----------------------
                                        01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                            TO           TO           TO           TO           TO           TO
                                        12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                        ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).......    $ (1,971)    $   (779)   $   53,209    $ (5,283)    $ (7,563)    $ (2,468)
  Capital gains distributions
     received........................       8,719          489             0           0       11,822            0
  Realized gain (loss) on shares
     redeemed........................       1,041          191          (875)       (794)       5,629          (31)
  Net change in unrealized gain
     (loss) on investments...........      16,012         (519)       27,208      10,043       42,025       23,392
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.......      23,801         (618)       79,542       3,966       51,913       20,893
                                         --------     --------    ----------    --------     --------     --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments........      85,074      110,143       355,953     555,853      229,600      142,745
  Surrenders, withdrawals and death
     benefits........................     (16,058)      (7,098)      (29,279)     (7,213)     (14,971)      (2,812)
  Net transfers between other
     subaccounts or fixed rate
     option..........................      17,880        3,015       113,968     173,415       (1,228)     224,949
  Withdrawal and other charges.......        (247)           0        (2,516)       (298)      (1,132)        (341)
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT OWNER
     TRANSACTIONS....................      86,649      106,060       438,126     721,757      212,269      364,541
                                         --------     --------    ----------    --------     --------     --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS..........................     110,450      105,442       517,668     725,723      264,182      385,434

NET ASSETS
  Beginning of period................     105,442            0       725,723           0      385,434            0
                                         --------     --------    ----------    --------     --------     --------
  End of period......................    $215,892     $105,442    $1,243,391    $725,723     $649,616     $385,434
                                         ========     ========    ==========    ========     ========     ========

  Beginning units....................      10,520            0        73,577           0       35,160            0
                                         --------     --------    ----------    --------     --------     --------
  Units issued.......................      11,484       12,355        47,815      95,145       28,233       37,079
  Units redeemed.....................      (3,110)      (1,835)       (4,949)    (21,568)      (7,409)      (1,919)
                                         --------     --------    ----------    --------     --------     --------
  Ending units.......................      18,894       10,520       116,443      73,577       55,984       35,160
                                         ========     ========    ==========    ========     ========     ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A32

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                            AST GOLDMAN SACHS           AST GOLDMAN SACHS
    AST MID-CAP VALUE          AST SMALL-CAP VALUE            CONCENTRATED                   MID-CAP
        PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO            GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,707)     $   (903)     $ (2,660)      $  (440)     $ (3,824)     $   (959)     $ (7,426)     $ (2,609)
   28,552             0         4,570             0             0             0             0             0
     (890)          (28)        2,278           126         1,040            74         2,148           354

    1,084         2,205        30,675         2,235        27,925         6,983        28,676        13,795
 --------      --------      --------       -------      --------      --------      --------      --------


   26,039         1,274        34,863         1,921        25,141         6,098        23,398        11,540
 --------      --------      --------       -------      --------      --------      --------      --------


  112,190       132,026       269,386        42,437       262,465       135,338       135,925       262,344
   (6,186)         (707)      (10,367)       (3,237)       (1,651)         (521)      (27,201)       (9,891)

   64,511         4,654        75,858        32,079        31,672         8,886        36,718       164,596
     (790)            0          (167)            0          (652)            0        (1,174)         (201)
 --------      --------      --------       -------      --------      --------      --------      --------



  169,725       135,973       334,710        71,279       291,834       143,703       144,268       416,848
 --------      --------      --------       -------      --------      --------      --------      --------

  195,764       137,247       369,573        73,200       316,975       149,801       167,666       428,388


  137,247             0        73,200             0       149,801             0       428,388             0
 --------      --------      --------       -------      --------      --------      --------      --------
 $333,011      $137,247      $442,773       $73,200      $466,776      $149,801      $596,054      $428,388
 ========      ========      ========       =======      ========      ========      ========      ========

   13,258             0         6,869             0        13,921             0        40,468             0
 --------      --------      --------       -------      --------      --------      --------      --------
   19,093        14,234        36,374         6,761        29,368        14,122        20,021        45,361
   (2,553)         (976)       (4,089)          108          (500)         (201)       (5,688)       (4,893)
 --------      --------      --------       -------      --------      --------      --------      --------
   29,798        13,258        39,154         6,869        42,789        13,921        54,801        40,468
 ========      ========      ========       =======      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A33

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005


                                                                       SUBACCOUNTS
                                       ---------------------------------------------------------------------------
                                                                     AST LORD ABBETT
                                         AST LARGE-CAP VALUE          BOND-DEBENTURE         AST MARSICO CAPITAL
                                              PORTFOLIO                 PORTFOLIO              GROWTH PORTFOLIO
                                       -----------------------   -----------------------   -----------------------
                                       01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                           TO           TO           TO           TO           TO           TO
                                       12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                       ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......   $   (6,151)   $ (3,593)    $ 24,476     $ (3,546)   $  (14,988)   $ (4,490)
  Capital gains distributions
     received.......................       13,152           0        9,827          114             0           0
  Realized gain (loss) on shares
     redeemed.......................        5,275         160         (966)          18        (4,364)        540
  Net change in unrealized gain
     (loss) on investments..........      103,914      10,482       32,390        4,638        64,478      39,887
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................      116,190       7,049       65,727        1,224        45,126      35,937
                                       ----------    --------     --------     --------    ----------    --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......      410,764     258,130      166,443      611,392       826,408     378,869
  Surrenders, withdrawals and death
     benefits.......................      (17,700)     (2,622)     (50,553)      (4,487)      (18,676)     (2,567)
  Net transfers between other
     subaccounts or fixed rate
     option.........................       20,332     261,070      177,366       30,045      (222,441)    327,156
  Withdrawal and other charges......       (2,017)       (416)      (1,947)          (7)       (2,002)       (549)
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............      411,379     516,162      291,309      636,943       583,289     702,909
                                       ----------    --------     --------     --------    ----------    --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................      527,569     523,211      357,036      638,167       628,415     738,846

NET ASSETS
  Beginning of period...............      523,211           0      638,167            0       738,846           0
                                       ----------    --------     --------     --------    ----------    --------
  End of period.....................   $1,050,780    $523,211     $995,203     $638,167    $1,367,261    $738,846
                                       ==========    ========     ========     ========    ==========    ========

  Beginning units...................       49,544           0       64,133            0        67,723           0
                                       ----------    --------     --------     --------    ----------    --------
  Units issued......................       47,216      53,320       38,235       69,445        90,373      72,933
  Units redeemed....................       (7,574)     (3,776)      (9,664)      (5,312)      (35,403)     (5,210)
                                       ----------    --------     --------     --------    ----------    --------
  Ending units......................       89,186      49,544       92,704       64,133       122,693      67,723
                                       ==========    ========     ========     ========    ==========    ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A34

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                        AST PIMCO LIMITED
                              AST NEUBERGER BERMAN        AST NEUBERGER BERMAN              MATURITY
AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,291)     $   (735)     $ (5,856)     $ (1,141)    $   (9,347)    $ (3,848)    $   10,304     $ (4,991)
        0             0             0             0         97,627          729              0           55
      526           622         7,007           519         (1,937)         486           (394)          52

   10,365         4,819        42,987        15,079         (2,013)      30,771          8,358        5,992
 --------      --------      --------      --------     ----------     --------     ----------     --------


    8,600         4,706        44,138        14,457         84,330       28,138         18,268        1,108
 --------      --------      --------      --------     ----------     --------     ----------     --------


  181,263       100,575       318,808       131,866        353,141      318,831        242,390      528,919
   (2,343)         (811)      (10,361)          (21)       (16,415)      (2,485)       (63,802)     (20,146)

   26,338        (1,124)       69,365        39,073         61,032      259,470        174,930      246,722
     (595)            0          (419)            0         (1,425)        (346)        (3,107)        (300)
 --------      --------      --------      --------     ----------     --------     ----------     --------



  204,663        98,640       377,393       170,918        396,333      575,470        350,411      755,195
 --------      --------      --------      --------     ----------     --------     ----------     --------


  213,263       103,346       421,531       185,375        480,663      603,608        368,679      756,303


  103,346             0       185,375             0        603,608            0        756,303            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
 $316,609      $103,346      $606,906      $185,375     $1,084,271     $603,608     $1,124,982     $756,303
 ========      ========      ========      ========     ==========     ========     ==========     ========

    9,609             0        16,346             0         55,423            0         75,195            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
   20,109        10,929        40,991        16,408         47,728       59,108         46,627       80,324
     (629)       (1,320)       (6,357)          (62)        (9,103)      (3,685)       (12,214)      (5,129)
 --------      --------      --------      --------     ----------     --------     ----------     --------
   29,089         9,609        50,980        16,346         94,048       55,423        109,608       75,195
 ========      ========      ========      ========     ==========     ========     ==========     ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A35

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                   SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                                          AST T. ROWE PRICE
                                    AST ALLIANCEBERNSTEIN     AST ALLIANCEBERNSTEIN            NATURAL
                                     CORE VALUE PORTFOLIO       MANAGED INDEX 500        RESOURCES PORTFOLIO
                                   -----------------------   -----------------------   -----------------------
                                   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                       TO           TO           TO           TO           TO           TO
                                   12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                   ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)...   $   (544)     $  (316)    $ (1,127)     $  (212)   $  (31,346)  $   (7,735)
  Capital gains distributions
     received....................      3,970            0            0            0       148,395            0
  Realized gain (loss) on shares
     redeemed....................        646            7          132           44        14,125        1,861
  Net change in unrealized gain
     (loss) on investments.......     13,680        1,830       16,949          418       133,548      121,949
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................     17,752        1,521       15,954          250       264,722      116,075
                                    --------      -------     --------      -------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments....     78,547       44,128      190,300       27,371       670,809      385,311
  Surrenders, withdrawals and
     death benefits..............     (3,833)           0         (124)           0       (55,858)      (4,146)
  Net transfers between other
     subaccounts or fixed rate
     option......................     49,213        8,121          267       37,972       686,746      971,907
  Withdrawal and other charges...       (211)           0         (396)           0        (3,981)        (958)
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS................    123,716       52,249      190,047       65,343     1,297,716    1,352,114
                                    --------      -------     --------      -------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS......................    141,468       53,770      206,001       65,593     1,562,438    1,468,189

NET ASSETS
  Beginning of period............     53,770            0       65,593            0     1,468,189            0
                                    --------      -------     --------      -------    ----------   ----------
  End of period..................   $195,238      $53,770     $271,594      $65,593    $3,030,627   $1,468,189
                                    ========      =======     ========      =======    ==========   ==========

  Beginning units................      5,210            0        6,307            0       125,060            0
                                    --------      -------     --------      -------    ----------   ----------
  Units issued...................     11,661        5,210       18,602        6,766       133,639      133,729
  Units redeemed.................       (419)           0         (151)        (459)      (23,435)      (8,669)
                                    --------      -------     --------      -------    ----------   ----------
  Ending units...................     16,452        5,210       24,758        6,307       235,264      125,060
                                    ========      =======     ========      =======    ==========   ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A36

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                              AST JPMORGAN
 AST T. ROWE PRICE ASSET      AST MFS GLOBAL EQUITY       INTERNATIONAL EQUITY      AST T. ROWE PRICE GLOBAL
  ALLOCATION PORTFOLIO              PORTFOLIO                   PORTFOLIO                BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 $   (469)      $  (409)     $ (2,321)     $   (846)     $ (3,467)     $   (989)     $   (960)     $ (1,121)
    6,894             0        13,461             0             0             0         2,543            14
      490            24         6,947           329        10,833           194        (1,100)         (663)

    8,079         2,003        23,844         8,070        88,938        14,182        16,402        (4,281)
 --------       -------      --------      --------      --------      --------      --------      --------



   14,994         1,618        41,931         7,553        96,304        13,387        16,885        (6,051)
 --------       -------      --------      --------      --------      --------      --------      --------


  513,144        18,238       119,682       101,864       397,464       151,913       345,559       190,120

     (891)            0       (27,747)       (7,112)       (5,490)          (33)      (12,554)       (1,878)

   72,852        36,597       106,577        33,502       179,328        15,703       (13,453)       61,616
     (168)            0          (216)            0          (634)            0          (462)          (12)
 --------       -------      --------      --------      --------      --------      --------      --------



  584,937        54,835       198,296       128,254       570,668       167,583       319,090       249,846
 --------       -------      --------      --------      --------      --------      --------      --------


  599,931        56,453       240,227       135,807       666,972       180,970       335,975       243,795


   56,453             0       135,807             0       180,970             0       243,795             0
 --------       -------      --------      --------      --------      --------      --------      --------
 $656,384       $56,453      $376,034      $135,807      $847,942      $180,970      $579,770      $243,795
 ========       =======      ========      ========      ========      ========      ========      ========

    5,447             0        12,957             0        16,973             0        25,781             0
 --------       -------      --------      --------      --------      --------      --------      --------
   55,460         6,281        26,187        14,408        74,989        28,631        37,139        28,206
   (2,823)         (834)       (8,277)       (1,451)      (23,185)      (11,658)       (5,397)       (2,425)
 --------       -------      --------      --------      --------      --------      --------      --------
   58,084         5,447        30,867        12,957        68,777        16,973        57,523        25,781
 ========       =======      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A37

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------

                                  AST AGGRESSIVE ASSET      AST CAPITAL GROWTH ASSET       AST BALANCED ASSET
                                  ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                ------------------------   -------------------------   -------------------------
                                01/01/2006   12/05/2005*    01/01/2006   12/05/2005*    01/01/2006   12/05/2005*
                                    TO            TO            TO            TO            TO            TO
                                12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...................  $  (18,137)    $    (35)   $  (397,734)    $   (286)   $  (598,842)   $     (850)
  Capital gains distributions
     received.................           0            0              0            0              0             0
  Realized gain (loss) on
     shares redeemed..........       1,175            0         45,694          (87)       117,995           228
  Net change in unrealized
     gain (loss) on
     investments..............     188,717         (654)     3,184,313       (2,009)     4,041,218        (3,221)
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     171,755         (689)     2,832,273       (2,382)     3,560,371        (3,843)
                                ----------     --------    -----------     --------    -----------    ----------

CONTRACT OWNER TRANSACTIONS
     Contract owner net
     payments.................   1,710,527       40,526     36,624,968      568,441     51,217,203     1,731,155
  Surrenders, withdrawals and
     death benefits...........     (64,663)           0       (590,054)           0       (707,845)            0
  Net transfers between other
     subaccounts or fixed rate
     option...................     318,910       68,702      3,298,696       86,000      5,092,353       175,758
  Withdrawal and other
     charges..................        (262)           0         (1,104)           0           (708)            0
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............   1,964,512      109,228     39,332,506      654,441     55,601,003     1,906,913
                                ----------     --------    -----------     --------    -----------    ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............   2,136,267      108,539     42,164,779      652,059     59,161,374     1,903,070

NET ASSETS
  Beginning of period.........     108,539            0        652,059            0      1,903,070             0
                                ----------     --------    -----------     --------    -----------    ----------
  End of period...............  $2,244,806     $108,539    $42,816,838     $652,059    $61,064,444    $1,903,070
                                ==========     ========    ===========     ========    ===========    ==========

  Beginning units.............      10,856            0         65,175            0        190,054             0
                                ----------     --------    -----------     --------    -----------    ----------
  Units issued................     199,905       10,856      4,425,294       65,230      6,161,302       206,945
  Units redeemed..............      (9,603)           0       (629,236)         (55)      (758,376)      (16,891)
                                ----------     --------    -----------     --------    -----------    ----------
  Ending units................     201,158       10,856      3,861,233       65,175      5,592,980       190,054
                                ==========     ========    ===========     ========    ===========    ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A38

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                           AST FIRST TRUST       AST FIRST TRUST      AST ADVANCED
  AST CONSERVATIVE ASSET        AST PRESERVATION ASSET     BALANCED TARGET    CAPITAL APPRECIATION     STRATEGIES
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         PORTFOLIO         TARGET PORTFOLIO        PORTFOLIO
--------------------------    -------------------------    ---------------    --------------------    ------------
 01/01/2006    12/05/2005*    01/01/2006    12/05/2005*      03/20/2006*           03/20/2006*         03/20/2006*
     TO             TO            TO             TO               TO                   TO                  TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005       12/31/2006           12/31/2006          12/31/2006
 ----------    -----------    ----------    -----------    ---------------    --------------------    ------------




$  (233,230)    $     (617)   $  (49,256)     $    (69)       $  (24,142)          $  (21,103)         $  (36,526)
          0              0             0             0                 0                    0                   0

     38,980            634        37,275           (22)            3,516                5,236              10,929

  1,403,482         (4,689)      224,092            14           197,823              231,924             273,898
-----------     ----------    ----------      --------        ----------           ----------          ----------



  1,209,232         (4,672)      212,111           (77)          177,197              216,057             248,301
-----------     ----------    ----------      --------        ----------           ----------          ----------


 16,943,108        911,475     3,655,557             0         3,216,369            2,056,893           3,996,342

   (385,574)             0       (65,081)            0           (63,165)             (10,640)             (5,739)

  2,469,432        501,042       432,729       334,526           224,521            1,284,664             651,683
       (342)             0          (420)            0               (67)                  (2)                 (6)
-----------     ----------    ----------      --------        ----------           ----------          ----------




 19,026,624      1,412,517     4,022,785       334,526         3,377,658            3,330,915           4,642,280
-----------     ----------    ----------      --------        ----------           ----------          ----------


 20,235,856      1,407,845     4,234,896       334,449         3,554,855            3,546,972           4,890,581


  1,407,845              0       334,449             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
$21,643,701     $1,407,845    $4,569,345      $334,449        $3,554,855           $3,546,972          $4,890,581
===========     ==========    ==========      ========        ==========           ==========          ==========

    140,454              0        33,318             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
  2,158,399        180,814       617,887        34,415           358,084              360,919             546,803
   (300,714)       (40,360)     (220,390)       (1,097)          (20,730)             (21,323)            (85,918)
-----------     ----------    ----------      --------        ----------           ----------          ----------
  1,998,139        140,454       430,815        33,318           337,354              339,596             460,885
===========     ==========    ==========      ========        ==========           ==========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A39

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                AST T. ROWE PRICE                                         AST PIMCO
                                 LARGE-CAP GROWTH      AST MONEY       AST SMALL-CAP    TOTAL RETURN   AST INTERNATIONAL
                                    PORTFOLIO      MARKET PORTFOLIO  GROWTH PORTFOLIO  BOND PORTFOLIO   VALUE PORTFOLIO
                                -----------------  ----------------  ----------------  --------------  -----------------
                                   05/01/2006*        05/01/2006*       05/01/2006*      05/01/2006*      05/01/2006*
                                        TO                TO                TO               TO                TO
                                    12/31/2006        12/31/2006        12/31/2006       12/31/2006        12/31/2006
                                -----------------  ----------------  ----------------  --------------  -----------------


OPERATIONS
  Net investment income
     (loss)...................       $   (851)         $   4,953          $  (128)        $ (3,045)         $   (889)
  Capital gains distributions
     received.................              0                  0                0                0                 0
  Realized gain (loss) on
     shares redeemed..........             41                  0              138               26                57
  Net change in unrealized
     gain (loss) on
     investments..............         12,561                  0            1,754            5,596            20,038
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............         11,751              4,953            1,764            2,577            19,206
                                     --------          ---------          -------         --------          --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments.................        274,910            825,228           36,902          932,758           256,996
  Surrenders, withdrawals and
     death benefits...........           (269)                 0             (273)               0              (285)
  Net transfers between other
     subaccounts or fixed rate
     option...................          4,045           (656,687)             289           32,376            16,872
  Withdrawal and other
     charges..................              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............        278,686            168,541           36,918          965,134           273,583
                                     --------          ---------          -------         --------          --------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............        290,437            173,494           38,682          967,711           292,789

NET ASSETS
  Beginning of period.........              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  End of period...............       $290,437          $ 173,494          $38,682         $967,711          $292,789
                                     ========          =========          =======         ========          ========

  Beginning units.............              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  Units issued................         27,770             81,826            5,410           93,888            26,997
  Units redeemed..............            (40)           (64,845)          (1,510)               0               (71)
                                     --------          ---------          -------         --------          --------
  Ending units................         27,730             16,981            3,900           93,888            26,926
                                     ========          =========          =======         ========          ========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A40

                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------

AST INTERNATIONAL    GARTMORE GVIT DEVELOPING      AIM V.I. PREMIER EQUITY
 GROWTH PORTFOLIO             MARKETS                        FUND
-----------------    ------------------------    ---------------------------
   05/01/2006*       01/01/2006    3/14/2005*     01/01/2006      01/01/2005
        TO               TO            TO             TO              TO
    12/31/2006       12/31/2006    12/31/2005      4/28/2006      12/31/2005
   -----------       ----------    ----------    ------------    -----------



     $ (1,082)        $ (4,057)     $   (656)    $     74,195    $   (77,532)
            0           40,456         5,000                0              0

           69            6,682          (722)      (2,119,459)      (667,638)

       27,064           75,502        18,324        2,682,141      1,250,944
     --------         --------      --------     ------------    -----------



       26,051          118,583        21,946          636,877        505,774
     --------         --------      --------     ------------    -----------


      419,019          163,328        64,831            8,817         35,418

         (286)          (2,296)         (366)        (441,977)    (1,823,934)

        8,434          233,471        77,017      (12,854,020)      (390,118)
            0             (657)           (2)          (2,102)        (7,118)
     --------         --------      --------     ------------    -----------




      427,167          393,846       141,480      (13,289,282)    (2,185,752)
     --------         --------      --------     ------------    -----------


      453,218          512,429       163,426      (12,652,405)    (1,679,978)


            0          163,426             0       12,652,405     14,332,383
     --------         --------      --------     ------------    -----------
     $453,218         $675,855      $163,426     $          0    $12,652,405
     ========         ========      ========     ============    ===========

            0           13,541             0        8,898,082     10,502,551
     --------         --------      --------     ------------    -----------
       44,796           48,824        12,975           65,326        254,806
       (2,077)         (20,115)          566       (8,963,408)    (1,859,275)
     --------         --------      --------     ------------    -----------
       42,719           42,250        13,541                0      8,898,082
     ========         ========      ========     ============    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A41

                      NOTES TO THE FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2006

NOTE 1:    GENERAL

            Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

            Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. will be renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

            The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-two subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the Series Fund are:



PRUDENTIAL SERIES FUND
----------------------
Money Market Portfolio        SP Prudential U.S. Emerging               AST Mid-Cap Value Portfolio
Diversified Bond Portfolio    Growth Portfolio                          AST Small Cap Value Portfolio
Equity Portfolio              SP Conservative Asset Allocation          AST Goldman Sachs Concentrated
Value Portfolio               Portfolio                                 Growth Portfolio
High Yield Bond Portfolio     SP Balanced Asset Allocation Portfolio    AST Goldman Sachs Mid-Cap
Stock Index Portfolio         SP Growth Asset Allocation Portfolio      Growth Portfolio
Global Portfolio              SP Aggressive Growth Asset Alloca-tion    AST Large-Cap Value Portfolio
Jennison Portfolio            Portfolio                                 AST Lord Abbett Bond Debenture
Small Capitalization Stock    SP International Growth Portfolio         Portfolio
Portfolio                     SP International Value Portfolio          AST Marsico Capital Growth
Jennison 20/20 Focus          AST AllianceBernstein Growth &            Portfolio
Portfolio                     Income Portfolio                          AST MFS Growth Portfolio
Diversified Conservative      AST American Century Income &             AST Neuberger Berman Mid-Cap
Growth                        Growth Portfolio                          Growth Portfolio
Portfolio                     AST American Century Strategic            AST Neuberger Berman Mid-Cap
SP Davis Value Portfolio      Balanced Portfolio                        Value Portfolio
SP T.Rowe Price Large-Cap     AST Cohen & Steers Realty                 AST PIMCO Limited Maturity
Growth Portfolio              AST Global Allocation Portfolio           Bond
SP Small Cap Value Portfolio  AST DeAm Large-Cap Value Portfolio        Portfolio
SP Small Cap Growth           AST DeAm Small-Cap Growth Portfolio       AST AllianceBernstein Core
Portfolio                     AST DeAm Small-Cap Value Portfolio        Value
SP PIMCO Total Return         AST High Yield Portfolio                  Portfolio
Portfolio                     AST Federated Aggressive Growth           AST AllianceBernstein Managed
SP PIMCO High Yield           Portfolio                                 Index 500 Portfolio
Portfolio                                                               AST T.Rowe Price Natural
SP Large Cap Value Portfolio                                            Resources Portfolio
SP AIM Core Equity Portfolio
SP Strategic Partners
Focused
Growth Portfolio
SP Mid Cap Growth Portfolio




                                       A42


AST T.Rowe Price Asset        AST PIMCO Total Return Bond Portfolio     FRANKLIN TEMPLETON FUNDS
Allocation                    AST International Value Portfolio         ------------------------
Portfolio                     AST International Growth Portfolio
AST MFS Global Equity                                                   Small-Mid Cap Growth
Portfolio                     AIM VARIABLE INSURANCE                    Securities Fund
AST JPMorgan International    ----------------------
Equity                                                                  GARTMORE GVIT
Portfolio                     AIM V.I. Core Equity Fund                 -------------
AST T.Rowe Price Global Bond
Portfolio                     ALLIANCE                                  Developing Markets
AST Aggressive Asset          --------
Allocation                                                              JANUS ASPEN SERIES
Portfolio                     AllianceBernstein Large Cap Growth        ------------------
AST Capital Growth Asset
Allocation Portfolio          AMERICAN CENTURY VARIABLE                 Large Cap Growth Portfolio --
AST Balanced Asset            -------------------------                 Institutional Shares
Allocation                                                              Large Cap Growth Portfolio-
Portfolio                     PORTFOLIOS                                Service
AST Conservative Asset        ----------                                Shares
Allocation                                                              International Growth
Portfolio                     Value Fund                                Portfolio --
AST Preservation Asset                                                  Institutional Shares
Allocation                    CREDIT SUISSE
Portfolio                     -------------                             MFS VARIABLE INSURANCE TRUST
AST First Trust Balanced                                                ----------------------------
Target                        Trust Global Small Cap
Portfolio                                                               Research Bond Series
AST First Trust Capital       DAVIS                                     Emerging Growth Series
Appreciation Target           -----
Portfolio                                                               OCC PREMIER VIT
AST Advanced Strategies       Davis Value Portfolio                     ---------------
Portfolio
AST T.Rowe Price Large-Cap    EVERGREEN VA                              Opcap Managed Portfolio
Growth Portfolio              ------------                              Opcap Small Cap Portfolio
AST Money Market
AST Small Cap Growth          Balanced Fund                             T. ROWE PRICE
Portfolio                     Growth Fund                               -------------
                              Omega Fund
                              Special Values Fund                       International Stock Portfolio
                              International Equity Fund                 Equity Income Portfolio
                              Fundamental Large Cap Fund


            The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

            On May 1st, 2006, the following fund was merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2006 as a transfer in.


RETIRED PORTFOLIOS                 EXISTING PORTFOLIOS                 ASSETS MOVED
------------------                 -------------------                 ------------

AIM V.I. Premier Equity fund.....  AIM VI Core Equity Fund              $12,799,901




NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES
            The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

            Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, whose investment securities are stated at value.

            Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

            Dividend and Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.


                                       A43

NOTE 3:    TAXES

            Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:    PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2006 were as follows:


                                                       PURCHASES        SALES
                                                      -----------   ------------


Prudential Money Market Portfolio...................  $11,079,530   $ (8,664,634)
Prudential Diversified Bond Portfolio...............  $   390,833   $ (8,375,337)
Prudential Equity Portfolio.........................  $   960,070   $ (6,115,759)
Prudential Value Portfolio..........................  $ 4,605,406   $ (6,955,417)
Prudential High Yield Bond Portfolio................  $   180,306   $ (4,274,735)
Prudential Stock Index Portfolio....................  $ 1,262,988   $ (8,378,316)
Prudential Global Portfolio.........................  $   776,416   $ (1,534,056)
Prudential Jennison Portfolio.......................  $ 1,348,259   $ (8,532,798)
Prudential Small Capitalization Stock Portfolio.....  $   286,806   $ (2,334,094)
T. Rowe Price International Stock Portfolio.........  $   342,538   $   (810,174)
T. Rowe Price Equity Income Portfolio...............  $   654,285   $ (3,409,335)
Premier VIT OpCap Managed Portfolio.................  $   189,813   $ (2,933,801)
Premier VIT OpCap Small Cap Portfolio...............  $   317,213   $ (2,333,354)
AIM V.I. Core Equity Fund...........................  $12,834,191   $ (3,024,628)
Janus Aspen Large Cap Growth -- Institutional
  Shares............................................  $   185,457   $ (2,071,336)
Janus Aspen International Growth
  Portfolio -- Institutional Shares.................  $   783,135   $ (3,841,691)
MFS VIT -- Research Bond Series.....................  $   146,204   $   (805,847)
MFS Emerging Growth Series..........................  $   119,254   $ (2,034,806)
Credit Suisse Trust Global Small Cap................  $   232,706   $   (567,011)
American Century VP Value Fund......................  $   154,490   $ (1,092,783)
Franklin Small-Mid Cap Growth Securities............  $   208,857   $ (1,421,011)
Prudential Jennison 20/20 Focus Portfolio...........  $   910,024   $ (1,471,076)
Prudential Diversified Conservative Growth
  Portfolio.........................................  $   424,919   $ (1,712,470)
Davis Value Portfolio...............................  $   614,462   $ (1,492,845)
AllianceBernstein Large Cap Growth..................  $   125,757   $   (306,784)
Prudential SP T.Rowe Price Large Cap Growth
  Portfolio.........................................  $   200,159   $   (238,790)
Prudential SP Davis Value Portfolio.................  $ 1,226,322   $ (1,302,142)
Prudential SP Small-Cap Value Portfolio.............  $ 5,763,979   $ (2,685,897)
Prudential SP Small Cap Growth Portfolio............  $   324,923   $   (308,515)
Prudential SP PIMCO Total Return Portfolio..........  $ 2,640,762   $ (6,337,328)
Prudential SP PIMCO High Yield Portfolio............  $ 2,618,512   $ (1,909,827)
Janus Aspen Large Cap Growth Portfolio -- Service
  Shares............................................  $ 2,436,533   $   (540,572)
Prudential SP Large Cap Value Portfolio.............  $   129,527   $ (1,015,534)
Prudential SP AIM Core Equity Portfolio.............  $    50,277   $   (120,099)
Prudential SP Strategic Partners Focused Growth
  Portfolio.........................................  $   362,604   $   (219,934)
Prudential SP Mid Cap Growth Portfolio..............  $   438,172   $   (750,299)
SP Prudential U.S. Emerging Growth Portfolio........  $ 3,456,234   $ (1,667,664)
Prudential SP Conservative Asset Allocation
  Portfolio.........................................  $ 1,713,946   $ (4,125,603)
Prudential SP Balanced Asset Allocation Portfolio...  $ 6,117,316   $(10,061,592)
Prudential SP Growth Asset Allocation Portfolio.....  $ 5,265,559   $ (8,293,624)
Prudential SP Aggressive Growth Asset Allocation
  Portfolio.........................................  $   495,040   $   (585,396)
Prudential SP International Growth Portfolio........  $ 1,171,728   $   (958,154)
Prudential SP International Value Portfolio.........  $ 2,235,475   $ (1,055,229)
Evergreen VA Balanced Fund..........................  $        --   $       (256)
Evergreen VA Growth Fund............................  $        --   $       (215)

                                       A44

                                                       PURCHASES        SALES
                                                      -----------   ------------

Evergreen VA Omega Fund.............................  $    12,992   $   (115,891)
Evergreen VA Special Values Fund....................  $    13,851   $    (27,907)
Evergreen International Equity Fund.................  $    27,933   $    (36,240)
Evergreen VA Fundamental Large Cap Fund.............  $     3,734   $    (11,844)
AST AllianceBernstein Growth & Income Portfolio.....  $   214,316   $    (30,110)
AST American Century Income & Growth Portfolio......  $   188,902   $    (43,739)
AST American Century Strategic Balanced Portfolio...  $   277,382   $   (201,612)
AST Cohen & Steers Realty Portfolio.................  $   597,134   $   (138,556)
AST Global Allocation Portfolio.....................  $    11,696   $       (558)
AST DeAm Large-Cap Value Portfolio..................  $   546,355   $    (28,934)
AST DeAm Small-Cap Growth Portfolio.................  $    64,242   $    (40,095)
AST DeAm Small-Cap Value Portfolio..................  $   119,711   $    (35,417)
AST High Yield Portfolio............................  $   486,466   $    (62,655)
AST Federated Aggressive Growth Portfolio...........  $   288,623   $    (83,918)
AST Mid-Cap Value Portfolio.........................  $   184,419   $    (18,297)
AST Small-Cap Value Portfolio.......................  $   374,061   $    (42,418)
AST Goldman Sachs Concentrated Growth Portfolio.....  $   307,392   $    (19,382)
AST Goldman Sachs Mid-Cap Growth Portfolio..........  $   192,440   $    (55,597)
AST Large-Cap Value Portfolio.......................  $   474,805   $    (74,098)
AST Lord Abbett Bond-Debenture Portfolio............  $   371,734   $    (93,810)
AST Marsico Capital Growth Portfolio................  $   917,015   $   (349,166)
AST MFS Growth Portfolio............................  $   210,960   $     (8,588)
AST Neuberger Berman Mid-Cap Growth Portfolio.......  $   459,537   $    (87,999)
AST Neuberger Berman Mid-Cap Value Portfolio........  $   495,054   $   (111,257)
AST PIMCO Limited Maturity Bond Portfolio...........  $   465,964   $   (129,483)
AST AllianceBernstein Core Value Portfolio..........  $   136,046   $    (13,769)
AST AllianceBernstein Managed Index 500.............  $   191,544   $     (3,316)
AST T. Rowe Price Natural Resources Portfolio.......  $ 1,555,661   $   (295,688)
AST T. Rowe Price Asset Allocation Portfolio........  $   615,460   $    (32,767)
AST MFS Global Equity Portfolio.....................  $   293,268   $    (98,122)
AST JPMorgan International Equity Portfolio.........  $   828,100   $   (264,445)
AST T. Rowe Price Global Bond Portfolio.............  $   368,062   $    (54,101)
AST Aggressive Asset Allocation Portfolio...........  $ 2,098,691   $   (152,316)
AST Capital Growth Asset Allocation Portfolio.......  $45,963,067   $ (7,028,295)
AST Balanced Asset Allocation Portfolio.............  $61,572,209   $ (6,570,049)
AST Conservative Asset Allocation Portfolio.........  $22,309,204   $ (3,515,809)
AST Preservation Asset Allocation Portfolio.........  $ 6,458,747   $ (2,485,218)
AST First Trust Balanced Target Portfolio...........  $ 3,745,496   $   (391,980)
AST First Trust Capital Appreciation Target
  Portfolio.........................................  $ 3,663,720   $   (353,907)
AST Advanced Strategies Portfolio...................  $ 5,690,601   $ (1,084,847)
AST T. Rowe Price Large-Cap Growth Portfolio........  $   278,917   $     (1,083)
AST Money Market Portfolio..........................  $   825,211   $   (658,925)
AST Small-Cap Growth Portfolio......................  $    43,443   $     (6,654)
AST Pimco Total Return Bond Portfolio...............  $   964,507   $     (2,417)
AST International Value Portfolio...................  $   274,232   $     (1,538)
AST International Growth Portfolio..................  $   427,762   $     (1,677)
Gartmore GVIT Developing Markets....................  $   659,962   $   (272,648)
AIM V.I. Premier Equity Fund........................  $    10,848   $(13,358,439)




NOTE 5:    RELATED PARTY TRANSACTIONS

            Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

            The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the

                                       A45

SUBADVISORS' PERFORMANCE OF SUCH SERVICES. THE INVESTMENT MANAGERS ENTERED INTO SUBADVISORY AGREEMENTS WITH SEVERAL SUBADVISORS, INCLUDING PRUDENTIAL INVESTMENT MANAGEMENT, INC. AND JENNISON ASSOCIATES LLC, WHICH ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF PRUDENTIAL.

            The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

            The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:    FINANCIAL HIGHLIGHTS

            Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

            The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.


                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                             PRUDENTIAL MONEY MARKET PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         18,744    1.02005    to    1.30893  $21,912      4.66%   1.35%    to     1.80%     2.93%    to    3.35%
December 31, 2005         16,041    0.99102    to    1.26691  $18,538      2.83%   1.35%    to     1.80%     1.08%    to    1.54%
December 31, 2004         20,180    0.98039    to    1.24840  $23,123      1.01%   1.35%    to     1.80%    -0.78%    to   -0.33%
December 31, 2003         23,421    0.98810    to    1.25286  $27,702      0.86%   1.35%    to     1.80%    -0.94%    to   -0.51%
December 31, 2002         34,850    1.00991    to    1.25977  $41,500      1.51%   1.35%    to     1.65%    -0.12%    to    0.17%

                                                           PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         24,019    1.38043    to    1.64793  $39,488      4.85%   1.35%    to     1.65%     3.28%    to    3.59%
December 31, 2005         28,661    1.33655    to    1.59160  $45,524      5.25%   1.35%    to     1.65%     1.61%    to    1.91%
December 31, 2004         32,767    1.31540    to    1.56260  $51,105      4.39%   1.35%    to     1.65%     3.87%    to    4.18%
December 31, 2003         37,311    1.26643    to    1.50079  $55,872      4.01%   1.35%    to     1.65%     5.73%    to    6.05%
December 31, 2002         41,855    1.19774    to    1.41582  $59,121     11.65%   1.35%    to     1.65%     5.34%    to    5.64%

                                                                PRUDENTIAL EQUITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         21,283    1.23731    to    2.08496  $42,042      1.06%   1.35%    to     1.80%    10.59%    to   11.08%
December 31, 2005         23,619    1.11720    to    1.87806  $42,334      0.97%   1.35%    to     1.80%     9.50%    to    9.98%
December 31, 2004         25,261    1.01871    to    1.70828  $41,804      1.24%   1.35%    to     1.80%     7.98%    to    8.46%
December 31, 2003         27,122    0.94205    to    1.57580  $41,946      0.99%   1.35%    to     1.65%    29.51%    to   29.90%
December 31, 2002         29,120    0.72737    to    1.21384  $35,149      0.84%   1.35%    to     1.65%   -23.60%    to  -23.38%

                                                                PRUDENTIAL VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         20,496    1.54375    to    2.96458  $51,890      1.47%   1.35%    to     1.80%    17.83%    to   18.35%
December 31, 2005         20,451    1.31000    to    2.50630  $45,457      1.39%   1.35%    to     1.80%    14.60%    to   15.11%
December 31, 2004         20,354    1.14140    to    2.17838  $40,694      1.40%   1.35%    to     1.80%    14.25%    to   14.76%
December 31, 2003         18,950    0.99748    to    1.89915  $34,773      1.57%   1.35%    to     1.80%    25.81%    to   26.37%
December 31, 2002         20,406    0.79168    to    1.50369  $30,173      1.32%   1.35%    to     1.65%   -23.24%    to  -23.00%

                                       A46

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                           PRUDENTIAL HIGH YIELD BOND PORTFOLIO


December 31, 2006         12,641    1.34263    to    1.66129  $20,981      7.74%   1.35%    to     1.65%     8.44%    to    8.77%
December 31, 2005         15,051    1.23810    to    1.52788  $22,971      6.77%   1.35%    to     1.65%     1.74%    to    2.01%
December 31, 2004         17,740    1.21693    to    1.49829  $26,555      7.28%   1.35%    to     1.65%     8.52%    to    8.84%
December 31, 2003         19,799    1.12137    to    1.37730  $27,247      8.33%   1.35%    to     1.65%    23.00%    to   23.37%
December 31, 2002         22,383    0.91166    to    1.11685  $24,979     17.74%   1.35%    to     1.65%    -0.15%    to    0.18%

                                                             PRUDENTIAL STOCK INDEX PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         29,657    0.96910    to    2.16530  $55,272      1.58%   1.35%    to     1.75%    13.56%    to   14.02%
December 31, 2005         32,972    0.85200    to    1.90012  $54,609      1.49%   1.35%    to     1.75%     2.75%    to    3.14%
December 31, 2004         34,831    0.82814    to    1.84300  $57,162      1.62%   1.35%    to     1.75%     8.55%    to    8.98%
December 31, 2003         34,885    0.76179    to    1.69204  $54,006      1.44%   1.35%    to     1.65%    26.10%    to   26.48%
December 31, 2002         35,111    0.60378    to    1.33841  $44,387      1.22%   1.35%    to     1.65%   -23.45%    to  -23.23%

                                                                PRUDENTIAL GLOBAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,860    1.00233    to    2.13726  $12,725      0.64%   1.35%    to     1.80%    17.53%    to   18.05%
December 31, 2005          7,150    0.85110    to    1.81132  $11,331      0.60%   1.35%    to     1.80%    14.01%    to   14.53%
December 31, 2004          7,323    0.74506    to    1.58248  $10,248      0.99%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2003          7,208    0.69073    to    1.46429  $ 9,537      0.37%   1.35%    to     1.65%    31.88%    to   32.28%
December 31, 2002          7,196    0.52344    to    1.10749  $ 7,433      1.06%   1.35%    to     1.65%   -26.36%    to  -26.15%

                                                               PRUDENTIAL JENNISON PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,858    0.69691    to    1.98290  $44,625      0.28%   1.35%    to     1.80%    -0.01%    to    0.44%
December 31, 2005         29,303    0.69559    to    1.97537  $51,213      0.10%   1.35%    to     1.80%    12.54%    to   13.05%
December 31, 2004         33,127    0.61691    to    1.74849  $51,827      0.45%   1.35%    to     1.80%     7.69%    to    8.18%
December 31, 2003         36,097    0.57165    to    1.61723  $52,789      0.26%   1.35%    to     1.65%    28.13%    to   28.53%
December 31, 2002         37,205    0.44585    to    1.25897  $43,711      0.20%   1.35%    to     1.65%   -32.08%    to  -31.87%

                                                      PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,850    2.10323    to    2.65787  $10,200      0.55%   1.35%    to     1.65%    12.81%    to   13.15%
December 31, 2005          4,606    1.86435    to    2.35028  $10,791      0.59%   1.35%    to     1.65%     5.52%    to    5.83%
December 31, 2004          5,059    1.76674    to    2.22179  $11,208      0.59%   1.35%    to     1.65%    20.06%    to   20.42%
December 31, 2003          5,173    1.47156    to    1.84609  $ 9,528      0.46%   1.35%    to     1.65%    36.02%    to   36.42%
December 31, 2002          6,136    1.08184    to    1.35384  $ 8,288      0.88%   1.35%    to     1.65%   -16.30%    to  -16.05%

                                                        T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,507    1.14486    to    1.54392  $ 3,864      1.14%   1.35%    to     1.65%    17.17%    to   17.51%
December 31, 2005          2,807    0.97711    to    1.31451  $ 3,684      1.62%   1.35%    to     1.65%    14.16%    to   14.49%
December 31, 2004          2,979    0.85590    to    1.14869  $ 3,416      1.09%   1.35%    to     1.65%    11.92%    to   12.27%
December 31, 2003          3,236    0.76471    to    1.02374  $ 3,306      1.22%   1.35%    to     1.65%    28.40%    to   28.77%
December 31, 2002          4,903    0.59558    to    0.79531  $ 3,609      0.89%   1.35%    to     1.65%   -19.61%    to  -19.39%

                                                           T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,260    1.54295    to    2.36313  $14,668      1.55%   1.35%    to     1.65%    17.03%    to   17.39%
December 31, 2005          7,461    1.31837    to    2.01408  $14,903      1.54%   1.35%    to     1.65%     2.23%    to    2.54%
December 31, 2004          8,341    1.28960    to    1.96512  $16,263      1.56%   1.35%    to     1.65%    13.05%    to   13.39%
December 31, 2003          9,103    1.14069    to    1.73402  $15,629      1.69%   1.35%    to     1.65%    23.46%    to   23.83%
December 31, 2002         10,042    0.92390    to    1.40102  $13,970      1.60%   1.35%    to     1.65%   -14.53%    to  -14.28%

                                                            PREMIER VIT OPCAP MANAGED PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          8,463    1.18165    to    1.70043  $14,367      1.79%   1.35%    to     1.65%     7.87%    to    8.20%
December 31, 2005         10,030    1.09540    to    1.57237  $15,748      1.21%   1.35%    to     1.65%     3.58%    to    3.89%
December 31, 2004         11,525    1.05759    to    1.51433  $17,431      1.50%   1.35%    to     1.65%     8.97%    to    9.29%
December 31, 2003         12,855    0.97053    to    1.38628  $17,801      1.85%   1.35%    to     1.65%    19.77%    to   20.12%
December 31, 2002         14,620    0.81033    to    1.15460  $16,864      2.05%   1.35%    to     1.65%   -18.23%    to  -17.99%

                                                           PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,603    2.37865    to    2.55214  $ 9,189      0.00%   1.35%    to     1.65%    22.07%    to   22.43%
December 31, 2005          4,416    1.94860    to    2.08553  $ 9,206      0.00%   1.35%    to     1.65%    -1.56%    to   -1.27%
December 31, 2004          5,252    1.97949    to    2.11349  $11,096      0.05%   1.35%    to     1.65%    15.97%    to   16.31%
December 31, 2003          5,899    1.70696    to    1.81797  $10,721      0.05%   1.35%    to     1.65%    40.34%    to   40.76%
December 31, 2002          6,466    1.21632    to    1.29217  $ 8,354     11.52%   1.35%    to     1.65%   -22.91%    to  -22.68%

                                       A47

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                                 AIM V.I. CORE EQUITY FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,153    0.95952    to    1.80467  $20,015      0.67%   1.35%    to     1.65%    14.81%    to   15.16%
December 31, 2005          5,087    0.83573    to    1.56803  $ 7,967      1.45%   1.35%    to     1.65%     3.61%    to    3.91%
December 31, 2004          5,864    0.80658    to    1.50970  $ 8,840      0.94%   1.35%    to     1.65%     7.19%    to    7.52%
December 31, 2003          6,768    0.75247    to    1.40486  $ 9,494      0.99%   1.35%    to     1.65%    22.40%    to   22.75%
December 31, 2002          7,670    0.61477    to    1.14498  $ 8,771      0.31%   1.35%    to     1.65%   -16.95%    to  -16.70%

                                                   JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,545    0.77290    to    1.58878  $11,889      0.48%   1.35%    to     1.65%     9.57%    to    9.91%
December 31, 2005          8,703    0.70539    to    1.44650  $12,497      0.33%   1.35%    to     1.65%     2.60%    to    2.90%
December 31, 2004         10,179    0.68751    to    1.40646  $14,208      0.14%   1.35%    to     1.65%     2.81%    to    3.13%
December 31, 2003         11,699    0.66870    to    1.36461  $15,849      0.09%   1.35%    to     1.65%    29.57%    to   29.96%
December 31, 2002         13,505    0.51608    to    1.05047  $14,096      0.00%   1.35%    to     1.65%   -27.71%    to  -27.49%

                                            JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,794    1.95154    to    3.47954  $23,446      1.95%   1.35%    to     1.65%    44.65%    to   45.08%
December 31, 2005          7,749    1.34919    to    2.39973  $18,434      1.19%   1.35%    to     1.65%    30.16%    to   30.54%
December 31, 2004          9,206    1.03659    to    1.83930  $16,793      0.90%   1.35%    to     1.65%    17.02%    to   17.35%
December 31, 2003         10,518    0.88582    to    1.56797  $16,347      1.22%   1.35%    to     1.65%    32.73%    to   33.12%
December 31, 2002         12,091    0.66739    to    1.17846  $14,127      0.85%   1.35%    to     1.65%   -26.80%    to  -26.57%

                                                              MFS VIT -- RESEARCH BOND SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,230    0.99783    to    1.59906  $ 3,562      0.52%   1.40%    to     1.65%     8.69%    to    8.95%
December 31, 2005          2,641    0.91808    to    1.46772  $ 3,874      0.49%   1.40%    to     1.65%     6.06%    to    6.32%
December 31, 2004          3,151    0.86562    to    1.38048  $ 4,348      1.08%   1.40%    to     1.65%    13.97%    to   14.24%
December 31, 2003          3,644    0.75952    to    1.20836  $ 4,401      0.69%   1.40%    to     1.65%    22.68%    to   22.98%
December 31, 2002          4,283    0.61911    to    0.98255  $ 4,206      0.35%   1.40%    to     1.65%   -25.77%    to  -25.58%

                                                                MFS EMERGING GROWTH SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,280    0.80244    to    1.47914  $10,745      0.00%   1.35%    to     1.65%     6.16%    to    6.45%
December 31, 2005          8,519    0.75590    to    1.39011  $11,821      0.00%   1.35%    to     1.65%     7.43%    to    7.75%
December 31, 2004          9,970    0.70362    to    1.29091  $12,847      0.00%   1.35%    to     1.65%    11.13%    to   11.46%
December 31, 2003         11,293    0.63317    to    1.15881  $13,059      0.00%   1.35%    to     1.65%    28.12%    to   28.49%
December 31, 2002         12,633    0.49421    to    0.90235  $11,375      0.00%   1.35%    to     1.65%   -34.84%    to  -34.64%

                                                           CREDIT SUISSE TRUST GLOBAL SMALL CAP
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,878    1.08635    to    1.43500  $ 2,694      0.00%   1.35%    to     1.65%    11.39%    to   11.70%
December 31, 2005          2,102    0.97531    to    1.28530  $ 2,701      0.00%   1.35%    to     1.65%    14.26%    to   14.59%
December 31, 2004          2,360    0.85361    to    1.12210  $ 2,648      0.00%   1.35%    to     1.65%    16.07%    to   16.42%
December 31, 2003          2,671    0.73541    to    0.96436  $ 2,575      0.00%   1.35%    to     1.65%    45.26%    to   45.68%
December 31, 2002          4,636    0.50628    to    0.66230  $ 2,811      0.00%   1.35%    to     1.65%   -35.22%    to  -35.03%

                                                              AMERICAN CENTURY VP VALUE FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,607    1.86028    to    2.22761  $ 5,786      1.41%   1.35%    to     1.65%    16.73%    to   17.08%
December 31, 2005          3,039    1.59361    to    1.90364  $ 5,766      0.91%   1.35%    to     1.65%     3.33%    to    3.63%
December 31, 2004          3,504    1.54228    to    1.83772  $ 6,421      1.03%   1.35%    to     1.65%    12.49%    to   12.81%
December 31, 2003          3,736    1.37107    to    1.62974  $ 6,078      1.11%   1.35%    to     1.65%    26.87%    to   27.23%
December 31, 2002          4,394    1.08073    to    1.28151  $ 5,612      0.91%   1.35%    to     1.65%   -14.04%    to  -13.79%

                                                         FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,761    0.99775    to    1.70655  $ 4,654      0.00%   1.35%    to     1.65%     6.93%    to    7.25%
December 31, 2005          3,462    0.93308    to    1.59202  $ 5,456      0.00%   1.35%    to     1.65%     3.08%    to    3.40%
December 31, 2004          4,098    0.90516    to    1.54056  $ 6,243      0.00%   1.35%    to     1.65%     9.66%    to    9.99%
December 31, 2003          4,536    0.82539    to    1.40143  $ 6,266      0.00%   1.35%    to     1.65%    35.01%    to   35.41%
December 31, 2002          5,005    0.61134    to    1.03547  $ 5,103      0.25%   1.35%    to     1.65%   -29.84%    to  -29.63%

                                                         PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,519    1.54401    to    1.61949  $ 7,315      0.41%   1.35%    to     1.65%    12.28%    to   12.61%
December 31, 2005          4,825    1.37511    to    1.43892  $ 6,939      0.25%   1.35%    to     1.65%    19.62%    to   19.98%
December 31, 2004          5,298    1.14958    to    1.20003  $ 6,354      0.10%   1.35%    to     1.65%    14.05%    to   14.39%
December 31, 2003          5,572    1.00792    to    1.04952  $ 5,845      0.22%   1.35%    to     1.65%    27.20%    to   27.59%
December 31, 2002          6,206    0.79236    to    0.82304  $ 5,106      0.02%   1.35%    to     1.65%   -23.51%    to  -23.28%

                                       A48

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                   PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,446    1.40304    to    1.43284  $ 7,753      3.34%   1.35%    to     1.65%     5.19%    to    5.51%
December 31, 2005          6,305    1.33377    to    1.35805  $ 8,513      3.02%   1.35%    to     1.65%     5.30%    to    5.62%
December 31, 2004          7,366    1.26658    to    1.28576  $ 9,420      3.11%   1.35%    to     1.65%     7.79%    to    8.11%
December 31, 2003          8,112    1.17504    to    1.18932  $ 9,602      4.59%   1.35%    to     1.65%    19.61%    to   19.95%
December 31, 2002          9,257    0.98242    to    0.99155  $ 9,139      0.22%   1.35%    to     1.65%    -8.61%    to   -8.34%

                                                                   DAVIS VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,736    1.23605    to    1.26051  $ 5,949      0.73%   1.35%    to     1.65%    13.13%    to   13.48%
December 31, 2005          5,419    1.09258    to    1.11081  $ 6,001      0.95%   1.35%    to     1.65%     7.67%    to    7.99%
December 31, 2004          5,858    1.01470    to    1.02858  $ 6,011      0.84%   1.35%    to     1.65%    10.51%    to   10.85%
December 31, 2003          5,826    0.91822    to    0.92794  $ 5,397      0.76%   1.35%    to     1.65%    27.67%    to   28.01%
December 31, 2002          5,969    0.71923    to    0.72488  $ 4,321      0.73%   1.35%    to     1.65%   -17.62%    to  -17.37%

                                                            ALLIANCEBERNSTEIN LARGE CAP GROWTH
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,273    0.62974    to    0.64277  $   815      0.00%   1.35%    to     1.65%    -2.26%    to   -1.95%
December 31, 2005          1,549    0.64427    to    0.65558  $ 1,012      0.00%   1.35%    to     1.65%    12.98%    to   13.30%
December 31, 2004          1,611    0.57025    to    0.57864  $   930      0.00%   1.35%    to     1.65%     6.60%    to    6.91%
December 31, 2003          1,880    0.53496    to    0.54123  $ 1,015      0.00%   1.35%    to     1.65%    21.34%    to   21.74%
December 31, 2002          2,147    0.44088    to    0.44458  $   953      0.00%   1.35%    to     1.65%   -31.97%    to  -31.75%

                                                   PRUDENTIAL SP T.ROWE PRICE LARGE CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,717    0.73953    to    1.48086  $ 3,146      0.00%   1.40%    to     1.80%     4.04%    to    4.46%
December 31, 2005          2,696    0.70931    to    1.41770  $ 3,004      0.00%   1.40%    to     1.80%    14.44%    to   14.89%
December 31, 2004          2,633    0.61862    to    1.23406  $ 2,494      0.00%   1.40%    to     1.80%     4.23%    to    4.65%
December 31, 2003          1,821    0.59231    to    0.94778  $ 1,424      0.00%   1.40%    to     1.80%    21.68%    to   22.14%
December 31, 2002          1,062    0.48575    to    0.59753  $   531      0.00%   1.40%    to     1.65%   -32.31%    to  -32.14%

                                                            PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,247    1.27474    to    1.69738  $17,073      0.78%   1.40%    to     1.80%    12.99%    to   13.44%
December 31, 2005         11,154    1.12592    to    1.49631  $14,918      0.86%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2004          9,576    1.04459    to    1.38531  $11,620      0.37%   1.40%    to     1.80%    10.54%    to   10.98%
December 31, 2003          6,374    0.94309    to    1.08521  $ 6,579      0.43%   1.40%    to     1.80%    27.13%    to   27.63%
December 31, 2002          3,812    0.74041    to    0.76511  $ 2,838      0.01%   1.40%    to     1.65%   -17.07%    to  -16.86%

                                                          PRUDENTIAL SP SMALL-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         14,248    1.39567    to    1.79078  $24,764      0.47%   1.35%    to     1.80%    12.59%    to   13.08%
December 31, 2005         12,328    1.23963    to    1.58443  $18,844      0.50%   1.35%    to     1.80%     2.77%    to    3.22%
December 31, 2004         10,478    1.20621    to    1.53570  $15,445      0.15%   1.35%    to     1.80%    18.55%    to   19.07%
December 31, 2003          5,282    1.01747    to    1.24988  $ 6,380      0.03%   1.35%    to     1.80%    30.75%    to   31.34%
December 31, 2002          3,474    0.84333    to    0.95217  $ 3,121      0.72%   1.35%    to     1.65%   -15.77%    to  -15.52%

                                                         PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,733    0.67363    to    1.42492  $ 3,011      0.00%   1.35%    to     1.80%    10.41%    to   10.90%
December 31, 2005          2,653    0.60904    to    1.28565  $ 2,664      0.00%   1.35%    to     1.80%     0.66%    to    1.12%
December 31, 2004          2,352    0.60385    to    1.27212  $ 2,264      0.00%   1.35%    to     1.80%    -2.68%    to   -2.24%
December 31, 2003          1,333    0.61913    to    1.01108  $ 1,061      0.00%   1.35%    to     1.80%    32.34%    to   32.92%
December 31, 2002            831    0.46689    to    0.63795  $   424      0.00%   1.35%    to     1.65%   -31.40%    to  -31.19%

                                                        PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         34,652    1.10710    to    1.35502  $41,442      4.22%   1.35%    to     1.80%     1.83%    to    2.30%
December 31, 2005         37,150    1.08636    to    1.32513  $43,643      4.76%   1.35%    to     1.80%     0.56%    to    1.03%
December 31, 2004         30,932    1.07941    to    1.31224  $36,696      1.94%   1.35%    to     1.80%     3.43%    to    3.89%
December 31, 2003         23,028    1.16478    to    1.26394  $27,420      2.47%   1.35%    to     1.65%     4.14%    to    4.45%
December 31, 2002         17,328    1.11848    to    1.21092  $20,171      3.20%   1.35%    to     1.65%     7.61%    to    7.93%

                                                         PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         12,247    1.37817    to    1.48318  $17,521      7.35%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2005         11,538    1.28102    to    1.37312  $15,322      6.64%   1.40%    to     1.80%     2.21%    to    2.61%
December 31, 2004          8,864    1.25337    to    1.33818  $11,517      7.17%   1.40%    to     1.80%     7.39%    to    7.81%
December 31, 2003          4,059    1.16713    to    1.24124  $ 4,946      6.84%   1.40%    to     1.80%    20.26%    to   20.74%
December 31, 2002          1,975    0.99726    to    1.02813  $ 2,015      8.92%   1.40%    to     1.65%    -1.49%    to   -1.24%

                                       A49

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                 JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,952    0.65754    to    1.43985  $ 3,910      0.34%   1.40%    to     1.75%     9.22%    to    9.60%
December 31, 2005          1,561    0.60115    to    1.31370  $ 1,739      0.13%   1.40%    to     1.75%     2.23%    to    2.59%
December 31, 2004          1,557    0.58726    to    1.28061  $ 1,654      0.00%   1.40%    to     1.75%     2.41%    to    2.77%
December 31, 2003            755    0.57259    to    0.73210  $   568      0.00%   1.40%    to     1.60%    29.40%    to   29.69%
December 31, 2002            489    0.44250    to    0.56521  $   222      0.00%   1.40%    to     1.60%   -27.87%    to  -27.72%

                                                          PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,382    1.34067    to    1.73324  $ 6,711      1.29%   1.35%    to     1.80%    16.39%    to   16.89%
December 31, 2005          4,963    1.15025    to    1.48345  $ 6,500      0.84%   1.35%    to     1.80%     4.76%    to    5.24%
December 31, 2004          4,543    1.09631    to    1.41041  $ 5,563      0.76%   1.35%    to     1.80%    15.67%    to   16.19%
December 31, 2003          3,471    0.94638    to    1.04013  $ 3,494      0.00%   1.35%    to     1.65%    24.71%    to   25.07%
December 31, 2002          2,521    0.75888    to    0.77601  $ 1,942      1.32%   1.35%    to     1.65%   -17.73%    to  -17.49%

                                                          PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,573    0.81701    to    1.51572  $ 1,732      0.92%   1.40%    to     1.75%    14.06%    to   14.46%
December 31, 2005          1,618    0.71523    to    1.32432  $ 1,558      1.00%   1.40%    to     1.75%     2.83%    to    3.19%
December 31, 2004          1,570    0.69448    to    1.28343  $ 1,437      0.43%   1.40%    to     1.75%     6.92%    to    7.30%
December 31, 2003          1,090    0.64861    to    0.85787  $   793      0.32%   1.40%    to     1.65%    21.69%    to   21.98%
December 31, 2002            826    0.53285    to    0.70328  $   453      0.00%   1.40%    to     1.65%   -16.58%    to  -16.38%

                                                 PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,791    0.72531    to    1.44859  $ 2,025      0.00%   1.35%    to     1.80%    -2.41%    to   -1.98%
December 31, 2005          1,649    0.74182    to    1.47863  $ 1,895      0.00%   1.35%    to     1.80%    13.12%    to   13.61%
December 31, 2004          1,403    0.65454    to    1.30209  $ 1,308      0.00%   1.35%    to     1.80%     8.63%    to    9.11%
December 31, 2003          1,049    0.60141    to    0.78517  $   755      0.00%   1.35%    to     1.65%    23.83%    to   24.16%
December 31, 2002            726    0.48552    to    0.63237  $   371      0.00%   1.35%    to     1.65%   -26.47%    to  -26.26%

                                                          PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,977    0.64927    to    1.58504  $ 6,527      0.00%   1.35%    to     1.80%    -3.67%    to   -3.25%
December 31, 2005          6,188    0.67270    to    1.63898  $ 6,979      0.00%   1.35%    to     1.80%     3.41%    to    3.84%
December 31, 2004          4,158    0.64925    to    1.57888  $ 4,028      0.00%   1.40%    to     1.80%    17.43%    to   17.91%
December 31, 2003          3,011    0.55177    to    0.59620  $ 1,995      0.00%   1.40%    to     1.65%    37.83%    to   38.20%
December 31, 2002          1,602    0.40007    to    0.43161  $   660      0.00%   1.40%    to     1.65%   -47.19%    to  -47.07%

                                                       SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,525    0.94423    to    2.05363  $12,332      0.00%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2005          6,567    0.87543    to    1.90014  $ 9,620      0.00%   1.35%    to     1.80%    15.70%    to   16.21%
December 31, 2004          5,270    0.75197    to    1.63587  $ 6,538      0.00%   1.35%    to     1.80%    19.25%    to   19.78%
December 31, 2003          3,234    0.63000    to    0.82176  $ 2,701      0.00%   1.35%    to     1.65%    39.78%    to   40.20%
December 31, 2002          1,567    0.45191    to    0.58614  $   762      0.00%   1.35%    to     1.65%   -33.19%    to  -32.98%

                                                   PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         19,203    1.24461    to   11.14515  $27,840      3.49%   1.40%    to     2.35%     6.18%    to    7.17%
December 31, 2005         21,039    1.16409    to    1.27471  $27,938      1.23%   1.40%    to     1.85%     3.99%    to    4.46%
December 31, 2004         16,343    1.11728    to    1.22048  $19,172      1.11%   1.40%    to     1.80%     6.96%    to    7.40%
December 31, 2003          7,915    1.04299    to    1.05346  $ 8,418      1.32%   1.40%    to     1.65%    14.60%    to   14.88%
December 31, 2002          4,473    0.91013    to    0.91698  $ 4,088      0.25%   1.40%    to     1.65%    -7.41%    to   -7.17%

                                                     PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         42,592    1.20428    to   11.55811  $70,630      2.62%   1.40%    to     2.35%     8.15%    to    9.17%
December 31, 2005         45,670    1.10537    to    1.38790  $67,604      0.81%   1.40%    to     1.85%     5.66%    to    6.13%
December 31, 2004         30,709    1.04368    to    1.30793  $37,367      0.62%   1.40%    to     1.75%     9.18%    to    9.55%
December 31, 2003         13,244    0.95450    to    1.00219  $13,788      0.84%   1.40%    to     1.65%    20.87%    to   21.18%
December 31, 2002          5,852    0.78925    to    0.82711  $ 4,659      0.00%   1.40%    to     1.65%   -13.12%    to  -12.90%

                                                      PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,947    1.12704    to   11.97192  $50,984      1.87%   1.40%    to     2.35%    10.30%    to   11.34%
December 31, 2005         28,438    1.01435    to    1.48911  $48,063      0.52%   1.40%    to     1.85%     7.26%    to    7.74%
December 31, 2004         20,304    0.94337    to    1.38211  $24,855      0.34%   1.40%    to     1.80%    11.07%    to   11.50%
December 31, 2003          8,135    0.84789    to    0.93897  $ 7,825      0.55%   1.40%    to     1.65%    26.19%    to   26.51%
December 31, 2002          4,542    0.67156    to    0.74221  $ 3,121      0.00%   1.40%    to     1.65%   -18.61%    to  -18.40%

                                       A50

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,647    1.03769    to    1.77768  $ 5,938      1.87%   1.40%    to     1.75%    12.31%    to   12.70%
December 31, 2005          3,702    0.92254    to    1.57741  $ 5,285      0.16%   1.40%    to     1.75%     8.58%    to    8.97%
December 31, 2004          3,055    0.84838    to    1.44765  $ 3,959      0.05%   1.40%    to     1.75%    12.79%    to   13.17%
December 31, 2003          1,400    0.75107    to    0.87556  $ 1,452      0.01%   1.40%    to     1.60%    30.69%    to   30.95%
December 31, 2002            413    0.57468    to    0.66861  $   248      0.00%   1.40%    to     1.60%   -23.39%    to  -23.24%

                                                       PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,624    0.87888    to    2.12789  $ 5,794      1.80%   1.35%    to     1.80%    18.92%    to   19.44%
December 31, 2005          3,396    0.73762    to    1.78245  $ 4,577      0.55%   1.35%    to     1.80%    14.33%    to   14.85%
December 31, 2004          2,719    0.64383    to    1.55290  $ 3,018      0.18%   1.35%    to     1.80%    14.47%    to   14.98%
December 31, 2003          1,773    0.56134    to    1.05634  $ 1,345      0.00%   1.35%    to     1.80%    37.11%    to   37.73%
December 31, 2002          1,097    0.40856    to    0.57153  $   486      0.00%   1.35%    to     1.65%   -23.82%    to  -23.60%

                                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,332    1.20011    to    2.01320  $ 7,709      1.34%   1.40%    to     1.80%    26.81%    to   27.32%
December 31, 2005          3,678    0.94447    to    1.58122  $ 4,989      0.42%   1.40%    to     1.80%    11.77%    to   12.21%
December 31, 2004          3,232    0.84346    to    1.40924  $ 3,812      0.36%   1.40%    to     1.80%    13.76%    to   14.21%
December 31, 2003          1,902    0.74002    to    1.02601  $ 1,703      0.64%   1.40%    to     1.65%    25.30%    to   25.62%
December 31, 2002          1,162    0.59035    to    0.69085  $   700      0.00%   1.40%    to     1.65%   -18.52%    to  -18.31%

                                                                EVERGREEN VA BALANCED FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12    1.31026    to    1.31026  $    16      2.47%   1.75%    to     1.75%     7.96%    to    7.96%
December 31, 2005             12    1.21366    to    1.21366  $    14      5.88%   1.75%    to     1.75%     3.48%    to    3.48%

                                                                 EVERGREEN VA GROWTH FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              7    1.72118    to    1.72118  $    12      0.00%   1.75%    to     1.75%     9.13%    to    9.13%
December 31, 2005              7    1.57716    to    1.57716  $    11      0.00%   1.75%    to     1.75%     4.70%    to    4.70%
December 31, 2004              2    1.50638    to    1.50638  $     3      0.00%   1.75%    to     1.75%    11.90%    to   11.90%

                                                                  EVERGREEN VA OMEGA FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            243    1.49266    to    1.50745  $   363      0.00%   1.50%    to     1.75%     4.20%    to    4.46%
December 31, 2005            310    1.43256    to    1.44315  $   444      0.21%   1.50%    to     1.75%     2.06%    to    2.32%
December 31, 2004            308    1.40369    to    1.41046  $   433      0.00%   1.50%    to     1.75%     5.37%    to    5.62%
December 31, 2003             98    1.33214    to    1.33535  $   131      0.00%   1.50%    to     1.75%     2.75%    to    2.79%

                                                             EVERGREEN VA SPECIAL VALUES FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            127    1.92092    to    1.93974  $   246      0.77%   1.50%    to     1.75%    19.46%    to   19.76%
December 31, 2005            133    1.60796    to    1.61969  $   215      1.09%   1.50%    to     1.75%     8.86%    to    9.13%
December 31, 2004            122    1.47705    to    1.48416  $   180      1.86%   1.50%    to     1.75%    18.31%    to   18.60%
December 31, 2003              9    1.25143    to    1.25143  $    11      1.08%   1.50%    to     1.50%     6.21%    to    6.21%

                                             EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   16.88024    to   17.00827  $   469      3.74%   1.50%    to     1.75%    21.05%    to   21.35%
December 31, 2005             28   13.94505    to   14.01626  $   387      2.49%   1.50%    to     1.75%    14.01%    to   14.29%
December 31, 2004             23   12.23173    to   12.26411  $   281      1.99%   1.50%    to     1.75%    17.16%    to   17.45%
December 31, 2003              1   10.44021    to   10.44021  $    15      0.96%   1.75%    to     1.75%     4.51%    to    4.51%

                                           EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             33   13.23816    to   13.33854  $   439      1.28%   1.50%    to     1.75%    10.74%    to   11.01%
December 31, 2005             33   11.95425    to   12.01541  $   398      1.01%   1.50%    to     1.75%     7.14%    to    7.41%
December 31, 2004             28   11.15728    to   11.18687  $   310      1.64%   1.50%    to     1.75%     7.33%    to    7.60%
December 31, 2003             11   10.39518    to   10.39594  $   110      0.53%   1.65%    to     1.75%     4.81%    to    4.81%

                                        AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.82341    to   11.87604  $   339      0.72%   1.50%    to     1.75%    15.26%    to   15.54%
December 31, 2005         11,426   10.26647    to   10.27867  $   117      0.00%   1.50%    to     1.65%     2.11%    to    2.23%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             32   11.85903    to   11.91171  $   365      1.33%   1.50%    to     1.75%    14.85%    to   15.13%
December 31, 2005             18   10.32542    to   10.34593  $   181      0.00%   1.50%    to     1.75%     2.57%    to    2.78%

                                       A51

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                       AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12   11.11094    to   11.18026  $   132      0.69%   1.40%    to     1.75%     7.79%    to    8.16%
December 31, 2005              5   10.31658    to   10.33700  $    51      0.00%   1.40%    to     1.65%     2.74%    to    2.94%

                                              AST COHEN & STEERS REALTY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             53   16.13799    to   16.23834  $   832      0.84%   1.40%    to     1.75%    34.39%    to   34.85%
December 31, 2005             19   12.00823    to   12.04155  $   227      0.00%   1.40%    to     1.75%    18.34%    to   18.67%

                                                AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              3   11.64691    to   11.64691  $    38      2.23%   1.50%    to     1.50%     9.50%    to    9.50%
December 31, 2005              2   10.63623    to   10.64464  $    23      0.00%   1.40%    to     1.50%     6.20%    to    6.28%

                                               AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             52   12.80982    to   12.88954  $   601      0.43%   1.40%    to     1.75%    19.64%    to   20.05%
December 31, 2005              4   10.70700    to   10.72814  $    43      0.00%   1.50%    to     1.75%     6.17%    to    6.38%

                                              AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              8   10.91273    to   10.98080  $    85      0.00%   1.40%    to     1.75%     5.91%    to    6.27%
December 31, 2005              5   10.30402    to   10.33264  $    56      0.00%   1.40%    to     1.75%     2.93%    to    3.21%

                                               AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             19   11.80116    to   11.87455  $   216      0.25%   1.40%    to     1.75%    17.90%    to   18.30%
December 31, 2005             11   10.00979    to   10.03757  $   105      0.01%   1.40%    to     1.75%    -0.35%    to   -0.08%

                                                    AST HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            116   10.68405    to   10.75063  $ 1,243      7.09%   1.40%    to     1.75%     8.46%    to    8.83%
December 31, 2005             74    9.85089    to    9.87825  $   726      0.10%   1.40%    to     1.75%    -1.26%    to   -0.99%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             56   12.15183    to   12.22751  $   650      0.00%   1.40%    to     1.75%    10.97%    to   11.36%
December 31, 2005             35   10.95012    to   10.98052  $   385      0.00%   1.40%    to     1.75%     9.52%    to    9.82%

                                                  AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             30   11.61572    to   11.68807  $   333      0.38%   1.40%    to     1.75%    12.28%    to   12.67%
December 31, 2005             13   10.34492    to   10.37369  $   137      0.00%   1.40%    to     1.75%     2.78%    to    3.07%

                                                 AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006             39   12.55205    to   12.63027  $   443      0.18%   1.40%    to     1.75%    17.99%    to   18.39%
December 31, 2005              7   10.63867    to   10.66828  $    73      0.00%   1.40%    to     1.75%     5.87%    to    6.17%

                                        AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   11.62213    to   11.69442  $   467      0.00%   1.40%    to     1.75%     8.10%    to    8.48%
December 31, 2005             14   10.75090    to   10.78065  $   150      0.05%   1.40%    to     1.75%     7.16%    to    7.45%

                                           AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             55   11.04128    to   11.11019  $   596      0.00%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             40   10.57054    to   10.60000  $   428      0.00%   1.40%    to     1.75%     5.72%    to    6.01%

                                                 AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             89   12.28149    to   12.35800  $ 1,051      0.63%   1.40%    to     1.75%    16.43%    to   16.83%
December 31, 2005             50   10.54870    to   10.57804  $   523      0.00%   1.40%    to     1.75%     4.68%    to    4.97%

                                            AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             93   10.72896    to   10.79596  $   995      4.48%   1.40%    to     1.75%     7.92%    to    8.29%
December 31, 2005             64    9.94204    to    9.96176  $   638      0.14%   1.50%    to     1.75%    -0.57%    to   -0.37%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            123   11.48278    to   11.55444  $ 1,367      0.04%   1.40%    to     1.75%     5.40%    to    5.76%
December 31, 2005             68   10.89480    to   10.92526  $   739      0.00%   1.40%    to     1.75%     7.59%    to    7.89%

                                                    AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.58767    to   11.63919  $   317      0.00%   1.50%    to     1.75%     7.78%    to    8.05%
December 31, 2005             10   10.75107    to   10.77243  $   103      0.00%   1.50%    to     1.75%     7.12%    to    7.33%

                                       A52

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             51   12.69768    to   12.77698  $   607      0.00%   1.40%    to     1.75%    12.10%    to   12.49%
December 31, 2005             16   11.32716    to   11.35869  $   185      0.00%   1.40%    to     1.75%    12.65%    to   12.96%

                                          AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   11.83925    to   11.91306  $ 1,084      0.39%   1.40%    to     1.75%     8.85%    to    9.23%
December 31, 2005             55   10.87658    to   10.90682  $   604      0.00%   1.40%    to     1.75%     8.53%    to    8.83%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            110   10.25413    to   10.31847  $ 1,125      2.74%   1.40%    to     1.75%     2.04%    to    2.39%
December 31, 2005             75   10.04905    to   10.07733  $   756      0.03%   1.40%    to     1.75%     0.50%    to    0.78%

                                           AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             16   12.28871    to   12.34339  $   195      0.90%   1.50%    to     1.75%    19.27%    to   19.56%
December 31, 2005              5   10.30367    to   10.32416  $    54      0.00%   1.50%    to     1.75%     2.22%    to    2.43%

                                            AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             25   11.50163    to   11.57321  $   272      0.55%   1.40%    to     1.75%    10.67%    to   11.05%
December 31, 2005              6   10.39288    to   10.42169  $    66      0.00%   1.40%    to     1.75%     3.42%    to    3.70%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            235   13.34553    to   13.44068  $ 3,031      0.27%   1.40%    to     1.80%    13.82%    to   14.27%
December 31, 2005            125   11.72986    to   11.76236  $ 1,468      0.00%   1.40%    to     1.75%    17.27%    to   17.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58   11.30993    to   11.49135  $   656      1.21%   1.50%    to     2.40%     9.86%    to   10.83%
December 31, 2005              5   10.34748    to   10.36801  $    56      0.00%   1.50%    to     1.75%     3.18%    to    3.38%

                                                AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             31   12.79078    to   12.87030  $   376      0.40%   1.40%    to     1.75%    22.17%    to   22.59%
December 31, 2005             13   10.46963    to   10.49866  $   136      0.00%   1.40%    to     1.75%     5.05%    to    5.34%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             69   12.84720    to   12.92733  $   848      0.74%   1.40%    to     1.75%    20.69%    to   21.10%
December 31, 2005             17   10.64502    to   10.67460  $   181      0.00%   1.40%    to     1.75%     7.38%    to    7.67%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58    9.86229    to    9.92364  $   580      1.18%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             26    9.44213    to    9.46839  $   244      0.30%   1.40%    to     1.75%    -5.10%    to   -4.83%

                                          AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            201   11.36629    to   11.40838  $ 2,245      0.00%   1.40%    to     1.75%    13.70%    to   14.09%
December 31, 2005             11    9.99667    to    9.99933  $   109      0.00%   1.40%    to     1.75%    -0.02%    to    0.00%

                                        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,861   11.10359    to   11.22130  $42,817      0.00%   1.40%    to     2.40%    11.02%    to   12.11%
December 31, 2005             65   10.00213    to   10.00855  $   652      0.00%   1.50%    to     2.50%     0.04%    to    0.10%

                                           AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,593   10.92810    to   11.04402  $61,064      0.00%   1.40%    to     2.40%     9.15%    to   10.23%
December 31, 2005            190   10.01214    to   10.01855  $ 1,903      0.00%   1.50%    to     2.50%     0.14%    to    0.20%

                                         AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,998   10.82085    to   10.93553  $21,644      0.00%   1.40%    to     2.40%     7.97%    to    9.04%
December 31, 2005            140   10.02210    to   10.02853  $ 1,408      0.00%   1.50%    to     2.50%     0.24%    to    0.30%

                                         AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            431   10.57706    to   10.68916  $ 4,569      0.00%   1.40%    to     2.40%     5.44%    to    6.47%
December 31, 2005             33   10.03209    to   10.03852  $   334      0.00%   1.50%    to     2.35%     0.34%    to    0.40%

                                             AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            337   10.52149    to   10.59531  $ 3,555      0.00%   1.50%    to     2.40%     5.24%    to    5.97%

                                       A53

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            340   10.42368    to   10.49631  $ 3,547      0.00%   1.50%    to     2.40%     4.26%    to    4.98%

                                               AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            461   10.60042    to   10.68200  $ 4,891      0.00%   1.50%    to     2.40%     6.02%    to    6.84%

                                           AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   10.45877    to   10.50381  $   290      0.00%   1.15%    to     1.80%     5.22%    to    5.67%

                                                    AST MONEY MARKET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             17   10.20125    to   10.24522  $   173      3.26%   1.15%    to     1.80%     2.02%    to    2.45%

                                                  AST SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              4    9.90555    to    9.94820  $    39      0.00%   1.15%    to     1.80%     0.01%    to    0.43%

                                               AST PIMCO TOTAL RETURN BOND PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   10.29524    to   10.33968  $   968      0.00%   1.15%    to     1.80%     3.25%    to    3.69%

                                                 AST INTERNATIONAL VALUE PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             27   10.86090    to   10.90770  $   293      0.00%   1.15%    to     1.80%     8.50%    to    8.96%

                                                AST INTERNATIONAL GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   10.59814    to   10.64379  $   453      0.00%   1.15%    to     1.80%     6.07%    to    6.52%

                                                GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             42   15.94128    to   16.04073  $   676      0.58%   1.40%    to     1.75%    32.27%    to   32.72%
December 31, 2005             14   12.05243    to   12.08600  $   163      0.34%   1.40%    to     1.75%    21.98%    to   22.32%

                                                   AIM V.I. PREMIER EQUITY FUND (EXPIRED APRIL 28, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              0    0.00000    to    0.00000        0      1.04%   0.00%    to     0.00%     0.00%    to    0.00%
December 31, 2005          8,898    0.73226    to    1.43289  $12,652      0.80%   1.35%    to     1.65%     3.95%    to    4.24%
December 31, 2004         10,503    0.70444    to    1.37519  $14,332      0.45%   1.35%    to     1.65%     4.07%    to    4.36%
December 31, 2003         11,968    0.67689    to    1.31839  $15,643      0.30%   1.35%    to     1.65%    23.07%    to   23.42%
December 31, 2002         13,841    0.55001    to    1.06879  $14,685      0.31%   1.35%    to     1.65%   -31.40%    to  -31.19%



            ---------------
            * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

            ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

            *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for

                                       A54

EACH OF THE FIVE YEARS IN THE PERIOD ENDED DECEMBER 31, 2006 OR FROM THE EFFECTIVE DATE OF THE SUBACCOUNT THROUGH THE END OF THE REPORTING PERIOD. PRODUCT DESIGNS WITHIN A SUBACCOUNT WITH AN EFFECTIVE DATE DURING 2006 WERE EXCLUDED FROM THE RANGE OF TOTAL RETURN FOR 2006.

            A.  MORTALITY RISK AND EXPENSE RISK CHARGES

            The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

            B.  ADMINISTRATION CHARGE

            The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.


                                                     MORTALITY &
                                                   EXPENSE CHARGE
                                                    WITH LIFETIME
                                     MORTALITY &    5 OR HIGHEST
                                       EXPENSE     DAILY LIFETIME   SPOUSAL LIFETIME   ADMINISTRATION
                                       CHARGE:       5 OPTIONS:         5 OPTION:          CHARGE:
CONTRACTS:                           -----------   --------------   ----------------   --------------


Strategic Partners Annuity One
     Basic.........................      1.40%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          0.00%               NA                NA
     GMDB with-Greater of Roll Up
       and Step Up.................      1.70%          0.00%               NA                NA
Strategic Partners Annuity One
  Enhanced -- Non Bonus Version
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          2.20%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.70%          2.30%               NA                NA
Strategic Partners Annuity One
  Enhanced -- Bonus Version
     Basic.........................      1.50%          2.10%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.70%          2.30%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.80%          2.40%               NA                NA
Strategic Partners Annuity One
  Enhanced III -- Non Bonus Version
     Basic.........................      1.40%          2.00%             2.15%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners Annuity One
  Ehnanced III -- Bonus Version
     Basic.........................      1.50%          2.10%             2.25%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.75%          2.35%               NA                NA
Strategic Partners Plus
     Basic.........................      1.40%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          0.00%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.70%          0.00%               NA                NA
Strategic Partners Plus
  Enhanced -- Non Bonus Version
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          2.20%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.70%          2.30%               NA                NA
Strategic Partners Plus
  Enhanced -- Bonus Version
     Basic.........................      1.50%          2.10%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.70%          2.30%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.80%          2.40%               NA                NA

                                       A55

                                                     MORTALITY &
                                                   EXPENSE CHARGE
                                                    WITH LIFETIME
                                     MORTALITY &    5 OR HIGHEST
                                       EXPENSE     DAILY LIFETIME   SPOUSAL LIFETIME   ADMINISTRATION
                                       CHARGE:       5 OPTIONS:         5 OPTION:          CHARGE:
CONTRACTS:                           -----------   --------------   ----------------   --------------

Strategic Partners Plus Enhanced
  III -- Non Bonus Version
     Basic.........................      1.40%          2.00%             2.15%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners Plus Enhanced
  III -- Bonus Version
     Basic.........................      1.50%          2.10%             2.25%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.75%          2.35%               NA                NA
Strategic Partners Select GMDB with
  Step Up and Roll Up..............      1.52%          0.00%               NA                NA
Strategic Partners Advisor
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners FlexElite
     Basic.........................      1.60%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.80%          0.00%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.90%          0.00%               NA                NA
Discovery Select Variable Annuity..      1.25%          0.00%               NA              0.15%
Discovery Choice
     Basic.........................      1.35%          0.00%               NA                NA
     Enhanced......................      1.65%          0.00%               NA                NA
Premier B Series
     Base..........................      1.15%          1.75%             1.90%               NA
     Roll-up & HAV.................      1.65%          2.25%               NA                NA
     HDV...........................      1.65%          2.25%               NA                NA
Premier L Series
     Base..........................      1.50%          2.10%             2.25%               NA
     Roll-up & HAV.................      2.00%          2.60%               NA                NA
     HDV...........................      2.00%          2.60%               NA                NA
Premier X Series
     Base..........................      1.55%          2.15%             2.30%               NA
     Roll-up & HAV.................      2.05%          2.65%               NA                NA
     HDV...........................      2.05%          2.65%               NA                NA


            C.  WITHDRAWAL CHARGES

            A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. The charge is assessed through the redemption of units.


                                       A56

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2006 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 2, 2007


                                       A57

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS


(1) Financial Statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2006; the Statements of Operations for the period ended
December 31, 2006; the Statements of Changes in Net Assets for the periods ended December 31, 2006 and December 31, 2005; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2006 and 2005; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2006, 2005 and 2004; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)


(b) EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2) Agreements for custody of securities and similar investments -- Not Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

   (b) Form of Selected Broker Agreement used by PIMS (Note 2)

(4) (a) Form of The Strategic Partners Variable Annuity Contract V-BON 2000-NY (Note 12)

   (b) Form of The Strategic Partners Variable Annuity Contract V-DCA 2000-NY (Note 12)

   (c) Form of Strategic Partners Variable Annuity Contract VBON-2000-NY Ed. 10/2002 (Note 13)

   (d) Form of Strategic Partners Variable Annuity Contract VDCA-2000-NY Ed 10/2002 (Note 13)

   (e) Form of Strategic Partners Variable Annuity Contract VDCA-NY Ed 5-2003 (Note 17)

   (f) Endorsement ORD 112389-NY (Note 13)

   (g) Endorsement (MVA) ORD 112805-NY (Note 14)

   (h) Endorsements ORD 112898-NY and ORD 112899-NY (Note 15)

   (i) Endorsement (GMIB) ORD 112737-NY (Note 16)

   (j) Endorsement (Transfers) ORD 112878 (Note 16)

   (k) Endorsement (IAB) ORD 112718-NY (Note 16)

   (l) Endorsement Supplement (GMIB) ORD 112963-NY (Note 17)


   (m) Rider-Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five) (Note 22)

   (n) Supplement - Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five) (Note 1)

(5) (a) Application form for the Contract. (Note 8)

   (b) Application form for the Contract - PIAG (Note 8)

   (c) Strategic Partners Annuity One Application ORD 99725 New York (Note 13)

   (d) Strategic Partners Annuity One Application ORD 99725 New York-Third Party (Note 13)

   (e) Strategic Partners Annuity One Application ORD 99725 New York-First Union (Note 13)

   (f) Application form for the Contract (17)


   (g) Strategic Partners Annuity One Application ORD 99749 New York (Note 22)


(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

   (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(7) Contract of reinsurance in connection with variable annuity contract.


(Lifetime Five) (Note 21)


(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

   (a) Form of Fund Participation Agreement. (Note 4)

   (b) Form of Fund Participation Agreement (AST) (Note 19)

   (c) Amendment to Evergreen Trust Participation Agreement (Note 20)

   (d) Gartmore Amended and Restate Fund Participation Agreement (Note 19)


(9) Opinion of Counsel. (Note 22)


(10) Written Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners -- Not Applicable.

(13) Powers of Attorney.

   (a) David R. Odenath, Jr. (Note 9)

   (b) James J. Avery Jr. (Note 5)

   (c) Ronald P. Joelson (Note 10)

   (d) Helen M. Galt (Note 11)


   (e) Bernard J. Jacob (Note 18)

--------
(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 8) Incorporated by reference to the Initial Registration on Form N-4, Registration No. 333-49230 filed November 3, 2000 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-49334 filed February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 14, Form S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 5, Form S-6, Registration No. 333-85117 filed June 28, 2001 of behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 2, this Registration Statement, filed September 28, 2001.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 4, this Registration Statement, filed December 10, 2002.

(Note 14) Incorporated by reference to initial Form S-3, Registration
No. 222-49230 filed February 27, 2003 on behalf of Pruco Life Insurance Company of New Jersey.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed April 23, 2003.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed September 26, 2003.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed April 20, 2004.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Registration No. 333-49230, filed January 20, 2005 on behalf of Pruco Life Insurance Company of New Jersey Flexible Premium Variable Annuity Account.

(Note 19) Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4, Registration No. 333-99275, filed April 6. 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 20) Incorporated by reference to Post-Effective Amendment No. 13 to Form 4, Registration No. 333-49230, filed April 13, 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 21) Incorporated by reference to Pre-Effective Amendment to Form N-4 to Registration No. 333-131035, filed January 13, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.


(Note 22) Incorporated by reference to Pre-Effective Amendment to Form N-4 to Registration No. 333-49230, filed April 21, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life of New Jersey are listed below:


   Name and Principal Business Address    Position and Offices with Depositor
   -----------------------------------    -----------------------------------
   James J. Avery, Jr.                    Vice Chairman and Director
   213 Washington Street
   Newark, NJ 07102-2992

   Tucker I. Marr                         Chief Financial Officer and Chief
   213 Washington Street                  Accounting Officer
   Newark, NJ 07102-2992

   Helen M. Galt                          Director, Senior Vice President
   213 Washington Street                  and Chief Actuary
   Newark, NJ 07102-2992

   Bernard J. Jacob                       President and Director
   213 Washington Street
   Newark, NJ 07102-2992

   Ronald P. Joelson                      Director
   100 Mulberry Street
   Newark, NJ 07102-5096

   Thomas C. Castano                      Chief Legal Officer and Secretary
   213 Washington Street
   Newark, NJ 07102-2992

   Melody C. McDaid                       Senior Vice President
   213 Washington Street
   Newark, NJ 07102-2992

   James M. O'Connor                      Senior Vice President and Actuary
   200 Wood Avenue South
   Iselin, NJ 08830-2706

   David R. Odenath, Jr.                  Director
   751 Broad Street
   Newark, NJ 07102-3777


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of Prudential Financial, Inc. and their separate accounts.


The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed February 28, 2007, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2007 there were 4,925 owners of contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account. (b) Information concerning the directors and officers of PIMS is set forth below:




                             POSITIONS AND OFFICES     POSITIONS AND OFFICES
NAME (1)                       WITH UNDERWRITER           WITH REGISTRANT
--------                  ---------------------------  ---------------------
Robert F. Gunia.......... President                    None

Mark Hastings............ Senior Vice President &      None
                          Chief Compliance Officer

David Odenath............ Executive Vice President     None
751 Broad Street
Newark, NJ 07102

Scott Sleyster........... Executive Vice President     None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier........ Executive Vice President     None

Bernard B. Winograd...... Executive Vice President     None

Edward P. Baird.......... Executive Vice President     None

Mark Salvacion........... Senior Vice President,       None
                          Secretary and Chief Legal
                          Officer

Michael J. McQuade....... Senior Vice President,       None
                          Comptroller and Chief
                          Financial Officer

Peter J. Boland.......... Senior Vice President and    None
                          Director of Operations

--------
(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

   (c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

Name of              Net Underwriting
Principal             Discounts and   Compensation on  Brokerage
Underwriter            Commissions      Redemption    Commissions Compensation
-----------          ---------------- --------------- ----------- ------------
Prudential             $149,276,302        $-0-          $-0-         $-0-
Investment
Management
Services, LLC

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.UNDERTAKINGS

(a)Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e)Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newark, and the State of New Jersey on this 19th day of April, 2007.



                THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                 (Depositor)

Attest: /s/ Thomas C. Castano              By: /s/ Scott D. Kaplan
        -------------------------------        -------------------------------
        Thomas C. Castano                      Scott D. Kaplan
        SECRETARY                              PRESIDENT




                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              SIGNATURE AND TITLE


*
-----------------------------------
JAMES J. AVERY JR. Date: April 19, 2007
VICE CHAIRMAN AND DIRECTOR

*
-----------------------------------
BERNARD J. JACOB
DIRECTOR

*
-----------------------------------
TUCKER I. MARR
CHIEF FINANCIAL OFFICER



*                                      *By /s/ THOMAS C. CASTANO
-----------------------------------        -----------------------------------
SCOTT D. KAPLAN                            THOMAS C. CASTANO
DIRECTOR                                   (ATTORNEY-IN-FACT)



*
-----------------------------------
HELEN M. GALT
DIRECTOR, SENIOR VICE PRESIDENT AND
CHIEF ACTUARY

*
-----------------------------------
RONALD P. JOELSON
DIRECTOR

*
-----------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX



(10)Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm